UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _8/31__

Date of reporting period:  8/31/14__

Item 1. Reports to Stockholders.

Annual Report and Shareholder Letter

August 31, 2014

Templeton Constrained Bond Fund

A series of Templeton Income Trust

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/13. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Annual Report
Templeton Constrained Bond Fund	3
Performance Summary	7
Your Fund’s Expenses	12
Financial Highlights and
Statement of Investments	14
Financial Statements	23
Notes to Financial Statements	27
Report of Independent Registered
Public Accounting Firm	38
Tax Information	39
Board Members and Officers	40
Shareholder Information	45

Annual Report

Templeton Constrained Bond Fund

We are pleased to bring you Templeton Constrained Bond Fund’s annual report for the period since the Fund’s inception on September 20, 2013, through August 31, 2014.

Your Fund’s Goal and Main Investments

Templeton Constrained Bond Fund seeks current income with capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds” issued by government or government-related issuers worldwide. Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. The Fund may also purchase debt obligations issued by supranational entities organized or supported by several national governments.

Performance Overview

Templeton Constrained Bond Fund – Class A posted a +2.82% cumulative total return from inception on September 20, 2013, through August 31, 2014. In comparison, short-term global government bonds, as measured by the Fund’s benchmark, the Citigroup World Government Bond Index (WGBI) 1-3 Year, had a -0.48% cumulative total return for the same period.1,2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

Global financial market volatility was elevated at the beginning of the period, as the U.S. federal government partially shut down and the U.S. Treasury approached its debt ceiling. Market volatility quickly subsided with the end of the shutdown. Fears of possible reductions in stimulative government policies contributed to periods of risk aversion, when credit spreads widened and assets perceived as risky sold off. However, these periods of risk aversion alternated with periods of healthy risk appetite, when spreads narrowed and investors again favored risk assets. Against this backdrop, extensive liquidity creation continued, in particular from the Bank of Japan’s (BOJ’s) commitment to increase inflation, as well as from the European Central Bank’s (ECB’s) interest rate cuts. Economic data among the largest economies appeared inconsistent with some predictions of a severe global economic slowdown.

In the U.S., the Federal Reserve Board (Fed) said it would begin to reduce the size of its quantitative easing (QE) program in 2014. Pessimism about this policy affected emerging markets as market participants became concerned about potentially diminished global liquidity. Global financial market volatility increased at the beginning of 2014 amid concerns that economic growth was slowing, particularly in emerging markets. However, market volatility eventually began to subside and risk assets in a number of emerging markets rebounded.

Despite concerns surrounding Fed tapering, we did not believe there was a strong risk of a global liquidity problem, given the BOJ’s massive QE. In our assessment, the BOJ’s QE program has more than enough potential to offset the impact of the

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
2. © Citigroup Index LLC 2014. All rights reserved.
The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 19.

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TEMPLETON CONSTRAINED BOND FUND

Fed’s reduced buying. If the BOJ continued on its current path, it would be on pace to contribute more liquidity than the Fed would remove through tapering.

Also on investors’ minds during the period was the moderation in China’s growth rate. Despite negative headline news and skeptical investor attitudes, we did not believe China faced a “hard landing” scenario. Economic data during the period revealed overinvestment in certain sectors, decreasing industrial production, and rising nonperforming loans in the banking sector, but we believed these trends did not reflect the full picture. In fact, recent deceleration was a welcome and healthy development, in our view. Although the pace of China’s growth has slowed, we believe recent reforms have improved its quality.

During much of the second half of the period, global financial markets appeared more broadly influenced by the pickup in growth in the U.S. and economic stabilization in China than by escalating geopolitical tensions, in our assessment. We continued to see differentiation among specific emerging market economies; some have healthy current account and fiscal balances and large international reserves, while others struggle with deficits and economic imbalances. We believe that economies with healthier balances and stronger growth prospects are likely to experience currency appreciation over the long term, while those with imbalances are more likely to face currency weakness and economic strains.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and may use currency and cross-currency forwards and currency and currency index futures contracts.

What is a currency forward contract?
A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

What is a futures contract?
A futures contract, also called a “future,” is an agreement
between the Fund and a counterparty made through a U.S. or
foreign futures exchange to buy or sell an asset at a specific price on a future date.

Manager’s Discussion

The Fund’s total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets. During the period, the Fund’s positive absolute performance was primarily attributable to interest rate strategies, while currency positions and sovereign credit exposures had a largely neutral effect. On a relative basis, the Fund’s performance compared with its benchmark arose primarily from currency positions followed by interest rate strategies. Sovereign credit exposures had a largely neutral effect on relative performance.

Interest Rate Strategy

As part of the Fund’s interest rate strategy we used interest rate swaps to manage duration. During the period, we maintained the portfolio’s defensive duration posture as monetary policy remained highly accommodative in the U.S., eurozone, Japan and the U.K. Select duration exposures in Europe contributed to absolute performance. The Fund maintained little duration exposure in emerging markets, except in a few countries where rates were already quite high.

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TEMPLETON CONSTRAINED BOND FUND

What is an interest rate swap?
An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper or
other benchmarks).

What is duration?
Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

Currency Strategy

The Fund’s diversified currency exposure was largely neutral for absolute performance. The Fund utilized currency forward contracts to hedge or gain exposure to various currencies during the review period. The U.S. dollar strengthened against its major trading partners during the period; the trade-weighted U.S. dollar appreciated 1.28%.3 The euro depreciated 0.11% and the Japanese yen depreciated 5.55% against the U.S. dollar during the period.4

The Fund’s currency positions in Asia ex-Japan contributed to absolute return and relative performance. The Fund’s net-negative exposure to the Japanese yen against the U.S. dollar, achieved through the use of currency forward contracts, also added to absolute and relative performance.

Global Sovereign Debt Strategy

In addition to purchasing global government bonds, the Fund also invested in sovereign credit. As an asset class, such investments may compensate for greater credit risk by offering higher yields relative to U.S. Treasury and European benchmark bonds. The Fund’s sovereign credit positioning had a fairly neutral effect on absolute and relative performance during the period.

Currency Breakdown*
8/31/14
% of Total
Net Assets
Americas	90.7%
U.S. Dollar	80.6%
Mexican Peso	4.5%
Brazilian Real	2.2%
Canadian Dollar	1.9%
Chilean Peso	1.5%
Asia Pacific	8.6%
South Korean Won	7.5%
Malaysian Ringgit	6.6%
Singapore Dollar	3.8%
Indian Rupee	1.4%
New Zealand Dollar	0.1%
Philippine Peso	0.0%**
Japanese Yen	-10.8%
Europe	0.7%
Polish Zloty	5.0%
Swedish Krona	4.6%
Hungarian Forint	2.4%
Norwegian Krone	0.1%
British Pound Sterling	0.0%**
Euro	-11.4%

*Weightings may be negative or may not total 100% due to rounding, use of any derivatives, unsettled trades or other factors.
**Rounds to less than 0.1%.

3. Source: Federal Reserve H.10 Report.
4. Source: FactSet. 2014 FactSet Research Systems Inc. All Rights Reserved. The information contained herein: (1) is proprietary to FactSet Research Systems Inc. and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither FactSet Research Systems Inc. nor its content providers are responsible for any damages or losses arising from any use of this information.

franklintempleton.com Annual Report | 5

TEMPLETON CONSTRAINED BOND FUND

Thank you for your participation in Templeton Constrained Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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TEMPLETON CONSTRAINED BOND FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class	8/31/14	9/20/13		Change
A	$10.13	$10.00	+$	0.13
C	$10.13	$10.00	+$	0.13
R	$10.12	$10.00	+$	0.12
R6	$10.13	$10.00	+$	0.13
Advisor	$10.13	$10.00	+$	0.13

Distributions (9/20/13–8/31/14)
Dividend
Share Class	Income
A	$0.1494
C	$0.1020
R	$0.1150
R6	$0.1500
Advisor	$0.1505

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Annual Report

| 7

TEMPLETON CONSTRAINED BOND FUND
PERFORMANCE SUMMARY

Performance as of 8/31/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

					Value of		Average
								Total Annual Operating Expenses[6]
		Cumulative		Average	$10,000		Total Return
Share Class		Total Return[2]		Total Return[3]	Investment[4]		(9/30/14)[5]	(with waiver)	(without waiver)
A								0.85%	3.26%
1-Year		N/A		N/A	N/A		-1.57%
Since Inception (9/20/13)	+	2.82%		-1.52%	$9,848		-1.90%
C								1.25%	3.66%
1-Year		N/A		N/A	N/A	+	1.14%
Since Inception (9/20/13)	+	2.34%	+	1.34%	$10,134	+	1.68%
R								1.10%	3.51%
1-Year		N/A		N/A	N/A	+	2.28%
Since Inception (9/20/13)	+	2.37%	+	2.37%	$10,237	+	1.82%
R6								0.51%	2.92%
1-Year		N/A		N/A	N/A	+	2.79%
Since Inception (9/20/13)	+	2.82%	+	2.82%	$10,282	+	2.31%
Advisor								0.60%	3.01%
1-Year		N/A		N/A	N/A	+	2.79%
Since Inception (9/20/13)	+	2.83%	+	2.83%	$10,283	+	2.31%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Annual Report

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TEMPLETON CONSTRAINED BOND FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

franklintempleton.com Annual Report | 9

TEMPLETON CONSTRAINED BOND FUND PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

10 | Annual Report franklintempleton.com

TEMPLETON CONSTRAINED BOND FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

All investments involve risks, including possible loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund’s use of foreign currency techniques involves special risks, as such techniques may not achieve the anticipated benefits and/or may result in losses to the Fund. Currency rates may fluctuate significantly over short periods of time and can reduce returns. Derivatives, including cur-
rency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Special risks are associated with foreign investing, including currency rate fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value.
The risks associated with higher yielding, lower rated securities include higher risks of default and loss of principal. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. The Fund is actively managed but there is no guarantee that the manager’s investment deci-
sions will produce the desired results. The Fund's prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6:	Shares are available to certain eligible investors as described in the prospectus.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 12/31/14 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total returns represent the change in value of an investment over the period indicated. Performance shown is not annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the period indicated.
5. In accordance with SEC rules, we provide standardized total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: © 2014 Morningstar. The Citigroup WGBI 1-3 Year is a market capitalization-weighted index consisting of investment-grade world government bond markets with maturities ranging from one to three years.
8. © Citigroup Index LLC 2014. All rights reserved.

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TEMPLETON CONSTRAINED BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

12 | Annual Report

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TEMPLETON CONSTRAINED BOND FUND

YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,022.50	$2.09
Hypothetical (5% return before expenses)	$1,000	$1,023.14	$2.09
C
Actual	$1,000	$1,019.70	$5.50
Hypothetical (5% return before expenses)	$1,000	$1,019.76	$5.50
R
Actual	$1,000	$1,020.00	$4.68
Hypothetical (5% return before expenses)	$1,000	$1,020.57	$4.69
R6
Actual	$1,000	$1,022.20	$2.60
Hypothetical (5% return before expenses)	$1,000	$1,022.63	$2.60
Advisor
Actual	$1,000	$1,022.60	$2.19
Hypothetical (5% return before expenses)	$1,000	$1,023.04	$2.19
*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.41%;
C: 1.08%; R: 0.92%; R6: 0.51%; and Advisor: 0.43%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

There were decreases in Fund expenses that occurred during the Fund’s most recent fiscal half-year that affected the information in the expense table above. The below table reflects Fund expenses had those changes been in place throughout the entire most recent fiscal half-year.
	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,022.50	$2.65
Hypothetical (5% return before expenses)	$1,000	$1,022.58	$2.65
C
Actual	$1,000	$1,019.70	$5.85
Hypothetical (5% return before expenses)	$1,000	$1,019.41	$5.85
R
Actual	$1,000	$1,020.00	$5.14
Hypothetical (5% return before expenses)	$1,000	$1,020.11	$5.14
R6
Actual	$1,000	$1,022.20	$2.60
Hypothetical (5% return before expenses)	$1,000	$1,022.63	$2.60
Advisor
Actual	$1,000	$1,022.60	$2.60
Hypothetical (5% return before expenses)	$1,000	$1,022.63	$2.60
*Expenses are calculated using the fiscal year-end expense ratios, as if they had been in effect throughout the entire most recent fiscal half-
year, net of expense waivers, annualized for each class (A: 0.52%; C: 1.15%; R: 1.01%; R6: 0.51%; and Advisor: 0.51%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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TEMPLETON INCOME TRUST

Financial Highlights
Templeton Constrained Bond Fund
Period Ended
August 31, 2014[a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c]	0.11
Net realized and unrealized gains (losses)	0.17
Total from investment operations	0.28
Less distributions from net investment income	(0.15)
Net asset value, end of period	$10.13

Total return[d]	2.82%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.22%
Expenses net of waiver and payments by affiliates	0.52%
Net investment income	1.20%

Supplemental data
Net assets, end of period (000’s)	$10,232
Portfolio turnover rate	—%

aFor the period September 20, 2013 (commencement of operations) to August 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eAnnualized except for non-recurring expenses.

14 | Annual Report | The accompanying notes are an integral part of these financial statements.

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TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Constrained Bond Fund (continued)
Period Ended
August 31, 2014[a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c]	0.06
Net realized and unrealized gains (losses)	0.17
Total from investment operations	0.23
Less distributions from net investment income	(0.10)
Net asset value, end of period	$10.13

Total return[d]	2.34%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.85%
Expenses net of waiver and payments by affiliates	1.15%
Net investment income	0.57%

Supplemental data
Net assets, end of period (000’s)	$64
Portfolio turnover rate	—%

aFor the period September 20, 2013 (commencement of operations) to August 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eAnnualized except for non-recurring expenses.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 15

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Constrained Bond Fund (continued)
Period Ended
August 31, 2014[a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c]	0.07
Net realized and unrealized gains (losses)	0.17
Total from investment operations	0.24
Less distributions from net investment income	(0.12)
Net asset value, end of period	$10.12

Total return[d]	2.37%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.71%
Expenses net of waiver and payments by affiliates	1.01%
Net investment income	0.71%

Supplemental data
Net assets, end of period (000’s)	$10
Portfolio turnover rate	—%

aFor the period September 20, 2013 (commencement of operations) to August 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eAnnualized except for non-recurring expenses.

16 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton Constrained Bond Fund (continued)
Period Ended
August 31, 2014[a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c]	0.11
Net realized and unrealized gains (losses)	0.17
Total from investment operations	0.28
Less distributions from net investment income	(0.15)
Net asset value, end of period	$10.13

Total return[d]	2.82%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	4.04%
Expenses net of waiver and payments by affiliates	0.51%
Net investment income	1.21%

Supplemental data
Net assets, end of period (000’s)	$10
Portfolio turnover rate	—%

aFor the period September 20, 2013 (commencement of operations) to August 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eAnnualized except for non-recurring expenses.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 17

TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Constrained Bond Fund (continued)
Period Ended
August 31, 2014[a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c]	0.11
Net realized and unrealized gains (losses)	0.17
Total from investment operations	0.28
Less distributions from net investment income	(0.15)
Net asset value, end of period	$10.13

Total return[d]	2.83%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.21%
Expenses net of waiver and payments by affiliates	0.51%
Net investment income	1.21%

Supplemental data
Net assets, end of period (000’s)	$10
Portfolio turnover rate	—%

aFor the period September 20, 2013 (commencement of operations) to August 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eAnnualized except for non-recurring expenses.

18 | Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

TEMPLETON INCOME TRUST

Statement of Investments, August 31, 2014

Templeton Constrained Bond Fund
	Principal Amount*		Value
Foreign Government and Agency Securities 34.6%
Brazil 2.2%
[a]Nota Do Tesouro Nacional, Index Linked, 6.00%, 8/15/18	200	[b]BRL	$225,116
Canada 1.9%
Government of Canada, 1.00%, 2/01/15	215,000	CAD	197,738
Hungary 4.6%
Government of Hungary,
4.00%, 4/25/18	500,000	HUF	2,139
6.50%, 6/24/19	600,000	HUF	2,819
7.50%, 11/12/20	8,860,000	HUF	44,168
5.375%, 2/21/23	210,000		226,622
A, 5.50%, 12/20/18	8,120,000	HUF	36,687
A, 7.00%, 6/24/22	7,490,000	HUF	37,074
A, 6.00%, 11/24/23	11,620,000	HUF	54,627
B, 5.50%, 6/24/25	14,400,000	HUF	65,191
			469,327
Ireland 4.2%
Government of Ireland, senior bond, 5.40%, 3/13/25	250,000	EUR	435,187
Mexico 2.3%
Government of Mexico, 8.00%, 12/17/15	29,700	[c] MXN	241,297
Poland 5.1%
Government of Poland, Strip, 7/25/15	1,700,000	PLN	520,250
Portugal 0.5%
Government of Portugal,
[d]144A, 5.125%, 10/15/24	50,000		51,906
[e]senior bond, Reg S, 4.95%, 10/25/23	500	EUR	753
[e]senior note, Reg S, 5.65%, 2/15/24	1,200	EUR	1,886
			54,545
Russia 0.6%
[d]Government of Russia, senior bond, 144A, 7.50%, 3/31/30	51,375		57,192
Serbia 2.2%
[d]Government of Serbia, senior note, 144A, 7.25%, 9/28/21	200,000		230,353
South Korea 6.1%
Korea Monetary Stabilization Bond, senior bond, 2.80%, 8/02/15	640,000,000	KRW	633,742
Sweden 3.1%
Government of Sweden, 4.50%, 8/12/15	2,120,000	SEK	315,787
Ukraine 1.8%
[d]Government of Ukraine, senior note, 144A, 7.50%, 4/17/23	220,000		187,687
Total Foreign Government and Agency Securities (Cost $3,463,789)			3,568,221
Short Term Investments 60.0%
Foreign Government and Agency Securities 48.5%
Belgium 4.3%
[f]Belgium Treasury Bill, 9/18/14	340,000	EUR	446,709
Finland 5.7%
[d]Government of Finland, senior bond, 144A, 3.125%, 9/15/14	450,000	EUR	591,856

franklintempleton.com Annual Report | 19

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Constrained Bond Fund (continued)
	Principal Amount*		Value
Short Term Investments (continued)
Foreign Government and Agency Securities (continued)
France 8.7%
[f]France Treasury Bills,
11/13/14	340,000	EUR	$446,709
4/30/15	345,000	EUR	453,263
			899,972
Malaysia 3.7%
[f]Bank of Negara Monetary Notes,
1/22/15	460,000	MYR	144,157
3/03/15	430,000	MYR	134,280
8/04/15	330,000	MYR	101,579
			380,016
Mexico 0.2%
Mexico Treasury Bill, Strip, 5/28/15	5,930	[g]MXN	4,443
[f]Mexico Treasury Bills, 12/11/14 - 12/24/14	18,330	[g]MXN	13,901
			18,344
New Zealand 8.7%
Government of New Zealand, senior bond, 6.00%, 4/15/15	1,057,000	NZD	897,125
Norway 4.3%
[f]Norway Treasury Bill, 9/17/14	2,750,000	NOK	443,590
Singapore 3.8%
[f]Monetary Authority of Singapore Treasury Bill, 10/31/14	495,000	SGD	396,128
Sweden 0.3%
[f]Sweden Treasury Bill, 9/17/14	230,000	SEK	32,899
United Kingdom 8.8%
[e]United Kingdom Treasury Note, Reg S, 2.75%, 1/22/15	540,000	GBP	904,797
Total Foreign Government and Agency Securities (Cost $5,140,190)			5,011,436
Total Investments before Money Market Funds (Cost $8,603,979)			8,579,657

	Shares
Money Market Funds (Cost $1,186,514) 11.5%
United States 11.5%
[h,i]Institutional Fiduciary Trust Money Market Portfolio	1,186,514		1,186,514
Total Investments (Cost $9,790,493) 94.6%			9,766,171
Other Assets, less Liabilities 5.4%			560,256
Net Assets 100.0%			$10,326,427

20 | Annual Report

franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Constrained Bond Fund (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aRedemption price at maturity is adjusted for inflation. See Note 1(e).
bPrincipal amount is stated in 1,000 Brazilian Real Units.
cPrincipal amount is stated in 100 Mexican Peso Units.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
August 31, 2014, the aggregate value of these securities was $1,118,994, representing 10.84% of net assets.
eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2014, the aggregate value of these securities was $907,436, representing 8.79% of net assets.
fThe security is traded on a discount basis with no stated coupon rate.
gPrincipal amount is stated in 10 Mexican Peso Units.
hNon-income producing.
iSee Note 3(f) regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At August 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
				Contract Settlement			Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Swedish Krona	BZWS	Buy	577,000	65,235	EUR	9/22/14	$—	$(3,186)
Chilean Peso	JPHQ	Buy	91,760,400	160,252		9/23/14	—	(4,244)
Indian Rupee	JPHQ	Buy	8,714,250	143,121		9/23/14	178	—
Euro	BZWS	Sell	311,000	419,741		9/26/14	11,070	—
Japanese Yen	CITI	Sell	44,248,950	450,000		9/26/14	24,662	—
Malaysian Ringgit	HSBK	Buy	587,160	180,000		9/26/14	5,986	—
Mexican Peso	HSBK	Buy	2,684,948	202,500		9/26/14	2,384	—
South Korean Won	HSBK	Buy	135,606,400	124,000		9/26/14	9,537	—
Euro	JPHQ	Sell	70,000	94,589		9/29/14	2,603	—
Euro	CITI	Sell	33,000	44,603		9/30/14	1,238	—
Euro	GSCO	Sell	679,887	917,888		9/30/14	24,457	—
British Pound	DBAB	Buy	282,759	469,702		10/08/14	—	(557)
British Pound	DBAB	Sell	282,759	453,178		10/08/14	—	(15,967)
Norwegian Krone	DBAB	Sell	2,731,850	451,994		10/08/14	11,741	—
Japanese Yen	DBAB	Sell	1,860,000	18,134		12/22/14	243	—
Japanese Yen	HSBK	Sell	1,860,000	18,106		12/22/14	215	—
Japanese Yen	BZWS	Sell	880,000	8,486		12/26/14	21	—
Japanese Yen	CITI	Sell	1,380,000	13,308		12/26/14	33	—
Japanese Yen	GSCO	Sell	399,000	3,847		1/08/15	9	—
Japanese Yen	BZWS	Sell	1,440,000	13,886		1/15/15	31	—
Japanese Yen	JPHQ	Sell	940,000	9,063		1/15/15	19	—
British Pound	DBAB	Sell	546,400	921,203		1/22/15	15,636	—
Japanese Yen	JPHQ	Sell	2,200,000	21,789		2/06/15	617	—
Japanese Yen	SCBT	Sell	2,230,000	22,080		2/06/15	619	—
Japanese Yen	BZWS	Sell	2,230,000	22,077		2/09/15	615	—
Japanese Yen	JPHQ	Sell	2,240,000	22,128		2/09/15	570	—
Malaysian Ringgit	HSBK	Buy	180,000	55,781		2/09/15	779	—
Euro	DBAB	Sell	70,000	96,222		2/23/15	4,136	—
Euro	JPHQ	Buy	509,864	683,144		3/27/15	—	(12,197)
Euro	JPHQ	Sell	509,864	704,228		3/27/15	33,281	—

franklintempleton.com Annual Report | 21

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Constrained Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date Appreciation Depreciation
New Zealand Dollar	CITI	Sell	1,092,962	915,402	5/07/15	$23,977	$—
Japanese Yen	BOFA	Sell	1,522,950	15,000	5/18/15	327	—
Japanese Yen	BOFA	Sell	1,518,375	15,000	5/19/15	371	—
Japanese Yen	BZWS	Sell	1,522,500	15,000	5/19/15	331	—
Japanese Yen	CITI	Sell	1,520,700	15,000	5/19/15	348	—
Japanese Yen	HSBK	Sell	1,523,700	15,000	5/19/15	319	—
Euro	BZWS	Sell	978,797	1,293,823	5/29/15	4,947	—
Euro	GSCO	Sell	381,000	518,114	6/22/15	16,236	—
Japanese Yen	DBAB	Sell	1,860,000	18,266	6/22/15	334	—
Japanese Yen	BZWS	Sell	44,316,000	436,095	6/26/15	8,837	—
Euro	JPHQ	Buy	385,179	516,508	6/29/15	—	(9,072)
Euro	JPHQ	Sell	509,864	696,665	6/29/15	24,967	—
Euro	DBAB	Sell	1,950	2,658	7/17/15	89	—
Malaysian Ringgit	HSBK	Buy	180,000	55,073	8/06/15	887	—
Unrealized appreciation (depreciation)						232,650	(45,223)
Net unrealized appreciation (depreciation)						$187,427

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*In U.S. dollars unless otherwise indicated.

At August 31, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts
	Counterparty/	Expiration	Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.695%	CME	5/09/24	$214,000	$—	$(5,990)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.731%	LCH	7/07/24	50,000	—	(1,278)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.388%	CME	5/09/44	102,000	—	(7,519)
Net unrealized appreciation (depreciation)					$(14,787)

See Abbreviations on page 37.

22 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST

Financial Statements

Statement of Assets and Liabilities
August 31, 2014

Templeton Constrained Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$8,603,979
Cost - Sweep Money Fund (Note 3f)	1,186,514
Total cost of investments	$9,790,493
Value - Unaffiliated issuers	$8,579,657
Value - Sweep Money Fund (Note 3f)	1,186,514
Total value of investments	9,766,171
Cash	44,755
Foreign currency, at value (cost $83,581)	83,385
Receivables:
Interest	76,464
Affiliates	201,323
Due from brokers	17,423
Variation margin	468
Offering costs	8,934
Unrealized appreciation on forward exchange contracts	232,650
Other assets	3
Total assets	10,431,576
Liabilities:
Payables:
Transfer agent fees	23
Reports to shareholders	5,599
Professional fees	51,945
Unrealized depreciation on forward exchange contracts	45,223
Accrued expenses and other liabilities	2,359
Total liabilities	105,149
Net assets, at value	$10,326,427
Net assets consist of:
Paid-in capital	$10,165,428
Undistributed net investment income	38,062
Net unrealized appreciation (depreciation)	146,304
Accumulated net realized gain (loss)	(23,367)
Net assets, at value	$10,326,427

franklintempleton.com

The accompanying notes are an integral part of these financial statements. | Annual Report | 23

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
August 31, 2014

Templeton Constrained Bond Fund

Class A:
Net assets, at value	$10,232,388
Shares outstanding	1,009,835
Net asset value per share[a]	$10.13
Maximum offering price per share (net asset value per share ÷ 95.75%)	$10.58
Class C:
Net assets, at value	$63,654
Shares outstanding	6,286
Net asset value and maximum offering price per share[a]	$10.13
Class R:
Net assets, at value	$10,120
Shares outstanding	1,000
Net asset value and maximum offering price per share	$10.12
Class R6:
Net assets, at value	$10,133
Shares outstanding	1,000
Net asset value and maximum offering price per share	$10.13
Advisor Class:
Net assets, at value	$10,132
Shares outstanding	1,000
Net asset value and maximum offering price per share	$10.13

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
24 | Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the period ended August 31, 2014a

Templeton Constrained Bond Fund

Investment income:
Interest	$163,246
Expenses:
Management fees (Note 3a)	62,021
Distribution fees: (Note 3c)
Class A	1,006
Class C	214
Class R	47
Transfer agent fees: (Note 3e)
Class A	831
Class C	3
Class R	1
Class R6	79
Advisor Class	1
Custodian fees (Note 4)	3,150
Reports to shareholders	12,828
Registration and filing fees	31,223
Professional fees	57,853
Amortization of offering costs	141,470
Other	2,673
Total expenses	313,400
Expenses waived/paid by affiliates (Note 3e and 3g)	(263,663)
Net expenses	49,737
Net investment income	113,509
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	50,483
Foreign currency transactions	(26,726)
Swap contracts	185
Net realized gain (loss)	23,942
Net change in unrealized appreciation (depreciation) on:
Investments	(39,109)
Translation of other assets and liabilities denominated in foreign currencies	185,413
Net change in unrealized appreciation (depreciation)	146,304
Net realized and unrealized gain (loss)	170,246
Net increase (decrease) in net assets resulting from operations	$283,755

[a]For the period September 20, 2013 (commencement of operations) to August 31, 2014.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	|	25

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Changes in Net Assets

Templeton Constrained Bond Fund

Period Ended
August 31, 2014[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$113,509
Net realized gain (loss) from investments, foreign currency transactions and swap contracts	23,942
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities
denominated in foreign currencies	146,304
Net increase (decrease) in net assets resulting from operations	283,755
Distributions to shareholders from:
Net investment income:
Class A	(149,261)
Class C	(308)
Class R	(115)
Class R6	(150)
Advisor Class	(151)
Total distributions to shareholders	(149,985)
Capital share transactions: (Note 2)
Class A	10,099,687
Class C	62,970
Class R	10,000
Class R6	10,000
Advisor Class	10,000
Total capital share transactions	10,192,657
Net increase (decrease) in net assets	10,326,427
Net assets:
End of period	$10,326,427
Undistributed net investment income included in net assets:
End of period	$38,062

[a]For the period September 20, 2013 (commencement of operations) to August 31, 2014.
26 | Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

Notes to Financial Statements

Templeton Constrained Bond Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of five separate funds. The Templeton Constrained Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Effective September 20, 2013, the Fund commenced operations offering five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take

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Annual Report

| 27

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Constrained Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterpar-ties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counter-party include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or

28 | Annual Report

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Constrained Bond Fund (continued)

limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one coun-terparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the coun-terparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

See Note 9 regarding other derivative information.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of August 31, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Constrained Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

e. Security Transactions, Investment Income, Expenses and Distributions (continued)

regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corre-sponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

f. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At August 31, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Period Ended
	August 31, 2014[a]
	Shares	Amount
Class A Shares:
Shares sold	1,009,819	$10,099,526
Shares issued in reinvestment of distributions	27	277
Shares redeemed	(11)	(116)
Net increase (decrease)	1,009,835	$10,099,687
Class C Shares:
Shares sold	6,925	$69,390
Shares issued in reinvestment of distributions	20	206
Shares redeemed	(659)	(6,626)
Net increase (decrease)	6,286	$62,970

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Constrained Bond Fund (continued)

	Period Ended
	August 31, 2014[a]
	Shares	Amount

Class R Shares:
Shares sold	1,000	$10,000
Net increase (decrease)	1,000	$10,000
Class R6 Shares:
Shares sold	1,000	$10,000
Net increase (decrease)	1,000	$10,000
Advisor Class Shares:
Shares sold	1,000	$10,000
Net increase (decrease)	1,000	$10,000
[a]For the period September 20, 2013 (commencement of operations) to August 31, 2014.

3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton
Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Annualized Fee Rate	Net Assets
0.650%	Up to and including $1 billion
0.600%	Over $1 billion, up to and including $5 billion
0.550%	Over $5 billion, up to and including $10 billion
0.545%	Over $10 billion, up to and including $15 billion
0.540%	Over $15 billion, up to and including $20 billion
0.535%	Over $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Constrained Bond Fund (continued)

3. Transactions with Affiliates (continued)

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$356
CDSC retained	$66

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended August 31, 2014, the Fund paid transfer agent fees of $915, of which $355 was retained by Investor Services.

f. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted on the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees and acquired fund fees and

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NOTES TO FINANCIAL STATEMENTS

Templeton Constrained Bond Fund (continued)

expenses) for Class A, Class C, Class R and Advisor Class of the Fund does not exceed 0.60%, and Class R6 does not exceed 0.51% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 31, 2014.

Additionally, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2014.

h. Other Affiliated Transactions

At August 31, 2014, Advisers owned 98.12% of the Fund’s outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended August 31, 2014, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At August 31, 2014, the Fund had short-term capital loss carry forwards of $23,367.

The tax character of distributions paid during the period ended August 31, 2014 was as follows:

Distributions paid from:
Ordinary income	$149,985

At August 31, 2014, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$9,825,504

Unrealized appreciation	$158,486
Unrealized depreciation	(217,819)
Net unrealized appreciation (depreciation)	$(59,333)

Distributable earnings - undistributed ordinary income	$254,549

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and offering costs.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2014, aggregated $3,455,318 and $0, respectively.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Constrained Bond Fund (continued)

7. Credit Risk

At August 31, 2014, the Fund had 9.64% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. Other Derivative Information

At August 31, 2014, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and		Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Interest rate contracts	Variation margin / Net assets	$—	Due from brokers / Variation margin /	$14,787	[a]
	consist of: net unrealized		Net assets consist of: net
	appreciation (depreciation)[a]		unrealized appreciation
(depreciation)
Foreign exchange contracts	Unrealized appreciation on forward	232,650	Unrealized depreciation on	45,223
	exchange contracts		forward exchange contracts

[a]Included cumulative appreciation (depreciation) of centrally cleared swaps as reported in the Statement of Investments. Initial margin is included as a receivable due from brokers and current day's variation margin is separately reported within the Statement of Assets and Liabilities.

For the period ended August 31, 2014, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

			Change in
			Unrealized
Derivative Contracts		Realized Gain	Appreciation
Not Accounted for as		(Loss) for	(Depreciation)
Hedging Instruments	Statement of Operations Locations	the Period	for the Period
Interest rate contracts	Net realized gain (loss) from swap contracts / Net change	$185	$(14,787)
	in unrealized appreciation (depreciation) on investments

Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions / Net	(476)	187,427
change in unrealized appreciation (depreciation) on translation of
	other assets and liabilities denominated in foreign currencies

For the period ended August 31, 2014, the average month end fair value of derivatives represented 1.54% of average month end net assets. The average month end number of open derivative contracts for the period was 36.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Constrained Bond Fund (continued)

At August 31, 2014, the Fund’s OTC derivative assets and liabilities, are as follows:
	Gross and Net Amounts of Assets and Liabilities
	Presented in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$232,650	$45,223
Total	$232,650	$45,223

[a]Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At August 31, 2014, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Assets Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received	Received	than zero)
Counterparty
BOFA	$698	$—	$—	$—	$698
BZWS	25,852	(3,186)	—	—	22,666
CITI	50,258	—	—	—	50,258
DBAB	32,179	(16,524)	—	—	15,655
GSCO	40,702	—	—	—	40,702
HSBK	20,107	—	—	—	20,107
JPHQ	62,235	(25,513)	—	—	36,722
SCNY	619	—	—	—	619
Total	$232,650	$(45,223)	$—	$—	$187,427

At August 31, 2014, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:

Amounts Not Offset in the
Statement of Assets and Liabilities
Gross and
	Net Amounts of	Financial	Financial
	Liabilities Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
BOFA	$—	$—	$—	$—	$—
BZWS	3,186	(3,186)	—	—	—
CITI	—	—	—	—	—
DBAB	16,524	(16,524)	—	—	—
GSCO	—	—	—	—	—
HSBK	—	—	—	—	—
JPHQ	25,513	(25,513)	—	—	—
SCNY	—	—	—	—	—
Total	$45,223	$(45,223)	$—	$—	$—

See Note 1(c) regarding derivative financial instruments.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Constrained Bond Fund (continued)

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended August 31, 2014, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$—	$3,568,221	$—	$3,568,221
Short Term Investments	1,186,514	5,011,436	—	6,197,950
Total Investments in Securities	$1,186,514	$8,579,657	$—	$9,766,171

Other Financial Instruments
Forward Exchange Contracts	$—	$232,650	$—	$232,650

Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$—	$45,223	$—	$45,223
Swap Contracts	—	14,787	—	14,787
Total Other Financial Instruments	$—	$60,010	$—	$60,010

[a]For detailed categories, see the accompanying Statement of Investments.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Constrained Bond Fund (continued)

12. New Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty/Exchange		Currency
BOFA	Bank of America Corp.	BRL	Brazilian Real
BZWS	Barclays Bank PLC	CAD	Canadian Dollar
CITI	Citibank N.A.	EUR	Euro
CME	Chicago Mercantile Exchange	GBP	British Pound
DBAB	Deutsche Bank AG	HUF	Hungarian Forint
GSCO	The Goldman Sachs Group, Inc.	KRW	South Korean Won
HSBK	HSBC Bank PLC	MXN	Mexican Peso
JPHQ	JPMorgan Chase, N.A.	MYR	Malaysian Ringgit
LCH	London Clearing House	NOK	Norwegian Krone
SCBT	Standard Chartered Bank	NZD	New Zealand Dollar
		PLN	Polish Zloty
		SEK	Swedish Krona
		SGD	Singapore Dollar

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TEMPLETON INCOME TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton Constrained Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Constrained Bond Fund (the “Fund”) at August 31, 2014, and the results of its operations, the changes in its net assets and the financial highlights for the period September 20, 2013 (commencement of operations) through August 31, 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, transfer agent and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
October 17, 2014

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Tax Information (unaudited)

Templeton Constrained Bond Fund

At August 31, 2014, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on August 14, 2014, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund, to Class A, Class C, Class R, Class R6 and Advisor Class shareholders of record.

	Foreign Tax Paid	Foreign Source	Foreign Source Qualified
Class	Per Share	Income Per Share	Dividends Per Share
Class A	$0.0027	$0.2177	$ —
Class C	$0.0027	$0.2001	$ —
Class R	$0.0027	$0.1929	$ —
Class R6	$0.0027	$0.2189	$ —
Advisor Class	$0.0027	$0.2189	$ —

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

By Mid-February 2015, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2014. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2014 individual tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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TEMPLETON INCOME TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton
Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1992	138	Bar-S Foods (meat packing company)
300 S.E. 2nd Street				(1981-2010).
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Ann Torre Bates (1958)	Trustee	Since 2008	36	Navient Corporation (loan
300 S.E. 2nd Street				management, servicing and asset
Fort Lauderdale, FL 33301-1923				recovery) (May 2014), Ares Capital
Corporation (specialty finance
company) (2010-present), United
Natural Foods, Inc. (distributor of
natural, organic and specialty foods)
(2013-present), Allied Capital
Corporation (financial services)
(2003-2010) and SLM Corporation
(Sallie Mae) (1997-2014).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Frank J. Crothers (1944)	Trustee	Since 2003	26	Talon Metals Corp. (mining
300 S.E. 2nd Street				exploration), Fortis, Inc. (utility holding
Fort Lauderdale, FL 33301-1923				company) and AML Foods Limited
(retail distributors).
Principal Occupation During at Least the Past 5 Years:
Director and Vice Chairman, Caribbean Utilities Company, Ltd.; director of various other private business and nonprofit organizations; and
formerly, Chairman, Atlantic Equipment and Power Ltd. (1977-2003).

Edith E. Holiday (1952)	Lead	Trustee since	138	Hess Corporation (exploration and
300 S.E. 2nd Street	Independent	2001 and Lead		refining of oil and gas), H.J. Heinz
Fort Lauderdale, FL 33301-1923	Trustee	Independent		Company (processed foods and allied
		Trustee since 2007		products) (1994-2013), RTI
International Metals, Inc. (manufacture
and distribution of titanium), Canadian
National Railway (railroad) and White
Mountains Insurance Group, Ltd.
(holding company).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

40 | Annual Report franklintempleton.com

TEMPLETON INCOME TRUST

Independent Board Members (continued)

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

J. Michael Luttig (1954)	Trustee	Since 2009	138	Boeing Capital Corporation
300 S.E. 2nd Street				(aircraft financing) (2006-2013).
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and formerly,
Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

David W. Niemiec (1949)	Trustee	Since 2005	33	Emeritus Corporation (assisted
300 S.E. 2nd Street				living) (1999-2010) and OSI
Fort Lauderdale, FL 33301-1923				Pharmaceuticals, Inc. (pharmaceutical
				products) (2006-2010).

Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).

Frank A. Olson (1932)	Trustee	Since 2003	138	Hess Corporation (exploration and
300 S.E. 2nd Street				refining of oil and gas) (1998-2013).
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Chairman of the Board, The Hertz Corporation (car rental) (1980-2000) and Chief Executive
Officer (1977-1999); and Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (June – December 1987).

Larry D. Thompson (1945)	Trustee	Since 2005	138	Cbeyond, Inc. (business communi-
300 S.E. 2nd Street				cations provider) (2010-2012), The
Fort Lauderdale, FL 33301-1923				Southern Company (energy company)
				(2010-2012) and Graham Holdings
				Company (formerly, The Washington
				Post Company) (education and media
				organization).

Principal Occupation During at Least the Past 5 Years:
Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-present);
and formerly, John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice President
– Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004);
Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Constantine D. Tseretopoulos Trustee		Since 2003	26	None
(1954)
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly, Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center
(1982-1985).

Robert E. Wade (1946)	Trustee	Since 2006	43	El Oro Ltd (investments).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice (1972-2008) and member of various boards.

franklintempleton.com Annual Report | 41

TEMPLETON INCOME TRUST

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	148	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

**Rupert H. Johnson, Jr. (1940) Chairman of		Chairman of the	138	None
One Franklin Parkway	the Board and	Board and Trustee
San Mateo, CA 94403-1906	Trustee and	since 2013, and
	Vice President	Vice President
since 1996

Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton
Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

42 | Annual Report franklintempleton.com

TEMPLETON INCOME TRUST

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin
Templeton Companies, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy (1962) President and		Since 2002	Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice
President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Mark H. Otani (1968)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer

Principal Occupation During at Least the Past 5 Years:
Director, Global Fund Accounting Operations, Franklin Templeton Investments; and officer of 14 of the investment companies in Franklin
Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton
Investments.

franklintempleton.com Annual Report | 43

TEMPLETON INCOME TRUST

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Secretary and	Secretary since	Not Applicable	Not Applicable
300 S.E. 2nd Street	Vice President	2013 and Vice
Fort Lauderdale, FL 33301-1923		President since
2011

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of
Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience.
Ms. Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Navient Corporation (May 2014), Ares Capital
Corporation and United Natural Foods Inc. and was formerly a director of SLM Corporation from 1997 to 2014 and Allied Capital Corporation from 2003 to 2010,
Executive Vice President and Chief Financial Officer of NHP Incorporated and Vice President and Treasurer of US Airways, Inc. Mr. Niemiec has served as a mem-
ber of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001.
Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC
Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the
Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

44 | Annual Report franklintempleton.com

TEMPLETON INCOME TRUST

TEMPLETON CONSTRAINED BOND FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

franklintempleton.com Annual Report | 45

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Annual Report and Shareholder Letter
Templeton Constrained Bond Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved.	921 A 10/14

Annual Report and Shareholder Letter

August 31, 2014

Templeton Emerging Markets Bond Fund

A series of Templeton Income Trust

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/13. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Annual Report
Templeton Emerging Markets
Bond Fund	3
Performance Summary	7
Your Fund’s Expenses	12
Financial Highlights and
Statement of Investments	14
Financial Statements	24
Notes to Financial Statements	28
Report of Independent Registered
Public Accounting Firm	41
Tax Information	42
Board Members and Officers	43
Shareholder Information	48

Annual Report

Templeton Emerging Markets Bond Fund

This annual report for Templeton Emerging Markets Bond Fund covers the fiscal year ended August 31, 2014.

Your Fund’s Goals and Main Investments

Templeton Emerging Markets Bond Fund seeks current income with capital appreciation as a secondary goal. Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of bonds issued by government or government related entities that are located in emerging market countries, as well as bonds issued by emerging market corporate entities.

Performance Overview

For the 12 months under review, Templeton Emerging Markets Bond Fund – Class A generated a cumulative total return of +8.42%. In comparison, U.S. dollar-denominated emerging market bonds, as measured by the Fund’s benchmark, the J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI) Global, posted a +13.91% cumulative total return in U.S. dollar terms for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*Portfolio breakdown figures are stated as a percentage of total and may not equal
100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.
**Includes foreign treasury bills, money market funds and net other assets less liabilities.

Economic and Market Overview

Global financial market volatility was elevated at the beginning of the period, as the U.S. federal government partially shut down and the U.S. Treasury approached its debt ceiling. Market volatility quickly subsided with the end of the shutdown. Fears of possible reductions in stimulative government policies contributed to periods of risk aversion, when credit spreads widened and assets perceived as risky sold off. However, these periods of risk aversion alternated with periods of healthy risk appetite, when spreads narrowed and investors again favored risk assets. Against this backdrop, extensive liquidity creation continued, in particular from the Bank of Japan’s (BOJ’s) commitment to increase inflation, as well as from the European Central Bank’s (ECB’s) interest rate cuts. Economic data among the largest economies appeared inconsistent with some predictions of a severe global economic slowdown.

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 19.

franklintempleton.com Annual Report | 3

TEMPLETON EMERGING MARKETS BOND FUND

In the U.S., the Federal Reserve Board (Fed) said it would begin to reduce the size of its quantitative easing (QE) program in 2014. Pessimism about this policy affected emerging markets as market participants became concerned about potentially diminished global liquidity. Global financial market volatility increased at the beginning of 2014 amid concerns that economic growth was slowing, particularly in emerging markets. However, market volatility eventually began to subside and risk assets in a number of emerging markets rebounded.

Despite concerns surrounding Fed tapering, we did not believe there was a strong risk of a global liquidity problem, given the BOJ’s massive QE. In our assessment, the BOJ’s QE program has more than enough potential to offset the impact of the Fed’s reduced buying. If the BOJ continued on its current path, it would be on pace to contribute more liquidity than the Fed would remove through tapering.

Also on investors’ minds during the period was the moderation in China’s growth rate. Despite negative headline news and skeptical investor attitudes, we did not believe China faced a “hard landing” scenario. Economic data during the period revealed overinvestment in certain sectors, decreasing industrial production, and rising nonperforming loans in the banking sector, but we believed these trends did not reflect the full picture. In fact, recent deceleration was a welcome and healthy development, in our view. Although the pace of China’s growth has slowed, we believe recent reforms have improved its quality.

During much of the second half of the period, global financial markets appeared more broadly influenced by the pickup in growth in the U.S. and economic stabilization in China than by escalating geopolitical tensions, in our assessment. We continued to see differentiation among specific emerging market economies; some have healthy current account and fiscal balances and large international reserves, while others struggle with deficits and economic imbalances. We believe that economies with healthier balances and stronger growth prospects are likely to experience currency appreciation over the long term, while those with imbalances are more likely to face currency weakness and economic strains.

Investment Strategy

We invest selectively in bonds from emerging markets around the world to generate income for the Fund, allocating assets based upon our assessment of changing market, political and economic conditions. We seek opportunities while monitoring changes in interest rates, currency exchange rates and credit risk. In addition, we seek to manage the Fund’s exposure to various currencies and may use currency and cross currency forward contracts, as well as currency and currency index futures contracts.

What is a currency forward contract?
A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

What is a futures contract?
A futures contract, also called a “future,” is an agreement
between the Fund and a counterparty made through a U.S. or
foreign futures exchange to buy or sell an asset at a specific price on a future date.

Manager’s Discussion

The Fund held investment-grade and subinvestment-grade hard currency-denominated sovereign debt that typically compensates for greater credit risk by offering higher yields relative to U.S. Treasury and European benchmark bonds. Spreads narrowed between yields on sovereign credits and assets often considered safer, such as U.S. Treasuries, during the period. Underlying strength across several emerging economies continued to drive their borrowing costs down. U.S. dollar-denominated emerging market debt posted a +13.91% total return during the period as measured by the JPM EMBI Global.1 Sovereign credit spreads narrowed 69 basis points (100 basis points equal one percentage point) during the period.2

As part of its investment strategy, the Fund used currency forward contracts to limit or add exposure to various currencies.

Latin America

The Fund’s Latin American credit and duration exposures contributed to absolute performance during the period, while contributions from the region’s currency positions were largely neutral. Economic growth in much of the region continued to be supported by domestic and external demand. The central banks in Mexico and Chile cut their policy rates, while rates were hiked in Brazil. The Brazilian real and Mexican peso appreciated 6.24% and 2.11% against the U.S. dollar, while the Chilean peso depreciated 13.79%.3

2. Source: J.P. Morgan.
3. Source: FactSet. 2014 FactSet Research Systems Inc. All Rights Reserved. The information contained herein: (1) is proprietary to FactSet Research Systems Inc. and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither FactSet Research Systems Inc. nor its content providers are responsible for any damages or losses arising from any use of this information.

4 | Annual Report

franklintempleton.com

TEMPLETON EMERGING MARKETS BOND FUND

What is duration?
Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

Europe-Middle East-Africa (EMEA)

The Fund’s EMEA credit exposures (notably in Europe) contributed to absolute performance. Interest rate strategies in Europe and Africa also contributed to performance. However, currency positions in Africa detracted from absolute results. The euro depreciated 0.11% against the U.S. dollar during the period as the ECB expanded its monetary accommodation.3

Asia

The Fund’s currency positions in Asia ex-Japan contributed to absolute performance during the period. Sovereign credit exposures and interest rate strategies in Asia ex-Japan had largely neutral effects on absolute performance. Central banks in India, Indonesia and Malaysia increased rates while South Korea’s cut its rate. The Indian rupee appreciated 8.88% against the U.S. dollar, the South Korean won strengthened 9.48%, and the Malaysian ringgit gained 4.21% against the U.S. dollar.3 The Indonesian rupiah depreciated 6.65% against the U.S. dollar during the period.3

The Fund also maintained a net-negative position in the Japanese yen, achieved through the use of currency forward contracts, during the period as the BOJ continued to deploy extraordinary monetary accommodation measures. The Japanese yen depreciated 5.55% against the U.S. dollar during the period, leading our position to contribute to performance.3

Currency Breakdown*
8/31/14
% of Total
Net Assets
Americas	80.2%
U.S. Dollar	59.8%
Mexican Peso	11.1%
Uruguayan Peso	5.1%
Brazilian Real	2.7%
Chilean Peso	1.3%
Peruvian Nuevo Sol	0.2%
Asia Pacific	9.7%
Malaysian Ringgit	6.9%
South Korean Won	4.4%
Philippine Peso	2.6%
Indian Rupee	1.2%
Sri Lankan Rupee	0.7%
Indonesian Rupiah	0.4%
Japanese Yen	-6.5%
Middle East & Africa	10.1%
Nigerian Naira	8.4%
Ghanaian Cedi	1.7%
Europe	0.0%**
Hungarian Forint	6.1%
Polish Zloty	2.5%
Serbian Dinar	2.3%
Euro	-10.9%

*Weightings may be negative or may not total 100% due to rounding, use of any derivatives, unsettled trades or other factors.
**Rounds to less than 0.1%.

franklintempleton.com Annual Report | 5

TEMPLETON EMERGING MARKETS BOND FUND

Thank you for your participation in Templeton Emerging Markets Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Annual Report franklintempleton.com

TEMPLETON EMERGING MARKETS BOND FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	8/31/13		Change
A (FEMGX)	$9.78	$9.49	+$	0.29
C (n/a)	$9.77	$9.47	+$	0.30
R (n/a)	$9.76	$9.48	+$	0.28
Advisor (n/a)	$9.79	$9.50	+$	0.29
R6 (n/a)	$9.80	$9.51	+$	0.29

Distributions (9/1/13–8/31/14)
Dividend
Share Class	Income
A	$0.4901
C	$0.4548
R	$0.4654
R6	$0.5137
Advisor	$0.5077

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TEMPLETON EMERGING MARKETS BOND FUND
PERFORMANCE SUMMARY

Performance as of 8/31/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

					Value of		Average Annual
								Total Annual Operating Expenses[6]
		Cumulative		Average Annual	$10,000		Total Return
Share Class		Total Return[2]		Total Return[3]	Investment[4]		(9/30/14)[5]	(with waiver)	(without waiver)
A								1.23%	2.39%
1-Year	+	8.42%	+	3.83%	$10,383	+	0.72%
Since Inception (4/1/13)	+	2.89%		-1.02%	$9,856		-1.89%
C								1.67%	2.83%
1-Year	+	8.03%	+	7.03%	$10,703	+	3.73%
Since Inception (4/1/13)	+	2.42%	+	1.01%	$10,242	+	0.61%
R								1.52%	2.68%
1-Year	+	7.94%	+	7.94%	$10,794	+	4.78%
Since Inception (4/1/13)	+	2.33%	+	1.64%	$10,233	+	0.62%
R6								0.98%	4.30%
1-Year	+	8.67%	+	8.67%	$10,867	+	5.54%
Since Inception (5/1/13)	+	1.82%	+	1.36%	$10,182	+	0.33%
Advisor								1.02%	2.18%
1-Year	+	8.60%	+	8.60%	$10,860	+	5.38%
Since Inception (4/1/13)	+	3.28%	+	2.30%	$10,328	+	1.26%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Annual Report

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TEMPLETON EMERGING MARKETS BOND FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

franklintempleton.com Annual Report | 9

TEMPLETON EMERGING MARKETS BOND FUND

PERFORMANCE SUMMARY

10 | Annual Report franklintempleton.com

All investments involve risks, including possible loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund’s use of foreign currency techniques involves special risks, as such techniques may not achieve the anticipated benefits and/or may result in losses to the Fund. Currency rates may fluctuate significantly over short periods of time and can reduce returns. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Special risks are associated with foreign investing, including currency rate fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value.
The risks associated with higher yielding, lower rated securities include higher risks of default and loss of principal. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund's prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than
Class A shares.

Class R6:	Shares are available to certain eligible investors as described in the prospectus.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 12/31/14 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: © 2014 Morningstar. The JPM EMBI Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.

franklintempleton.com Annual Report | 11

TEMPLETON EMERGING MARKETS BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

12 | Annual Report

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		TEMPLETON EMERGING MARKETS BOND FUND
			YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,045.20	$6.55
Hypothetical (5% return before expenses)	$1,000	$1,018.80	$6.46
C
Actual	$1,000	$1,042.80	$8.50
Hypothetical (5% return before expenses)	$1,000	$1,016.89	$8.39
R
Actual	$1,000	$1,043.50	$7.78
Hypothetical (5% return before expenses)	$1,000	$1,017.59	$7.68
R6
Actual	$1,000	$1,046.60	$4.80
Hypothetical (5% return before expenses)	$1,000	$1,020.52	$4.74
Advisor
Actual	$1,000	$1,046.30	$5.16
Hypothetical (5% return before expenses)	$1,000	$1,020.16	$5.09

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.27%;
C: 1.65%; R: 1.51%; R6: 0.93%; and Advisor: 1.00%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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| 13

TEMPLETON INCOME TRUST

Financial Highlights
Templeton Emerging Markets Bond Fund
	Year Ended August 31,
	2014		2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.49		$10.00
Income from investment operations[b]:
Net investment income[c]	0.50		0.18
Net realized and unrealized gains (losses)	0.28		(0.69)
Total from investment operations	0.78		(0.51)
Less distributions from net investment income	(0.49)		—
Net asset value, end of year	$9.78		$9.49

Total return[d]	8.42%		(5.10)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.24%		2.37%
Expenses net of waiver and payments by affiliates	1.25	%f	1.21%
Net investment income	5.16%		4.32%

Supplemental data
Net assets, end of year (000’s)	$17,462		$10,319
Portfolio turnover rate	6.31%		8.80%

aFor the period April 1, 2013 (commencement of operations) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year, except for non-recurring expenses.
fBenefit of expense reduction rounds to less than 0.01%.

14 | Annual Report | The accompanying notes are an integral part of these financial statements.

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	TEMPLETON INCOME TRUST
	FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)
	Year Ended August 31,
	2014		2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.47		$10.00
Income from investment operations[b]:
Net investment income[c]	0.46		0.17
Net realized and unrealized gains (losses)	0.29		(0.70)
Total from investment operations	0.75		(0.53)
Less distributions from net investment income	(0.45)		—
Net asset value, end of year	$9.77		$9.47

Total return[d]	8.03%		(5.30)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.64%		2.81%
Expenses net of waiver and payments by affiliates	1.65	%f	1.65%
Net investment income	4.76%		3.88%

Supplemental data
Net assets, end of year (000’s)	$817		$281
Portfolio turnover rate	6.31%		8.80%

aFor the period April 1, 2013 (commencement of operations) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year, except for non-recurring expenses.
fBenefit of expense reduction rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report | 15

TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)
	Year Ended August 31,
	2014		2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.48		$10.00
Income from investment operations[b]:
Net investment income[c]	0.47		0.16
Net realized and unrealized gains (losses)	0.28		(0.68)
Total from investment operations	0.75		(0.52)
Less distributions from net investment income	(0.47)		—
Net asset value, end of year	$9.76		$9.48

Total return[d]	7.94%		(5.20)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.49%		2.65%
Expenses net of waiver and payments by affiliates	1.50	%f	1.50%
Net investment income	4.91%		4.04%

Supplemental data
Net assets, end of year (000’s)	$10		$9
Portfolio turnover rate	6.31%		8.80%

aFor the period April 1, 2013 (commencement of operations) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year, except for non-recurring expenses.
fBenefit of expense reduction rounds to less than 0.01%.

16 | Annual Report | The accompanying notes are an integral part of these financial statements.

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	TEMPLETON INCOME TRUST
	FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)
	Year Ended August 31,
	2014		2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.50		$10.15
Income from investment operations[b]:
Net investment income[c]	0.53		0.17
Net realized and unrealized gains (losses)	0.27		(0.82)
Total from investment operations	0.80		(0.65)
Less distributions from net investment income	(0.51)		—
Net asset value, end of year	$9.79		$9.50

Total return[d]	8.67%		(6.40)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.44%		4.28%
Expenses net of waiver and payments by affiliates	0.96	%f	0.96%
Net investment income	5.45%		2.41%

Supplemental data
Net assets, end of year (000’s)	$5		$5
Portfolio turnover rate	6.31%		8.80%

aFor the period May 1, 2013 (effective date) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year, except for non-recurring expenses.
fBenefit of expense reduction rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report | 17

TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)
	Year Ended August 31,
	2014		2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.51		$10.00
Income from investment operations[b]:
Net investment income[c]	0.52		0.20
Net realized and unrealized gains (losses)	0.28		(0.69)
Total from investment operations	0.80		(0.49)
Less distributions from net investment income	(0.51)		—
Net asset value, end of year	$9.80		$9.51

Total return[d]	8.60%		(4.90)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.99%		2.16%
Expenses net of waiver and payments by affiliates	1.00	%f	1.00%
Net investment income	5.41%		4.53%

Supplemental data
Net assets, end of year (000’s)	$684		$116
Portfolio turnover rate	6.31%		8.80%

aFor the period April 1, 2013 (commencement of operations) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year, except for non-recurring expenses.
fBenefit of expense reduction rounds to less than 0.01%.

18 | Annual Report | The accompanying notes are an integral part of these financial statements.

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	TEMPLETON INCOME TRUST

Statement of Investments, August 31, 2014

Templeton Emerging Markets Bond Fund
	Principal
	Amount*		Value
Foreign Government and Agency Securities 61.4%
Brazil 2.7%
Letra Tesouro Nacional, Strip, 7/01/15	1,250	[a]BRL	$511,615
Ecuador 4.5%
[b]Government of Ecuador, senior note, 144A, 7.95%, 6/20/24	770,000		854,750
Ghana 2.7%
Government of Ghana,
24.00%, 5/25/15	5,000	GHS	1,311
21.00%, 10/26/15	886,000	GHS	224,586
16.90%, 3/07/16	100,000	GHS	23,823
19.24%, 5/30/16	50,000	GHS	12,149
23.00%, 2/13/17	30,000	GHS	7,696
24.44%, 5/29/17	60,000	GHS	15,774
23.00%, 8/21/17	111,000	GHS	28,359
[b]144A, 7.875%, 8/07/23	200,000		196,375
			510,073
Hungary 10.6%
Government of Hungary,
5.50%, 12/22/16	147,290,000	HUF	654,226
4.00%, 4/25/18	4,960,000	HUF	21,218
6.50%, 6/24/19	20,820,000	HUF	97,817
7.50%, 11/12/20	13,160,000	HUF	65,605
5.375%, 2/21/23	790,000		852,528
A, 6.75%, 11/24/17	38,720,000	HUF	179,770
A, 5.50%, 12/20/18	23,830,000	HUF	107,667
A, 7.00%, 6/24/22	940,000	HUF	4,653
A, 6.00%, 11/24/23	6,340,000	HUF	29,805
			2,013,289
Indonesia 0.4%
Government of Indonesia,
FR27, 9.50%, 6/15/15	860,000,000	IDR	75,056
FR31, 11.00%, 11/15/20	7,000,000	IDR	683
senior bond, FR53, 8.25%, 7/15/21	17,000,000	IDR	1,466
			77,205
Kenya 1.1%
[b]Government of Kenya, senior note, 144A, 6.875%, 6/24/24	200,000		216,875
Malaysia 2.3%
Government of Malaysia, 3.741%, 2/27/15	1,370,000	MYR	435,987
Mexico 8.4%
Government of Mexico,
6.00%, 6/18/15	72,000	[c] MXN	563,333
8.00%, 12/17/15	5,000	[c] MXN	40,622
6.25%, 6/16/16	103,170	[c] MXN	828,849
7.25%, 12/15/16	19,000	[c] MXN	156,871
			1,589,675
Mongolia 0.9%
[b]Government of Mongolia, senior note, 144A, 5.125%, 12/05/22	200,000		177,420

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| 19

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Emerging Markets Bond Fund (continued)
	Principal
	Amount*		Value
Foreign Government and Agency Securities (continued)
Nigeria 1.3%
Government of Nigeria,
4.00%, 4/23/15	40,000,000	NGN	$236,261
13.05%, 8/16/16	700,000	NGN	4,453
			240,714
Philippines 1.3%
Government of the Philippines, senior note, 1.625%, 4/25/16	10,910,000	PHP	247,467
Poland 2.3%
Government of Poland, 5.50%, 4/25/15	1,400,000	PLN	445,826
Republic of Montenegro 0.8%
[b]Government of Montenegro, 144A, 5.375%, 5/20/19	110,000	EUR	153,014
Senegal 1.1%
[b]Government of Senegal, 144A, 6.25%, 7/30/24	200,000		206,625
Serbia 3.9%
[b]Government of Serbia, senior note, 144A, 7.25%, 9/28/21	250,000		287,941
Serbia Treasury Bond, 10.00%, 4/04/15	17,400,000	RSD	196,259
Serbia Treasury Note, 10.00%,
11/08/15	20,100,000	RSD	227,502
1/30/16	190,000	RSD	2,148
5/22/16	580,000	RSD	6,540
5/08/17	350,000	RSD	3,893
3/20/21	830,000	RSD	8,481
			732,764
Slovenia 1.2%
[b]Government of Slovenia, senior note, 144A, 5.50%, 10/26/22	200,000		221,756
South Korea 2.6%
Korea Monetary Stabilization Bond, senior note, 2.74%, 2/02/15	500,000,000	KRW	493,951
Sri Lanka 0.7%
Government of Sri Lanka,
10.60%, 7/01/19	1,090,000	LKR	9,327
C, 8.50%, 4/01/18	15,500,000	LKR	123,014
			132,341
Ukraine 6.6%
[b]Government of Ukraine,
senior bond, 144A, 7.80%, 11/28/22	720,000		629,100
senior note, 144A, 7.50%, 4/17/23	530,000		452,156
[b,d]Kyiv Finance PLC (City of Kiev), loan participation, senior note, 144A, 9.375%, 7/11/16	200,000		163,540
			1,244,796
Uruguay 4.8%
[e]Government of Uruguay,
Index Linked, 4.25%, 4/05/27	264,112	UYU	12,327
senior bond, Index Linked, 4.375%, 12/15/28	1,948,431	UYU	92,974
senior bond, Index Linked, 4.00%, 7/10/30	278,699	UYU	13,099
Uruguay Notas del Tesoro, 10.25%, 8/22/15	17,800,000	UYU	720,790

20 | Annual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Emerging Markets Bond Fund (continued)
	Principal
	Amount*		Value
Foreign Government and Agency Securities (continued)
Uruguay (continued)
Uruguay Treasury Bill,
[f]Strip, 7/28/16	100,000	UYU	$3,296
Strip, 5/14/15	1,600,000	UYU	61,547
Strip, 7/02/15	30,000	UYU	1,133
Strip, 11/26/15	230,000	UYU	8,281
			913,447
Zambia 1.2%
[b]Government of Zambia International Bond, 144A, 8.50%, 4/14/24	200,000		232,750
Total Foreign Government and Agency Securities (Cost $12,005,410)			11,652,340
Quasi-Sovereign and Corporate Bonds 11.2%
Costa Rica 3.4%
[g]Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	600,000		642,444
Nigeria 2.7%
[b]Access Bank PLC, sub. note, 144A, 9.25% to 6/23/19, FRN thereafter, 6/24/21	200,000		206,625
[b]Zenith Bank PLC, senior note, 144A, 6.25%, 4/22/19	300,000		299,812
			506,437
Poland 1.0%
[b,h]Play Topco SA, senior note, 144A, PIK, 7.75%, 2/28/20	140,000	EUR	187,388
Romania 0.8%
[b]Cable Communications Systems NV, senior secured note, 144A, 7.50%, 11/01/20	100,000	EUR	142,471
Russia 0.5%
[b,d]Alfa Bond Issuance PLC (Alfa Bank OJSC), loan participation, secured note, 144A, 7.875%,
9/25/17	100,000		103,562
South Africa 2.0%
[b]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	100,000	EUR	102,973
[b]Edcon Pty. Ltd., senior secured note, 144A, 9.50%, 3/01/18	230,000	EUR	284,243
			387,216
Ukraine 0.8%
[d,i]State Export-Import Bank of Ukraine (BIZ FIN), loan participation, Reg S, 8.75%, 1/22/18	200,000		153,625
Total Quasi-Sovereign and Corporate Bonds (Cost $2,113,822)			2,123,143
Total Investments before Short Term Investments (Cost $14,119,232)			13,775,483
Short Term Investments 23.2%
Foreign Government and Agency Securities 7.9%
Mexico 0.3%
Mexico Treasury Bill, Strip, 5/28/15	26,150	[j] MXN	19,595
[k]Mexico Treasury Bills, 9/18/14 - 12/24/14	52,210	[j] MXN	39,641
			59,236
Nigeria 7.1%
[k]Nigeria Treasury Bills,
12/18/14	69,000,000	NGN	413,332
2/19/15	160,600,000	NGN	942,033
			1,355,365

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TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Emerging Markets Bond Fund (continued)
	Principal
	Amount*		Value
Short Term Investments (continued)
Foreign Government and Agency Securities (continued)
Philippines 0.5%
[k]Philippine Treasury Bills, 9/03/14 - 7/08/15	3,810,000	PHP	$87,015
Total Foreign Government and Agency Securities (Cost $1,487,610)			1,501,616
Total Investments before Money Market Funds (Cost $15,606,842)			15,277,099
	Shares
Money Market Funds (Cost $2,901,638) 15.3%
United States 15.3%
[l,m]Institutional Fiduciary Trust Money Market Portfolio	2,901,638		2,901,638
Total Investments (Cost $18,508,480) 95.8%			18,178,737
Other Assets, less Liabilities 4.2%			798,328
Net Assets 100.0%			$18,977,065

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aPrincipal amount is stated in 1,000 Brazilian Real Units.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
August 31, 2014, the aggregate value of these securities was $5,119,376 representing 26.98% of net assets.
cPrincipal amount is stated in 100 Mexican Peso Units.
dSee Note 1(e) regarding loan participation notes.
ePrincipal amount of security is adjusted for inflation. See Note 1(g).
fSecurity purchased on a delayed delivery basis. See Note 1(c).
gSee Note 9 regarding restricted securities.
hIncome may be received in additional securities and/or cash.
iSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
jPrincipal amount is stated in 10 Mexican Peso Units.
kThe security is traded on a discount basis with no stated coupon rate.
lNon-income producing.
mSee Note 3(f) regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At August 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date Appreciation Depreciation
Indian Rupee	JPHQ	Buy	13,837,500	$230,252	9/09/14	$—	$(2,092)
Philippine Peso	DBAB	Buy	2,407,100	54,962	9/30/14	159	—
Chilean Peso	DBAB	Buy	148,335,000	264,412	10/06/14	—	(12,504)
Euro	DBAB	Sell	393,000	534,677	10/07/14	18,213	—
Euro	DBAB	Sell	100,000	138,114	10/30/14	6,676	—
Euro	DBAB	Sell	118,000	162,511	10/31/14	7,412	—
Euro	DBAB	Sell	59,000	79,623	11/05/14	2,071	—
Euro	BZWS	Sell	100,000	134,470	11/14/14	3,017	—
Euro	CITI	Sell	281,000	382,062	12/05/14	12,619	—
Philippine Peso	DBAB	Buy	2,407,100	54,937	12/29/14	135	—
Malaysian Ringgit	JPHQ	Buy	342,000	102,065	1/08/15	5,603	—
Malaysian Ringgit	JPHQ	Buy	184,000	54,952	1/09/15	2,972	—

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Emerging Markets Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date Appreciation Depreciation
Malaysian Ringgit	JPHQ	Buy	55,000	16,442	1/12/15	$868	$—
Euro	DBAB	Sell	110,000	150,348	1/30/15	5,667	—
Euro	DBAB	Sell	100,000	135,545	2/03/15	4,013	—
Japanese Yen	JPHQ	Sell	20,400,000	202,043	2/06/15	5,719	—
Japanese Yen	SCNY	Sell	20,370,000	201,688	2/06/15	5,653	—
Japanese Yen	BZWS	Sell	20,370,000	201,662	2/09/15	5,621	—
Japanese Yen	JPHQ	Sell	20,420,000	201,719	2/09/15	5,196	—
Malaysian Ringgit	DBAB	Buy	389,000	119,311	4/01/15	2,544	—
Euro	BZWS	Sell	367,000	505,891	4/02/15	22,914	—
Japanese Yen	BZWS	Sell	46,442,500	449,258	4/02/15	2,032	—
Malaysian Ringgit	JPHQ	Buy	827,050	248,746	4/02/15	10,311	—
Euro	DBAB	Sell	155,000	213,812	4/07/15	9,819	—
South Korean Won	JPHQ	Buy	227,006,000	211,239	4/07/15	10,623	—
South Korean Won	JPHQ	Buy	45,013,200	43,307	5/15/15	639	—
South Korean Won	JPHQ	Buy	11,204,500	10,761	5/18/15	177	—
Euro	JPHQ	Sell	109,400	149,542	5/20/15	5,500	—
South Korean Won	JPHQ	Buy	33,766,200	32,383	5/20/15	577	—
South Korean Won	JPHQ	Buy	33,768,000	32,485	5/21/15	477	—
Euro	BZWS	Sell	105,000	143,968	5/22/15	5,716	—
Mexican Peso	JPHQ	Buy	6,083,000	458,299	5/28/15	—	(1,447)
Peruvian Neuvo Sol	DBAB	Buy	130,000	45,108	6/09/15	—	(870)
Philippine Peso	DBAB	Buy	816,880	18,571	6/30/15	55	—
Malaysian Ringgit	JPHQ	Buy	291,780	89,041	7/01/15	1,860	—
Philippine Peso	JPHQ	Buy	823,000	18,814	7/01/15	—	(49)
Malaysian Ringgit	JPHQ	Buy	89,250	27,249	7/02/15	555	—
Malaysian Ringgit	DBAB	Buy	16,110	4,925	7/03/15	93	—
Malaysian Ringgit	DBAB	Buy	151,500	46,354	7/07/15	827	—
Euro	DBAB	Sell	128,180	173,793	7/21/15	4,873	—
Malaysian Ringgit	HSBK	Buy	356,895	109,692	7/21/15	1,365	—
Euro	DBAB	Sell	137,450	184,403	8/13/15	3,204	—
Unrealized appreciation (depreciation)						175,775	(16,962)
Net unrealized appreciation (depreciation)						$158,813
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At August 31, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).

Interest Rate Swap Contracts
	Counterparty/	Expiration	Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.018%	CME	8/22/23	$520,000	$—	$(27,027)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.848%	CME	8/22/43	300,000	—	(47,216)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.849%	CME	12/23/43	300,000	—	(49,276)
Net unrealized appreciation (depreciation)					$(123,519)

See Abbreviations on page 40.

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TEMPLETON INCOME TRUST

Financial Statements

Statement of Assets and Liabilities
August 31, 2014

Templeton Emerging Markets Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$15,606,842
Cost - Sweep Money Fund (Note 3f)	2,901,638
Total cost of investments	$18,508,480
Value - Unaffiliated issuers	$15,277,099
Value - Sweep Money Fund (Note 3f)	2,901,638
Total value of investments	18,178,737
Foreign currency, at value (cost $143,434)	142,054
Receivables:
Capital shares sold	53,114
Interest	257,508
Affiliates	200,776
Due from brokers	68,447
Variation margin	1,922
Unrealized appreciation on forward exchange contracts	175,775
Other assets	5
Total assets	19,078,338
Liabilities:
Payables:
Investment securities purchased	3,296
Capital shares redeemed	5
Distribution fees	3,882
Reports to shareholders	10,355
Professional fees	58,922
Unrealized depreciation on forward exchange contracts	16,962
Deferred tax	1,989
Accrued expenses and other liabilities	5,862
Total liabilities	101,273
Net assets, at value	$18,977,065
Net assets consist of:
Paid-in capital	$19,150,422
Undistributed net investment income	149,516
Net unrealized appreciation (depreciation)	(306,475)
Accumulated net realized gain (loss)	(16,398)
Net assets, at value	$18,977,065

24 | Annual Report | The accompanying notes are an integral part of these financial statements.

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TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
August 31, 2014

Templeton Emerging Markets Bond Fund

Class A:
Net assets, at value	$17,461,985
Shares outstanding	1,785,646
Net asset value per share[a]	$9.78
Maximum offering price per share (net asset value per share ÷ 95.75%)	$10.21
Class C:
Net assets, at value	$816,608
Shares outstanding	83,616
Net asset value and maximum offering price per share[a]	$9.77
Class R:
Net assets, at value	$9,755
Shares outstanding	1,000
Net asset value and maximum offering price per share	$9.76
Class R6:
Net assets, at value	$4,826
Shares outstanding	493
Net asset value and maximum offering price per share	$9.79
Advisor Class:
Net assets, at value	$683,891
Shares outstanding	69,767
Net asset value and maximum offering price per share	$9.80

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
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TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the year ended August 31, 2014

Templeton Emerging Markets Bond Fund

Investment income:
Interest (net of foreign taxes of $2,908)	$956,349
Expenses:
Management fees (Note 3a)	156,530
Distribution fees: (Note 3c)
Class A	35,772
Class C	3,245
Class R	49
Transfer agent fees: (Note 3e)
Class A	8,769
Class C	322
Class R	6
Class R6	24
Advisor Class	312
Custodian fees (Note 4)	12,592
Reports to shareholders	25,208
Registration and filing fees	84,433
Professional fees	75,964
Amortization of offering costs	72,734
Other	8,875
Total expenses	484,835
Expense reductions (Note 4)	(100)
Expenses waived/paid by affiliates (Note 3g)	(296,741)
Net expenses	187,994
Net investment income	768,355
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(39,377)
Foreign currency transactions	(56,222)
Swap contracts	(30,646)
Net realized gain (loss)	(126,245)
Net change in unrealized appreciation (depreciation) on:
Investments	150,044
Translation of other assets and liabilities denominated in foreign currencies	268,762
Change in deferred taxes on unrealized appreciation	(1,989)
Net change in unrealized appreciation (depreciation)	416,817
Net realized and unrealized gain (loss)	290,572
Net increase (decrease) in net assets resulting from operations	$1,058,927

26 | Annual Report | The accompanying notes are an integral part of these financial statements.

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	TEMPLETON INCOME TRUST
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Emerging Markets Bond Fund

	Year Ended August 31,
	2014	2013 [a]
Increase (decrease) in net assets:
Operations:
Net investment income	$768,355	$193,502
Net realized gain (loss) from investments, foreign currency transactions and swap contracts	(126,245)	(52,509)
Net change in unrealized appreciation (depreciation) on investments, translation of other assets and
liabilities denominated in foreign currencies and deferred taxes	416,817	(723,292)
Net increase (decrease) in net assets resulting from operations	1,058,927	(582,299)
Distributions to shareholders from:
Net investment income:
Class A	(672,076)	—
Class C	(20,060)	—
Class R	(465)	—
Class R6	(253)	—
Advisor Class	(21,305)	—
Total distributions to shareholders	(714,159)	—
Capital share transactions: (Note 2)
Class A	6,796,296	10,875,591
Class C	523,849	300,958
Class R	—	10,000
Class R6	—	5,000
Advisor Class	581,786	121,116
Total capital share transactions	7,901,931	11,312,665
Net increase (decrease) in net assets	8,246,699	10,730,366
Net assets:
Beginning of year	10,730,366	—
End of year	$18,977,065	$10,730,366
Undistributed net investment income included in net assets:
End of year	$149,516	$191,887

[a]For the period April 1, 2013 (commencement of operations) to August 31, 2013.
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TEMPLETON INCOME TRUST

Notes to Financial Statements

Templeton Emerging Markets Bond Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of five separate funds. The Templeton Emerging Markets Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Company are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur

28 | Annual Report

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives

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| 29

TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

d. Derivative Financial Instruments (continued)

Association (ISDA) master agreements with certain counter-parties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counter-party include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one coun-terparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the coun-terparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

See Note 10 regarding other derivative information.

e. Loan Participation Notes

The Fund invests in loan participation notes (“Participations”). Participations are loans originally issued to a borrower by one or more financial institutions (the “Lender”) and subsequently sold to other investors, such as the Fund. Participations typically result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower. The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

30 | Annual Report

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of August 31, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

h. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

2. Shares of Beneficial Interest

At August 31, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

		Year Ended August 31,
		2014		2013 [a]
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	873,449	$8,482,229	1,109,374	$11,095,669
Shares issued in reinvestment of distributions	18,519	178,005	—	—
Shares redeemed	(193,522)	(1,863,938)	(22,174)	(220,078)
Net increase (decrease)	698,446	$6,796,296	1,087,200	$10,875,591
Class C Shares:
Shares sold	84,899	$820,438	59,422	$584,508
Shares issued in reinvestment of distributions	1,887	18,120	—	—
Shares redeemed	(32,801)	(314,709)	(29,791)	(283,550)
Net increase (decrease)	53,985	$523,849	29,631	$300,958
Class R Shares:
Shares sold	—	$—	1,000	$10,000
Net increase (decrease)	—	$—	1,000	$10,000
Class R6 Shares[b]:
Shares sold	—	$—	493	$5,000
Net increase (decrease)	—	$—	493	$5,000
Advisor Class Shares:
Shares sold	131,826	$1,283,080	12,625	$125,153
Shares issued in reinvestment of distributions	2,120	20,434	—	—
Shares redeemed	(76,395)	(721,728)	(409)	(4,037)
Net increase (decrease)	57,551	$581,786	12,216	$121,116

[a]For the period April 1, 2013 (commencement of operations) to August 31, 2013.
[b]For the period May 1, 2013 (effective date) to August 31, 2013.

3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton
Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.050%	Up to and including $1 billion
1.030%	Over $1 billion, up to and including $5 billion
1.010%	Over $5 billion, up to and including $10 billion
0.990%	Over $10 billion, up to and including $15 billion
0.970%	Over $15 billion, up to and including $20 billion
0.950%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$8,062
CDSC retained	$14

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

3. Transactions with Affiliates (continued)

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended August 31, 2014, the Fund paid transfer agent fees of $9,433, of which $4,977 was retained by Investor Services.

f. Investment in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted on the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the Fund does not exceed 1.00%, and Class R6 does not exceed 0.96% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 31, 2014.

Additionally, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2014.

h. Other Affiliated Transactions

At August 31, 2014, Advisers owned 51.45% of the Fund’s outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended August 31, 2014, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any.

At August 31, 2014, the Fund had short-term capital loss carryforwards of $16,398.

During the year ended August 31, 2014, the Fund utilized $6,602 of capital loss carryforwards.

The tax character of distributions paid during the years ended August 31, 2014 and 2013 was as follows:

	2014	2013
Distributions paid from ordinary income	$714,159	$—

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

At August 31, 2014, the cost of investments, net unrealized appreciation (depreciation), for income tax purposes were as follows:

Cost of investments	$18,597,979

Unrealized appreciation	$475,732
Unrealized depreciation	(894,974)
Net unrealized appreciation (depreciation)	$(419,242)

Distributable earnings - undistributed ordinary income	$387,522

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums and offering costs.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2014, aggregated $6,082,368 and $691,104, respectively.

7. Credit Risk and Defaulted Secutites

At August 31, 2014, the Fund had 52.56% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At August 31, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal		Acquisition
Amount	Issuer	Date	Cost	Value
600,000	Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33
	(Value is 3.39% of Net Assets)	12/18/13	$600,000	$642,444

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

10. Other Derivative Information

At August 31, 2014, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and		Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Interest rate contracts	Variation margin	$—	Due from brokers / Variation	$123,519	[a]
			margin / Net assets consist of: net
			unrealized appreciation (depreciation)
Foreign exchange contracts	Unrealized appreciation on forward	175,775	Unrealized depreciation on	16,962
	exchange contracts		forward exchange contracts

aIncludes cumulative appreciation (depreciation) of centrally cleared swaps as reported in the Statement of Investments. Initial margin is included as a receivable due from brokers and current day’s variation margin is separately reported within the Statement of Assets and Liabilities.

For the year ended August 31, 2014, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

			Change in
			Unrealized
Derivative Contracts		Realized Gain	Appreciation
Not Accounted for as		(Loss) for	(Depreciation)
Hedging Instruments	Statement of Operations Locations	the Year	for the Year
Interest rate contracts	Net realized gain (loss) from swap contracts / Net change	$(30,646)	$(114,346)
	in unrealized appreciation (depreciation) on investments

Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions /	3,074	275,607
	Net change in unrealized appreciation (depreciation) on
	translation of other assets and liabilities denominated in
	foreign currencies

For the year ended August 31, 2014, the average month end fair value of derivatives represented 1.81% of average month end net assets. The average month end number of open derivative contracts for the year was 48.
At August 31, 2014, the Fund’s OTC derivative assets and liabilities, are as follows:
	Gross and Net Amounts of
	Assets and Liabilities Presented
	in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$175,775	$16,962

[a]Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

At August 31, 2014, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Assets Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received	Received	than zero)
Counterparty
BZWS	$39,300	$—	$—	$—	$39,300
CITI	12,619	—	—	—	12,619
DBAB	65,761	(13,374)	—	—	52,387
HSBK	1,365	—	—	—	1,365
JPHQ	51,077	(3,588)	—	—	47,489
SCNY	5,653	—	—	—	5,653
Total	$175,775	$(16,962)	$—	$—	$158,813

At August 31, 2014, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:

Amounts Not Offset in the
Statement of Assets and Liabilities
Gross and
	Net Amounts of	Financial	Financial
	Liabilities Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
BZWS	$—	$—	$—	$—	$—
CITI	—	—	—	—	—
DBAB	13,374	(13,374)	—	—	—
HSBK	—	—	—	—	—
JPHQ	3,588	(3,588)	—	—	—
SCNY	—	—	—	—	—
Total	$16,962	$(16,962)	$—	$—	$—

See Note 1(d) regarding derivative financial instruments.

11. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the year ended August 31, 2014, the Fund did not use the Global Credit Facility.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

12. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$—	$11,652,340	$—	$11,652,340
Quasi-Sovereign and Corporate Bonds[a]	—	1,480,699	642,444	2,123,143
Short Term Investments	2,901,638	1,501,616	—	4,403,254
Total Investments in Securities	$2,901,638	$14,634,655	$642,444	$18,178,737
Other Financial Instruments
Forward Exchange Contracts	$—	$175,775	$—	$175,775
Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$—	$16,962	$—	$16,962
Swap Contracts	—	123,519	—	123,519
Total Investments in Securities	$—	$140,481	$—	$140,481

aFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the year. At August 31, 2014, the reconciliation of assets, is as follows:

Net Change
in Unrealized
				Transfers		Net	Net		Appreciation
	Balance at			Into		Realized	Unrealized	Balance	(Depreciation)
	Beginning			(Out of)	Cost Basis	Gain	Gain	at End	on Assets Held
	of Year	Purchases	Sales	Level 3	Adjustments[a]	(Loss)	(Loss)	of Year	at Year End
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate
Bonds	$ —	$600,000	$ —	$ —	$ —	$ —	$42,444	$642,444	42,444

[a]May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.

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NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of August 31, 2014, are as follows:

					Impact to Fair
	Fair Value at				Value if Input
Description	End of Year	Valuation Technique	Unobservable Inputs	Amount	Increases[a]
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate
Bonds	$642,444	Discounted cash flow model	Discount for rate[b]	7.1%	Decrease

[a]Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurement.
[b]The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.

13. New Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

14. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Emerging Markets Bond Fund (continued)

Abbreviations
Counterparty/Exchange		Currency		Selected Portfolio
BZWS	Barclays Bank PLC	BRL	Brazilian Real	FRN	Floating Rate Note
CITI	Citibank N.A.	EUR Euro		PIK	Payment-In-Kind
CME	Chicago Mercantile Exchange	GHS	Ghanaian Cedi
DBAB	Deutsche Bank AG	HUF	Hungarian Forint
HSBK	HSBC Bank PLC.	IDR	Indonesian Rupiah
JPHQ	JPMorgan Chase Bank, N.A.	KRW South Korean Won
SCNY	Standard Charted Bank	LKR	Sri Lankan Rupee
		MXN	Mexican Peso
		MYR	Malaysian Ringgit
		NGN	Nigerian Naira
		PHP	Philippine Peso
		PLN	Polish Zloty
		RSD	Serbian Dinar
		UYU	Uruguayan Peso

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TEMPLETON INCOME TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton Emerging Markets Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Emerging Markets Bond Fund (the “Fund”) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
October 17, 2014

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TEMPLETON INCOME TRUST

Tax Information (unaudited)

Templeton Emerging Markets Bond Fund

At August 31, 2013, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on September 13, 2013, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund, to Class A, Class C, Class R, Class R6, and Advisor Class shareholders of record.

	Foreign Tax Paid	Foreign Source	Foreign Qualified
Class	Per Share	Income Per Share	Dividends Per Share
Class A	$0.0010	$0.2149	$ —
Class C	$0.0010	$0.2007	$ —
Class R	$0.0010	$0.2031	$ —
Class R6	$0.0010	$0.2219	$ —
Advisor Class	$0.0010	$0.2241	$ —

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

By mid-February 2014, shareholders received Form 1099-DIV which included their share of taxes paid and foreign source income distributed during the calendar year 2013. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2013 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin
Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members
Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Harris J. Ashton (1932)	Trustee	Since 1992	138	Bar-S Foods (meat packing company)
300 S.E. 2nd Street				(1981-2010).
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Ann Torre Bates (1958)	Trustee	Since 2008	36	Navient Corporation (loan
300 S.E. 2nd Street				management, servicing and asset
Fort Lauderdale, FL 33301-1923				recovery) (May 2014), Ares Capital
Corporation (specialty finance
company) (2010-present), United
Natural Foods, Inc. (distributor of
natural, organic and specialty foods)
(2013-present), Allied Capital
Corporation (financial services)
(2003-2010) and SLM Corporation
(Sallie Mae) (1997-2014).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Frank J. Crothers (1944)	Trustee	Since 2003	26	Talon Metals Corp. (mining
300 S.E. 2nd Street				exploration), Fortis, Inc. (utility holding
Fort Lauderdale, FL 33301-1923				company) and AML Foods Limited
(retail distributors).
Principal Occupation During at Least the Past 5 Years:
Director and Vice Chairman, Caribbean Utilities Company, Ltd.; director of various other private business and nonprofit organizations; and
formerly, Chairman, Atlantic Equipment and Power Ltd. (1977-2003).

Edith E. Holiday (1952)	Lead	Trustee since	138	Hess Corporation (exploration and
300 S.E. 2nd Street	Independent	2001 and Lead		refining of oil and gas), H.J. Heinz
Fort Lauderdale, FL 33301-1923	Trustee	Independent		Company (processed foods and allied
		Trustee since 2007		products) (1994-2013), RTI Interna-
tional Metals, Inc. (manufacture and
distribution of titanium), Canadian
National Railway (railroad) and White
Mountains Insurance Group, Ltd.
(holding company).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

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TEMPLETON INCOME TRUST

Independent Board Members (continued)

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

J. Michael Luttig (1954)	Trustee	Since 2009	138	Boeing Capital Corporation
300 S.E. 2nd Street				(aircraft financing) (2006-2013).
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and formerly,
Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

David W. Niemiec (1949)	Trustee	Since 2005	33	Emeritus Corporation (assisted
300 S.E. 2nd Street				living) (1999-2010) and OSI
Fort Lauderdale, FL 33301-1923				Pharmaceuticals, Inc. (pharmaceutical
				products) (2006-2010).

Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).

Frank A. Olson (1932)	Trustee	Since 2003	138	Hess Corporation (exploration and
300 S.E. 2nd Street				refining of oil and gas) (1998-2013).
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Chairman of the Board, The Hertz Corporation (car rental) (1980-2000) and Chief Executive
Officer (1977-1999); and Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (June-December 1987).

Larry D. Thompson (1945)	Trustee	Since 2005	138	Cbeyond, Inc. (business communi-
300 S.E. 2nd Street				cations provider) (2010-2012), The
Fort Lauderdale, FL 33301-1923				Southern Company (energy company)
				(2010-2012) and Graham Holdings
				Company (formerly, The Washington
				Post Company) (education and media
				organization).

Principal Occupation During at Least the Past 5 Years:
Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-present);
and formerly, John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice Presi-
dent – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004);
Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Constantine D. Tseretopoulos Trustee		Since 2003	26	None
(1954)
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly, Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center
(1982-1985).

Robert E. Wade (1946)	Trustee	Since 2006	43	El Oro Ltd (investments).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice (1972-2008) and member of various boards.

44 | Annual Report franklintempleton.com

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	148	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member - Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

**Rupert H. Johnson, Jr. (1940) Chairman of		Chairman of the	138	None
One Franklin Parkway	the Board and	Board and Trustee
San Mateo, CA 94403-1906	Trustee and	since 2013, and
	Vice President	Vice President
since 1996

Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief Executive Since 2009		Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton
Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

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TEMPLETON INCOME TRUST

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin
Templeton Companies, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy (1962) President and		Since 2002	Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice
President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Mark H. Otani (1968)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief Accounting
Officer

Principal Occupation During at Least the Past 5 Years:
Director, Global Fund Accounting Operations, Franklin Templeton Investments; and officer of 14 of the investment companies in Franklin
Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton
Investments.

46 | Annual Report franklintempleton.com

TEMPLETON INCOME TRUST

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Secretary and	Secretary since	Not Applicable	Not Applicable
300 S.E. 2nd Street	Vice President	2013 and Vice
Fort Lauderdale, FL 33301-1923		President since
2011

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience.
Ms. Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Navient Corporation (May 2014), Ares Capital
Corporation and United Natural Foods Inc. and was formerly a director of SLM Corporation from 1997 to 2014 and Allied Capital Corporation from 2003 to 2010,
Executive Vice President and Chief Financial Officer of NHP Incorporated and Vice President and Treasurer of US Airways, Inc. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001.
Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC
Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the
Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

franklintempleton.com Annual Report | 47

TEMPLETON INCOME TRUST

TEMPLETON EMERGING MARKETS BOND FUND

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held May 15, 2014, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreements for each of the separate funds comprising Templeton Income Trust, including Templeton Emerging Markets Bond Fund (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant, and a three-year expense analysis with an explanation for any increase in expense ratios. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years, and that those operations in the New York/New Jersey area ran smoothly during the period of the 2012 Hurricane Sandy. Consideration was also given to the experience of the Funds’ portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continual enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continual monitoring of counterparty credit risk and attention

48 | Annual Report

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TEMPLETON INCOME TRUST

TEMPLETON EMERGING MARKETS BOND FUND

SHAREHOLDER INFORMATION

given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Lipper report for the Fund showed the investment performance of its Class A shares in comparison to a performance universe consisting of all retail and institutional emerging markets hard currency debt funds as selected by Lipper. The Fund has only been in operation for one full year and the Lipper report showed the Fund’s total return on an annualized basis since the Fund’s inception through February 28, 2014, to be in the highest or best performing quin-tile of its Lipper performance universe. The Board was satisfied with such comparative performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of the Fund compared with a group of other funds selected by Lipper as constituting its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that the contractual management fee rate of the Fund was above, but within, 22 basis points of the median of its Lipper expense group, and its actual total expense ratio was above, but within, one basis point of the median of such group, after a waiver of fees by management. The Board found such comparative expenses to be acceptable, noting the Fund’s small size and limited period of operation.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2013, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

franklintempleton.com

Annual Report

| 49

TEMPLETON INCOME TRUST

TEMPLETON EMERGING MARKETS BOND FUND

SHAREHOLDER INFORMATION

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager and its affiliates as a fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The investment management agreement for the Fund provides a fee at the rate of 1.05% on the first $1 billion of net assets; 1.03% on the next $4 billion of net assets; 1.01% on the next $5 billion of net assets; with breakpoints continuing thereafter reaching 0.95% on net assets in excess of $20 billion. At the end of 2013, the assets of the Fund were approximately $15 million. The Board believed it unlikely that meaningful economies of scale existed at such assets level, noting that the Fund’s expenses were subsidized by management.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Annual Report and Shareholder Letter
Templeton Emerging Markets Bond Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved.	072 A 10/14

Annual Report and Shareholder Letter

August 31, 2014

Templeton Global Bond Fund

A series of Templeton Income Trust

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/13. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Annual Report
Templeton Global Bond Fund	3
Performance Summary	6
Your Fund’s Expenses	11
Financial Highlights and
Statement of Investments	13
Financial Statements	36
Notes to Financial Statements	40
Report of Independent Registered
Public Accounting Firm	52
Tax Information	53
Board Members and Officers	54
Shareholder Information	59

Annual Report

Templeton Global Bond Fund

We are pleased to bring you Templeton Global Bond Fund’s annual report for the fiscal year ended August 31, 2014.

Your Fund’s Goal and Main Investments

Templeton Global Bond Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” Bonds include debt securities of any maturity, such bonds, notes, bills and debentures.

Performance Overview

For the 12 months under review, Templeton Global Bond Fund – Class A delivered a +9.71% cumulative total return. In comparison, global government bonds, as measured by the Fund’s benchmark, the Citigroup World Government Bond Index (WGBI), posted cumulative total returns of +6.68% in local currency terms and +5.38% in U.S. dollar terms for the same period.1,2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*Portfolio breakdown figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Economic and Market Overview

Global financial market volatility was elevated at the beginning of the period, as the U.S. federal government partially shut down and the U.S. Treasury approached its debt ceiling. Market volatility quickly subsided with the end of the shutdown. Fears of possible reductions in stimulative government policies contributed to periods of risk aversion, when credit spreads widened and assets perceived as risky sold off. However, these periods of risk aversion alternated with periods of healthy risk appetite, when spreads narrowed and investors again favored risk assets. Against this backdrop, extensive liquidity creation continued, in particular from the Bank of Japan’s (BOJ’s) commitment to increase inflation, as well as from the European Central Bank’s (ECB’s) interest rate cuts. Economic data among the largest economies appeared inconsistent with some predictions of a severe global economic slowdown.

In the U.S., the Federal Reserve Board (Fed) said it would begin to reduce the size of its quantitative easing (QE) program in 2014. Pessimism about this policy affected emerging markets as market participants became concerned about potentially diminished global liquidity. Global financial market volatility increased at the beginning of 2014 amid concerns that economic growth was slowing, particularly in emerging markets. However, market volatility eventually began to subside and risk assets in a number of emerging markets rebounded.

Despite concerns surrounding Fed tapering, we did not believe there was a strong risk of a global liquidity problem, given the BOJ’s massive QE. In our assessment, the BOJ’s QE program has more than enough potential to offset the impact of the Fed’s reduced buying. If the BOJ continued on its current path, it would be on pace to contribute more liquidity than the Fed would remove through tapering.

Also on investors’ minds during the period was the moderation in China’s growth rate. Despite negative headline news and skeptical investor attitudes, we did not believe China faced a “hard landing” scenario. Economic data during the period

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
2. Source: © Citigroup Index LLC 2014. All rights reserved.
The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 18.

franklintempleton.com Annual Report | 3

TEMPLETON GLOBAL BOND FUND

*Weightings may be negative or may not total 100% due to rounding, use of any derivatives, unsettled trades or other factors.

**The Fund’s euro area investments were in Ireland, Portugal and Slovenia.

***The Fund’s supranational investment was denominated in the Mexican peso.

revealed overinvestment in certain sectors, decreasing industrial production, and rising nonperforming loans in the banking sector, but we believed these trends did not reflect the full picture. In fact, recent deceleration was a welcome and healthy development, in our view. Although the pace of China’s growth has slowed, we believe recent reforms have improved its quality.

During much of the second half of the period, global financial markets appeared more broadly influenced by the pickup in growth in the U.S. and economic stabilization in China than by escalating geopolitical tensions, in our assessment. We continued to see differentiation among specific emerging market economies; some have healthy current account and fiscal balances and large international reserves, while others struggle with deficits and economic imbalances. We believe that economies with healthier balances and stronger growth prospects are likely to experience currency appreciation over the long term, while those with imbalances are more likely to face currency weakness and economic strains.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and may use currency forward contracts.

What is a currency forward contract?
A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Manager’s Discussion

The Fund’s total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets. During the period under review, the Fund’s positive absolute performance was primarily attributable to currency positions, followed by interest rate strategies and sovereign credit exposures. On a relative basis, the Fund’s performance compared with its benchmark arose primarily from currency positions followed by credit exposures. Interest rate strategies detracted from relative performance.

Currency Breakdown*
8/31/14
% of Total
Net Assets
Americas	82.8%
U.S. Dollar	59.3%
Mexican Peso	11.3%
Brazilian Real	4.9%
Canadian Dollar	4.4%
Chilean Peso	2.8%
Peruvian Nuevo Sol	0.1%
Asia Pacific	25.9%
South Korean Won	18.6%
Malaysian Ringgit	14.0%
Singapore Dollar	8.3%
Indian Rupee	4.3%
Indonesian Rupiah	1.8%
Philippine Peso	1.3%
Sri Lankan Rupee	1.0%
Japanese Yen	-23.4%
Europe	-8.7%
Polish Zloty	9.7%
Swedish Krona	8.4%
Hungarian Forint	3.6%
Euro	-30.4%

*Weightings may be negative or may not total 100% due to rounding, use of any derivatives, unsettled trades or other factors.

4 | Annual Report franklintempleton.com

TEMPLETON GLOBAL BOND FUND

Interest Rate Strategy

As part of the Fund’s interest rate strategy, we used interest rate swaps to manage duration. During the period, we maintained the portfolio’s defensive duration posture as monetary policy remained highly accommodative in the U.S., eurozone, Japan and the U.K. Relative to the Fund’s benchmark, select underweighted duration exposures in Europe detracted from performance as the ECB expanded its accommodative monetary policies. However, select duration exposures in Europe contributed to absolute performance. The Fund maintained little duration exposure in emerging markets, except in a few countries where rates were already quite high.

What is an interest rate swap?
An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper or
other benchmarks).

What is duration?
Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

Currency Strategy

The Fund’s diversified currency exposure contributed to absolute performance. The Fund utilized currency forward contracts to hedge or gain exposure to various currencies during the review period. The U.S. dollar strengthened against its major trading partners during the period; the trade-weighted U.S. dollar appreciated 1.28%.3 The euro depreciated 0.11% and the Japanese yen depreciated 5.55% against the U.S. dollar during the period.4

The Fund’s currency positions in Asia ex-Japan contributed to absolute return and relative performance. The Fund’s net-negative exposure to the Japanese yen against the U.S. dollar, achieved through the use of currency forward contracts, also added to absolute and relative performance.

Global Sovereign Debt Strategy

In addition to purchasing global government bonds, the Fund also invested in sovereign credit. As an asset class, such investments may compensate for greater credit risk by offering higher yields relative to the U.S. Treasury and European benchmark bonds. The Fund’s sovereign credit positioning contributed to absolute and relative performance during the period.

Thank you for your continued participation in Templeton Global Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Federal Reserve H.10 Report.
4. Source: FactSet. 2014 FactSet Research Systems Inc. All Rights Reserved. The information contained herein: (1) is proprietary to FactSet Research Systems Inc. and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither FactSet Research Systems Inc. nor its content providers are responsible for any damages or losses arising from any use of this information.

franklintempleton.com Annual Report | 5

TEMPLETON GLOBAL BOND FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	8/31/13		Change
A (TPINX)	$13.41	$12.68	+$	0.73
C (TEGBX)	$13.44	$12.70	+$	0.74
R (FGBRX)	$13.41	$12.67	+$	0.74
R6 (FBNRX)	$13.36	$12.64	+$	0.72
Advisor (TGBAX)	$13.36	$12.63	+$	0.73

Distributions (9/1/13–8/31/14)
	Dividend	Long-Term
Share Class	Income	Capital Gain		Total
A	$0.4775	$0.0031		$0.4806
C	$0.4248	$0.0031		$0.4279
R	$0.4449	$0.0031		$0.4480
R6	$0.5272	$0.0031		$0.5303
Advisor	$0.5104	$0.0031		$0.5135

6 | Annual Report

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TEMPLETON GLOBAL BOND FUND
PERFORMANCE SUMMARY

Performance as of 8/31/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

					Value of		Average Annual
								Total Annual Operating Expenses[6]
		Cumulative		Average Annual	$10,000		Total Return
Share Class		Total Return[2]		Total Return[3]	Investment[4]		(9/30/14)[5]	(with waiver)	(without waiver)
A								0.88%	0.89%
1-Year	+	9.71%	+	5.07%	$10,507	+	1.58%
5-Year	+	43.71%	+	6.59%	$13,761	+	5.75%
10-Year	+	136.94%	+	8.54%	$22,695	+	8.16%
C								1.28%	1.29%
1-Year	+	9.33%	+	8.33%	$10,833	+	4.69%
5-Year	+	40.77%	+	7.08%	$14,077	+	6.26%
10-Year	+	127.77%	+	8.58%	$22,777	+	8.20%
R								1.13%	1.14%
1-Year	+	9.52%	+	9.52%	$10,952	+	5.87%
5-Year	+	41.95%	+	7.26%	$14,195	+	6.43%
Since Inception (2/2/09)	+	59.37%	+	8.72%	$15,937	+	8.42%
R6								0.53%	0.54%
1-Year	+	10.07%	+	10.07%	$11,007	+	6.48%
Since Inception (5/1/13)	+	3.68%	+	2.74%	$10,368	+	2.01%
Advisor								0.63%	0.64%
1-Year	+	10.02%	+	10.02%	$11,002	+	6.34%
5-Year	+	45.46%	+	7.78%	$14,546	+	6.93%
10-Year	+	142.89%	+	9.28%	$24,289	+	8.90%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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TEMPLETON GLOBAL BOND FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

8 | Annual Report franklintempleton.com

TEMPLETON GLOBAL BOND FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

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| 9

All investments involve risks, including possible loss of principal. Currency rates may fluctuate significantly over short periods of time and can reduce returns.
Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Foreign securities involve special risks, including currency fluctu-
ations and economic and political uncertainties. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Investments in lower rated bonds include higher risk of default and loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The
Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: © 2014 Morningstar. The Citigroup WGBI is a market capitalization-weighted index consisting of investment-grade world government bond markets.
8. Source: © Citigroup Index LLC 2014. All rights reserved.
9. Source: Bureau of Labor Statistics, bls.gov/cpi. The Consumer Price Index (CPI) is a commonly used measure of the inflation rate.

10 | Annual Report franklintempleton.com

TEMPLETON GLOBAL BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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TEMPLETON GLOBAL BOND FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,051.40	$4.65
Hypothetical (5% return before expenses)	$1,000	$1,020.67	$4.58
C
Actual	$1,000	$1,049.10	$6.71
Hypothetical (5% return before expenses)	$1,000	$1,018.65	$6.61
R
Actual	$1,000	$1,050.00	$5.94
Hypothetical (5% return before expenses)	$1,000	$1,019.41	$5.85
R6
Actual	$1,000	$1,052.80	$2.64
Hypothetical (5% return before expenses)	$1,000	$1,022.63	$2.60
Advisor
Actual	$1,000	$1,052.10	$3.36
Hypothetical (5% return before expenses)	$1,000	$1,021.93	$3.31
*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.90%;
C: 1.30%; R: 1.15%; R6: 0.51%; and Advisor: 0.65%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

12 | Annual Report franklintempleton.com

			TEMPLETON INCOME TRUST

Financial Highlights
Templeton Global Bond Fund
		Year Ended August 31,
	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.68	$13.12	$13.81	$13.24	$12.18
Income from investment operations[a]:
Net investment income[b]	0.37	0.38	0.43	0.52	0.57
Net realized and unrealized gains (losses)	0.84	0.04	(0.24)	0.78	1.05
Total from investment operations	1.21	0.42	0.19	1.30	1.62
Less distributions from:
Net investment income and net foreign currency gains	(0.48)	(0.69)	(0.80)	(0.73)	(0.56)
Net realized gains	—[c]	(0.17)	(0.08)	—	—
Total distributions	(0.48)	(0.86)	(0.88)	(0.73)	(0.56)
Net asset value, end of year	$13.41	$12.68	$13.12	$13.81	$13.24

Total return[d]	9.71%	3.09%	1.75%	9.96%	13.57%

Ratios to average net assets
Expenses before waiver and payments by affiliates	0.90%	0.86%	0.89%	0.88%	0.91%
Expenses net of waiver and payments by affiliates	0.89%[e]	0.86%[e]	0.89%	0.88%[e]	0.91%[e]
Net investment income	2.83%	2.84%	3.30%	3.76%	4.40%

Supplemental data
Net assets, end of year (000’s)	$23,897,947	$25,959,296	$24,338,274	$26,032,471	$17,853,083
Portfolio turnover rate	35.18%	42.39%	41.70%	26.41%	12.09%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eBenefit of expense reduction rounds to less than 0.01%.

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TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)
		Year Ended August 31,
	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.70	$13.14	$13.84	$13.27	$12.20
Income from investment operations[a]:
Net investment income[b]	0.32	0.33	0.38	0.46	0.52
Net realized and unrealized gains (losses)	0.84	0.04	(0.25)	0.79	1.06
Total from investment operations	1.16	0.37	0.13	1.25	1.58
Less distributions from:
Net investment income and net foreign currency gains	(0.42)	(0.64)	(0.75)	(0.68)	(0.51)
Net realized gains	—[c]	(0.17)	(0.08)	—	—
Total distributions	(0.42)	(0.81)	(0.83)	(0.68)	(0.51)
Net asset value, end of year	$13.44	$12.70	$13.14	$13.84	$13.27

Total return[d]	9.33%	2.67%	1.26%	9.59%	13.01%

Ratios to average net assets
Expenses before waiver and payments by affiliates	1.30%	1.26%	1.29%	1.28%	1.31%
Expenses net of waiver and payments by affiliates	1.29%[e]	1.26%[e]	1.29%	1.28%[e]	1.31%[e]
Net investment income	2.43%	2.44%	2.90%	3.36%	4.00%

Supplemental data
Net assets, end of year (000’s)	$8,216,911	$8,956,685	$8,965,274	$9,270,612	$6,382,496
Portfolio turnover rate	35.18%	42.39%	41.70%	26.41%	12.09%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eBenefit of expense reduction rounds to less than 0.01%.

14 | Annual Report | The accompanying notes are an integral part of these financial statements.

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			TEMPLETON INCOME TRUST
			FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)
		Year Ended August 31,
	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.67	$13.11	$13.81	$13.24	$12.18
Income from investment operations[a]:
Net investment income[b]	0.34	0.34	0.39	0.46	0.53
Net realized and unrealized gains (losses)	0.84	0.05	(0.25)	0.81	1.06
Total from investment operations	1.18	0.39	0.14	1.27	1.59
Less distributions from:
Net investment income and net foreign currency gains	(0.44)	(0.66)	(0.76)	(0.70)	(0.53)
Net realized gains	—[c]	(0.17)	(0.08)	—	—
Total distributions	(0.44)	(0.83)	(0.84)	(0.70)	(0.53)
Net asset value, end of year	$13.41	$12.67	$13.11	$13.81	$13.24

Total return	9.52%	2.83%	1.42%	9.78%	13.22%

Ratios to average net assets
Expenses before waiver and payments by affiliates	1.15%	1.11%	1.14%	1.13%	1.16%
Expenses net of waiver and payments by affiliates	1.14%[d]	1.11%[d]	1.14%	1.13%[d]	1.16%[d]
Net investment income	2.58%	2.59%	3.05%	3.51%	4.15%

Supplemental data
Net assets, end of year (000’s)	$367,660	$297,364	$210,580	$126,413	$27,539
Portfolio turnover rate	35.18%	42.39%	41.70%	26.41%	12.09%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dBenefit of expense reduction rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report | 15

TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)
	Year Ended August 31,
	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.64	$13.60
Income from investment operations[b]:
Net investment income[c]	0.42	0.13
Net realized and unrealized gains (losses)	0.83	(0.91)
Total from investment operations	1.25	(0.78)
Less distributions from:
Net investment income and net foreign currency gains	(0.53)	(0.18)
Net realized gains	—[d]	—
Total distributions	(0.53)	(0.18)
Net asset value, end of year	$13.36	$12.64

Total return[e]	10.07%	(5.81)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.52%	0.51%
Expenses net of waiver and payments by affiliates[g]	0.51%	0.51%
Net investment income	3.21%	3.19%

Supplemental data
Net assets, end of year (000’s)	$1,934,358	$123,814
Portfolio turnover rate	35.18%	42.39%

aFor the period May 1, 2013 (effective date) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

16 | Annual Report | The accompanying notes are an integral part of these financial statements.

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			TEMPLETON INCOME TRUST
			FINANCIAL HIGHLIGHTS

Templeton Global Bond Fund (continued)
		Year Ended August 31,
	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.63	$13.08	$13.77	$13.21	$12.15
Income from investment operations[a]:
Net investment income[b]	0.40	0.41	0.46	0.55	0.60
Net realized and unrealized gains (losses)	0.84	0.04	(0.24)	0.78	1.05
Total from investment operations	1.24	0.45	0.22	1.33	1.65
Less distributions from:
Net investment income and net foreign currency gains	(0.51)	(0.73)	(0.83)	(0.77)	(0.59)
Net realized gains	—[c]	(0.17)	(0.08)	—	—
Total distributions	(0.51)	(0.90)	(0.91)	(0.77)	(0.59)
Net asset value, end of year	$13.36	$12.63	$13.08	$13.77	$13.21

Total return	10.02%	3.28%	2.01%	10.27%	13.80%

Ratios to average net assets
Expenses before waiver and payments by affiliates	0.65%	0.61%	0.64%	0.63%	0.66%
Expenses net of waiver and payments by affiliates	0.64%[d]	0.61%[d]	0.64%	0.63%[d]	0.66%[d]
Net investment income	3.08%	3.09%	3.55%	4.01%	4.65%

Supplemental data
Net assets, end of year (000’s)	$38,724,654	$32,926,705	$28,062,661	$27,154,629	$13,833,022
Portfolio turnover rate	35.18%	42.39%	41.70%	26.41%	12.09%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com

The accompanying notes are an integral part of these financial statements. | Annual Report | 17

TEMPLETON INCOME TRUST

Statement of Investments, August 31, 2014

Templeton Global Bond Fund
	Principal Amount*		Value
Foreign Government and Agency Securities 72.2%
Brazil 4.9%
Letra Tesouro Nacional, Strip,
1/01/15	85,030	[a]BRL	$36,648,638
1/01/16	559,730	[a]BRL	216,565,021
1/01/17	988,370	[a]BRL	343,566,347
1/01/18	615,590	[a]BRL	192,254,571
Nota Do Tesouro Nacional,
10.00%, 1/01/17	930,930	[a]BRL	404,862,631
10.00%, 1/01/21	195,750	[a]BRL	82,898,133
10.00%, 1/01/23	744,290	[a]BRL	311,878,633
[b]Index Linked, 6.00%, 5/15/15	513,884	[a]BRL	574,011,781
[b]Index Linked, 6.00%, 8/15/16	316,890	[a]BRL	355,572,311
[b]Index Linked, 6.00%, 5/15/17	4,429	[a]BRL	5,004,817
[b]Index Linked, 6.00%, 8/15/18	302,625	[a]BRL	340,629,046
[b]Index Linked, 6.00%, 8/15/22	308,160	[a]BRL	350,148,234
[b]Index Linked, 6.00%, 5/15/45	131,725	[a]BRL	155,663,934
senior note, 10.00%, 1/01/19	569,840	[a]BRL	244,605,048
			3,614,309,145
Canada 2.4%
Government of Canada,
1.00%, 11/01/14	446,376,000	CAD	410,515,664
2.00%, 12/01/14	387,422,000	CAD	357,213,560
1.00%, 2/01/15	1,061,937,000	CAD	976,673,411
			1,744,402,635
Hungary 6.8%
Government of Hungary,
7.75%, 8/24/15	32,210,410,000	HUF	142,287,344
5.50%, 2/12/16	28,980,500,000	HUF	126,919,714
5.50%, 12/22/16	20,810,600,000	HUF	92,435,626
4.125%, 2/19/18	136,990,000		142,383,981
4.00%, 4/25/18	25,821,730,000	HUF	110,459,892
6.00%, 1/11/19	179,922,000	EUR	273,917,513
6.50%, 6/24/19	74,957,040,000	HUF	352,163,735
7.50%, 11/12/20	21,125,910,000	HUF	105,315,868
5.375%, 2/21/23	252,890,000		272,906,244
A, 8.00%, 2/12/15	20,591,600,000	HUF	88,312,678
A, 6.75%, 11/24/17	110,833,790,000	HUF	514,580,993
A, 5.50%, 12/20/18	33,056,920,000	HUF	149,355,888
A, 7.00%, 6/24/22	34,000,930,000	HUF	168,298,395
A, 6.00%, 11/24/23	37,271,960,000	HUF	175,220,598
B, 6.75%, 2/24/17	44,107,780,000	HUF	201,205,106
B, 5.50%, 6/24/25	15,576,440,000	HUF	70,516,989
senior note, 6.25%, 1/29/20	390,004,000		441,435,778
senior note, 6.375%, 3/29/21	927,200,000		1,058,746,500
senior note, 5.375%, 3/25/24	83,320,000		89,881,450
[c]senior note, Reg S, 3.50%, 7/18/16	11,765,000	EUR	16,143,369
[c]senior note, Reg S, 4.375%, 7/04/17	104,973,000	EUR	148,269,579
[c]senior note, Reg S, 5.75%, 6/11/18	143,730,000	EUR	214,805,112
[c]senior note, Reg S, 3.875%, 2/24/20	41,781,000	EUR	59,074,142
			5,014,636,494

18 | Annual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Iceland 0.3%
[d]Government of Iceland, 144A, 5.875%, 5/11/22	173,200,000		$198,050,736
India 2.0%
Government of India,
senior bond, 7.80%, 5/03/20	14,439,400,000	INR	228,959,448
senior bond, 8.28%, 9/21/27	4,362,400,000	INR	69,037,215
senior bond, 8.60%, 6/02/28	14,975,000,000	INR	245,104,277
senior note, 7.28%, 6/03/19	561,300,000	INR	8,797,070
senior note, 8.12%, 12/10/20	10,842,300,000	INR	174,066,211
senior note, 8.35%, 5/14/22	4,260,400,000	INR	68,819,680
senior note, 7.16%, 5/20/23	2,678,700,000	INR	39,966,496
senior note, 8.83%, 11/25/23	36,174,900,000	INR	602,080,164
			1,436,830,561
Indonesia 1.7%
Government of Indonesia,
FR26, 11.00%, 10/15/14	145,580,000,000	IDR	12,537,248
FR27, 9.50%, 6/15/15	55,210,000,000	IDR	4,818,431
FR28, 10.00%, 7/15/17	104,700,000,000	IDR	9,495,903
FR30, 10.75%, 5/15/16	185,655,000,000	IDR	16,786,461
FR31, 11.00%, 11/15/20	919,348,000,000	IDR	89,737,466
FR32, 15.00%, 7/15/18	1,150,000,000	IDR	121,528
FR34, 12.80%, 6/15/21	1,522,849,000,000	IDR	162,348,191
FR35, 12.90%, 6/15/22	816,108,000,000	IDR	88,243,310
FR36, 11.50%, 9/15/19	437,062,000,000	IDR	42,698,248
FR37, 12.00%, 9/15/26	66,550,000,000	IDR	7,213,501
FR39, 11.75%, 8/15/23	556,845,000,000	IDR	58,637,839
FR40, 11.00%, 9/15/25	710,760,000,000	IDR	72,208,098
FR42, 10.25%, 7/15/27	818,390,000,000	IDR	79,559,211
FR43, 10.25%, 7/15/22	337,191,000,000	IDR	32,135,550
FR44, 10.00%, 9/15/24	197,824,000,000	IDR	19,058,958
FR46, 9.50%, 7/15/23	2,825,220,000,000	IDR	260,076,192
FR47, 10.00%, 2/15/28	1,854,867,000,000	IDR	177,231,800
FR48, 9.00%, 9/15/18	341,640,000,000	IDR	30,324,000
FR52, 10.50%, 8/15/30	896,704,000,000	IDR	88,767,150
senior bond, FR53, 8.25%, 7/15/21	128,956,000,000	IDR	11,120,443
senior note, 8.50%, 10/15/16	70,944,000,000	IDR	6,188,395
			1,269,307,923
Ireland 7.5%
Government of Ireland,
5.90%, 10/18/19	572,988,000	EUR	950,285,036
4.50%, 4/18/20	471,335,000	EUR	743,131,663
5.00%, 10/18/20	1,419,015,000	EUR	2,316,110,382
senior bond, 4.50%, 10/18/18	170,232,000	EUR	260,407,654
senior bond, 5.40%, 3/13/25	723,011,670	EUR	1,258,579,765
			5,528,514,500
Lithuania 1.1%
[d]Government of Lithuania, 144A,
6.75%, 1/15/15	340,330,000		348,106,540
7.375%, 2/11/20	259,310,000		317,592,516
6.125%, 3/09/21	101,430,000		119,187,350
			784,886,406

franklintempleton.com	Annual Report | 19

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Malaysia 6.3%
Government of Malaysia,
3.741%, 2/27/15	2,586,805,000	MYR	$823,222,065
3.835%, 8/12/15	2,489,025,000	MYR	794,284,484
4.72%, 9/30/15	2,465,400,000	MYR	794,364,945
3.197%, 10/15/15	2,964,225,000	MYR	939,936,325
senior bond, 4.262%, 9/15/16	1,021,117,000	MYR	329,287,957
senior note, 3.172%, 7/15/16	2,909,680,000	MYR	919,473,652
			4,600,569,428
Mexico 4.6%
Government of Mexico,
9.50%, 12/18/14	73,264,600	[e]MXN	570,931,104
6.00%, 6/18/15	20,883,940	[e]MXN	163,397,464
8.00%, 12/17/15	170,846,110	[e]MXN	1,388,036,480
6.25%, 6/16/16	19,203,950	[e]MXN	154,280,961
7.25%, 12/15/16	89,531,000	[e]MXN	739,200,226
[f]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	5,183,143	[g]MXN	40,075,605
5.00%, 6/16/16	13,281,991	[g]MXN	110,848,430
3.50%, 12/14/17	11,253,515	[g]MXN	93,846,113
4.00%, 6/13/19	7,040,401	[g]MXN	60,588,115
2.50%, 12/10/20	5,636,940	[g]MXN	44,815,103
			3,366,019,601
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	184,399,000	PEN	75,266,816
Philippines 0.6%
Government of the Philippines,
4.625%, 11/25/15	1,756,700,000	PHP	41,230,533
senior bond, 9.125%, 9/04/16	619,630,000	PHP	15,678,750
senior note, 1.625%, 4/25/16	16,294,450,000	PHP	369,599,442
			426,508,725
Poland 9.2%
Government of Poland,
5.50%, 4/25/15	4,452,193,000	PLN	1,417,786,609
6.25%, 10/24/15	5,168,683,000	PLN	1,686,679,329
5.00%, 4/25/16	2,472,048,000	PLN	805,966,261
4.75%, 10/25/16	3,039,400,000	PLN	999,359,197
5.75%, 9/23/22	495,970,000	PLN	184,458,554
[h]FRN, 2.69%, 1/25/17	2,005,988,000	PLN	627,397,498
[h]FRN, 2.69%, 1/25/21	2,035,015,000	PLN	629,506,060
senior note, 6.375%, 7/15/19	297,700,000		354,391,011
			6,705,544,519
Portugal 1.0%
Government of Portugal,
[d]144A, 5.125%, 10/15/24	690,810,000		717,147,131
[c]senior bond, Reg S, 4.95%, 10/25/23	5,772,600	EUR	8,693,539
[c]senior note, Reg S, 5.65%, 2/15/24	14,427,600	EUR	22,675,759
			748,516,429

20 | Annual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Russia 0.9%
Government of Russia, senior bond,
[d]144A, 7.50%, 3/31/30	461,317,360		$513,550,018
[c]Reg S, 7.50%, 3/31/30	119,645,525		133,192,390
			646,742,408
Serbia 0.7%
[d]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	100,490,000		104,886,437
4.875%, 2/25/20	190,710,000		194,643,394
7.25%, 9/28/21	211,710,000		243,840,168
			543,369,999
Singapore 0.4%
Government of Singapore, senior note, 1.125%, 4/01/16	328,050,000	SGD	265,632,647
Slovenia 1.2%
[d]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	397,289,000		440,506,097
5.85%, 5/10/23	408,080,000		463,099,386
			903,605,483
South Korea 13.9%
Government of Korea, senior bond, 5.625%, 11/03/25	13,150,000		16,573,274
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	804,984,870,000	KRW	794,531,417
senior bond, 2.80%, 8/02/15	371,739,100,000	KRW	368,104,198
senior bond, 2.81%, 10/02/15	152,005,000,000	KRW	150,628,990
senior note, 2.78%, 10/02/14	914,157,100,000	KRW	901,799,159
senior note, 2.84%, 12/02/14	404,622,980,000	KRW	399,554,106
senior note, 2.74%, 2/02/15	975,821,950,000	KRW	964,017,042
senior note, 2.76%, 6/02/15	1,835,253,600,000	KRW	1,815,672,178
senior note, 2.90%, 12/02/15	1,053,568,000,000	KRW	1,045,672,245
senior note, 2.78%, 2/02/16	805,900,480,000	KRW	799,062,898
senior note, 2.80%, 4/02/16	66,000,000,000	KRW	65,488,388
senior note, 2.79%, 6/02/16	172,039,000,000	KRW	170,720,510
senior note, 2.46%, 8/02/16	229,037,400,000	KRW	225,968,963
Korea Treasury Bond,
senior bond, 5.25%, 9/10/15	26,000,000,000	KRW	26,382,270
senior bond, 4.00%, 3/10/16	798,759,900,000	KRW	806,329,268
senior bond, 5.00%, 9/10/16	175,000,000,000	KRW	181,216,368
senior note, 3.25%, 12/10/14	212,343,630,000	KRW	209,920,980
senior note, 4.50%, 3/10/15	15,630,000,000	KRW	15,585,473
senior note, 3.25%, 6/10/15	239,917,540,000	KRW	238,246,083
senior note, 4.00%, 9/10/15	82,830,000,000	KRW	83,025,868
senior note, 2.75%, 6/10/16	356,138,000,000	KRW	353,168,379
senior note, 3.00%, 12/10/16	508,108,700,000	KRW	506,870,134
			10,138,538,191
Sri Lanka 1.0%
Government of Sri Lanka,
8.00%, 1/01/17	476,700,000	LKR	3,724,432
8.25%, 3/01/17	907,610,000	LKR	7,134,701
10.60%, 7/01/19	6,768,610,000	LKR	57,913,636
10.60%, 9/15/19	17,297,800,000	LKR	147,935,174

franklintempleton.com	Annual Report | 21

	TEMPLETON INCOME TRUST
	STATEMENT OF INVESTMENTS

	Templeton Global Bond Fund (continued)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Sri Lanka (continued)
	Government of Sri Lanka, (continued)
	11.20%, 7/01/22	1,288,300,000	LKR	$11,362,968
	A, 11.75%, 3/15/15	166,090,000	LKR	1,310,196
	A, 6.50%, 7/15/15	3,488,190,000	LKR	26,771,852
	A, 11.00%, 8/01/15	15,208,000,000	LKR	121,342,276
	A, 8.50%, 11/01/15	2,571,370,000	LKR	20,137,067
	A, 6.40%, 8/01/16	2,094,100,000	LKR	15,962,950
	A, 5.80%, 1/15/17	2,419,800,000	LKR	18,042,403
	A, 7.50%, 8/15/18	478,510,000	LKR	3,674,327
	A, 8.00%, 11/15/18	6,671,840,000	LKR	51,946,650
	A, 9.00%, 5/01/21	10,254,020,000	LKR	81,543,198
	B, 11.00%, 9/01/15	3,443,800,000	LKR	27,563,225
	B, 6.40%, 10/01/16	1,421,400,000	LKR	10,768,554
	B, 5.80%, 7/15/17	810,400,000	LKR	6,011,229
	B, 8.50%, 7/15/18	1,975,710,000	LKR	15,718,068
	C, 8.50%, 4/01/18	6,806,070,000	LKR	54,015,309
	D, 8.50%, 6/01/18	7,532,460,000	LKR	59,685,043
				742,563,258
	[i]Supranational 0.3%
Inter	-American Development Bank, senior note, 7.50%, 12/05/24	2,473,000,000	MXN	221,458,129
	Sweden 1.4%
	Government of Sweden, 4.50%, 8/12/15	6,698,140,000	SEK	997,728,749
	Ukraine 3.6%
	[d]Government of Ukraine,
	144A, 6.875%, 9/23/15	10,500,000		9,646,875
	144A, 9.25%, 7/24/17	707,200,000		652,834,000
	144A, 7.75%, 9/23/20	181,290,000		158,643,253
	senior bond, 144A, 6.58%, 11/21/16	135,700,000		120,250,555
	senior bond, 144A, 7.80%, 11/28/22	572,565,000		500,278,669
	senior note, 144A, 4.95%, 10/13/15	50,870,000	EUR	60,498,536
	senior note, 144A, 6.25%, 6/17/16	349,346,000		311,791,305
	senior note, 144A, 6.75%, 11/14/17	82,883,000		73,092,446
	senior note, 144A, 7.95%, 2/23/21	554,350,000		487,828,000
	senior note, 144A, 7.50%, 4/17/23	273,808,000		233,592,450
				2,608,456,089
	Vietnam 0.3%
	[d]Government of Vietnam, 144A, 6.75%, 1/29/20	199,780,000		227,371,616
	Total Foreign Government and Agency Securities
	(Cost $50,305,319,804)			52,808,830,487
Quasi	-Sovereign and Corporate Bonds 0.7%
	Hungary 0.4%
	[d]Hungarian Development Bank, senior note, 144A, 6.25%, 10/21/20	250,000,000		278,281,250
	South Korea 0.0%†
	The Export-Import Bank of Korea,
	senior bond, 5.125%, 3/16/15	6,330,000		6,480,147
	senior note, 4.625%, 2/20/17	14,090,000	EUR	20,312,638
				26,792,785

22 | Annual Report

franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)

	Principal Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)
Ukraine 0.3%
[d]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	23,747,000		$21,060,621
7.40%, 4/20/18	238,810,000		211,394,612
			232,455,233
Total Quasi-Sovereign and Corporate Bonds (Cost $527,302,007)			537,529,268
Total Investments before Short Term Investments
(Cost $50,832,621,811)			53,346,359,755

Short Term Investments 23.5%
Foreign Government and Agency Securities 7.2%
Canada 1.5%
[j]Canada Treasury Bills,
9/11/14 - 10/23/14	370,180,000	CAD	340,191,827
11/06/14	855,530,000	CAD	785,469,151
			1,125,660,978
Malaysia 0.7%
[j]Bank of Negara Monetary Notes, 4/28/15 - 5/05/15	1,734,900,000	MYR	538,658,708
Philippines 0.5%
[j]Philippine Treasury Bills, 9/03/14 - 8/05/15	16,157,540,000	PHP	369,103,841
Singapore 3.2%
[j]Monetary Authority of Singapore Treasury Bills, 9/30/14 - 1/20/15	2,903,913,000	SGD	2,323,993,272
Sweden 1.3%
[j]Sweden Treasury Bills, 9/17/14 - 12/17/14	6,424,020,000	SEK	918,731,419
Total Foreign Government and Agency Securities
(Cost $5,300,950,070)			5,276,148,218
U.S. Government and Agency Securities
(Cost $1,469,699,833) 2.0%
United States 2.0%
[j]FHLB, 9/02/14 - 9/05/14	1,469,707,000		1,469,707,000
Total Investments before Money Market Funds
(Cost $57,603,271,714)			60,092,214,973

	Shares
Money Market Funds (Cost $10,406,686,262) 14.3%
United States 14.3%
[k,l]Institutional Fiduciary Trust Money Market Portfolio	10,406,686,262		10,406,686,262
Total Investments (Cost $68,009,957,976) 96.4%			70,498,901,235
Other Assets, less Liabilities 3.6%			2,642,628,431
Net Assets 100.0%			$73,141,529,666

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aPrincipal amount is stated in 1,000 Brazilian Real Units.
bRedemption price at maturity is adjusted for inflation. See Note 1(f).
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2014, the aggregate value of these securities was $602,853,890, representing 0.82% of net assets.

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
August 31, 2014, the aggregate value of these securities was $7,007,173,961, representing 9.58% of net assets.
ePrincipal amount is stated in 100 Mexican Peso Units.
fPrincipal amount of security is adjusted for inflation. See Note 1(f).
gPrincipal amount is stated in 100 Unidad de Inversion Units.
hThe coupon rate shown represents the rate at period end.
iA supranational organization is an entity formed by two or more central governments through international treaties.
jThe security is traded on a discount basis with no stated coupon rate.
kNon-income producing.
lSee Note 3(f) regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At August 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 1(c)

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Swedish Krona	UBSW Buy		485,000,000	53,627,900 EUR 9/02/14			$—	$(1,082,035)
Swedish Krona	UBSW	Sell	485,000,000	52,786,817	EUR	9/02/14	—	(23,046)
Euro	DBAB	Buy	88,663,500	116,787,562		9/03/14	—	(293,789)
Euro	DBAB	Sell	88,663,500	117,417,073		9/03/14	923,300	—
Indian Rupee	CITI	Buy	1,585,066,500	26,500,146		9/03/14	—	(334,578)
Indian Rupee	CITI	Sell	1,585,066,500	26,251,515		9/03/14	85,947	—
Indian Rupee	DBAB	Buy	4,439,003,000	74,263,729		9/03/14	—	(986,655)
Indian Rupee	DBAB	Sell	4,439,003,000	73,456,942		9/03/14	179,868	—
Indian Rupee	HSBK	Buy	6,089,994,500	101,096,409		9/03/14	90,006	(655,513)
Indian Rupee	HSBK	Sell	6,089,994,500	100,445,233		9/03/14	—	(85,669)
Mexican Peso	HSBK	Buy	615,247,100	44,898,716		9/03/14	2,121,479	—
Swedish Krona	BZWS	Buy	1,266,479,512	139,036,065	EUR	9/04/14	—	(1,511,647)
Chilean Peso	DBAB	Buy	24,487,480,000	42,996,163		9/05/14	—	(1,290,974)
Euro	DBAB	Sell	104,415,800	137,796,487		9/05/14	604,456	—
Polish Zloty	DBAB	Buy	166,560,000	38,147,588	EUR	9/05/14	1,834,484	—
Swedish Krona	DBAB	Buy	1,217,000,000	138,437,038	EUR	9/05/14	—	(7,804,050)
Chilean Peso	DBAB	Buy	12,019,520,000	21,094,279		9/08/14	—	(629,483)
Indian Rupee	DBAB	Buy	2,510,663,000	41,755,791		9/09/14	—	(358,726)
Indian Rupee	JPHQ	Buy	2,575,440,000	42,854,504		9/09/14	—	(389,364)
Singapore Dollar	GSCO	Buy	87,786,250	69,486,880		9/10/14	795,073	—
Swedish Krona	DBAB	Buy	879,900,000	97,138,504	EUR	9/10/14	—	(1,768,523)
Mexican Peso	CITI	Buy	1,158,913,000	87,272,145		9/11/14	1,250,662	—
Swedish Krona	MSCO	Buy	408,080,000	44,888,721	EUR	9/11/14	—	(607,624)
Swedish Krona	MSCO	Buy	1,321,532,600	145,479,951	EUR	9/12/14	—	(2,116,029)
Swedish Krona	UBSW	Buy	445,986,525	48,203,816	EUR	9/12/14	458,309	—
Singapore Dollar	HSBK	Buy	240,069,100	189,239,398		9/15/14	2,960,168	—
Swedish Krona	BZWS	Buy	730,984,000	80,661,194	EUR	9/15/14	—	(1,424,581)
Swedish Krona	MSCO	Buy	1,256,674,700	138,716,841	EUR	9/15/14	—	(2,511,827)
Swedish Krona	MSCO	Buy	639,689,800	70,494,672	EUR	9/16/14	—	(1,125,818)
Chilean Peso	DBAB	Buy	23,672,830,000	40,640,052		9/17/14	—	(368,950)
Chilean Peso	JPHQ	Buy	25,881,000,000	44,354,756		9/17/14	—	(327,220)
Swedish Krona	DBAB	Buy	433,849,000	48,119,898	EUR	9/17/14	—	(1,170,314)
Japanese Yen	BZWS	Sell	24,270,000,000	246,546,119		9/18/14	13,268,139	—
Swedish Krona	DBAB	Buy	433,883,000	48,826,058	EUR	9/18/14	—	(2,093,879)
Swedish Krona	MSCO	Buy	253,752,800	28,136,451	EUR	9/18/14	—	(673,949)
Euro	BZWS	Sell	58,343,508	77,946,927		9/19/14	1,283,369	—
Singapore Dollar	HSBK	Buy	217,756,000	172,003,160		9/19/14	2,332,134	—

24 | Annual Report							franklintempleton.com

						TEMPLETON INCOME TRUST
						STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract Settlement				Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Swedish Krona	DBAB Buy		2,433,000,000	270,273,273	EUR	9/19/14	$	— $	(7,120,535)
Swedish Krona	UBSW	Buy	1,880,000,000	208,661,680	EUR	9/19/14		—	(5,264,527)
Swedish Krona	BZWS	Buy	1,880,000,000	212,527,838	EUR	9/22/14		—	(10,351,738)
Euro	DBAB	Sell	203,050,000	275,502,301		9/23/14		8,688,019	—
Hungarian Forint	JPHQ	Buy	9,861,822,000	32,531,163	EUR	9/23/14		—	(1,621,092)
Indian Rupee	JPHQ	Buy	7,341,887,767	120,581,595		9/23/14		149,971	—
South Korean Won	HSBK	Buy	8,776,000,000	7,974,557		9/23/14		668,768	—
South Korean Won	HSBK	Sell	8,776,000,000	8,065,806		9/23/14		—	(577,519)
South Korean Won	JPHQ	Buy 126,300,000,000		114,797,310		9/23/14		9,593,295	—
South Korean Won	JPHQ	Sell 126,300,000,000		116,234,125		9/23/14		—	(8,156,479)
Euro	BZWS	Sell	87,741,063	118,780,341		9/24/14		3,485,100	—
Swedish Krona	MSCO	Buy	630,587,640	69,309,055	EUR	9/24/14		—	(876,141)
Hungarian Forint	JPHQ	Buy	7,894,536,000	25,778,919	EUR	9/25/14		—	(954,681)
Swedish Krona	UBSW	Buy	220,560,000	24,149,786	EUR	9/25/14		—	(185,338)
Euro	CITI	Sell	7,237,832	9,963,817		9/26/14		452,912	—
Euro	DBAB	Sell	176,088,661	237,618,441		9/26/14		6,228,377	—
Indian Rupee	DBAB	Buy	3,034,046,000	49,779,262		9/26/14		84,538	—
Malaysian Ringgit	DBAB	Buy	210,507,000	64,404,773		9/26/14		2,274,529	—
Malaysian Ringgit	HSBK	Buy	218,283,000	66,743,006		9/26/14		2,399,389	—
Mexican Peso	HSBK	Buy	1,303,182,600	98,386,075		9/26/14		1,057,733	—
South Korean Won	HSBK	Buy 129,609,000,000		118,580,970		9/26/14		9,049,754	—
South Korean Won	HSBK	Sell 129,609,000,000		119,109,498		9/26/14		—	(8,521,226)
Swedish Krona	CITI	Buy	150,300,000	16,900,933	EUR	9/26/14		—	(710,091)
Euro	BZWS	Sell	151,820,000	205,101,229		9/29/14		5,597,799	—
Japanese Yen	JPHQ	Sell	8,250,436,116	83,969,631		9/29/14		4,661,517	—
Swedish Krona	CITI	Buy	1,258,232,801	136,939,628	EUR	9/29/14		24,560	—
Chilean Peso	DBAB	Buy	11,405,180,000	21,786,399		9/30/14		—	(2,408,180)
Euro	DBAB	Sell	371,450,000	501,594,937		9/30/14		13,476,758	—
Euro	GSCO	Sell	102,050,000	137,697,086		9/30/14		3,594,353	—
Euro	HSBK	Sell	135,560,000	183,262,208		9/30/14		5,124,370	—
Indian Rupee	DBAB	Buy	4,531,850,796	74,284,355		9/30/14		147,383	—
Indian Rupee	JPHQ	Buy	5,912,162,767	97,641,004		9/30/14		—	(538,833)
Japanese Yen	JPHQ	Sell	2,117,676,000	21,476,900		9/30/14		1,120,381	—
Mexican Peso	HSBK	Buy	603,492,100	46,045,252		9/30/14		—	(5,843)
Swedish Krona	DBAB	Buy	1,236,000,000	134,321,546	EUR	9/30/14		283,135	—
Swedish Krona	UBSW	Buy	1,104,669,000	119,930,626	EUR	10/01/14		407,410	—
Mexican Peso	CITI	Buy	1,132,383,200	86,280,102		10/02/14		96,241	—
Euro	DBAB	Sell	3,565,000	4,839,131		10/03/14		154,301	—
Chilean Peso	DBAB	Buy	12,117,060,000	21,599,037		10/06/14		—	(1,021,422)
Euro	DBAB	Sell	67,415,000	91,718,108		10/07/14		3,124,204	—
Euro	JPHQ	Sell	210,255,000	286,738,410		10/07/14		10,430,302	—
Indian Rupee	CITI	Buy	1,585,066,500	26,113,122		10/07/14		—	(103,695)
Indian Rupee	DBAB	Buy	1,979,778,000	32,220,852		10/07/14		265,414	—
Indian Rupee	HSBK	Buy	2,287,801,000	37,807,081		10/07/14		—	(266,452)
Euro	DBAB	Sell	319,800,000	434,409,924		10/09/14		14,136,202	—
Euro	GSCO	Sell	102,935,000	139,842,344		10/09/14		4,567,561	—
Chilean Peso	MSCO	Buy	24,383,100,000	43,795,420		10/10/14		—	(2,400,778)
Euro	JPHQ	Sell	102,960,000	139,349,668		10/14/14		4,036,983	—
Indian Rupee	DBAB	Buy	2,891,384,000	47,434,341		10/15/14		—	(39,266)
Indian Rupee	DBAB	Buy	3,845,730,000	63,065,948		10/17/14		—	(43,924)
Japanese Yen	JPHQ	Buy	19,676,275,000	193,179,274		10/17/14		—	(4,013,431)
Japanese Yen	JPHQ	Sell	19,676,275,000	189,320,559		10/17/14		154,715	—
Chilean Peso	CITI	Buy	8,534,203,142	16,402,466		10/20/14		—	(1,926,019)
Euro	HSBK	Sell	137,930,000	187,313,078		10/20/14		6,033,804	—

franklintempleton.com								Annual Report | 25

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Indian Rupee	DBAB Buy		988,229,000	15,976,335		10/20/14	$211,933	$—
Japanese Yen	JPHQ	Buy	37,163,677,500	364,879,212		10/20/14	—	(7,583,031)
Japanese Yen	JPHQ	Sell	37,163,677,500	378,603,072		10/20/14	21,306,891	—
Malaysian Ringgit	JPHQ	Buy	244,314,016	75,532,681		10/20/14	1,743,243	—
Indian Rupee	JPHQ	Buy	2,057,100,000	33,695,332		10/21/14	—	(2,208)
Mexican Peso	DBAB	Buy	1,955,968,680	149,139,815		10/21/14	—	(126,725)
Indian Rupee	DBAB	Buy	725,918,000	11,888,601		10/22/14	—	(389)
Indian Rupee	JPHQ	Buy	1,454,842,000	23,826,433		10/22/14	—	(780)
Japanese Yen	BZWS	Sell	9,218,756,500	94,531,958		10/22/14	5,900,355	—
Malaysian Ringgit	HSBK	Buy	190,522,200	59,404,527		10/22/14	849,935	—
Malaysian Ringgit	JPHQ	Buy	903,500,000 27,548,076,400		JPY	10/22/14	20,885,879	—
Mexican Peso	DBAB	Buy	1,798,400,870	136,656,601		10/22/14	343,437	—
Mexican Peso	CITI	Buy	629,982,970	47,488,540		10/23/14	499,681	—
Swedish Krona	MSCO	Buy	422,110,000	45,511,248	EUR	10/23/14	558,393	—
Chilean Peso	CITI	Buy	22,313,350,000	42,827,927		10/24/14	—	(4,990,519)
Euro	DBAB	Sell	107,566,000	148,547,570		10/24/14	7,171,015	—
Euro	JPHQ	Sell	7,387,013	10,159,027		10/24/14	450,099	—
Malaysian Ringgit	DBAB	Buy	136,438,000	42,365,471		10/24/14	779,162	—
Malaysian Ringgit	HSBK	Buy	90,961,633	28,091,919		10/24/14	672,108	—
Malaysian Ringgit	JPHQ	Buy	32,000,000	9,885,697		10/24/14	233,392	—
Swedish Krona	MSCO	Buy	422,110,000	45,695,511	EUR	10/24/14	315,642	—
Chilean Peso	BZWS	Buy	1,883,586,000	3,603,570		10/27/14	—	(410,303)
Euro	BZWS	Sell	280,805,419	388,272,992		10/27/14	19,195,481	—
South Korean Won	JPHQ	Buy 144,472,760,000		134,443,291		10/27/14	7,621,006	—
South Korean Won	JPHQ	Sell 144,472,760,000		132,824,088		10/27/14	—	(9,240,209)
Swedish Krona	DBAB	Buy	204,610,000	22,242,393	EUR	10/27/14	30,803	—
Chilean Peso	DBAB	Buy	3,765,313,000	7,169,294		10/29/14	—	(787,009)
Euro	DBAB	Sell	175,760,000	242,540,012		10/29/14	11,525,792	—
Euro	GSCO	Sell	139,330,000	192,247,534		10/29/14	9,115,927	—
Indian Rupee	DBAB	Buy	2,408,894,996	39,603,699		10/30/14	—	(198,027)
Indian Rupee	HSBK	Buy	2,267,330,000	37,288,668		10/30/14	—	(198,773)
Swedish Krona	BZWS	Buy	968,454,000	105,645,109	EUR	10/30/14	—	(341,755)
Chilean Peso	DBAB	Buy	7,610,341,800	14,436,219		10/31/14	—	(1,538,854)
Euro	DBAB	Sell	189,168,918	261,244,167		10/31/14	12,601,813	—
Indian Rupee	DBAB	Buy	2,408,894,996	39,434,486		10/31/14	—	(35,474)
Indian Rupee	HSBK	Buy	4,401,908,000	72,072,631		10/31/14	—	(76,622)
Malaysian Ringgit	JPHQ	Buy	115,374,900	36,077,205		10/31/14	391,831	—
Swedish Krona	BZWS	Buy	67,500,000	7,437,566	EUR	10/31/14	—	(121,483)
Euro	DBAB	Sell	11,263,065	15,498,541		11/03/14	694,103	—
Indian Rupee	DBAB	Buy	4,439,003,000	72,770,541		11/03/14	—	(204,612)
Indian Rupee	HSBK	Buy	6,089,994,500	99,542,244		11/03/14	13,018	—
Euro	BZWS	Sell	79,210,113	107,123,757		11/05/14	3,006,525	—
Euro	DBAB	Sell	84,940,000	114,868,184		11/05/14	3,219,339	—
Japanese Yen	BZWS	Sell	6,464,800,000	65,926,983		11/05/14	3,766,595	—
Japanese Yen	CITI	Sell	6,474,170,000	66,040,047		11/05/14	3,789,564	—
Japanese Yen	SCNY	Sell	12,949,800,000	132,397,505		11/05/14	7,882,500	—
Indian Rupee	CITI	Buy	1,569,772,500	25,471,328		11/07/14	172,962	—
Indian Rupee	HSBK	Buy	1,792,535,000	28,964,053		11/07/14	319,355	—
Indian Rupee	JPHQ	Buy	792,240,000	13,004,596		11/07/14	—	(62,318)
Euro	DBAB	Sell	65,121,000	88,164,066		11/10/14	2,562,898	—
Japanese Yen	CITI	Sell	9,190,446,650	93,484,352		11/10/14	5,113,425	—
Euro	JPHQ	Sell	101,421,123	135,238,982		11/12/14	1,919,474	—
Indian Rupee	DBAB	Buy	4,385,197,150	70,098,664		11/12/14	1,478,863	—
Indian Rupee	HSBK	Buy	1,292,616,000	20,664,498		11/12/14	434,270	—

26 | Annual Report							franklintempleton.com

						TEMPLETON INCOME TRUST
						STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Japanese Yen	HSBK Sell		6,367,072,000	64,574,767		11/12/14	$3,351,258	$—
Mexican Peso	CITI	Buy	435,292,000	32,184,251		11/12/14	933,164	—
Swedish Krona	MSCO	Buy	326,410,000	35,319,259	EUR	11/12/14	257,500	—
Swedish Krona	UBSW	Buy	445,986,525	48,179,862	EUR	11/12/14	454,626	—
Indian Rupee	HSBK	Buy	982,620,000	15,849,604		11/13/14	186,538	—
Indian Rupee	JPHQ	Buy	5,710,530,000	92,092,697		11/13/14	1,101,900	—
Japanese Yen	JPHQ	Sell	9,028,069,000	91,294,054		11/13/14	4,482,774	—
Indian Rupee	JPHQ	Buy	5,912,162,767	96,641,866		11/14/14	—	(172,934)
Japanese Yen	MSCO	Sell	3,400,000,000	34,217,624		11/14/14	1,524,002	—
Malaysian Ringgit	JPHQ	Buy	338,000,000	103,572,961		11/14/14	3,180,962	—
Mexican Peso	CITI	Buy	906,059,000	66,641,586		11/14/14	2,284,001	—
Euro	DBAB	Sell	102,118,400	137,269,596		11/17/14	3,028,360	—
Euro	MSCO	Sell	144,241,714	194,118,336		11/17/14	4,503,281	—
Japanese Yen	CITI	Sell	12,407,760,000	125,305,595		11/17/14	5,993,078	—
Japanese Yen	SCNY	Sell	9,153,053,700	92,345,020		11/17/14	4,329,627	—
Euro	DBAB	Sell	37,050,139	49,902,833		11/19/14	1,197,283	—
Indian Rupee	JPHQ	Buy	4,405,988,000	70,880,491		11/19/14	951,586	—
Japanese Yen	CITI	Sell	13,358,646,000	133,722,857		11/19/14	5,264,984	—
Japanese Yen	DBAB	Sell	10,792,263,000	107,965,816		11/19/14	4,186,499	—
Malaysian Ringgit	DBAB	Buy	79,333,360	24,345,095		11/19/14	704,434	—
Euro	DBAB	Sell	145,693,000	197,173,622		11/20/14	5,646,352	—
Euro	JPHQ	Sell	143,015,781	193,584,322		11/20/14	5,576,510	—
Japanese Yen	CITI	Sell	15,005,634,000	150,568,272		11/20/14	6,271,881	—
Japanese Yen	HSBK	Sell	2,816,138,000	28,243,002		11/20/14	1,162,604	—
Japanese Yen	JPHQ	Sell	9,694,306,000	97,205,153		11/20/14	3,983,275	—
Malaysian Ringgit	HSBK	Buy	218,456,900	67,093,643		11/20/14	1,880,259	—
Indian Rupee	DBAB	Buy	900,181,000	14,615,463		11/21/14	55,501	—
Indian Rupee	HSBK	Buy	3,869,965,050	62,838,389		11/21/14	233,501	—
Indian Rupee	JPHQ	Buy	4,113,949,900	66,810,931		11/21/14	237,374	—
South Korean Won	JPHQ	Buy 193,500,000,000		180,234,724		11/24/14	9,828,925	—
South Korean Won	JPHQ	Sell 193,500,000,000		177,751,240		11/24/14	—	(12,312,409)
Swedish Krona	UBSW	Buy	335,000,000	36,585,632	EUR	11/26/14	—	(184,534)
Chilean Peso	DBAB	Buy	19,918,030,000	34,999,174		11/28/14	—	(1,328,262)
Euro	DBAB	Sell	277,024,466	375,368,152		11/28/14	11,171,002	—
Indian Rupee	DBAB	Buy	3,034,046,000	49,505,540		11/28/14	—	(116,224)
Malaysian Ringgit	JPHQ	Buy	989,102,745	305,228,889		11/28/14	6,920,009	—
Mexican Peso	CITI	Buy	1,775,831,900	135,044,251		11/28/14	—	(66,776)
Singapore Dollar	DBAB	Buy	132,661,500	105,640,717		11/28/14	567,391	—
Swedish Krona	BZWS	Buy	1,007,491,500	109,941,051	EUR	11/28/14	—	(441,897)
Chilean Peso	DBAB	Buy	8,038,300,000	14,099,807		12/01/14	—	(514,374)
Swedish Krona	BZWS	Buy	485,000,000	52,749,213	EUR	12/02/14	15,854	—
Chilean Peso	DBAB	Buy	8,550,080,000	15,520,203		12/04/14	—	(1,073,117)
Euro	CITI	Sell	72,203,000	97,831,455		12/04/14	2,903,814	—
Euro	DBAB	Sell	131,065,000	177,628,684		12/04/14	5,313,251	—
Euro	CITI	Sell	63,090,000	85,780,319		12/05/14	2,833,231	—
Chilean Peso	DBAB	Buy	16,276,230,000	29,368,874		12/09/14	—	(1,877,363)
Euro	HSBK	Sell	21,570,052	29,443,121		12/09/14	1,083,234	—
Euro	SCNY	Sell	226,537,356	309,479,478		12/09/14	11,632,547	—
Euro	DBAB	Sell	129,470,000	179,706,949		12/12/14	9,478,570	—
Euro	JPHQ	Sell	127,432,000	175,771,418		12/15/14	8,218,949	—
Malaysian Ringgit	DBAB	Buy	151,275,000	46,357,159		12/15/14	1,335,076	—
Polish Zloty	DBAB	Buy	35,195,600	8,224,424	EUR	12/15/14	103,063	—
Singapore Dollar	DBAB	Buy	150,260,000	120,482,701		12/15/14	—	(183,369)
Mexican Peso	CITI	Buy	2,030,785,800	153,024,324		12/16/14	1,151,228	—

franklintempleton.com							Annual Report | 27

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date Appreciation Depreciation
Malaysian Ringgit	JPHQ Buy		140,706,364	42,739,312	12/17/14	$1,615,682	$—
Mexican Peso	CITI	Buy	973,603,510	73,131,789	12/18/14	773,770	—
Malaysian Ringgit	JPHQ	Buy	159,282,000	48,227,814	12/19/14	1,976,817	—
Singapore Dollar	JPHQ	Buy	135,883,000	108,515,413	12/19/14	273,996	—
Japanese Yen	DBAB	Sell	24,707,170,000	240,884,580	12/22/14	3,224,007	—
Japanese Yen	HSBK	Sell	24,745,070,000	240,884,197	12/22/14	2,859,061	—
Singapore Dollar	HSBK	Buy	163,895,000	130,802,075	12/22/14	414,422	—
Malaysian Ringgit	HSBK	Buy	167,392,229	50,602,246	12/23/14	2,146,113	—
Singapore Dollar	DBAB	Buy	205,097,300	164,181,603	12/23/14	22,156	—
Japanese Yen	BZWS	Sell	12,521,550,000	120,753,653	12/26/14	302,672	—
Japanese Yen	CITI	Sell	19,533,646,000	188,375,241	12/26/14	471,442	—
Chilean Peso	DBAB	Buy	12,284,600,000	22,386,515	1/07/15	—	(1,682,794)
Japanese Yen	DBAB	Sell	10,434,667,000	100,198,454	1/07/15	—	(190,328)
Japanese Yen	GSCO	Sell	6,380,360,000	61,520,572	1/08/15	136,414	—
Malaysian Ringgit	DBAB	Buy	108,664,680	32,385,980	1/08/15	1,823,672	—
Malaysian Ringgit	JPHQ	Buy	321,901,100	96,066,939	1/08/15	5,273,485	—
Malaysian Ringgit	JPHQ	Buy	173,097,000	51,695,437	1/09/15	2,795,462	—
Chilean Peso	DBAB	Buy	17,261,240,000	31,392,634	1/12/15	—	(2,312,626)
Chilean Peso	MSCO	Buy	21,679,600,000	39,306,681	1/12/15	—	(2,783,063)
Euro	CITI	Sell	29,000,000	39,424,050	1/12/15	1,285,942	—
Malaysian Ringgit	JPHQ	Buy	51,876,000	15,508,520	1/12/15	819,121	—
Mexican Peso	CITI	Buy	2,335,652,631	174,042,670	1/12/15	2,967,686	—
Euro	SCNY	Sell	49,935,936	67,863,436	1/13/15	2,191,849	—
Japanese Yen	CITI	Sell	3,332,090,000	31,858,591	1/13/15	—	(200,447)
Euro	CITI	Sell	192,914,073	263,404,875	1/14/15	9,698,486	—
Euro	JPHQ	Sell	26,531,589	36,268,682	1/14/15	1,376,289	—
Japanese Yen	SCNY	Sell	3,331,470,000	31,886,198	1/14/15	—	(167,209)
Japanese Yen	BZWS	Sell	22,053,780,000	212,661,047	1/15/15	470,586	—
Japanese Yen	HSBK	Sell	12,607,090,000	121,222,019	1/15/15	—	(77,107)
Japanese Yen	JPHQ	Sell	14,336,430,000	138,229,756	1/15/15	291,783	—
Malaysian Ringgit	JPHQ	Buy	54,220,000	16,265,187	1/15/15	797,170	—
Japanese Yen	DBAB	Sell	25,032,090,000	242,167,133	1/16/15	1,318,347	—
Japanese Yen	SCNY	Sell	10,082,050,000	97,578,456	1/16/15	572,992	—
Malaysian Ringgit	JPHQ	Buy	25,017,400	7,537,859	1/16/15	334,337	—
Japanese Yen	HSBK	Sell	10,034,848,500	96,303,728	1/20/15	—	(251,609)
Japanese Yen	JPHQ	Sell	19,676,275,000	189,524,798	1/20/15	199,630	—
Euro	BZWS	Sell	139,061,000	189,540,143	1/21/15	6,647,999	—
Euro	CITI	Sell	42,223,091	57,310,668	1/22/15	1,778,721	—
Euro	JPHQ	Sell	25,614,073	34,806,323	1/22/15	1,118,611	—
Chilean Peso	DBAB	Buy	20,283,160,000	36,645,276	1/23/15	—	(2,502,747)
Malaysian Ringgit	HSBK	Buy	149,324,973	44,159,389	1/23/15	2,808,981	—
Chilean Peso	DBAB	Buy	28,770,380,000	50,961,615	1/26/15	—	(2,543,614)
Singapore Dollar	JPHQ	Buy	136,940,000	110,390,971	1/26/15	—	(751,333)
Euro	BZWS	Sell	94,940,000	129,719,845	1/27/15	4,849,887	—
Japanese Yen	GSCO	Sell	15,371,620,000	148,697,654	1/27/15	781,089	—
Japanese Yen	DBAB	Sell	13,902,366,365	136,164,215	1/28/15	2,384,449	—
Japanese Yen	HSBK	Sell	17,605,035,074	172,031,690	1/28/15	2,621,864	—
Euro	CITI	Sell	81,493,700	111,416,149	1/29/15	4,229,889	—
Euro	DBAB	Sell	58,160,000	79,493,088	1/30/15	2,996,396	—
Chilean Peso	DBAB	Buy	20,259,910,000	35,744,372	2/04/15	—	(1,671,989)
Chilean Peso	DBAB	Buy	28,279,300,000	49,828,732	2/05/15	—	(2,273,233)
Malaysian Ringgit	DBAB	Buy	152,706,100	44,775,282	2/05/15	3,219,511	—
Mexican Peso	CITI	Buy	632,490,760	45,640,840	2/05/15	2,218,787	—
Chilean Peso	BZWS Buy 20,031,600,000			34,584,945	2/09/15	—	(909,284)

28 | Annual Report						franklintempleton.com

						TEMPLETON INCOME TRUST
						STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract		Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Chilean Peso	DBAB Buy 31,938,300,000			55,208,816		2/09/15	$	— $	(1,516,482)
Euro	GSCO	Sell	127,740,000	178,036,348		2/09/15		10,010,189	—
Malaysian Ringgit	HSBK	Buy	137,320,000	42,554,774		2/09/15		593,996	—
Singapore Dollar	HSBK	Buy	139,904,000	112,282,504		2/09/15		—	(268,269)
Chilean Peso	BZWS	Buy	16,174,200,000	27,824,187		2/10/15		—	(635,365)
Euro	CITI	Sell	80,318,000	109,222,039		2/10/15		3,572,880	—
Euro	HSBK	Sell	73,778,000	100,346,196		2/10/15		3,299,660	—
Japanese Yen	CITI	Sell	12,481,439,000	122,935,929		2/10/15		2,813,183	—
Mexican Peso	CITI	Buy	1,333,051,000	97,939,240		2/10/15		2,898,088	—
Polish Zloty	DBAB	Buy	52,182,000	12,207,744	EUR	2/10/15		84,612	—
South Korean Won	DBAB	Buy 228,000,000,000 21,152,829,190			JPY	2/10/15		19,653,151	—
South Korean Won	HSBK	Buy 184,000,000,000 17,037,683,837			JPY	2/10/15		16,178,230	—
South Korean Won	JPHQ	Buy 523,500,000,000 48,638,855,337			JPY	2/10/15		44,442,836	—
Swedish Krona	BZWS	Buy	652,300,000	73,391,089	EUR	2/10/15		—	(3,253,276)
Euro	BZWS	Sell	150,959,000	205,258,952		2/11/15		6,688,172	—
Mexican Peso	MSCO	Buy	303,360,000	22,559,679		2/11/15		386,204	—
Polish Zloty	BZWS	Buy	52,182,000	12,200,608	EUR	2/11/15		93,127	—
Chilean Peso	MSCO	Buy	26,354,310,000	45,785,806		2/12/15		—	(1,490,933)
Japanese Yen	GSCO	Sell	5,856,880,500	57,363,034		2/12/15		994,594	—
Japanese Yen	HSBK	Sell	10,857,850,000	106,530,452		2/12/15		2,031,126	—
Malaysian Ringgit	DBAB	Buy	481,829,000	142,180,681		2/12/15		9,192,952	—
Mexican Peso	MSCO	Buy	2,139,414,000	156,447,093		2/12/15		5,365,826	—
Singapore Dollar	BZWS	Buy	38,999,058	31,139,459		2/12/15		85,254	—
Singapore Dollar	DBAB	Buy	278,683,950	222,236,005		2/12/15		893,134	—
South Korean Won	JPHQ	Buy 861,667,250,000		80,454,458,450	JPY	2/12/15		69,252,961	—
Euro	SCNY	Sell	140,680,000	192,481,190		2/13/15		7,428,655	—
Japanese Yen	CITI	Sell	37,564,700,000	368,570,447		2/13/15		7,032,316	—
Mexican Peso	CITI	Buy	1,155,788,000	84,425,712		2/13/15		2,985,761	—
Singapore Dollar	DBAB	Buy	54,530,000	43,655,432		2/13/15		4,218	—
Chilean Peso	CITI	Buy	20,803,900,000	36,389,540		2/17/15		—	(1,436,725)
Chilean Peso	DBAB	Buy	9,810,760,000	17,074,069		2/17/15		—	(590,925)
Japanese Yen	CITI	Sell	18,760,200,000	183,851,431		2/17/15		3,288,012	—
Mexican Peso	MSCO	Buy	1,131,302,320	84,026,478		2/17/15		1,511,020	—
Polish Zloty	DBAB	Buy	52,182,000	12,255,049	EUR	2/17/15		16,282	—
Singapore Dollar	BZWS	Buy	112,084,000	89,814,496		2/17/15		—	(73,676)
Singapore Dollar	DBAB	Buy	95,420,000	76,348,216		2/17/15		50,458	—
Singapore Dollar	HSBK	Buy	84,114,500	67,330,382		2/17/15		16,466	—
Chilean Peso	DBAB	Buy	20,505,700,000	35,091,469		2/18/15		—	(642,270)
Japanese Yen	GSCO	Sell	20,850,739,790	205,397,507		2/18/15		4,710,940	—
Singapore Dollar	HSBK	Buy	84,114,500	66,546,282		2/18/15		800,631	—
Euro	JPHQ	Sell	145,696,000	199,809,680		2/19/15		8,150,623	—
Malaysian Ringgit	HSBK	Buy	51,597,000	15,365,396		2/19/15		837,826	—
Chilean Peso	JPHQ	Buy	26,556,377,200	45,512,215		2/20/15		—	(904,742)
Euro	BZWS	Sell	165,746,000	227,746,606		2/20/15		9,710,736	—
Chilean Peso	MSCO	Buy	12,954,520,000	22,679,482		2/23/15		—	(924,360)
Euro	GSCO	Sell	74,206,000	102,118,587		2/23/15		4,499,794	—
Hungarian Forint	DBAB	Buy	11,159,470,000	34,867,896	EUR	2/23/15		424,683	—
Malaysian Ringgit	HSBK	Buy	571,500,000	169,725,588		2/23/15		9,702,377	—
Malaysian Ringgit	JPHQ	Buy	177,750,000	52,799,644		2/23/15		3,006,692	—
Singapore Dollar	DBAB	Buy	84,117,000	67,356,916		2/23/15		—	(7,679)
Chilean Peso	JPHQ	Buy	18,232,450,000	31,941,924		2/24/15		—	(1,325,647)
Japanese Yen	HSBK	Sell	6,688,700,000	65,561,350		2/24/15		1,179,160	—
South Korean Won	JPHQ	Buy 743,500,000,000		69,524,967,271	JPY	2/24/15		58,311,477	—
Chilean Peso	MSCO	Buy	22,054,300,000	38,465,684		2/25/15		—	(1,434,487)

franklintempleton.com								Annual Report | 29

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Japanese Yen	BZWS Sell		9,408,100,000	91,853,551		2/25/15	$1,294,789	$—
Malaysian Ringgit	DBAB	Buy	251,710,000	74,829,062		2/25/15	4,188,360	—
Chilean Peso	DBAB	Buy	14,257,230,000	24,821,083		2/26/15	—	(883,535)
Euro	BZWS	Sell	411,968,926	565,783,504		2/26/15	23,820,500	—
Euro	SCNY	Sell	211,027,544	289,804,126		2/26/15	12,188,232	—
Japanese Yen	BZWS	Sell	29,025,800,000	283,823,716		2/26/15	4,429,231	—
Japanese Yen	SCNY	Sell	11,809,161,000	115,574,400		2/26/15	1,902,616	—
Malaysian Ringgit	HSBK	Buy	957,079,700	299,546,086		2/26/15	884,286	—
Euro	BOFA	Sell	143,335,694	195,982,894		2/27/15	7,416,646	—
Japanese Yen	BZWS	Sell	42,387,239,840	415,231,432		2/27/15	7,218,575	—
Malaysian Ringgit	HSBK	Buy	563,724,900	168,700,597		2/27/15	8,243,586	—
Mexican Peso	CITI	Buy	645,757,100	48,773,195		2/27/15	20,474	—
Mexican Peso	MSCO	Buy	274,416,700	20,109,680		2/27/15	625,357	—
Polish Zloty	DBAB	Buy	207,553,629	48,937,477	EUR	2/27/15	—	(223,406)
Singapore Dollar	DBAB	Buy	357,435,000	285,582,454		2/27/15	603,449	—
Euro	GSCO	Sell	31,393,000	43,099,450		3/02/15	1,798,912	—
Swedish Krona	GSCO	Buy	1,007,491,500	112,418,154	EUR	3/02/15	—	(3,820,415)
Chilean Peso	DBAB	Buy	12,395,040,000	21,392,889		3/03/15	—	(589,094)
Chilean Peso	MSCO	Buy	24,865,500,000	42,705,882		3/03/15	—	(971,707)
Japanese Yen	JPHQ	Sell	12,728,600,000	125,015,715		3/03/15	2,486,495	—
Polish Zloty	DBAB	Buy	284,819,000	66,835,387	EUR	3/03/15	96,662	—
Japanese Yen	HSBK	Sell	9,813,450,000	96,163,155		3/04/15	1,694,916	—
Malaysian Ringgit	JPHQ	Buy	250,109,000	74,900,874		3/04/15	3,580,233	—
Euro	DBAB	Sell	37,178,000	51,255,450		3/05/15	2,342,688	—
Singapore Dollar	MSCO	Buy	82,778,200	65,297,941		3/05/15	980,369	—
Euro	BZWS	Sell	104,222,209	143,147,542		3/09/15	6,023,332	—
Euro	GSCO	Sell	85,180,000	116,970,289		3/09/15	4,899,740	—
Euro	HSBK	Sell	29,251,000	40,213,105		3/09/15	1,727,831	—
Japanese Yen	BZWS	Sell	35,663,421,500	348,757,526		3/09/15	5,426,926	—
Japanese Yen	MSCO	Sell	6,405,061,130	62,641,185		3/09/15	979,869	—
Euro	CITI	Sell	109,690,000	151,813,702		3/10/15	7,494,099	—
Euro	MSCO	Sell	82,877,000	114,782,573		3/10/15	5,740,949	—
Chilean Peso	MSCO	Buy	24,865,500,000	42,904,840		3/11/15	—	(1,193,689)
Chilean Peso	DBAB	Buy	11,693,890,000	19,874,386		3/13/15	—	(260,932)
Mexican Peso	CITI	Buy	1,553,290,800	115,442,785		3/13/15	1,813,209	—
Mexican Peso	JPHQ	Buy	1,456,663,741	107,044,661		3/13/15	2,917,076	—
Euro	DBAB	Sell	103,280,000	143,248,327		3/16/15	7,354,079	—
Euro	JPHQ	Sell	204,801,000	283,819,370		3/16/15	14,345,339	—
Malaysian Ringgit	HSBK	Buy	418,125,000	128,196,284		3/16/15	2,909,624	—
Euro	BZWS	Sell	52,945,647	73,832,705		3/17/15	4,166,920	—
Euro	CITI	Sell	6,192,249	8,640,045		3/17/15	492,295	—
Japanese Yen	CITI	Sell	8,267,822,900	80,802,006		3/17/15	1,200,495	—
Mexican Peso	CITI	Buy	553,062,600	40,512,955		3/17/15	1,225,746	—
Euro	DBAB	Sell	112,249,000	155,897,024		3/18/15	8,198,492	—
Mexican Peso	JPHQ	Buy	1,108,360,000	81,431,195		3/18/15	2,209,200	—
Singapore Dollar	DBAB	Buy	109,530,000	86,542,222		3/18/15	1,157,422	—
Hungarian Forint	DBAB	Buy	20,036,298,800	62,790,031	EUR	3/19/15	420,043	—
Hungarian Forint	JPHQ	Buy	6,004,960,140	18,821,376	EUR	3/19/15	122,008	—
Japanese Yen	CITI	Sell	25,386,870,000	250,082,452		3/19/15	5,655,289	—
Japanese Yen	MSCO	Sell	12,384,230,000	122,652,570		3/19/15	3,416,043	—
Polish Zloty	DBAB	Buy	223,787,690	51,855,522	EUR	3/19/15	886,851	—
Chilean Peso	JPHQ	Buy	10,835,800,000	18,381,340		3/20/15	—	(215,876)
Hungarian Forint	JPHQ	Buy	20,038,995,000	63,021,653	EUR	3/20/15	122,347	—
Malaysian Ringgit	HSBK	Buy	116,686,000	35,021,910		3/20/15	1,556,799	—

30 | Annual Report							franklintempleton.com

						TEMPLETON INCOME TRUST
						STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Euro	BZWS Sell		4,383,502	6,104,027		3/23/15	$335,870	$—
Euro	DBAB	Sell	34,555,000	48,100,560		3/23/15	2,630,374	—
Japanese Yen	DBAB	Sell	6,258,238,000	61,285,577		3/24/15	1,027,151	—
Mexican Peso	CITI	Buy	1,615,454,200	118,175,143		3/24/15	3,682,701	—
Swedish Krona	DBAB	Buy	1,307,000,000	146,746,758	EUR	3/24/15	—	(6,195,048)
Japanese Yen	BZWS	Sell	17,003,283,330	166,544,478		3/25/15	2,823,781	—
Euro	DBAB	Sell	29,745,000	40,963,327		3/26/15	1,821,321	—
Malaysian Ringgit	DBAB	Buy	152,218,000	45,195,368		3/26/15	2,504,362	—
Malaysian Ringgit	HSBK	Buy	145,031,000	43,043,569		3/26/15	2,404,010	—
Euro	BZWS	Sell	151,820,000	209,663,420		3/27/15	9,878,584	—
Euro	DBAB	Sell	990,895	1,363,967		3/31/15	59,963	—
Malaysian Ringgit	HSBK	Buy	315,490,600	93,957,532		3/31/15	4,875,766	—
Euro	DBAB	Sell	74,973,000	103,420,005		4/07/15	4,749,553	—
Euro	HSBK	Sell	133,988,000	184,725,906		4/10/15	8,381,610	—
Malaysian Ringgit	HSBK	Buy	93,511,500	28,077,316		4/10/15	1,198,966	—
Euro	DBAB	Sell	113,621,500	156,828,348		4/13/15	7,284,238	—
Euro	SCNY	Sell	66,994,000	92,601,117		4/13/15	4,426,272	—
Euro	JPHQ	Sell	214,266,000	296,983,389		4/14/15	14,972,107	—
Japanese Yen	CITI	Sell	6,890,100,000	68,066,168		4/15/15	1,706,680	—
Chilean Peso	MSCO	Buy	21,847,300,000	38,531,393		4/16/15	—	(1,973,945)
Euro	HSBK	Sell	117,406,000	163,031,146		4/16/15	8,501,301	—
Malaysian Ringgit	DBAB	Buy	215,381,806	65,030,738		4/16/15	2,375,547	—
Mexican Peso	CITI	Buy	618,239,190	45,812,463		4/16/15	750,419	—
Japanese Yen	BZWS	Sell	2,679,000,000	26,366,034		4/17/15	563,618	—
Malaysian Ringgit	JPHQ	Buy	19,310,000	5,794,449		4/27/15	244,779	—
Chilean Peso	JPHQ	Buy	13,842,935,000	23,939,360		4/28/15	—	(794,854)
Euro	BZWS	Sell	41,793,000	57,944,323		4/30/15	2,928,500	—
Euro	SCNY	Sell	236,418,000	327,169,413		4/30/15	15,951,487	—
Euro	BZWS	Sell	202,926,342	281,227,500		5/05/15	14,083,987	—
Euro	BZWS	Sell	78,607,000	109,090,009		5/07/15	5,605,275	—
Euro	GSCO	Sell	226,520,861	314,442,668		5/07/15	16,231,937	—
Chilean Peso	MSCO	Buy	11,060,000,000	18,876,941		5/11/15	—	(401,834)
Japanese Yen	CITI	Sell	12,481,442,000	123,246,722		5/12/15	2,998,268	—
Euro	CITI	Sell	100,069,509	137,865,763		5/13/15	6,117,953	—
Euro	GSCO	Sell	316,018,000	435,429,790		5/13/15	19,372,194	—
Euro	SCNY	Sell	39,305,000	54,066,975		5/13/15	2,319,468	—
Japanese Yen	GSCO	Sell	16,608,958,000	163,618,934		5/13/15	3,603,377	—
Japanese Yen	SCNY	Sell	12,414,879,000	122,410,560		5/13/15	2,801,986	—
Euro	GSCO	Sell	305,905,000	421,365,783		5/14/15	18,618,482	—
Japanese Yen	CITI	Sell	12,414,890,000	122,134,896		5/14/15	2,524,815	—
Singapore Dollar	DBAB	Buy	95,420,000	76,541,130		5/14/15	—	(132,063)
Euro	BZWS	Sell	205,897,795	282,640,021		5/18/15	11,548,787	—
Japanese Yen	BOFA	Sell	42,218,712,250	415,825,000		5/18/15	9,053,775	—
Japanese Yen	BOFA	Sell	42,084,293,750	415,750,000		5/19/15	10,269,131	—
Japanese Yen	BZWS	Sell	42,198,117,500	415,745,000		5/19/15	9,167,443	—
Japanese Yen	CITI	Sell	42,148,693,500	415,750,001		5/19/15	9,648,642	—
Japanese Yen	HSBK	Sell	42,232,203,900	415,747,000		5/19/15	8,841,021	—
Singapore Dollar	DBAB	Buy	274,610,600	219,802,777		5/19/15	97,794	—
Malaysian Ringgit	HSBK	Buy	632,620,000	191,581,115		5/20/15	5,993,678	—
Euro	GSCO	Sell	202,057,000	277,385,870		5/21/15	11,343,403	—
Chilean Peso	MSCO	Buy	5,306,760,000	9,336,312		5/22/15	—	(478,360)
Euro	BZWS	Sell	251,880,551	345,359,720		5/22/15	13,712,677	—
Malaysian Ringgit	HSBK	Buy	36,030,800	10,968,614		5/22/15	282,862	—
Euro	JPHQ	Sell	37,226,387	50,889,216		5/26/15	1,871,835	—

franklintempleton.com							Annual Report | 31

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Mexican Peso	HSBK Buy		531,511,160	39,975,268		5/26/15	$—	$(52,246)
South Korean Won	JPHQ	Buy 371,750,000,000		35,990,899,409	JPY	5/26/15	16,023,125	—
Malaysian Ringgit	JPHQ	Buy	928,597,255	283,493,541		5/27/15	6,395,260	—
Polish Zloty	MSCO	Buy	267,265,000	62,620,665	EUR	5/27/15	—	(133,744)
Singapore Dollar	BZWS	Buy	128,018,000	102,362,400		5/27/15	152,409	—
South Korean Won	JPHQ	Buy 371,750,000,000		36,282,805,805	JPY	5/27/15	13,193,864	—
Malaysian Ringgit	HSBK	Buy	148,382,600	45,217,919		5/28/15	1,101,336	—
Mexican Peso	JPHQ	Buy	1,552,000,000	116,929,104		5/28/15	—	(369,223)
Euro	BZWS	Sell	50,325,351	68,518,469		5/29/15	2,250,231	—
Malaysian Ringgit	HSBK	Buy	337,619,000	102,813,229		5/29/15	2,572,064	—
Malaysian Ringgit	JPHQ	Buy	352,411,000	107,229,880		5/29/15	2,772,628	—
Mexican Peso	HSBK	Buy	475,193,807	35,920,071		5/29/15	—	(233,787)
Singapore Dollar	DBAB	Buy	132,661,500	105,685,322		5/29/15	548,666	—
Euro	GSCO	Sell	203,544,000	276,959,268		6/01/15	8,921,304	—
Chilean Peso	MSCO	Buy	26,179,074,000	46,103,718		6/02/15	—	(2,442,133)
Chilean Peso	JPHQ	Buy	31,264,830,000	55,092,211		6/03/15	—	(2,952,685)
Chilean Peso	BZWS	Buy	30,271,200,000	53,266,233		6/04/15	—	(2,787,731)
Chilean Peso	DBAB	Buy	44,641,073,000	78,345,161		6/05/15	—	(3,910,153)
Chilean Peso	MSCO	Buy	12,816,000,000	22,454,665		6/05/15	—	(1,085,128)
Euro	BZWS	Sell	165,594,422	225,531,323		6/05/15	7,454,470	—
Euro	DBAB	Sell	196,930,000	268,559,349		6/08/15	9,204,037	—
Malaysian Ringgit	DBAB	Buy	28,167,000	8,523,831		6/08/15	263,141	—
Mexican Peso	CITI	Buy	1,672,699,230	125,598,765		6/08/15	—	(59,282)
Polish Zloty	DBAB	Buy	354,200,000	83,640,314	EUR	6/08/15	—	(1,098,876)
Euro	GSCO	Sell	102,043,700	139,172,300		6/09/15	4,779,522	—
Japanese Yen	CITI	Sell	28,538,800,000	279,430,541		6/09/15	4,368,039	—
Japanese Yen	HSBK	Sell	42,738,600,000	418,419,275		6/09/15	6,496,340	—
Mexican Peso	CITI	Buy	1,670,822,000	125,980,924		6/09/15	—	(590,068)
Singapore Dollar	DBAB	Buy	150,355,000	119,656,997		6/09/15	750,357	—
Singapore Dollar	GSCO	Buy	87,786,250	69,915,777		6/09/15	385,244	—
Japanese Yen	BZWS	Sell	35,594,850,000	348,601,719		6/10/15	5,525,441	—
Japanese Yen	CITI	Sell	12,207,090,000	119,370,734		6/10/15	1,714,303	—
Japanese Yen	HSBK	Sell	37,908,340,000	371,397,332		6/10/15	6,022,785	—
Japanese Yen	DBAB	Sell	12,553,300,000	122,902,878		6/11/15	1,907,363	—
Polish Zloty	CITI	Buy	61,037,800	14,589,779	EUR	6/11/15	—	(424,482)
Euro	GSCO	Sell	104,415,800	141,660,916		6/12/15	4,137,911	—
Mexican Peso	CITI	Buy	3,397,747,360	254,094,179		6/12/15	850,749	—
Polish Zloty	DBAB	Buy	312,838,000	74,687,963	EUR	6/12/15	—	(2,062,830)
Euro	DBAB	Sell	70,474,000	95,518,345		6/15/15	2,694,949	—
Mexican Peso	CITI	Buy	1,460,250,600	109,324,744		6/15/15	222,716	—
Japanese Yen	CITI	Sell	4,208,470,000	41,368,203		6/17/15	800,291	—
Euro	BZWS	Sell	19,959,932	27,153,990		6/22/15	861,431	—
Japanese Yen	DBAB	Sell	24,749,910,000	243,051,262		6/22/15	4,450,813	—
Mexican Peso	CITI	Buy	1,314,260,000	98,167,015		6/22/15	385,731	—
Japanese Yen	BZWS	Sell	11,637,164,000	114,847,045		6/30/15	2,643,253	—
Malaysian Ringgit	HSBK	Buy	497,925,000	152,303,245		7/07/15	2,765,913	—
Philippine Peso	HSBK	Buy	2,511,000,000	57,381,170		7/07/15	—	(134,483)
Chilean Peso	DBAB	Buy	24,066,765,000	42,240,921		7/10/15	—	(2,222,023)
Euro	JPHQ	Sell	117,193,824	159,691,820		7/10/15	5,274,872	—
Mexican Peso	CITI	Buy	3,482,973,187	261,621,963		7/10/15	—	(732,911)
Singapore Dollar	HSBK	Buy	165,273,000	133,018,640		7/14/15	—	(648,591)
Euro	BZWS	Sell	100,903,000	137,819,372		7/16/15	4,855,658	—
Euro	GSCO	Sell	91,986,000	125,594,005		7/16/15	4,380,561	—
Euro	MSCO	Sell	100,845,000	137,689,729		7/16/15	4,802,444	—

32 | Annual Report							franklintempleton.com

					TEMPLETON INCOME TRUST
					STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date Appreciation Depreciation
Euro	BZWS Sell		158,260,000	214,557,830	7/20/15	$6,000,192	$—
Euro	GSCO	Sell	91,986,000	124,771,650	7/20/15	3,550,982	—
Euro	DBAB	Sell	87,055,000	118,037,875	7/22/15	3,311,941	—
Euro	MSCO	Sell	94,240,000	127,576,458	7/22/15	3,381,731	—
Malaysian Ringgit	DBAB	Buy	193,897,100	59,614,789	7/22/15	717,808	—
Euro	DBAB	Sell	89,314,817	120,992,996	7/23/15	3,287,196	—
Japanese Yen	CITI	Sell	14,729,205,625	145,744,252	7/24/15	3,665,867	—
Euro	DBAB	Sell	57,486,735	77,524,311	7/27/15	1,759,442	—
Euro	GSCO	Sell	53,052,700	71,576,050	7/27/15	1,655,035	—
Japanese Yen	JPHQ	Sell	7,902,175,000	78,192,905	7/27/15	1,964,142	—
Malaysian Ringgit	DBAB	Buy	6,261,000	1,935,933	7/27/15	11,657	—
Chilean Peso	DBAB	Buy	17,914,400,000	30,831,082	7/28/15	—	(1,084,554)
Chilean Peso	MSCO	Buy	30,202,971,000	51,963,833	7/28/15	—	(1,812,362)
Euro	BZWS	Sell	69,060,000	93,157,106	7/28/15	2,137,850	—
Euro	CITI	Sell	97,037,945	130,897,395	7/28/15	3,003,947	—
Euro	GSCO	Sell	236,417,000	319,049,470	7/28/15	7,458,110	—
Euro	BZWS	Sell	8,238,187	11,091,071	7/29/15	233,197	—
Euro	DBAB	Sell	2,245,099	3,024,463	7/29/15	65,437	—
Japanese Yen	BZWS	Sell	13,069,570,000	128,824,524	7/29/15	2,743,645	—
Chilean Peso	JPHQ	Buy	23,075,040,000	39,654,649	7/30/15	—	(1,344,982)
Malaysian Ringgit	JPHQ	Buy	6,585,000	2,036,178	7/30/15	11,839	—
Mexican Peso	CITI	Buy	1,772,466,150	133,093,009	7/30/15	—	(491,320)
Chilean Peso	DBAB	Buy	10,855,470,000	18,666,443	7/31/15	—	(645,377)
Chilean Peso	JPHQ	Buy	24,540,000,000	42,172,195	7/31/15	—	(1,433,565)
Euro	JPHQ	Sell	236,418,000	317,854,544	7/31/15	6,247,937	—
Malaysian Ringgit	HSBK	Buy	31,057,000	9,561,295	7/31/15	97,254	—
Euro	DBAB	Sell	72,100,000	96,714,940	8/03/15	1,680,548	—
Chilean Peso	DBAB	Buy	21,710,940,000	36,823,168	8/04/15	—	(792,333)
Euro	BZWS	Sell	21,388,935	28,689,727	8/04/15	496,735	—
Euro	HSBK	Sell	236,418,000	317,278,866	8/04/15	5,653,685	—
Mexican Peso	CITI	Buy	2,260,406,280	166,905,876	8/04/15	2,147,582	—
Chilean Peso	JPHQ	Buy	13,008,500,000	22,044,569	8/05/15	—	(457,738)
Euro	BZWS	Sell	202,258,000	271,890,373	8/05/15	5,287,892	—
Euro	JPHQ	Sell	254,839,100	342,595,492	8/05/15	6,684,249	—
Euro	MSCO	Sell	8,856,901	11,903,232	8/05/15	228,679	—
Chilean Peso	DBAB	Buy	13,711,100,000	23,213,578	8/06/15	—	(462,608)
Malaysian Ringgit	HSBK	Buy	518,518,000	158,645,821	8/06/15	2,553,824	—
Malaysian Ringgit	JPHQ	Buy	13,600,000	4,189,127	8/06/15	38,914	—
Japanese Yen	MSCO	Sell	1,969,700,000	19,250,391	8/07/15	245,794	—
Mexican Peso	CITI	Buy	1,374,921,000	101,112,002	8/07/15	1,697,958	—
Singapore Dollar	DBAB	Buy	139,923,000	112,406,009	8/07/15	—	(329,896)
Euro	CITI	Sell	188,712,223	252,398,836	8/10/15	3,632,924	—
Mexican Peso	CITI	Buy	1,151,722,000	84,838,275	8/10/15	1,266,059	—
Chilean Peso	BZWS	Buy	20,031,600,000	33,760,175	8/11/15	—	(534,550)
Euro	DBAB	Sell	226,679,000	303,739,659	8/11/15	4,920,391	—
Euro	JPHQ	Sell	295,609,000	395,931,304	8/11/15	6,245,161	—
Japanese Yen	CITI	Sell	8,636,095,000	84,771,485	8/11/15	1,440,333	—
Malaysian Ringgit	DBAB	Buy	200,633,268	61,275,164	8/11/15	1,080,577	—
Malaysian Ringgit	HSBK	Buy	82,678,945	25,244,709	8/11/15	451,463	—
Mexican Peso	MSCO	Buy	1,342,789,000	98,862,004	8/11/15	1,520,593	—
Singapore Dollar	HSBK	Buy	190,826,500	152,896,048	8/11/15	—	(44,917)
Chilean Peso	DBAB	Buy	11,009,800,000	18,603,920	8/12/15	—	(343,829)
Euro	BZWS	Sell	28,000,000	37,576,560	8/12/15	665,050	—
Euro	GSCO	Sell	171,944,000	230,876,087	8/12/15	4,207,775	—

franklintempleton.com						Annual Report | 33

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Malaysian Ringgit	HSBK Buy		62,400,000	18,999,482		8/12/15	$392,970	$—
Malaysian Ringgit	JPHQ	Buy	116,351,000	35,435,054		8/12/15	724,101	—
South Korean Won	HSBK	Buy 184,161,000,000 17,799,180,407			JPY	8/12/15	7,594,445	—
Malaysian Ringgit	DBAB	Buy	176,076,402	53,964,816		8/13/15	752,396	—
Euro	MSCO	Sell	144,241,718	193,648,112		8/17/15	3,484,668	—
Mexican Peso	MSCO	Buy	123,499,000	9,201,511		8/17/15	27,474	—
Chilean Peso	MSCO	Buy	9,984,130,000	16,823,877		8/18/15	—	(272,669)
Euro	BZWS	Sell	186,465,000	250,238,827		8/18/15	4,405,960	—
Euro	JPHQ	Sell	142,058,430	190,494,672		8/18/15	3,206,811	—
Japanese Yen	DBAB	Sell	9,637,940,000	94,500,262		8/18/15	1,490,369	—
Mexican Peso	DBAB	Buy	1,413,199,480	105,659,774		8/18/15	—	(58,952)
Chilean Peso	JPHQ	Buy	26,571,790,000	44,790,206		8/20/15	—	(747,673)
Euro	DBAB	Sell	148,587,110	199,303,605		8/20/15	3,402,583	—
Euro	JPHQ	Sell	207,184,000	278,015,030		8/20/15	4,858,378	—
Japanese Yen	HSBK	Sell	19,192,069,750	187,789,332		8/20/15	2,571,650	—
Japanese Yen	JPHQ	Sell	4,331,618,000	42,404,068		8/20/15	600,748	—
Euro	JPHQ	Sell	141,425,000	188,823,589		8/21/15	2,362,495	—
Malaysian Ringgit	HSBK	Buy	571,500,000	177,506,523		8/21/15	9,006	—
Malaysian Ringgit	JPHQ	Buy	177,750,000	55,222,443		8/21/15	—	(10,921)
Mexican Peso	HSBK	Buy	1,245,700,000	93,289,897		8/21/15	—	(222,568)
Japanese Yen	BZWS	Sell	4,322,430,000	42,010,613		8/24/15	292,947	—
Mexican Peso	HSBK	Buy	543,754,960	40,599,937		8/24/15	16,983	—
Polish Zloty	DBAB	Buy	318,369,688	74,509,043	EUR	8/24/15	—	(477,614)
Japanese Yen	DBAB	Sell	4,271,575,000	41,307,974		8/25/15	80,386	—
Japanese Yen	HSBK	Sell	8,572,756,000	82,948,776		8/25/15	207,854	—
Mexican Peso	DBAB	Buy	1,242,200,000	92,660,003		8/25/15	123,040	—
Euro	BZWS	Sell	140,858,555	187,429,915		8/26/15	1,701,803	—
Euro	GSCO	Sell	188,527,791	250,855,079		8/26/15	2,273,013	—
Japanese Yen	BZWS	Sell	12,841,448,000	124,353,108		8/26/15	410,183	—
Japanese Yen	JPHQ	Sell	8,617,736,000	83,392,872		8/26/15	216,317	—
Chilean Peso	DBAB	Buy	13,753,090,000	22,948,590		8/27/15	—	(165,434)
Euro	HSBK	Sell	195,181,803	258,410,948		8/27/15	1,051,444	—
Euro	JPHQ	Sell	69,055,954	91,462,885		8/27/15	408,259	—
Japanese Yen	DBAB	Sell	8,644,374,000	83,447,556		8/27/15	12,388	—
Japanese Yen	HSBK	Sell	14,893,097,250	143,780,746		8/27/15	33,140	—
Japanese Yen	JPHQ	Sell	10,357,462,000	100,117,077		8/27/15	147,249	—
Malaysian Ringgit	JPHQ	Buy	227,033,719	70,171,762		8/27/15	323,271	—
Mexican Peso	HSBK	Buy	545,438,860	40,575,701		8/27/15	159,495	—
Chilean Peso	CITI	Buy	53,031,580,000	88,231,112		8/28/15	—	(386,691)
Chilean Peso	JPHQ	Buy	10,953,800,000	18,280,708		8/28/15	—	(136,233)
Malaysian Ringgit	HSBK	Buy	497,807,504	154,584,201		8/28/15	—	(21,652)
Mexican Peso	CITI	Buy	1,412,593,600	105,221,125		8/28/15	269,608	—
Philippine Peso	JPHQ	Buy	2,519,000,000	57,295,576		8/28/15	72,288	—
Euro	DBAB	Sell	60,147,806	79,552,691		8/31/15	239,289	—
Japanese Yen	JPHQ	Sell	6,909,339,000	66,797,235		8/31/15	103,734	—
Euro	DBAB	Sell	88,663,500	117,167,042		9/02/15	248,173	—
Unrealized appreciation (depreciation)							1,616,462,697	(216,107,594)
Net unrealized appreciation (depreciation)							$1,400,355,103

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*In U.S. dollars unless otherwise indicated.

34 | Annual Report							franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Bond Fund (continued)

At August 31, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts
	Counterparty/ Expiration		Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount Appreciation		Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.184%	CME	10/15/20	$212,000,000	$—	$(3,935,899)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.759%	CME	3/18/24	114,725,000	—	(4,359,903)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.788%	CME	3/31/24	202,600,000	—	(8,084,262)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.731%	LCH	7/07/24	690,810,000	—	(17,659,115)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.559%	CME	3/18/44	54,025,000	—	(6,165,455)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.489%	CME	3/31/44	96,470,000	—	(9,479,165)
Centrally Cleared Swaps unrealized
appreciation (depreciation)				—	(49,683,799)
OTC Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.558%	JPHQ	3/04/21	101,430,000	—	(11,101,674)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.523%	DBAB	3/28/21	471,880,000	—	(49,583,370)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.963%	JPHQ	11/23/40	332,000,000	—	(60,648,323)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.368%	CITI	12/20/40	43,600,000	—	(11,228,319)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.215%	JPHQ	1/11/41	234,600,000	—	(53,014,235)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.347%	CITI	2/25/41	245,400,000	—	(60,585,964)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.349%	JPHQ	2/25/41	245,400,000	—	(60,710,658)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.320%	JPHQ	2/28/41	184,050,000	—	(44,764,424)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.299%	JPHQ	3/01/41	61,350,000	—	(15,825,135)
OTC Swaps unrealized appreciation (depreciation)				—	(367,462,102)
Total Interest Rate Swaps unrealized appreciation (depreciation)				—	(417,145,901)
Net unrealized appreciation (depreciation)					$(417,145,901)

See Abbreviations on page 51.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	|	35

TEMPLETON INCOME TRUST

Financial Statements

Statement of Assets and Liabilities
August 31, 2014

Templeton Global Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$57,603,271,714
Cost - Sweep Money Fund (Note 3f)	10,406,686,262
Total cost of investments	$68,009,957,976
Value - Unaffiliated issuers	$60,092,214,973
Value - Sweep Money Fund (Note 3f)	10,406,686,262
Total value of investments	70,498,901,235
Foreign currency, at value (cost $757,383,654)	755,864,188
Restricted cash (Note 1d)	545,046,500
Receivables:
Capital shares sold	139,668,099
Interest	847,156,778
Due from brokers	66,030,476
Variation margin	1,418,049
Unrealized appreciation on forward exchange contracts	1,616,462,697
Other assets	23,377
Total assets	74,470,571,399
Liabilities:
Payables:
Capital shares redeemed	112,891,600
Management fees	28,391,838
Distribution fees	9,828,685
Transfer agent fees	15,104,746
Due to brokers	545,046,500
Unrealized depreciation on forward exchange contracts	216,107,594
Unrealized depreciation on OTC swap contracts	367,462,102
Deferred tax	22,141,062
Accrued expenses and other liabilities	12,067,606
Total liabilities	1,329,041,733
Net assets, at value	$73,141,529,666
Net assets consist of:
Paid-in capital	$70,368,250,803
Distributions in excess of net investment income	(783,252,563)
Net unrealized appreciation (depreciation)	3,431,875,977
Accumulated net realized gain (loss)	124,655,449
Net assets, at value	$73,141,529,666

36 | Annual Report | The accompanying notes are an integral part of these financial statements.

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TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
August 31, 2014

Templeton Global Bond Fund

Class A:
Net assets, at value	$23,897,947,060
Shares outstanding	1,782,369,782
Net asset value per share[a]	$13.41
Maximum offering price per share (net asset value per share ÷ 95.75%)	$14.01
Class C:
Net assets, at value	$8,216,911,175
Shares outstanding	611,544,550
Net asset value and maximum offering price per share[a]	$13.44
Class R:
Net assets, at value	$367,659,519
Shares outstanding	27,423,081
Net asset value and maximum offering price per share	$13.41
Class R6:
Net assets, at value	$1,934,358,302
Shares outstanding	144,752,303
Net asset value and maximum offering price per share	$13.36
Advisor Class:
Net assets, at value	$38,724,653,610
Shares outstanding	2,898,044,612
Net asset value and maximum offering price per share	$13.36

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	|	37

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the year ended August 31, 2014

Templeton Global Bond Fund

Investment income:
Interest (net of foreign taxes of $52,034,897)	$2,636,142,002
Expenses:
Management fees (Note 3a)	294,941,665
Administrative fees (Note 3b)	39,874,626
Distribution fees: (Note 3c)
Class A	64,779,457
Class C	55,977,783
Class R	1,678,661
Transfer agent fees: (Note 3e)
Class A	32,958,226
Class C	10,944,847
Class R	424,902
Class R6	16,651
Advisor Class	44,350,094
Custodian fees (Note 4)	23,832,069
Reports to shareholders	4,432,721
Registration and filing fees	2,678,849
Professional fees	616,253
Trustees’ fees and expenses	467,913
Other	964,258
Total expenses	578,938,975
Expense reductions (Note 4)	(6,106)
Expenses waived/paid by affiliates (Note 3f)	(7,234,057)
Net expenses	571,698,812
Net investment income	2,064,443,190
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	314,407,701
Foreign currency transactions	521,668,353
Swap contracts	(73,943,095)
Net realized gain (loss)	762,132,959
Net change in unrealized appreciation (depreciation) on:
Investments	2,333,929,695
Translation of other assets and liabilities denominated in foreign currencies	1,428,280,011
Change in deferred taxes on unrealized appreciation	(664,437)
Net change in unrealized appreciation (depreciation)	3,761,545,269
Net realized and unrealized gain (loss)	4,523,678,228
Net increase (decrease) in net assets resulting from operations	$6,588,121,418

38 | Annual Report | The accompanying notes are an integral part of these financial statements.

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	TEMPLETON INCOME TRUST
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Global Bond Fund

	Year Ended August 31,
	2014	2013
Increase (decrease) in net assets:
Operations:
Net investment income	$2,064,443,190	$1,985,256,801
Net realized gain (loss) from investments, foreign currency transactions and swap contracts	762,132,959	983,243,689
Net change in unrealized appreciation (depreciation) on investments, translation of
other assets and liabilities denominated in foreign currencies and deferred taxes	3,761,545,269	(1,250,192,228)
Net increase (decrease) in net assets resulting from operations	6,588,121,418	1,718,308,262
Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class A	(947,413,695)	(1,357,443,650)
Class C	(280,545,816)	(450,247,429)
Class R	(11,251,406)	(12,881,524)
Class R6	(33,613,050)	(1,023,448)
Advisor Class	(1,361,240,406)	(1,713,607,768)
Net realized gains:
Class A	(6,249,754)	(322,831,189)
Class C	(2,094,232)	(117,954,902)
Class R	(75,908)	(3,057,216)
Class R6	(81,247)	—
Advisor Class	(8,179,181)	(384,778,318)
Total distributions to shareholders	(2,650,744,695)	(4,363,825,444)
Capital share transactions: (Note 2)
Class A	(3,503,116,317)	2,626,884,398
Class C	(1,227,882,376)	328,012,983
Class R	51,804,894	99,474,920
Class R6	1,760,741,455	129,353,906
Advisor Class	3,858,740,878	6,148,866,831
Total capital share transactions	940,288,534	9,332,593,038
Net increase (decrease) in net assets	4,877,665,257	6,687,075,856
Net assets:
Beginning of year	68,263,864,409	61,576,788,553
End of year	$73,141,529,666	$68,263,864,409
Distributions in excess of net investment income included in net assets:
End of year	$(783,252,563)	$(814,211,226)

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TEMPLETON INCOME TRUST

Notes to Financial Statements

Templeton Global Bond Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of five separate funds. The Templeton Global Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into

40 | Annual Report

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the coun-terparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

c. Derivative Financial Instruments (continued)

close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one coun-terparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

See Note 9 regarding other derivative information.

d. Restricted Cash

At August 31, 2014, the Fund received restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of August 31, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

42 | Annual Report

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At August 31, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

		Year Ended August 31,
	2014			2013
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	436,393,233	$5,714,868,750	623,426,890	$8,346,705,754
Shares issued in reinvestment of distributions	67,528,824	883,665,148	116,031,801	1,543,437,693
Shares redeemed	(769,545,903)	(10,101,650,215)	(547,110,282)	(7,263,259,049)
Net increase (decrease)	(265,623,846)	$(3,503,116,317)	192,348,409	$2,626,884,398
Class C Shares:
Shares sold	68,322,672	$897,960,201	155,502,801	$2,089,875,365
Shares issued in reinvestment of distributions	17,577,156	230,448,763	34,019,854	453,454,213
Shares redeemed	(179,528,498)	(2,356,291,340)	(166,581,947)	(2,215,316,595)
Net increase (decrease)	(93,628,670)	$(1,227,882,376)	22,940,708	$328,012,983

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

2. Shares of Beneficial Interest (continued)
		Year Ended August 31,
	2014			2013
	Shares	Amount	Shares	Amount
Class R Shares:
Shares sold	8,973,846	$117,619,315	11,731,753	$157,051,293
Shares issued in reinvestment of distributions	834,778	10,926,999	1,169,932	15,558,019
Shares redeemed	(5,847,234)	(76,741,420)	(5,496,697)	(73,134,392)
Net increase (decrease)	3,961,390	$51,804,894	7,404,988	$99,474,920
Class R6 Shares[a]:
Shares sold	140,951,964	$1,839,595,866	9,746,074	$128,656,816
Shares issued in reinvestment of distributions	2,483,920	32,538,032	78,646	1,023,384
Shares redeemed	(8,482,669)	(111,392,443)	(25,632)	(326,294)
Net increase (decrease)	134,953,215	$1,760,741,455	9,799,088	$129,353,906
Advisor Class Shares:
Shares sold	1,021,178,495	$13,369,365,599	1,030,544,684	$13,722,795,759
Shares issued in reinvestment of distributions	81,328,307	1,060,932,924	121,975,205	1,616,850,682
Shares redeemed	(810,673,240)	(10,571,557,645)	(692,449,001)	(9,190,779,610)
Net increase (decrease)	291,833,562	$3,858,740,878	460,070,888	$6,148,866,831
[a]For the period May 1, 2013 (effective date) to August 31, 2013.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $200 million
0.585%	Over $200 million, up to and including $700 million
0.550%	Over $700 million, up to and including $1.2 billion
0.525%	Over $1.2 billion, up to and including $1.3 billion
0.475%	Over $1.3 billion, up to and including $35 billion
0.470%	Over $35 billion, up to and including $50 billion
0.465%	Over $50 billion, up to and including $65 billion
0.460%	Over $65 billion, up to and including $80 billion
0.455%	In excess of $80 billion

44 | Annual Report

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

Effective June 1, 2014, the Fund combined its investment management and administration agreements as approved by the Board. The fees paid under the combined agreement do not exceed the aggregate fees that were paid under the separate agreements.

Prior to June 1, 2014, the Fund paid fees to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.500%	Up to and including $200 million
0.450%	Over $200 million, up to and including $1.3 billion
0.400%	Over $1.3 billion, up to and including $35 billion
0.395%	Over $35 billion, up to and including $50 billion
0.390%	Over $50 billion, up to and including $65 billion
0.385%	Over $65 billion, up to and including $80 billion
0.380%	In excess of $80 billion

b. Administrative Fees

Effective June 1, 2014, under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

Prior to June 1, 2014, the Fund paid administrative fees to FT Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

3. Transactions with Affiliates (continued)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$3,380,077
CDSC retained	$1,402,404

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended August 31, 2014, the Fund paid transfer agent fees of $88,694,720, of which $29,029,744 was retained by Investor Services.

f. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted on the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees. At August 31, 2014, the Fund owned 50.87% of the Sweep Money Fund. The Fund does not invest in the Sweep Money Fund for the purpose of exercising a controlling influence over the management or policies.

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2014. There were no Class R6 transfer agent fees waived during the year ended August 31, 2014.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended August 31, 2014, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At August 31, 2014, the Fund deferred post-October capital losses of $29,373,991.

The tax character of distributions paid during the years ended August 31, 2014 and 2013 was as follows:

	2014	2013
Distributions paid from:
Ordinary income	$2,634,064,374	$3,543,412,774
Long term capital gain	16,680,321	820,412,670
	$2,650,744,695	$4,363,825,444

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

At August 31, 2014, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$68,460,769,118

Unrealized appreciation	$3,349,591,084
Unrealized depreciation	(1,311,458,967)
Net unrealized appreciation (depreciation)	$2,038,132,117

Distributable earnings - undistributed ordinary income	$1,574,830,798

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, and tax straddles.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2014, aggregated $22,634,094,424 and $19,085,592,353, respectively.

7. Credit Risk

At August 31, 2014, the Fund had 14.75% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. Other Derivative Information

At August 31, 2014, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and		Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Interest rate
contracts	Variation margin / Net assets	$—	Unrealized depreciation on	$417,145,901	[a]
	consist of: net unrealized		swap contracts / Due from
	appreciation[a]		brokers / Variation margin /
Net assets consist of: net
unrealized depreciation
Foreign exchange
contracts	Unrealized appreciation on	1,616,462,697	Unrealized depreciation on	216,107,594
	forward exchange contracts		forward exchange contracts

aIncludes cumulative appreciation (depreciation) of centrally cleared swaps as reported in the Statement of Investments. Initial margin is included as a receivable due from brokers and current day’s variation margin is separately reported within the Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

9. Other Derivative Information (continued)

For the year ended August 31, 2014, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

			Change in
			Unrealized
			Appreciation
Derivative Contracts		Realized Gain	(Depreciation)
Not Accounted for as		(Loss) for	for the
Hedging Instruments	Statement of Operations Locations	the Year	Year
Interest rate contracts	Net realized gain (loss) from swap	$(73,943,095)	$(235,424,274)
	contracts / Net change in
	unrealized appreciation
	(depreciation) on investments
Foreign exchange contracts	Net realized gain (loss) from	505,249,864	1,436,168,603
	foreign currency transactions / Net
	change in unrealized appreciation (depreciation)
	on translation of other assets and liabilities
	denominated in foreign currencies

For the year ended August 31, 2014, the average month end fair value of derivatives represented 3.26% of average month end net assets. The average month end number of open derivative contracts for the year was 649.

At August 31, 2014, the Fund’s OTC derivative assets and liabilities, are as follows:

	Gross and Net Amounts of
	Assets and Liabilities Presented
	in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$1,616,462,697	$216,107,594
Swap Contracts	—	367,462,102
Total	$1,616,462,697	$583,569,696

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At August 31, 2014, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Assets Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received[a,b]	Received	than zero)
Counterparty
BOFA	$26,739,552	$—	$(25,238,485)	$—	$1,501,067
BZWS	255,514,792	(22,797,286)	—	(204,235,000)	28,482,506
CITI	155,933,490	(84,267,887)	(69,342,144)	—	2,323,459
DBAB	271,920,232	(122,839,083)	—	(129,760,000)	19,321,149
GSCO	156,823,436	(3,820,415)	—	(136,480,000)	16,523,021
HSBK	184,761,505	(12,342,846)	(172,418,659)	—	—
JPHQ	449,965,276	(302,884,910)	(147,080,366)	—	—
MSCO	39,855,838	(27,710,580)	—	(7,361,500)	4,783,758
SCNY	73,628,231	(167,209)	—	(67,210,000)	6,251,022
UBSW	1,320,345	(1,320,345)	—	—	—
Total	$1,616,462,697	$(578,150,561)	$(414,079,654)	$(545,046,500)	$79,185,982

aAt August 31, 2014 the Fund received U.S. Treasury Bonds and Notes as collateral for derivatives.
bIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

At August 31, 2014, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Liabilities Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
BOFA	$—	$—	$—	$—	$—
BZWS	22,797,286	(22,797,286)	—	—	—
CITI	84,267,887	(84,267,887)	—	—	—
DBAB	122,839,083	(122,839,083)	—	—	—
GSCO	3,820,415	(3,820,415)	—	—	—
HSBK	12,342,846	(12,342,846)	—	—	—
JPHQ	302,884,910	(302,884,910)	—	—	—
MSCO	27,710,580	(27,710,580)	—	—	—
SCNY	167,209	(167,209)	—	—	—
UBSW	6,739,480	(1,320,345)	—	(3,975,000)	1,444,135
Total	$583,569,696	$(578,150,561)	$—	$(3,975,000)	$1,444,135

See Note 1(c) regarding derivative financial instruments.

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the year ended August 31, 2014, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, pre- payment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of finan- cial instruments)

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

11. Fair Value Measurements (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$—	$52,808,830,487	$—	$52,808,830,487
Quasi-Sovereign and Corporate Bonds[a]	—	537,529,268	—	537,529,268
Short Term Investments	10,406,686,262	6,745,855,218	—	17,152,541,480
Total Investments in Securities	$10,406,686,262	$60,092,214,973	$—	$70,498,901,235
Other Financial Instruments
Forward Exchange Contracts	$—	$1,616,462,697	$—	$1,616,462,697
Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$—	$216,107,594	$—	$216,107,594
Swaps Contracts	—	417,145,901	—	417,145,901
Total Other Financial Instruments	$—	$633,253,495	$—	$633,253,495

[a]For detailed categories, see the accompanying Statement of Investments.

12. New Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In June 2014, the FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Bond Fund (continued)

Abbreviations
Counterparty/Exchange		Currency		Selected Portfolio
BOFA	Bank of America Corp.	BRL	Brazilian Real	FHLB	Federal Home Loan Bank
BZWS	Barclays Bank PLC	CAD	Canadian Dollar	FRN	Floating Rate Note
CITI	Citibank N.A.	EUR	Euro
CME	Chicago Mercantile Exchange	HUF	Hungarian Forint
DBAB	Deutsche Bank AG	IDR	Indonesian Rupiah
GSCO	Goldman Sachs Group, Inc.	INR	Indian Rupee
HSBK	HSBC Bank PLC	JPY	Japanese Yen
JPHQ	JPMorgan Chase Bank, N.A.	KRW	South Korean Won
LCH	London Clearing House	LKR	Sri Lankan Rupee
MSCO	Morgan Stanley and Co. Inc.	MXN	Mexican Peso
SCNY	Standard Charted Bank	MYR	Malaysian Ringgit
UBSW	UBS AG	PEN	Peruvian Nuevo Sol
		PHP	Philippine Peso
		PLN	Polish Zloty
		SEK	Swedish Krona
		SGD	Singapore Dollar

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TEMPLETON INCOME TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton Global Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Global Bond Fund (the “Fund”) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
October 17, 2014

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Tax Information (unaudited)

Templeton Global Bond Fund

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund hereby reports the maximum amount allowable but no less than $16,680,321 as a long term capital gain dividend for the fiscal year ended August 31, 2014.

At August 31, 2014, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on August 14, 2014, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund, to Class A, Class C, Class R, Class R6 and Advisor Class shareholders of record.

	Foreign Tax Paid	Foreign Source	Foreign Source Qualified
Class	Per Share	Income Per Share	Dividends Per Share
Class A	$0.0099	$0.4813	$0.0000
Class C	$0.0099	$0.4451	$0.0000
Class R	$0.0099	$0.4661	$0.0000
Class R6	$0.0099	$0.5166	$0.0000
Advisor Class	$0.0099	$0.5062	$0.0000

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

By mid-February 2015, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2014. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2014 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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TEMPLETON INCOME TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton
Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1992	138	Bar-S Foods (meat packing company)
300 S.E. 2nd Street				(1981-2010).
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Ann Torre Bates (1958)	Trustee	Since 2008	36	Navient Corporation (loan
300 S.E. 2nd Street				management, servicing and asset
Fort Lauderdale, FL 33301-1923				recovery) (May 2014), Ares Capital
Corporation (specialty finance
company) (2010-present), United
Natural Foods, Inc. (distributor of
natural, organic and specialty foods)
(2013-present), Allied Capital
Corporation (financial services)
(2003-2010) and SLM Corporation
(Sallie Mae) (1997-2014).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Frank J. Crothers (1944)	Trustee	Since 2003	26	Talon Metals Corp. (mining
300 S.E. 2nd Street				exploration), Fortis, Inc. (utility holding
Fort Lauderdale, FL 33301-1923				company) and AML Foods Limited
(retail distributors).
Principal Occupation During at Least the Past 5 Years:
Director and Vice Chairman, Caribbean Utilities Company, Ltd.; director of various other private business and nonprofit organizations; and
formerly, Chairman, Atlantic Equipment and Power Ltd. (1977-2003).

Edith E. Holiday (1952)	Lead	Trustee since	138	Hess Corporation (exploration and
300 S.E. 2nd Street	Independent	2001 and Lead		refining of oil and gas), H.J. Heinz
Fort Lauderdale, FL 33301-1923	Trustee	Independent		Company (processed foods and allied
		Trustee since 2007		products) (1994-2013), RTI
International Metals, Inc. (manufacture
and distribution of titanium), Canadian
National Railway (railroad) and White
Mountains Insurance Group, Ltd.
(holding company).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

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Independent Board Members (continued)

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

J. Michael Luttig (1954)	Trustee	Since 2009	138	Boeing Capital Corporation
300 S.E. 2nd Street				(aircraft financing) (2006-2013).
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and formerly,
Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

David W. Niemiec (1949)	Trustee	Since 2005	33	Emeritus Corporation (assisted
300 S.E. 2nd Street				living) (1999-2010) and OSI
Fort Lauderdale, FL 33301-1923				Pharmaceuticals, Inc. (pharmaceutical
				products) (2006-2010).

Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).

Frank A. Olson (1932)	Trustee	Since 2003	138	Hess Corporation (exploration and
300 S.E. 2nd Street				refining of oil and gas) (1998-2013).
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Chairman of the Board, The Hertz Corporation (car rental) (1980-2000) and Chief Executive
Officer (1977-1999); and Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (June – December 1987).

Larry D. Thompson (1945)	Trustee	Since 2005	138	Cbeyond, Inc. (business communi-
300 S.E. 2nd Street				cations provider) (2010-2012), The
Fort Lauderdale, FL 33301-1923				Southern Company (energy company)
				(2010-2012) and Graham Holdings
				Company (formerly, The Washington
				Post Company) (education and media
				organization).

Principal Occupation During at Least the Past 5 Years:
Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-present);
and formerly, John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice Presi-
dent – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004);
Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Constantine D. Tseretopoulos Trustee		Since 2003	26	None
(1954)
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly, Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center
(1982-1985).

Robert E. Wade (1946)	Trustee	Since 2006	43	El Oro Ltd (investments).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice (1972-2008) and member of various boards.

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Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	148	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

**Rupert H. Johnson, Jr. (1940) Chairman of		Chairman of the	138	None
One Franklin Parkway	the Board and	Board and Trustee
San Mateo, CA 94403-1906	Trustee and	since 2013, and
	Vice President	Vice President
since 1996

Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton
Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin
Templeton Companies, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy (1962) President and		Since 2002	Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice
President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Mark H. Otani (1968)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer

Principal Occupation During at Least the Past 5 Years:
Director, Global Fund Accounting Operations, Franklin Templeton Investments; and officer of 14 of the investment companies in Franklin
Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton
Investments.

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TEMPLETON INCOME TRUST

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Secretary and	Secretary since	Not Applicable	Not Applicable
300 S.E. 2nd Street	Vice President	2013 and Vice
Fort Lauderdale, FL 33301-1923		President since
2011

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of
Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience.
Ms. Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Navient Corporation (May 2014), Ares Capital
Corporation and United Natural Foods Inc. and was formerly a director of SLM Corporation from 1997 to 2014 and Allied Capital Corporation from 2003 to 2010,
Executive Vice President and Chief Financial Officer of NHP Incorporated and Vice President and Treasurer of US Airways, Inc. Mr. Niemiec has served as a mem-
ber of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001.
Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC
Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc.
As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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TEMPLETON INCOME TRUST

TEMPLETON GLOBAL BOND FUND

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held May 15, 2014, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreements for each of the separate funds comprising Templeton Income Trust, including Templeton Global Bond Fund (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant, and a three-year expense analysis with an explanation for any increase in expense ratios. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES.

The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years, and that those operations in the New York/New Jersey area ran smoothly during the period of the 2012 Hurricane Sandy. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continual enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk

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TEMPLETON INCOME TRUST TEMPLETON GLOBAL BOND FUND SHAREHOLDER INFORMATION

management procedures, including continual monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares for the one-year period ended February 28, 2014, as well as during the previous 10 years ended that date in comparison to a performance universe consisting of all retail and institutional international income funds as selected by Lipper. The Fund’s income return, as shown in such report, was in the highest or best performing quintile of such universe for the one-year period, and on an annualized basis was also in the highest quintile of such universe for each of the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return to be in the middle performing quintile of its Lipper performance universe for the one-year period, and in the best or highest performing quintile of such universe for each of the previous three-, five- and 10-year periods on an annualized basis. The Board was satisfied with such comparative performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of the Fund compared with a group of other funds selected by Lipper as constituting its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that both the contractual management fee rate and actual total expense ratio of the Fund were in the least expensive quintile of its Lipper expense group. The Board was satisfied with such comparative expenses.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2013, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the

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TEMPLETON GLOBAL BOND FUND

SHAREHOLDER INFORMATION

use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager and its affiliates as a fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The investment management agreement for the Fund provides a fee at the rate of 0.50% on the first $200 million of Fund net assets; 0.45% on the next $1.1 billion of Fund net assets; 0.40% on the next $33.7 billion of Fund net assets; 0.395% on net assets from the $35 billion to $50 billion asset level; 0.390% on net assets from the $50 billion to $65 billion asset level; 0.385% on net assets from the $65 billion to $80 billion asset level; and 0.380% on net assets in excess of $80 billion. The Fund is also charged a separate fee for administrative services that starts at 0.15% on the first $200 million of Fund net assets, and declines through breakpoints to a fixed rate of 0.075% after net assets reach the $1.2 billion level. At the end of 2013, net assets of the Fund were approximately $71 billion, and to the extent economies of scale may be realized by the Manager and its affiliates, the Board believed the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

At the May 15, 2014, Board meeting, the Board eliminated the separate investment management and administrative agreements and approved a new form of investment management agreement for the Fund combining such services. In approving the new form of investment management agreement, the Board took into account that the types of services would be the same as provided under the previous separate agreements and that the aggregate fee, including breakpoints, would be the same as that charged under the previous separate agreements. The Board also noted that combining such services was consistent with Lipper’s methodology of considering contractual investment management fees to include any separately charged administrative fee.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Annual Report and Shareholder Letter
Templeton Global Bond Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved.	406 A 10/14

Annual Report and Shareholder Letter

August 31, 2014

Templeton Global Total Return Fund

A series of Templeton Income Trust

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/13. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Annual Report
Templeton Global Total Return Fund	3
Performance Summary	7
Your Fund’s Expenses	12
Financial Highlights and
Statement of Investments	14
Financial Statements	47
Notes to Financial Statements	51
Report of Independent Registered
Public Accounting Firm	64
Tax Information	65
Board Members and Officers	66
Shareholder Information	71

Annual Report

Templeton Global Total Return Fund

We are pleased to bring you Templeton Global Total Return Fund’s annual report for the fiscal year ended August 31, 2014.

Your Fund’s Goal and Main Investments

Templeton Global Total Return Fund seeks total investment return consisting of a combination of interest income, capital appreciation and currency gains. Under normal market conditions, the Fund invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, or government-related or corporate issuers worldwide (collectively, “bonds”). Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

Performance Overview

For the 12 months under review, Templeton Global Total Return Fund – Class A delivered a +9.56% cumulative total return. In comparison, the global fixed income market, as measured by the Fund’s benchmark, the Barclays Multiverse Index, posted a +6.49% cumulative total return for the same period.1,2 You can find other performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

Global financial market volatility was elevated at the beginning of the period, as the U.S. federal government partially shut down and the U.S. Treasury approached its debt ceiling. Market volatility quickly subsided with the end of the shutdown. Fears of possible reductions in stimulative government policies contributed to periods of risk aversion, when credit spreads widened and assets perceived as risky sold off. However, these periods of risk aversion alternated with periods of healthy risk appetite, when spreads narrowed and investors again favored risk assets. Against this backdrop, extensive liquidity creation continued, in particular from the Bank of Japan’s (BOJ’s) commitment to increase inflation, as well as from the European Central Bank’s (ECB’s) interest rate cuts. Economic data among the largest economies appeared inconsistent with some predictions of a severe global economic slowdown.

In the U.S., the Federal Reserve Board (Fed) said it would begin to reduce the size of its quantitative easing (QE) program in 2014. Pessimism about this policy affected emerging markets as market participants became concerned about potentially diminished global liquidity. Global financial market volatility increased at the beginning of 2014 amid concerns that economic growth was slowing, particularly in emerging markets. However, market volatility eventually began to subside and risk assets in a number of emerging markets rebounded.

Despite concerns surrounding Fed tapering, we did not believe there was a strong risk of a global liquidity problem, given the BOJ’s massive QE. In our assessment, the BOJ’s QE program has more than enough potential to offset the impact of the Fed’s reduced buying. If the BOJ continued on its current path,

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
2. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.
The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 19.

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TEMPLETON GLOBAL TOTAL RETURN FUND

it would be on pace to contribute more liquidity than the Fed would remove through tapering.

Also on investors’ minds during the period was the moderation in China’s growth rate. Despite negative headline news and skeptical investor attitudes, we did not believe China faced a “hard landing” scenario. Economic data during the period revealed overinvestment in certain sectors, decreasing industrial production, and rising nonperforming loans in the banking sector, but we believed these trends did not reflect the full picture. In fact, recent deceleration was a welcome and healthy development, in our view. Although the pace of China’s growth has slowed, we believe recent reforms have improved its quality.

During much of the second half of the period, global financial markets appeared more broadly influenced by the pickup in growth in the U.S. and economic stabilization in China than by escalating geopolitical tensions, in our assessment. We continued to see differentiation among specific emerging market economies; some have healthy current account and fiscal balances and large international reserves, while others struggle with deficits and economic imbalances. We believe that economies with healthier balances and stronger growth prospects are likely to experience currency appreciation over the long term, while those with imbalances are more likely to face currency weakness and economic strains.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we consider various factors including evaluation of interest and currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and may use currency forward contracts.

What is a currency forward contract?
A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

*Weightings may be negative or may not total 100% due to rounding, use of any derivatives, unsettled trades or other factors.

**The Fund’s euro area investments were in France, Germany, Ireland, Italy, the Netherlands, Slovenia and Spain.

Manager’s Discussion

The Fund’s total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt and credit markets. During the period under review, the Fund’s positive absolute performance was primarily attributable to interest rate strategies, followed by currency positions, and overall credit exposures. On a relative basis, the Fund’s performance compared with its benchmark arose primarily from currency positions followed by overall credit exposures. Interest rate strategies detracted from relative performance.

Interest Rate Strategy

As part of the Fund’s interest rate strategy, we used interest rate swaps to manage duration. During the period, we maintained the portfolio’s defensive duration posture as monetary policy remained highly accommodative in the U.S., the eurozone, Japan, and the U.K. Select duration exposures in Europe and Latin America contributed to the Fund’s absolute performance. Overweighted duration exposure in Latin America also contributed to relative results. However, underweighted duration

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TEMPLETON GLOBAL TOTAL RETURN FUND

exposure in the U.S. detracted from relative performance. The Fund maintained little duration exposure in emerging markets, except in a few countries where rates were already quite high.

What is an interest rate swap?
An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper or
other benchmarks).

What is duration?
Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

Currency Strategy

The Fund’s diversified currency exposure contributed to absolute performance. The Fund utilized currency forward contracts to hedge or gain exposure to various currencies during the review period. The U.S. dollar strengthened against its major trading partners during the period; the trade-weighted U.S. dollar appreciated 1.28%.3 The euro depreciated 0.11% and the Japanese yen depreciated 5.55% against the U.S. dollar during the period.4

The Fund’s currency positions in Asia ex-Japan contributed to absolute return and relative performance. The Fund’s net-negative exposure to the Japanese yen against the U.S. dollar, achieved through the use of currency forward contracts, also added to absolute and relative performance.

Global Credit Strategy

In addition to purchasing global government bonds, the Fund also invested in sovereign credit. As an asset class, such investments may compensate for greater credit risk by offering higher yields relative to the U.S. Treasury and European benchmark bonds. The Fund also opportunistically invested in other spread sectors such as corporate bonds. The Fund’s overall credit positioning contributed to absolute and relative performance during the period.

Currency Breakdown*
8/31/14
% of Total
Net Assets
Americas	84.5%
U.S. Dollar	59.2%
Mexican Peso	12.4%
Uruguayan Peso	5.7%
Brazilian Real	4.0%
Canadian Dollar	1.8%
Chilean Peso	1.4%
Asia Pacific	15.6%
South Korean Won	14.9%
Malaysian Ringgit	11.4%
Singapore Dollar	6.5%
Indian Rupee	3.1%
Philippine Peso	2.0%
Sri Lankan Rupee	0.7%
Indonesian Rupiah	0.3%
Japanese Yen	-23.3%
Middle East & Africa	0.9%
Ghanaian Cedi	0.9%
Europe	-1.0%
Polish Zloty	7.7%
Swedish Krona	7.6%
Hungarian Forint	6.7%
Serbian Dinar	2.6%
British Pound Sterling	0.0%**
Ukrainian Hryvnia	0.0%**
Euro	-25.6%

*Weightings may be negative or may not total 100% due to rounding, use of any derivatives, unsettled trades or other factors.
**Rounds to less than 0.1%.

3. Source: Federal Reserve H.10 Report.
4. Source: FactSet. 2014 FactSet Research Systems Inc. All Rights Reserved. The information contained herein: (1) is proprietary to FactSet Research Systems Inc. and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither FactSet Research Systems Inc. nor its content providers are responsible for any damages or losses arising from any use of this information.

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TEMPLETON GLOBAL TOTAL RETURN FUND

Thank you for your continued participation in Templeton Global Total Return Fund. We look forward to serving your future investment needs.

Michael Hasenstab, Ph.D.

Lead Portfolio Manager

Sonal Desai, Ph.D. Portfolio Manager

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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TEMPLETON GLOBAL TOTAL RETURN FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	8/31/13		Change
A (TGTRX)	$13.59	$12.95	+$	0.64
C (TTRCX)	$13.58	$12.94	+$	0.64
R (n/a)	$13.60	$12.96	+$	0.64
R6 (FTTRX)	$13.61	$12.97	+$	0.64
Advisor (TTRZX)	$13.61	$12.97	+$	0.64

Distributions (9/1/13–8/31/14)
Dividend
Share Class	Income
A	$0.5883
C	$0.5348
R	$0.5539
R6	$0.6362
Advisor	$0.6220

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TEMPLETON GLOBAL TOTAL RETURN FUND
PERFORMANCE SUMMARY

Performance as of 8/31/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

					Value of		Average Annual
								Total Annual Operating Expenses[6]
		Cumulative		Average Annual	$10,000		Total Return
Share Class		Total Return[2]		Total Return[3]	Investment[4]		(9/30/14)[5]	(with waiver)	(without waiver)
A								1.01%	1.03%
1-Year	+	9.56%	+	4.87%	$10,487	+	0.82%
5-Year	+	54.34%	+	8.13%	$14,781	+	7.15%
Since Inception (9/30/08)	+	89.37%	+	10.59%	$18,139	+	10.21%
C								1.41%	1.43%
1-Year	+	9.22%	+	8.22%	$10,822	+	3.97%
5-Year	+	51.28%	+	8.63%	$15,128	+	7.66%
Since Inception (9/30/08)	+	85.12%	+	10.97%	$18,512	+	10.58%
R								1.26%	1.28%
1-Year	+	9.36%	+	9.36%	$10,936	+	5.12%
5-Year	+	52.44%	+	8.80%	$15,244	+	7.81%
Since Inception (9/30/08)	+	86.91%	+	11.15%	$18,691	+	10.76%
R6								0.68%	0.70%
1-Year	+	10.02%	+	10.02%	$11,002	+	5.75%
Since Inception (5/1/13)	+	3.08%	+	2.30%	$10,308	+	1.34%
Advisor								0.76%	0.78%
1-Year	+	9.91%	+	9.91%	$10,991	+	5.64%
5-Year	+	56.25%	+	9.34%	$15,625	+	8.36%
Since Inception (9/30/08)	+	92.28%	+	11.68%	$19,228	+	11.29%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Annual Report

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TEMPLETON GLOBAL TOTAL RETURN FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

franklintempleton.com Annual Report | 9

TEMPLETON GLOBAL TOTAL RETURN FUND PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

10 | Annual Report franklintempleton.com

TEMPLETON GLOBAL TOTAL RETURN FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1 (continued)

All investments involve risks, including possible loss of principal. Currency rates may fluctuate significantly over short periods of time, and can reduce returns.
Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Foreign securities involve special risks, including currency fluctu-
ations and economic and political uncertainties. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Investments in lower rated bonds include higher risk of default and loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. This figure represents the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: © 2014 Morningstar. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
8. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

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TEMPLETON GLOBAL TOTAL RETURN FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

12 | Annual Report

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TEMPLETON GLOBAL TOTAL RETURN FUND

YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,043.30	$5.30
Hypothetical (5% return before expenses)	$1,000	$1,020.01	$5.24
C
Actual	$1,000	$1,041.30	$7.36
Hypothetical (5% return before expenses)	$1,000	$1,018.00	$7.27
R
Actual	$1,000	$1,042.00	$6.64
Hypothetical (5% return before expenses)	$1,000	$1,018.70	$6.56
R6
Actual	$1,000	$1,045.10	$3.45
Hypothetical (5% return before expenses)	$1,000	$1,021.83	$3.41
Advisor
Actual	$1,000	$1,044.60	$4.07
Hypothetical (5% return before expenses)	$1,000	$1,021.22	$4.02

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.03%; C: 1.43%; R: 1.29%; R6: 0.67%; and Advisor: 0.79%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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TEMPLETON INCOME TRUST

Financial Highlights
Templeton Global Total Return Fund
		Year Ended August 31,
	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.95	$13.15	$13.47	$12.55	$11.33
Income from investment operations[a]:
Net investment income[b]	0.49	0.52	0.55	0.57	0.54
Net realized and unrealized gains (losses)	0.74	0.17	(0.13)	0.91	1.19
Total from investment operations	1.23	0.69	0.42	1.48	1.73
Less distributions from:
Net investment income and net foreign currency gains	(0.59)	(0.86)	(0.66)	(0.56)	(0.51)
Net realized gains	—	(0.03)	(0.08)	—	—[c]
Total distributions	(0.59)	(0.89)	(0.74)	(0.56)	(0.51)
Net asset value, end of year	$13.59	$12.95	$13.15	$13.47	$12.55

Total return[d]	9.56%	5.27%	3.36%	12.04%	15.55%

Ratios to average net assets
Expenses before waiver and payments by affiliates	1.03%	1.01%	1.04%	1.04%	1.10%
Expenses net of waiver and payments by affiliates	1.01%[e]	1.00%[e]	1.04%	1.04%	1.09%
Net investment income	3.66%	3.76%	4.33%	4.23%	4.34%

Supplemental data
Net assets, end of year (000’s)	$2,115,198	$1,875,526	$1,138,837	$940,949	$345,645
Portfolio turnover rate	28.85%	25.45%	23.98%	15.78%	6.60%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eBenefit of expense reduction rounds to less than 0.01%.

14 | Annual Report | The accompanying notes are an integral part of these financial statements.

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			TEMPLETON INCOME TRUST
			FINANCIAL HIGHLIGHTS

Templeton Global Total Return Fund (continued)
		Year Ended August 31,
	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.94	$13.13	$13.46	$12.53	$11.33
Income from investment operations[a]:
Net investment income[b]	0.44	0.46	0.50	0.51	0.48
Net realized and unrealized gains (losses)	0.73	0.19	(0.14)	0.93	1.19
Total from investment operations	1.17	0.65	0.36	1.44	1.67
Less distributions from:
Net investment income and net foreign currency gains	(0.53)	(0.81)	(0.61)	(0.51)	(0.47)
Net realized gains	—	(0.03)	(0.08)	—	—[c]
Total distributions	(0.53)	(0.84)	(0.69)	(0.51)	(0.47)
Net asset value, end of year	$13.58	$12.94	$13.13	$13.46	$12.53

Total return[d]	9.22%	4.78%	3.03%	11.61%	14.97%

Ratios to average net assets
Expenses before waiver and payments by affiliates	1.43%	1.41%	1.44%	1.44%	1.50%
Expenses net of waiver and payments by affiliates	1.41%[e]	1.40%[e]	1.44%	1.44%	1.49%
Net investment income	3.26%	3.36%	3.93%	3.83%	3.94%

Supplemental data
Net assets, end of year (000’s)	$904,521	$809,479	$512,461	$462,929	$152,562
Portfolio turnover rate	28.85%	25.45%	23.98%	15.78%	6.60%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eBenefit of expense reduction rounds to less than 0.01%.

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TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Global Total Return Fund (continued)
		Year Ended August 31,
	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.96	$13.15	$13.48	$12.55	$11.34
Income from investment operations[a]:
Net investment income[b]	0.46	0.50	0.52	0.54	0.47
Net realized and unrealized gains (losses)	0.73	0.17	(0.14)	0.92	1.23
Total from investment operations	1.19	0.67	0.38	1.46	1.70
Less distributions from:
Net investment income and net foreign currency gains	(0.55)	(0.83)	(0.63)	(0.53)	(0.49)
Net realized gains	—	(0.03)	(0.08)	—	—[c]
Total distributions	(0.55)	(0.86)	(0.71)	(0.53)	(0.49)
Net asset value, end of year	$13.60	$12.96	$13.15	$13.48	$12.55

Total return	9.36%	4.93%	3.18%	11.75%	15.22%

Ratios to average net assets
Expenses before waiver and payments by affiliates	1.28%	1.26%	1.29%	1.29%	1.35%
Expenses net of waiver and payments by affiliates	1.26%[d]	1.25%[d]	1.29%	1.29%	1.34%
Net investment income	3.41%	3.51%	4.08%	3.98%	4.09%

Supplemental data
Net assets, end of year (000’s)	$8,090	$7,450	$6,508	$5,357	$1,975
Portfolio turnover rate	28.85%	25.45%	23.98%	15.78%	6.60%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dBenefit of expense reduction rounds to less than 0.01%.

16 | Annual Report | The accompanying notes are an integral part of these financial statements.

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	TEMPLETON INCOME TRUST
	FINANCIAL HIGHLIGHTS

Templeton Global Total Return Fund (continued)
	Year Ended August 31,
	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.97	$14.03
Income from investment operations[b]:
Net investment income[c]	0.54	0.15
Net realized and unrealized gains (losses)	0.74	(1.03)
Total from investment operations	1.28	(0.88)
Less distributions from net investment income and net foreign currency gains	(0.64)	(0.18)
Net asset value, end of year	$13.61	$12.97

Total return[d]	10.02%	(6.31)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.68%	0.68%
Expenses net of waiver and payments by affiliates[f]	0.66%	0.67%
Net investment income	4.01%	4.09%

Supplemental data
Net assets, end of year (000’s)	$1,038,236	$691,716
Portfolio turnover rate	28.85%	25.45%

aFor the period May 1, 2013 (effective date) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

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TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton Global Total Return Fund (continued)
		Year Ended August 31,
	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.97	$13.16	$13.49	$12.56	$11.35
Income from investment operations[a]:
Net investment income[b]	0.53	0.55	0.59	0.60	0.56
Net realized and unrealized gains (losses)	0.73	0.19	(0.14)	0.92	1.20
Total from investment operations	1.26	0.74	0.45	1.52	1.76
Less distributions from:
Net investment income and net foreign currency gains	(0.62)	(0.90)	(0.70)	(0.59)	(0.55)
Net realized gains	—	(0.03)	(0.08)	—	—[c]
Total distributions	(0.62)	(0.93)	(0.78)	(0.59)	(0.55)
Net asset value, end of year	$13.61	$12.97	$13.16	$13.49	$12.56

Total return	9.91%	5.45%	3.70%	12.30%	15.77%

Ratios to average net assets
Expenses before waiver and payments by affiliates	0.78%	0.76%	0.79%	0.79%	0.85%
Expenses net of waiver and payments by affiliates	0.76%[d]	0.75%[d]	0.79%	0.79%	0.84%
Net investment income	3.91%	4.01%	4.58%	4.48%	4.59%

Supplemental data
Net assets, end of year (000’s)	$5,017,585	$3,602,558	$2,313,376	$1,726,189	$460,540
Portfolio turnover rate	28.85%	25.45%	23.98%	15.78%	6.60%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dBenefit of expense reduction rounds to less than 0.01%.

18 | Annual Report | The accompanying notes are an integral part of these financial statements.

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	TEMPLETON INCOME TRUST

Statement of Investments, August 31, 2014

Templeton Global Total Return Fund
	Shares		Value
Common Stocks 0.0%†
United Kingdom 0.0%†
[a]CEVA Holdings LLC	920		$1,103,460
United States 0.0%†
NewPage Holdings Inc.	5,000		467,500
Total Common Stocks (Cost $1,855,492)			1,570,960
Convertible Preferred Stocks 0.0%†
United Kingdom 0.0%†
[a]CEVA Holdings LLC, cvt. pfd., A-1	37		57,350
[a]CEVA Holdings LLC, cvt. pfd., A-2	1,991		2,388,696
Total Convertible Preferred Stocks (Cost $2,895,379)			2,446,046
Preferred Stocks (Cost $575,000) 0.0%†
United States 0.0%†
GMAC Capital Trust I, 8.125%, pfd.	23,000		618,240

	Principal Amount*
Convertible Bonds (Cost $53,860,000) 0.6%
Canada 0.6%
B2Gold Corp., cvt., senior sub. note, 3.25%, 10/01/18	53,860,000		54,994,830
Foreign Government and Agency Securities 69.6%
Bosnia & Herzegovina 0.0%†
[b,c]Government of Bosnia & Herzegovina, senior bond, B, Reg S, FRN, 1.125%, 12/11/21	218,750	DEM	124,355
Brazil 3.4%
Letra Tesouro Nacional, Strip, 1/01/15	1,390	[d]BRL	599,101
Nota Do Tesouro Nacional,
10.00%, 1/01/17	187,225	[d]BRL	81,424,389
10.00%, 1/01/23	289,500	[d]BRL	121,308,716
[e]Index Linked, 6.00%, 5/15/15	8,804	[d]BRL	9,834,125
[e]Index Linked, 6.00%, 8/15/16	5,657	[d]BRL	6,347,542
[e]Index Linked, 6.00%, 5/15/17	5,321	[d]BRL	6,012,786
[e]Index Linked, 6.00%, 8/15/18	3,665	[d]BRL	4,125,255
[e]Index Linked, 6.00%, 5/15/45	400	[d]BRL	472,694
senior note, 10.00%, 1/01/19	186,780	[d]BRL	80,175,718
			310,300,326
Canada 0.8%
Government of Canada,
1.00%, 11/01/14	20,933,000	CAD	19,251,314
2.00%, 12/01/14	16,423,000	CAD	15,142,450
1.00%, 2/01/15	44,526,000	CAD	40,950,979
			75,344,743
Croatia 0.1%
[f] Government of Croatia, 144A, 6.75%, 11/05/19	4,070,000		4,550,769
Ecuador 0.7%
[f]Government of Ecuador, senior note, 144A, 7.95%, 6/20/24	55,320,000		61,408,796
Ghana 1.2%
Government of Ghana,
14.00%, 10/13/14	390,000	GHS	102,071
14.99%, 2/23/15	12,590,000	GHS	3,195,225
24.00%, 5/25/15	40,600,000	GHS	10,640,803

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
21.00%, 10/26/15	60,275,000	GHS	$15,278,714
19.24%, 5/30/16	32,570,000	GHS	7,914,079
23.00%, 2/13/17	22,290,000	GHS	5,718,020
24.44%, 5/29/17	21,450,000	GHS	5,639,077
26.00%, 6/05/17	2,330,000	GHS	630,986
25.40%, 7/31/17	5,830,000	GHS	1,563,197
23.00%, 8/21/17	81,119,000	GHS	20,725,099
19.04%, 9/24/18	43,190,000	GHS	9,811,681
[f] 144A, 7.875%, 8/07/23	26,510,000		26,029,506
			107,248,458
Hungary 7.9%
Government of Hungary,
7.75%, 8/24/15	1,825,630,000	HUF	8,064,599
5.50%, 2/12/16	5,641,940,000	HUF	24,708,801
5.50%, 12/22/16	18,634,320,000	HUF	82,769,119
4.125%, 2/19/18	20,840,000		21,660,575
4.00%, 4/25/18	6,050,490,000	HUF	25,882,715
6.00%, 1/11/19	11,560,000	EUR	17,599,218
6.50%, 6/24/19	10,993,370,000	HUF	51,649,135
7.50%, 11/12/20	4,916,980,000	HUF	24,511,892
5.375%, 2/21/23	38,460,000		41,504,109
A, 8.00%, 2/12/15	47,800,000	HUF	205,003
A, 6.75%, 11/24/17	13,762,060,000	HUF	63,894,725
A, 5.50%, 12/20/18	11,115,920,000	HUF	50,223,315
A, 7.00%, 6/24/22	1,899,000,000	HUF	9,399,703
A, 6.00%, 11/24/23	23,544,090,000	HUF	110,683,997
B, 6.75%, 2/24/17	16,755,420,000	HUF	76,432,685
B, 5.50%, 6/24/25	1,936,290,000	HUF	8,765,889
senior note, 6.25%, 1/29/20	21,385,000		24,205,147
senior note, 6.375%, 3/29/21	23,190,000		26,480,081
senior note, 5.375%, 3/25/24	10,000,000		10,787,500
[b]senior note, Reg S, 3.50%, 7/18/16	10,000	EUR	13,722
[b]senior note, Reg S, 4.375%, 7/04/17	19,865,000	EUR	28,058,407
[b]senior note, Reg S, 5.75%, 6/11/18	6,625,000	EUR	9,901,091
[b]senior note, Reg S, 3.875%, 2/24/20	20,000	EUR	28,278
			717,429,706
Iceland 0.1%
[f]Government of Iceland, 144A, 5.875%, 5/11/22	10,810,000		12,361,019
India 2.0%
Government of India,
senior bond, 7.80%, 5/03/20	1,786,600,000	INR	28,329,359
senior bond, 8.28%, 9/21/27	539,800,000	INR	8,542,612
senior bond, 8.60%, 6/02/28	1,852,900,000	INR	30,327,460
senior note, 7.28%, 6/03/19	69,400,000	INR	1,087,683
senior note, 8.12%, 12/10/20	1,341,500,000	INR	21,536,927
senior note, 8.35%, 5/14/22	527,100,000	INR	8,514,424
senior note, 7.16%, 5/20/23	331,400,000	INR	4,944,524
senior note, 8.83%, 11/25/23	4,475,900,000	INR	74,495,040
			177,778,029

20 | Annual Report	franklintempleton.com

	TEMPLETON INCOME TRUST
	STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Indonesia 0.3%
Government of Indonesia,
FR31, 11.00%, 11/15/20	13,446,000,000	IDR	$1,312,463
FR34, 12.80%, 6/15/21	34,970,000,000	IDR	3,728,089
FR35, 12.90%, 6/15/22	4,323,000,000	IDR	467,433
FR36, 11.50%, 9/15/19	33,165,000,000	IDR	3,240,015
FR39, 11.75%, 8/15/23	6,350,000,000	IDR	668,678
FR40, 11.00%, 9/15/25	110,250,000,000	IDR	11,200,606
FR42, 10.25%, 7/15/27	2,150,000,000	IDR	209,011
FR43, 10.25%, 7/15/22	3,593,000,000	IDR	342,426
FR44, 10.00%, 9/15/24	7,250,000,000	IDR	698,487
FR46, 9.50%, 7/15/23	7,100,000,000	IDR	653,592
FR47, 10.00%, 2/15/28	26,890,000,000	IDR	2,569,329
FR52, 10.50%, 8/15/30	24,050,000,000	IDR	2,380,774
senior bond, FR53, 8.25%, 7/15/21	10,287,000,000	IDR	887,093
senior note, 8.50%, 10/15/16	3,130,000,000	IDR	273,028
			28,631,024
Ireland 5.7%
Government of Ireland,
5.90%, 10/18/19	19,824,000	EUR	32,877,566
4.50%, 4/18/20	28,686,000	EUR	45,227,863
5.00%, 10/18/20	54,121,000	EUR	88,336,071
senior bond, 4.50%, 10/18/18	26,986,000	EUR	41,281,081
senior bond, 5.40%, 3/13/25	179,328,930	EUR	312,166,140
			519,888,721
Kenya 0.2%
[f]Government of Kenya, senior note, 144A, 6.875%, 6/24/24	19,920,000		21,600,750
Latvia 0.5%
[f]Government of Latvia,
144A, 5.25%, 2/22/17	25,850,000		28,201,058
senior note, 144A, 5.25%, 6/16/21	18,000,000		20,203,560
			48,404,618
Lithuania 0.2%
[f]Government of Lithuania, 144A,
6.75%, 1/15/15	2,320,000		2,373,012
7.375%, 2/11/20	10,320,000		12,639,523
			15,012,535
Malaysia 3.3%
Government of Malaysia,
3.741%, 2/27/15	266,400,000	MYR	84,778,852
3.835%, 8/12/15	152,070,000	MYR	48,527,774
4.72%, 9/30/15	42,800,000	MYR	13,790,387
3.197%, 10/15/15	86,460,000	MYR	27,415,899
senior bond, 4.262%, 9/15/16	61,440,000	MYR	19,813,060
senior note, 3.172%, 7/15/16	319,970,000	MYR	101,112,144
			295,438,116

franklintempleton.com

Annual Report

| 21

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Mexico 9.1%
Government of Mexico,
9.50%, 12/18/14	7,737,400	[g]MXN	$60,295,454
6.00%, 6/18/15	8,526,040	[g]MXN	66,708,356
8.00%, 12/17/15	22,096,670	[g]MXN	179,524,041
6.25%, 6/16/16	15,055,030	[g]MXN	120,949,310
7.25%, 12/15/16	43,453,750	[g]MXN	358,769,832
7.75%, 12/14/17	1,335,000	[g]MXN	11,333,222
[h]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	314,204	[i] MXN	2,429,395
5.00%, 6/16/16	804,585	[i] MXN	6,714,879
3.50%, 12/14/17	812,318	[i] MXN	6,774,142
4.00%, 6/13/19	558,971	[i] MXN	4,810,383
2.50%, 12/10/20	440,702	[i] MXN	3,503,691
			821,812,705
Philippines 1.5%
Government of the Philippines,
senior bond, 6.375%, 5/13/15	101,000,000	PHP	2,372,673
senior bond, 8.375%, 5/22/15	160,000,000	PHP	3,803,890
senior bond, 7.00%, 1/27/16	260,790,000	PHP	6,290,014
senior bond, 9.125%, 9/04/16	126,690,000	PHP	3,205,689
senior note, 1.625%, 4/25/16	5,184,780,000	PHP	117,603,957
			133,276,223
Poland 2.9%
Government of Poland,
5.50%, 4/25/15	49,885,000	PLN	15,885,718
6.25%, 10/24/15	46,028,000	PLN	15,020,166
5.00%, 4/25/16	304,780,000	PLN	99,367,972
4.75%, 10/25/16	293,705,000	PLN	96,570,637
[c]FRN, 2.69%, 1/25/17	64,309,000	PLN	20,113,433
[c]FRN, 2.69%, 1/25/21	65,239,000	PLN	20,180,857
			267,138,783
Portugal 2.5%
Government of Portugal,
[f] 144A, 5.125%, 10/15/24	212,200,000		220,290,125
[b]senior bond, Reg S, 4.95%, 10/25/23	1,419,700	EUR	2,138,069
[b]senior note, Reg S, 5.65%, 2/15/24	3,549,500	EUR	5,578,724
			228,006,918
Russia 0.1%
Government of Russia, senior bond,
[f] 144A, 7.50%, 3/31/30	2,371,470		2,639,980
[b]Reg S, 7.50%, 3/31/30	5,743,725		6,394,058
			9,034,038
Serbia 3.3%
[f]Government of Serbia, senior note, 144A,
4.875%, 2/25/20	45,960,000		46,907,925
7.25%, 9/28/21	29,790,000		34,311,079
[j]Serbia Treasury Bill, 7/24/15	1,329,560,000	RSD	13,789,551

22 | Annual Report

franklintempleton.com

	TEMPLETON INCOME TRUST
	STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Serbia (continued)
Serbia Treasury Bond, 10.00%,
6/27/16	680,370,000	RSD	$7,665,052
8/15/16	280,100,000	RSD	3,152,609
11/21/18	140,010,000	RSD	1,522,222
Serbia Treasury Note, 10.00%,
3/01/15	1,589,800,000	RSD	17,936,848
3/21/15	1,000,000,000	RSD	11,274,258
4/27/15	606,300,000	RSD	6,854,720
9/14/15	435,500,000	RSD	4,932,769
9/28/15	149,700,000	RSD	1,695,704
10/18/15	637,300,000	RSD	7,218,848
12/06/15	123,700,000	RSD	1,400,862
1/30/16	104,830,000	RSD	1,185,160
2/21/16	4,619,000,000	RSD	52,196,864
5/22/16	273,340,000	RSD	3,081,995
10/17/16	156,810,000	RSD	1,760,483
12/19/16	439,100,000	RSD	4,914,604
5/08/17	149,560,000	RSD	1,663,392
7/10/17	3,418,090,000	RSD	37,918,650
11/08/17	848,160,000	RSD	9,374,126
8/21/19	2,432,950,000	RSD	26,088,681
3/20/21	357,280,000	RSD	3,650,604
			300,497,006
Singapore 0.0%†
Government of Singapore, senior note, 1.125%, 4/01/16	2,210,000	SGD	1,789,508
Slovenia 1.4%
[f]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	28,870,000		32,010,479
5.85%, 5/10/23	84,940,000		96,392,035
			128,402,514
South Korea 12.9%
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	44,895,900,000	KRW	44,312,886
senior bond, 2.80%, 8/02/15	29,838,950,000	KRW	29,547,182
senior bond, 2.81%, 10/02/15	6,951,000,000	KRW	6,888,077
senior note, 2.78%, 10/02/14	46,142,500,000	KRW	45,518,727
senior note, 2.84%, 12/02/14	61,896,730,000	KRW	61,121,325
senior note, 2.74%, 2/02/15	114,182,750,000	KRW	112,801,436
senior note, 2.76%, 6/02/15	82,959,000,000	KRW	82,073,861
senior note, 2.66%, 6/09/15	10,337,650,000	KRW	10,220,380
senior note, 2.90%, 12/02/15	91,566,000,000	KRW	90,879,777
senior note, 2.78%, 2/02/16	107,819,740,000	KRW	106,904,954
senior note, 2.80%, 4/02/16	40,489,280,000	KRW	40,175,419
senior note, 2.79%, 6/02/16	229,756,270,000	KRW	227,995,441
senior note, 2.46%, 8/02/16	11,561,100,000	KRW	11,406,215
Korea Treasury Bond,
senior bond, 4.00%, 3/10/16	2,835,300,000	KRW	2,862,168
senior note, 3.25%, 12/10/14	28,350,610,000	KRW	28,027,155
senior note, 4.50%, 3/10/15	1,417,600,000	KRW	1,413,561
senior note, 3.25%, 6/10/15	40,661,740,000	KRW	40,378,458

franklintempleton.com	Annual Report | 23

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
South Korea (continued)
Korea Treasury Bond, (continued)
senior note, 4.00%, 9/10/15	7,503,000,000	KRW	$7,520,742
senior note, 2.75%, 12/10/15	164,021,360,000	KRW	162,498,077
senior note, 2.75%, 6/10/16	30,949,500,000	KRW	30,691,431
senior note, 3.00%, 12/10/16	32,065,200,000	KRW	31,987,038
			1,175,224,310
Sri Lanka 1.3%
Government of Sri Lanka,
8.25%, 3/01/17	10,170,000	LKR	79,946
10.60%, 7/01/19	313,620,000	LKR	2,683,398
10.60%, 9/15/19	115,200,000	LKR	985,220
11.20%, 7/01/22	89,990,000	LKR	793,723
A, 11.75%, 3/15/15	611,300,000	LKR	4,822,220
A, 6.50%, 7/15/15	90,460,000	LKR	694,280
A, 11.00%, 8/01/15	148,900,000	LKR	1,188,050
A, 8.50%, 11/01/15	1,067,960,000	LKR	8,363,473
A, 6.40%, 8/01/16	86,300,000	LKR	657,850
A, 5.80%, 1/15/17	394,700,000	LKR	2,942,944
A, 7.50%, 8/15/18	33,420,000	LKR	256,622
A, 8.00%, 11/15/18	542,330,000	LKR	4,222,557
A, 9.00%, 5/01/21	162,810,000	LKR	1,294,716
B, 11.00%, 9/01/15	333,600,000	LKR	2,670,042
B, 8.00%, 6/01/16	1,537,000,000	LKR	11,981,354
B, 6.40%, 10/01/16	885,200,000	LKR	6,706,292
B, 5.80%, 7/15/17	973,900,000	LKR	7,224,008
B, 8.50%, 7/15/18	124,950,000	LKR	994,059
C, 8.50%, 4/01/18	481,990,000	LKR	3,825,238
D, 8.50%, 6/01/18	119,600,000	LKR	947,676
[b]senior note, Reg S, 6.25%, 7/27/21	50,000,000		53,701,250
			117,034,918
Sweden 0.9%
Government of Sweden, 4.50%, 8/12/15	518,630,000	SEK	77,253,097
Ukraine 2.3%
[f]Government of Ukraine,
144A, 9.25%, 7/24/17	47,740,000		44,069,987
144A, 7.75%, 9/23/20	50,845,000		44,493,443
senior bond, 144A, 6.58%, 11/21/16	9,395,000		8,325,379
senior bond, 144A, 7.80%, 11/28/22	87,520,000		76,470,600
senior note, 144A, 6.25%, 6/17/16	3,000,000		2,677,500
senior note, 144A, 6.75%, 11/14/17	300,000		264,563
senior note, 144A, 7.95%, 2/23/21	12,058,000		10,611,040
senior note, 144A, 7.50%, 4/17/23	21,370,000		18,231,281
			205,143,793
Uruguay 5.0%
[h]Government of Uruguay,
Index Linked, 4.25%, 4/05/27	226,625,655	UYU	10,577,260
Index Linked, zero cpn., 3/26/15	15,622,998	UYU	640,536
senior bond, Index Linked, 5.00%, 9/14/18	83,071,948	UYU	3,811,684
senior bond, Index Linked, 4.375%, 12/15/28	3,341,871,920	UYU	159,465,692
senior bond, Index Linked, 4.00%, 7/10/30	118,399,322	UYU	5,564,984
senior bond, Index Linked, 3.70%, 6/26/37	25,233,537	UYU	1,112,195

24 | Annual Report	franklintempleton.com

		TEMPLETON INCOME TRUST
		STATEMENT OF INVESTMENTS

	Templeton Global Total Return Fund (continued)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Uruguay (continued)
	Uruguay Notas del Tesoro,
	10.50%, 3/21/15	288,830,000	UYU	$12,013,103
	10.25%, 8/22/15	556,291,000	UYU	22,526,338
	9.50%, 1/27/16	502,779,000	UYU	19,822,110
	11.00%, 3/21/17	671,185,000	UYU	26,952,227
	[h]2, Index Linked, 7.00%, 12/23/14	110,120,477	UYU	4,668,417
	[h]10, Index Linked, 4.25%, 1/05/17	102,199,242	UYU	4,329,335
	[h]13, Index Linked, 4.00%, 5/25/25	512,105,125	UYU	22,422,169
	[h]14, Index Linked, 4.00%, 6/10/20	526,209,140	UYU	22,519,252
	[h]16, Index Linked, 3.25%, 1/27/19	912,545	UYU	38,191
	[h]17, Index Linked, 2.75%, 6/16/16	321,030,950	UYU	13,106,056
	[h]18, Index Linked, 2.25%, 8/23/17	273,096,358	UYU	10,925,292
	[h]19, Index Linked, 2.50%, 9/27/22	171,445,798	UYU	6,543,556
	[h]Index Linked, 4.00%, 6/14/15	444,937,785	UYU	18,686,370
	Uruguay Treasury Bill,
	[k]Strip, 7/28/16	165,522,000	UYU	5,456,058
	Strip, 12/18/14	37,470,000	UYU	1,522,252
	Strip, 2/05/15	37,850,000	UYU	1,506,099
	Strip, 3/26/15	409,098,000	UYU	15,997,083
	Strip, 5/14/15	262,174,000	UYU	10,085,069
	Strip, 7/02/15	109,781,000	UYU	4,143,895
	Strip, 8/20/15	787,736,000	UYU	29,274,972
	[k]Strip, 10/08/15	83,910,000	UYU	3,068,891
	Strip, 11/26/15	41,280,000	UYU	1,486,170
	Strip, 1/14/16	326,013,000	UYU	11,556,598
	Strip, 3/03/16	45,400,000	UYU	1,583,464
	Strip, 4/21/16	100,639,000	UYU	3,459,889
	Strip, 6/09/16	15,810,000	UYU	530,118
				455,395,325
	Vietnam 0.0%†
	Government of Vietnam,
	[f]144A, 6.75%, 1/29/20	2,790,000		3,175,327
	[b]Reg S, 6.875%, 1/15/16	100,000		106,743
				3,282,070
	Total Foreign Government and Agency Securities
	(Cost $6,197,621,299)			6,318,813,173
Quasi	-Sovereign and Corporate Bonds 12.4%
	Australia 0.2%
	[f]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	4,000,000		3,632,500
	[f]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
	6.00%, 4/01/17	1,000,000		1,045,625
	6.875%, 2/01/18	12,000,000		12,648,720
	8.25%, 11/01/19	600,000		659,250
				17,986,095
	Bermuda 0.2%
	[f]Digicel Group Ltd., senior note, 144A,
	8.25%, 9/30/20	5,600,000		6,062,000
	7.125%, 4/01/22	3,000,000		3,135,000
	[f]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	6,100,000		6,298,250
				15,495,250

	franklintempleton.com	Annual Report | 25

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)
	Principal Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)
Canada 0.3%
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	9,450,000		$10,330,031
[f]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	7,890,000		8,225,325
7.00%, 2/15/21	7,890,000		8,323,950
Novelis Inc., senior note,
8.375%, 12/15/17	1,000,000		1,058,750
8.75%, 12/15/20	4,000,000		4,445,000
			32,383,056
Chile 0.1%
[f]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	7,300,000		7,847,500
France 0.2%
CGG SA, senior note,
7.75%, 5/15/17	1,010,000		1,025,150
6.50%, 6/01/21	6,600,000		6,138,000
[f] 144A, 6.875%, 1/15/22	7,600,000		7,220,000
			14,383,150
Germany 0.1%
[f]Faenza GmbH, senior note, 144A, 8.25%, 8/15/21	3,300,000	EUR	4,807,213
[f]Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
secured bond, 144A, 5.75%, 1/15/23	2,100,000	EUR	2,998,781
senior secured note, 144A, 5.625%, 4/15/23	1,000,000	EUR	1,428,956
			9,234,950
Italy 0.2%
[f]Wind Acquisition Finance SA, senior secured note, 144A, 7.375%, 4/23/21	16,000,000		16,960,000
Japan 0.0%†
[f]eAccess Ltd., senior note, 144A,
8.25%, 4/01/18	1,300,000		1,398,313
8.375%, 4/01/18	500,000	EUR	707,426
			2,105,739
Kazakhstan 0.3%
[f]Halyk Savings Bank of Kazakhstan JSC, senior note, 144A, 7.25%, 1/28/21	23,770,000		25,879,587
HSBK (Europe) BV, senior note,
[f] 144A, 7.25%, 5/03/17	200,000		214,503
[b]Reg S, 7.25%, 5/03/17	100,000		107,252
[f]KazMunayGas National Co., senior note, 144A, 11.75%, 1/23/15	1,300,000		1,351,831
			27,553,173
Luxembourg 0.4%
ArcelorMittal, senior note, 6.00%, 3/01/21	12,200,000		13,205,097
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	4,200,000		4,410,000
senior bond, 5.50%, 8/01/23	6,500,000		6,491,875
senior note, 8.50%, 11/01/19	2,200,000		2,330,625
senior note, 7.25%, 10/15/20	2,000,000		2,145,000
senior note, 7.50%, 4/01/21	5,500,000		5,974,375
			34,556,972
Mexico 0.1%
[f]Cemex Finance LLC, senior secured note, 144A, 6.00%, 4/01/24	8,700,000		9,069,750

26 | Annual Report	franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)
	Principal Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)
Netherlands 0.3%
[f]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	13,000,000		$13,260,000
[f]UPC Holding BV, senior note, 144A,
6.375%, 9/15/22	3,000,000	EUR	4,269,191
6.75%, 3/15/23	2,800,000	EUR	4,052,746
[f]UPCB Finance II Ltd., senior secured note, 144A, 6.375%, 7/01/20	1,100,000	EUR	1,534,608
[f]UPCB Finance VI Ltd., senior secured note, 144A, 6.875%, 1/15/22	4,500,000		4,893,750
Ziggo Bond Co. BV,
[f] senior bond, 144A, 8.00%, 5/15/18	1,000,000	EUR	1,375,437
[b]senior note, Reg S, 8.00%, 5/15/18	100,000	EUR	137,544
			29,523,276
Poland 0.1%
[f]Play Finance 1 SA, senior note, 144A, 6.50%, 8/01/19	1,300,000	EUR	1,820,093
[f]Play Finance 2 SA, senior secured note, 144A, 5.25%, 2/01/19	2,200,000	EUR	3,033,259
			4,853,352
Russia 0.7%
[f,l]Alfa Bond Issuance PLC (Alfa Bank OJSC), loan participation,
secured note, 144A, 7.875%, 9/25/17	10,740,000		11,122,612
senior note, 144A, 7.75%, 4/28/21	29,610,000		29,906,100
[l]Gaz Capital SA (OJSC Gazprom), loan participation,
[f] senior bond, 144A, 6.51%, 3/07/22	2,860,000		2,917,200
[b]senior bond, Reg S, 6.51%, 3/07/22	170,000		174,274
[f] senior note, 144A, 5.092%, 11/29/15	8,760,000		8,997,746
LUKOIL International Finance BV,
[f] 144A, 6.656%, 6/07/22	430,000		442,900
[b]Reg S, 6.656%, 6/07/22	2,400,000		2,469,000
[f] senior note, 144A, 6.125%, 11/09/20	6,180,000		6,207,470
TNK-BP Finance SA,
[f] senior bond, 144A, 7.25%, 2/02/20	590,000		609,727
[b]senior note, Reg S, 7.875%, 3/13/18	420,000		446,645
			63,293,674
South Africa 0.6%
[f]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	31,079,000	EUR	32,002,976
Edcon Pty. Ltd.,
[f] secured note, 144A, 9.50%, 3/01/18	2,000,000	EUR	2,465,505
[f] senior secured note, 144A, 9.50%, 3/01/18	13,350,000		12,498,938
[f] senior secured note, 144A, 9.50%, 3/01/18	7,916,000	EUR	9,782,911
[b]senior secured note, Reg S, 9.50%, 3/01/18	100,000	EUR	123,584
			56,873,914
Spain 0.2%
[f]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	6,000,000		6,701,250
7.75%, 2/01/20	8,900,000		9,745,500
			16,446,750
Sweden 0.1%
[f]Stena AB, senior bond, 144A, 7.00%, 2/01/24	5,000,000		5,312,500
[f]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	6,900,000		7,098,375
			12,410,875

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| 27

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)
	Principal Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)
Switzerland 0.1%
[f]Ineos Group Holdings SA, senior note, 144A,
6.50%, 8/15/18	2,100,000	EUR	$2,881,519
5.75%, 2/15/19	2,300,000	EUR	3,121,954
5.875%, 2/15/19	5,000,000		5,128,125
			11,131,598
Trinidad and Tobago 0.0%†
Petro Co. of Trinidad and Tobago Ltd., senior note,
[f] 144A, 9.75%, 8/14/19	450,000		569,475
[b]Reg S, 9.75%, 8/14/19	150,000		189,825
			759,300
Ukraine 0.4%
[f]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	18,260,000		16,194,337
7.40%, 4/20/18	15,100,000		13,366,520
[b,l]State Export-Import Bank of Ukraine (BIZ FIN), loan participation,
Reg S, 8.75%, 1/22/18	6,430,000		4,939,044
			34,499,901
United Arab Emirates 0.0%†
DP World Ltd.,
[f] 144A, 6.85%, 7/02/37	130,000		148,671
[b]Reg S, 6.85%, 7/02/37	1,500,000		1,715,430
			1,864,101
United Kingdom 0.4%
[f]Algeco Scotsman Global Finance PLC,
first lien, 144A, 9.00%, 10/15/18	400,000	EUR	547,219
senior secured note, first lien, 144A, 8.50%, 10/15/18	3,500,000		3,644,375
[f]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	10,419,000		10,861,807
HSBC Holdings PLC, sub. note, 6.50%, 9/15/37	300,000		380,590
Kerling PLC, senior secured note,
[f] 144A, 10.625%, 2/01/17	3,000,000	EUR	4,160,109
[b]Reg S, 10.625%, 2/01/17	1,200,000	EUR	1,664,044
[f]New Look Bondco I PLC, 144A, 8.75%, 5/14/18	2,900,000	GBP	5,126,104
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	600,000		658,125
5.125%, 5/28/24	1,600,000		1,636,000
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	2,800,000	EUR	4,271,983
[f]Virgin Media Finance PLC, senior bond, 144A, 6.375%, 4/15/23	1,300,000		1,391,000
[f]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%, 1/15/25	4,000,000		4,127,500
			38,468,856
United States 7.4%
Alere Inc., senior sub. note, 6.50%, 6/15/20	5,500,000		5,589,375
Ally Financial Inc., senior note,
4.75%, 9/10/18	800,000		844,000
7.50%, 9/15/20	3,200,000		3,840,000
[f]AmSurg Corp., senior note, 144A, 5.625%, 7/15/22	1,200,000		1,233,000
Antero Resources Finance Corp., senior note, 5.375%, 11/01/21	11,900,000		12,301,625
[m]Bank ofAmerica Corp., M, junior sub. bond, 8.125% to 5/15/18, FRN thereafter, Perpetual	8,000,000		8,922,464
[f]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	7,500,000		7,612,500

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	TEMPLETON INCOME TRUST
	STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)
	Principal Amount*	Value
Quasi-Sovereign and Corporate Bonds (continued)
United States (continued)
Caesars Entertainment Operating Co. Inc., senior secured note,
11.25%, 6/01/17	6,600,000	$5,461,500
first lien, 9.00%, 2/15/20	1,400,000	1,129,625
Calpine Corp.,
senior bond, 5.75%, 1/15/25	2,000,000	2,022,500
senior note, 5.375%, 1/15/23	2,000,000	2,022,500
[f] senior secured note, 144A, 7.875%, 1/15/23	4,678,000	5,215,970
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	8,200,000	8,353,750
senior note, 7.25%, 10/30/17	400,000	419,000
senior note, 8.125%, 4/30/20	5,000,000	5,375,000
CenturyLink Inc., senior bond, 6.75%, 12/01/23	1,300,000	1,443,813
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	600,000	670,500
8.25%, 9/01/21	11,400,000	12,354,750
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	10,500,000	12,153,750
5.75%, 3/15/23	1,700,000	1,906,125
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	5,100,000	5,559,000
senior note, 7.125%, 7/15/20	4,600,000	4,985,250
senior secured note, 5.125%, 8/15/18	1,300,000	1,355,250
CIT Group Inc.,
senior bond, 5.00%, 8/01/23	7,000,000	7,325,500
senior note, 5.375%, 5/15/20	1,700,000	1,846,625
senior note, 5.00%, 8/15/22	6,400,000	6,776,000
[f] senior note, 144A, 6.625%, 4/01/18	600,000	671,250
[m]Citigroup Inc., M, junior sub. bond, 6.30% to 5/15/24, FRN thereafter, Perpetual	10,900,000	11,138,339
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	11,000,000	11,660,000
Clear Channel Communications Inc., senior secured bond, first lien, 9.00%, 3/01/21	6,500,000	6,768,125
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	2,000,000	2,150,000
senior sub. note, 7.625%, 3/15/20	200,000	214,500
senior sub. note, 7.625%, 3/15/20	4,500,000	4,837,500
[f,n]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	1,300,000	1,394,250
CONSOL Energy Inc., senior note,
8.25%, 4/01/20	2,300,000	2,458,125
6.375%, 3/01/21	3,500,000	3,727,500
[f]144A, 5.875%, 4/15/22	6,300,000	6,607,125
Crown Castle International Corp., senior bond, 5.25%, 1/15/23	11,100,000	11,519,691
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24	700,000	711,375
senior note, 5.75%, 8/15/22	7,100,000	7,597,000
Del Monte Corp., senior note, 7.625%, 2/15/19	3,580,000	3,700,825
DISH DBS Corp., senior note, 5.875%, 7/15/22	8,050,000	8,562,785
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	5,300,000	5,710,750
El Paso Corp., senior note, 7.00%, 6/15/17	4,000,000	4,540,000
Energy Transfer Equity LP,
senior bond, 5.875%, 1/15/24	3,000,000	3,183,750
senior note, 7.50%, 10/15/20	5,000,000	5,812,500

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| 29

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)
	Principal Amount*	Value
Quasi-Sovereign and Corporate Bonds (continued)
United States (continued)
Energy XXI Gulf Coast Inc.,
7.75%, 6/15/19	1,000,000	$1,050,000
senior note, 9.25%, 12/15/17	4,000,000	4,260,000
[f] senior note, 144A, 6.875%, 3/15/24	3,400,000	3,468,000
Equinix Inc., senior bond, 5.375%, 4/01/23	15,000,000	15,375,000
First Data Corp.,
senior bond, 12.625%, 1/15/21	8,800,000	10,780,000
senior note, 11.25%, 1/15/21	342,000	398,430
[f] senior secured bond, 144A, 8.25%, 1/15/21	5,000,000	5,475,000
Ford Motor Credit Co. LLC, senior note,
6.625%, 8/15/17	2,900,000	3,313,865
5.00%, 5/15/18	500,000	552,467
8.125%, 1/15/20	1,000,000	1,270,983
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	500,000	533,750
senior note, 8.50%, 4/15/20	3,400,000	3,969,500
senior note, 8.75%, 4/15/22	1,500,000	1,755,000
senior note, 7.125%, 1/15/23	2,700,000	2,862,000
senior note, 7.875%, 1/15/27	300,000	312,000
Gannett Co. Inc., senior note, 5.125%, 7/15/20	6,900,000	7,089,750
General Motors Financial Co. Inc., senior note, 3.25%, 5/15/18	1,900,000	1,919,000
GMAC Inc., sub. note, 8.00%, 12/31/18	3,300,000	3,867,187
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	8,300,000	8,943,250
[f]Grifols Worldwide Operations Ltd., senior note, 144A, 5.25%, 4/01/22	2,200,000	2,266,000
Halcon Resources Corp., senior note, 8.875%, 5/15/21	11,000,000	11,632,500
HCA Inc.,
senior note, 7.50%, 2/15/22	2,300,000	2,685,250
senior secured note, 5.875%, 3/15/22	13,900,000	15,151,000
Hertz Corp., senior note,
5.875%, 10/15/20	4,000,000	4,135,000
6.25%, 10/15/22	800,000	838,000
[f]inVentiv Health Inc., senior secured note, 144A, 9.00%, 1/15/18	3,800,000	3,990,000
[f,n]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	7,200,000	7,425,000
Jarden Corp., senior note, 6.125%, 11/15/22	2,550,000	2,709,375
[f]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	1,700,000	1,708,500
senior note, 144A, 8.25%, 2/01/20	5,500,000	5,948,250
senior note, 144A, 7.25%, 6/01/21	700,000	750,750
[m]JPMorgan Chase & Co., junior sub. bond,
5.00% to 7/30/19, FRN thereafter, Perpetual	4,000,000	3,992,956
6.00% to 8/01/23, FRN thereafter, Perpetual	5,000,000	5,152,500
[f]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	2,500,000	2,796,875
Linn Energy LLC/Finance Corp., senior note,
6.25%, 11/01/19	2,500,000	2,593,750
8.625%, 4/15/20	1,600,000	1,716,000
7.75%, 2/01/21	6,900,000	7,383,000
The Manitowoc Co. Inc., senior note, 8.50%, 11/01/20	4,100,000	4,510,000
Meritor Inc., senior note, 6.75%, 6/15/21	8,000,000	8,500,000
MGM Resorts International, senior note,
6.875%, 4/01/16	800,000	862,000
7.50%, 6/01/16	2,900,000	3,161,000
8.625%, 2/01/19	700,000	827,750

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	TEMPLETON INCOME TRUST
	STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)
	Principal Amount*	Value
Quasi-Sovereign and Corporate Bonds (continued)
United States (continued)
MGM Resorts International, senior note, (continued)
6.75%, 10/01/20	200,000	$222,000
6.625%, 12/15/21	5,700,000	6,369,750
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	11,400,000	12,397,500
Navistar International Corp., senior note, 8.25%, 11/01/21	6,100,000	6,351,625
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	8,000,000	7,980,000
senior secured note, first lien, 7.50%, 11/01/19	4,700,000	4,820,437
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	8,600,000	9,309,500
Penn Virginia Corp., senior note, 8.50%, 5/01/20	11,300,000	12,486,500
Pinnacle Entertainment Inc.,
senior note, 6.375%, 8/01/21	200,000	208,500
senior sub. note, 8.75%, 5/15/20	2,050,000	2,208,875
senior sub. note, 7.75%, 4/01/22	4,300,000	4,665,500
Plains Exploration & Production Co., senior note,
6.125%, 6/15/19	582,000	643,838
6.625%, 5/01/21	2,213,000	2,459,196
6.875%, 2/15/23	314,000	365,418
[f]Post Holdings Inc., senior note, 144A,
6.75%, 12/01/21	4,500,000	4,595,625
6.00%, 12/15/22	6,100,000	6,016,125
Quicksilver Resources Inc.,
[c,f]secured note, second lien, 144A, FRN, 7.00%, 6/21/19	2,500,000	2,406,250
senior note, 9.125%, 8/15/19	4,400,000	3,696,000
Regency Energy Partners LP/Regency Energy Finance Corp., senior note,
5.875%, 3/01/22	1,500,000	1,620,000
5.00%, 10/01/22	2,400,000	2,484,000
Reynolds Group Issuer Inc./LLC/SA,
senior note, 8.50%, 5/15/18	3,950,000	4,137,625
senior note, 9.00%, 4/15/19	8,550,000	9,020,250
senior note, 9.875%, 8/15/19	1,000,000	1,113,750
senior secured note, 7.125%, 4/15/19	500,000	520,625
Sabine Pass Liquefaction LLC, first lien, 5.625%, 2/01/21	9,600,000	10,176,000
Samson Investment Co., senior note, 9.75%, 2/15/20	13,500,000	13,837,500
[f]Sealed Air Corp., senior note, 144A,
8.125%, 9/15/19	800,000	878,000
6.50%, 12/01/20	3,400,000	3,757,000
8.375%, 9/15/21	800,000	904,000
[f]Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	8,100,000	8,444,250
SLM Corp., senior note,
8.45%, 6/15/18	3,900,000	4,548,180
5.50%, 1/15/19	9,600,000	10,224,000
[f]Smithfield Foods Inc., senior note, 144A, 5.875%, 8/01/21	4,400,000	4,724,500
Sprint Nextel Corp., senior note,
8.375%, 8/15/17	2,000,000	2,287,500
6.00%, 11/15/22	5,000,000	5,012,500
[f] 144A, 9.00%, 11/15/18	9,000,000	10,721,250
[f] 144A, 7.00%, 3/01/20	400,000	448,000
Sterling International Inc., senior note, 11.00%, 10/01/19	1,200,000	1,284,000
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	1,000,000	1,042,500
senior note, 6.542%, 4/28/20	3,200,000	3,372,000
senior note, 6.125%, 1/15/22	600,000	624,000

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)
	Principal Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)
United States (continued)
Tenet Healthcare Corp., senior note,
8.125%, 4/01/22	3,900,000		$4,499,625
[f] 144A, 5.00%, 3/01/19	4,600,000		4,669,000
Terex Corp., senior note, 6.00%, 5/15/21	8,400,000		8,946,000
[f,o]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	6,200,000		5,425,000
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	2,900,000		3,095,750
[f]TransDigm Inc.,
senior sub. bond, 144A, 6.50%, 7/15/24	1,200,000		1,231,500
senior sub. note, 144A, 6.00%, 7/15/22	11,100,000		11,308,125
[f]Univision Communications Inc.,
senior secured bond, 144A, 6.75%, 9/15/22	1,832,000		2,019,780
senior secured note, 144A, 6.875%, 5/15/19	1,500,000		1,593,750
senior secured note, 144A, 7.875%, 11/01/20	2,500,000		2,737,500
senior secured note, 144A, 5.125%, 5/15/23	800,000		842,000
[f] Valeant Pharmaceuticals International Inc., senior note, 144A, 7.50%, 7/15/21	1,500,000		1,640,625
Visant Corp., senior note, 10.00%, 10/01/17	5,900,000		5,501,750
[f]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	10,600,000		11,130,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	10,000,000		10,750,000
			671,389,874
Total Quasi-Sovereign and Corporate Bonds
(Cost $1,106,242,093)			1,129,091,106
[p]Credit-Linked Notes 0.1%
Ukraine 0.1%
[c,f]Citigroup Inc. (Export/Import Bank of Ukraine), 144A, FRN, 5.50%, 9/01/15	7,705,200	UAH	534,564
[f]ING Americas Issuance BV (Government of Ukraine), 144A, 5.50%,
8/24/15	31,927,000	UAH	2,214,907
8/25/15	11,376,400	UAH	789,261
Total Credit-Linked Notes (Cost $5,466,322)			3,538,732
[c,q]Senior Floating Rate Interests 0.0%†
United States 0.0%†
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	191,948		187,789
[r]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	23,812		21,399
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan,
10.50%, 1/29/18	67,148		65,134
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	13,086		13,347
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	323,485		324,395
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	201,821		204,512
Total Senior Floating Rate Interests (Cost $814,490)			816,576

	Shares
Escrows and Litigation Trusts 0.0%
[a,r]Comfort Co. Inc., Escrow Account	1,299		—
[a,r]NewPage Corp., Litigation Trust	2,500,000		—
Total Escrows and Litigation Trusts (Cost $—)			—
Total Investments before Short Term Investments
(Cost $7,369,330,075)			7,511,889,663

32 | Annual Report

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)
	Principal Amount*		Value
Short Term Investments 12.8%
Foreign Government and Agency Securities 8.5%
Canada 0.7%
[j]Canada Treasury Bills, 9/11/14 - 11/06/14	66,210,000	CAD	$60,804,602
Malaysia 1.4%
[j]Bank of Negara Monetary Notes, 9/09/14 - 8/11/15	419,205,000	MYR	130,833,730
Philippines 0.4%
[j]Philippine Treasury Bills, 9/03/14 - 8/05/15	1,811,475,000	PHP	41,411,870
Serbia 0.0%†
[j]Serbia Treasury Bill, 6/25/15	282,690,000	RSD	2,953,521
Singapore 3.4%
[j]Monetary Authority of Singapore Treasury Bills,
11/25/14	132,464,000	SGD	105,984,138
9/30/14 - 1/20/15	79,296,000	SGD	63,455,892
[j]Singapore Treasury Bill, 10/31/14	170,000,000	SGD	136,043,962
			305,483,992
South Korea 0.2%
Korea Monetary Stabilization Bond, senior bond, 2.72%, 9/09/14	20,084,000,000	KRW	19,806,160
Sweden 2.1%
[j]Sweden Treasury Bills,
9/17/14	1,153,620,000	SEK	165,012,439
11/19/14 - 12/17/14	172,130,000	SEK	24,613,243
			189,625,682
Uruguay 0.3%
[j]Uruguay Treasury Bills, 10/21/14 - 7/10/15	676,199,000	UYU	26,576,872
Total Foreign Government and Agency Securities
(Cost $782,102,957)			777,496,429
Total Investments before Money Market Funds
(Cost $8,151,433,032)			8,289,386,092

	Shares
Money Market Funds (Cost $389,066,856) 4.3%
United States 4.3%
[a,s]Institutional Fiduciary Trust Money Market Portfolio	389,066,856		389,066,856
Total Investments (Cost $8,540,499,888) 95.5%			8,678,452,948
Other Assets, less Liabilities 4.5%			405,176,214
Net Assets 100.0%			$9,083,629,162

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| 33

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At August 31, 2014, the aggregate value of these securities was $118,011,339, representing 1.30% of net assets.
cThe coupon rate shown represents the rate at period end.
dPrincipal amount is stated in 1,000 Brazilian Real Units.
eRedemption price at maturity is adjusted for inflation. See Note 1(j).
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
August 31, 2014, the aggregate value of these securities was $1,357,066,207, representing 14.94% of net assets.
gPrincipal amount is stated in 100 Mexican Peso Units.
hPrincipal amount of security is adjusted for inflation. See Note 1(j).
iPrincipal amount is stated in 100 Unidad de Inversion Units.
jThe security is traded on a discount basis with no stated coupon rate.
kA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
lSee Note 1(f) regarding loan participation notes.
mPerpetual security with no stated maturity date.
nIncome may be received in additional securities and/or cash.
oSee Note 7 regarding defaulted securities.
pSee Note 1(g) regarding credit-linked notes.
qSee Note 1(h) regarding senior floating rate interests.
rSecurity has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2014, the aggregate value of these securities was $21,399, repre-
senting less than 0.01% of net assets.
sSee Note 3(f) regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At August 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Indian Rupee	CITI	Buy	42,980,000	718,567		9/03/14	$—	$(9,072)
Indian Rupee	CITI	Sell	42,980,000	711,825		9/03/14	2,331	—
Indian Rupee	DBAB	Buy	39,167,000	655,257		9/03/14	—	(8,706)
Indian Rupee	DBAB	Sell	39,167,000	648,138		9/03/14	1,587	—
Indian Rupee	HSBK	Buy	265,181,500	4,402,122		9/03/14	3,919	(28,544)
Indian Rupee	HSBK	Sell	265,181,500	4,373,767		9/03/14	—	(3,730)
Mexican Peso	HSBK	Buy	18,052,900	1,317,441		9/03/14	62,250	—
South Korean Won	JPHQ	Buy	10,406,210,000	9,675,245		9/04/14	583,243	—
South Korean Won	JPHQ	Sell	10,406,210,000	10,262,535		9/04/14	4,047	—
Chilean Peso	DBAB	Buy	39,500,000	69,604		9/05/14	—	(2,330)
Euro	DBAB	Sell	8,776,717	11,582,546		9/05/14	50,808	—
Polish Zloty	DBAB	Buy	8,360,000	1,914,708	EUR	9/05/14	92,077	—
Indian Rupee	DBAB	Buy	23,321,000	387,860		9/09/14	—	(3,332)
Indian Rupee	JPHQ	Buy	20,335,000	338,368		9/09/14	—	(3,074)
Singapore Dollar	GSCO	Buy	5,725,000	4,531,602		9/10/14	51,851	—
Swedish Krona	DBAB	Buy	37,550,000	4,145,415	EUR	9/10/14	—	(75,472)
Swedish Krona	MSCO	Buy	8,919,000	981,088	EUR	9/11/14	—	(13,280)
Polish Zloty	DBAB	Buy	12,599,020	2,964,336	EUR	9/12/14	33,421	—
Swedish Krona	MSCO	Buy	28,882,900	3,179,553	EUR	9/12/14	—	(46,247)
Swedish Krona	UBSW	Buy	34,227,848	3,699,468	EUR	9/12/14	35,174	—

34 | Annual Report							franklintempleton.com

						TEMPLETON INCOME TRUST
						STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Singapore Dollar	HSBK	Buy	8,971,900	7,072,284		9/15/14	$110,628	$—
Swedish Krona	BZWS	Buy	19,347,000	2,134,865	EUR	9/15/14	—	(37,704)
Swedish Krona	DBAB	Buy	691,813,920	78,165,765	EUR	9/15/14	—	(3,748,658)
Swedish Krona	MSCO	Buy	40,991,800	4,524,841	EUR	9/15/14	—	(81,934)
Swedish Krona	MSCO	Buy	16,930,700	1,865,786	EUR	9/16/14	—	(29,797)
Swedish Krona	DBAB	Buy	683,751,750	77,034,296	EUR	9/17/14	—	(3,416,884)
Japanese Yen	BZWS	Sell	240,903,916	2,447,216		9/18/14	131,700	—
Malaysian Ringgit	DBAB	Buy	41,150,164	12,411,076		9/18/14	629,974	—
Swedish Krona	DBAB	Buy	4,627,500	520,745	EUR	9/18/14	—	(22,332)
Swedish Krona	MSCO	Buy	11,741,000	1,301,858	EUR	9/18/14	—	(31,183)
Euro	BZWS	Sell	341,006	455,584		9/19/14	7,501	—
Singapore Dollar	HSBK	Buy	9,257,000	7,312,006		9/19/14	99,141	—
South Korean Won	CITI	Buy	35,659,300,000	33,082,197		9/19/14	2,044,927	—
Swedish Krona	BZWS	Buy	32,000,000	3,617,536	EUR	9/22/14	—	(176,254)
Euro	DBAB	Sell	8,113,820	11,008,993		9/23/14	347,171	—
Hungarian Forint	JPHQ	Buy	2,646,283,000	8,729,286	EUR	9/23/14	—	(434,997)
Indian Rupee	JPHQ	Buy	68,690,000	1,128,150		9/23/14	1,403	—
Malaysian Ringgit	HSBK	Buy	7,500,000	2,251,576		9/24/14	124,388	—
Swedish Krona	MSCO	Buy	29,176,960	3,206,894	EUR	9/24/14	—	(40,539)
Hungarian Forint	JPHQ	Buy	2,118,389,000	6,917,414	EUR	9/25/14	—	(256,175)
Swedish Krona	UBSW	Buy	10,150,000	1,111,354	EUR	9/25/14	—	(8,529)
Euro	CITI	Sell	1,573,442	2,166,047		9/26/14	98,459	—
Euro	DBAB	Sell	3,032,100	4,091,592		9/26/14	107,247	—
Indian Rupee	DBAB	Buy	426,079,000	6,990,632		9/26/14	11,872	—
Malaysian Ringgit	DBAB	Buy	10,571,500	3,234,358		9/26/14	114,225	—
Malaysian Ringgit	HSBK	Buy	10,963,000	3,352,087		9/26/14	120,506	—
Polish Zloty	DBAB	Buy	5,265,800	1,241,993	EUR	9/26/14	8,416	—
South Korean Won	HSBK	Buy	3,301,000,000	3,020,128		9/26/14	230,487	—
Japanese Yen	JPHQ	Sell	241,286,602	2,455,718		9/29/14	136,328	—
Euro	DBAB	Sell	770,715	1,040,750		9/30/14	27,963	—
Indian Rupee	DBAB	Buy	1,220,372,433	20,003,876		9/30/14	39,688	—
Indian Rupee	JPHQ	Buy	68,690,000	1,134,434		9/30/14	—	(6,260)
Japanese Yen	JPHQ	Sell	14,763,000	149,722		9/30/14	7,811	—
Mexican Peso	HSBK	Buy	29,828,560	2,275,860		9/30/14	—	(289)
Swedish Krona	DBAB	Buy	57,436,125	6,241,836	EUR	9/30/14	13,157	—
Swedish Krona	MSCO	Buy	45,869,704	4,981,884	EUR	10/01/14	14,358	—
Swedish Krona	UBSW	Buy	2,171,000	235,699	EUR	10/01/14	801	—
Mexican Peso	CITI	Buy	30,255,700	2,305,284		10/02/14	2,571	—
Malaysian Ringgit	DBAB	Buy	19,420,800	5,871,391		10/03/14	277,643	—
Euro	JPHQ	Sell	1,950,000	2,659,342		10/07/14	96,735	—
Indian Rupee	CITI	Buy	42,980,000	708,072		10/07/14	—	(2,812)
Indian Rupee	DBAB	Buy	137,306,550	2,251,256		10/07/14	1,814	—
Indian Rupee	HSBK	Buy	143,032,000	2,363,677		10/07/14	—	(16,658)
Euro	DBAB	Sell	2,719,240	3,689,737		10/08/14	116,201	—
Euro	DBAB	Sell	32,410,000	44,025,096		10/09/14	1,432,628	—
Euro	GSCO	Sell	645,000	876,265		10/09/14	28,621	—
Chilean Peso	MSCO	Buy	195,220,000	350,642		10/10/14	—	(19,222)
Euro	JPHQ	Sell	643,000	870,259		10/14/14	25,212	—
Mexican Peso	DBAB	Buy	814,798,000	60,177,105		10/14/14	1,925,660	—
South Korean Won	JPHQ	Buy	22,871,824,720	20,946,813		10/14/14	1,557,147	—
Chilean Peso	DBAB	Buy	3,165,540,000	6,071,697		10/15/14	—	(699,835)
Euro	DBAB	Sell	10,678,448	14,439,183		10/15/14	405,188	—
Indian Rupee	DBAB	Buy	911,000	14,945		10/15/14	—	(12)

franklintempleton.com							Annual Report | 35

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Swedish Krona	BZWS	Buy	1,208,500	130,476	EUR	10/16/14	$1,377	$—
Indian Rupee	DBAB	Buy	1,953,000	32,027		10/17/14	—	(22)
Japanese Yen	JPHQ	Sell	1,812,355,000	17,438,060		10/17/14	14,251	—
Euro	DBAB	Sell	4,903,000	6,634,985		10/20/14	191,047	—
Euro	HSBK	Sell	512,000	695,311		10/20/14	22,398	—
Indian Rupee	DBAB	Buy	874,775,000	14,142,166		10/20/14	187,602	—
Japanese Yen	JPHQ	Sell	3,423,100,000	34,872,657		10/20/14	1,962,551	—
Malaysian Ringgit	JPHQ	Buy	7,017,150	2,169,531		10/20/14	49,976	—
Euro	DBAB	Sell	13,110,000	17,938,413		10/21/14	708,013	—
Indian Rupee	JPHQ	Buy	1,288,000	21,097		10/21/14	—	(1)
Indian Rupee	DBAB	Buy	451,000	7,386		10/22/14	—	—
Indian Rupee	JPHQ	Buy	2,423,000	39,682		10/22/14	—	(1)
Japanese Yen	BZWS	Sell	1,015,610,000	10,414,377		10/22/14	650,029	—
Malaysian Ringgit	HSBK	Buy	1,407,000	438,700		10/22/14	6,277	—
Swedish Krona	MSCO	Buy	108,406,800	11,733,163	EUR	10/22/14	84,529	—
Swedish Krona	MSCO	Buy	19,580,000	2,111,085	EUR	10/23/14	25,902	—
Chilean Peso	CITI	Buy	178,639,000	342,877		10/24/14	—	(39,954)
Euro	DBAB	Sell	8,888,599	12,275,066		10/24/14	592,569	—
Malaysian Ringgit	DBAB	Buy	968,000	300,574		10/24/14	5,528	—
Malaysian Ringgit	HSBK	Buy	645,008	199,200		10/24/14	4,766	—
Swedish Krona	MSCO	Buy	19,580,000	2,119,633	EUR	10/24/14	14,641	—
Chilean Peso	BZWS	Buy	1,124,481,000	2,151,293		10/27/14	—	(244,946)
Euro	BZWS	Sell	10,045,933	13,890,631		10/27/14	686,726	—
Swedish Krona	DBAB	Buy	9,420,000	1,024,013	EUR	10/27/14	1,418	—
Chilean Peso	DBAB	Buy	2,211,366,000	4,210,522		10/29/14	—	(462,210)
Euro	DBAB	Sell	2,310,730	3,188,692		10/29/14	151,530	—
Euro	GSCO	Sell	4,280,000	5,905,544		10/29/14	280,027	—
Swedish Krona	DBAB	Buy	1,208,500	131,793	EUR	10/29/14	—	(375)
Indian Rupee	DBAB	Buy	390,749,733	6,424,163		10/30/14	—	(32,122)
Indian Rupee	HSBK	Buy	52,129,000	857,317		10/30/14	—	(4,570)
Swedish Krona	BZWS	Buy	112,249,300	12,244,866	EUR	10/30/14	—	(39,611)
Swedish Krona	DBAB	Buy	9,800,000	1,068,761	EUR	10/30/14	—	(3,083)
Chilean Peso	DBAB	Buy	99,995,800	189,684		10/31/14	—	(20,220)
Euro	DBAB	Sell	6,331,805	8,744,286		10/31/14	421,804	—
Indian Rupee	DBAB	Buy	390,749,733	6,396,715		10/31/14	—	(5,754)
Indian Rupee	HSBK	Buy	216,500,000	3,544,764		10/31/14	—	(3,769)
Malaysian Ringgit	JPHQ	Buy	1,774,000	554,722		10/31/14	6,025	—
Polish Zloty	BZWS	Buy	622,000	146,167	EUR	10/31/14	1,236	—
Euro	DBAB	Sell	739,956	1,018,216		11/03/14	45,601	—
Indian Rupee	DBAB	Buy	39,167,000	642,082		11/03/14	—	(1,805)
Indian Rupee	HSBK	Buy	265,181,500	4,334,448		11/03/14	567	—
Euro	BZWS	Sell	2,833,959	3,832,646		11/05/14	107,567	—
Euro	DBAB	Sell	519,000	701,867		11/05/14	19,671	—
Japanese Yen	BZWS	Sell	619,000,000	6,312,462		11/05/14	360,649	—
Japanese Yen	CITI	Sell	619,900,000	6,323,316		11/05/14	362,850	—
Japanese Yen	SCNY	Sell	1,239,900,000	12,676,618		11/05/14	754,723	—
Euro	CITI	Sell	41,479,000	55,860,806		11/07/14	1,338,161	—
Indian Rupee	CITI	Buy	42,565,000	690,665		11/07/14	4,690	—
Indian Rupee	HSBK	Buy	94,500,000	1,526,944		11/07/14	16,838	—
Indian Rupee	JPHQ	Buy	22,900,000	375,903		11/07/14	—	(1,801)
Euro	DBAB	Sell	6,596,000	8,929,995		11/10/14	259,592	—
Japanese Yen	CITI	Sell	207,713,767	2,112,845		11/10/14	115,569	—
Euro	JPHQ	Sell	8,837,922	11,784,839		11/12/14	167,265	—

36 | Annual Report							franklintempleton.com

						TEMPLETON INCOME TRUST
						STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Indian Rupee	DBAB	Buy	93,191,125	1,489,687		11/12/14	$31,428	$—
Indian Rupee	HSBK	Buy	47,584,000	760,705		11/12/14	15,986	—
Japanese Yen	CITI	Sell	5,501,962,400	55,675,374		11/12/14	2,770,453	—
Japanese Yen	HSBK	Sell	85,634,000	868,499		11/12/14	45,073	—
Mexican Peso	CITI	Buy	21,221,000	1,569,020		11/12/14	45,493	—
Swedish Krona	MSCO	Buy	25,050,000	2,710,540	EUR	11/12/14	19,762	—
Swedish Krona	UBSW	Buy	34,227,848	3,697,630	EUR	11/12/14	34,891	—
Indian Rupee	HSBK	Buy	620,000	10,001		11/13/14	118	—
Japanese Yen	JPHQ	Sell	2,417,114,000	24,442,451		11/13/14	1,200,188	—
Chilean Peso	MSCO	Buy	30,083,099,400	55,427,175		11/14/14	—	(4,509,107)
Euro	BZWS	Sell	31,079,000	41,791,931		11/14/14	937,517	—
Euro	DBAB	Sell	2,100,000	2,826,432		11/14/14	65,910	—
Indian Rupee	JPHQ	Buy	68,690,000	1,122,826		11/14/14	—	(2,009)
Japanese Yen	DBAB	Sell	2,783,555,000	28,018,229		11/14/14	1,252,201	—
Japanese Yen	MSCO	Sell	13,000,000	130,832		11/14/14	5,827	—
Chilean Peso	CITI	Buy	25,880,400,000	47,626,794		11/17/14	—	(3,833,955)
Euro	DBAB	Sell	10,012,106	13,458,473		11/17/14	296,913	—
Euro	MSCO	Sell	6,632,830	8,926,363		11/17/14	207,079	—
Japanese Yen	CITI	Sell	266,734,000	2,693,739		11/17/14	128,835	—
Japanese Yen	SCNY	Sell	206,868,600	2,087,094		11/17/14	97,854	—
Euro	DBAB	Sell	8,120,000	10,942,674		11/18/14	268,328	—
Swedish Krona	DBAB	Buy	328,300,000	35,783,186	EUR	11/18/14	—	(84,519)
Euro	DBAB	Sell	9,892,999	13,324,880		11/19/14	319,694	—
Indian Rupee	JPHQ	Buy	255,272,000	4,106,640		11/19/14	55,133	—
Japanese Yen	CITI	Sell	121,737,000	1,218,613		11/19/14	47,980	—
Japanese Yen	DBAB	Sell	98,350,000	983,894		11/19/14	38,152	—
Malaysian Ringgit	DBAB	Buy	3,178,320	975,334		11/19/14	28,222	—
Malaysian Ringgit	JPHQ	Buy	35,805,300	10,987,940		11/19/14	317,593	—
Euro	DBAB	Sell	7,368,000	9,971,483		11/20/14	285,548	—
Euro	JPHQ	Sell	18,445,006	24,967,046		11/20/14	719,336	—
Japanese Yen	CITI	Sell	136,747,000	1,372,135		11/20/14	57,156	—
Japanese Yen	HSBK	Sell	25,664,000	257,384		11/20/14	10,595	—
Japanese Yen	JPHQ	Sell	88,344,000	885,828		11/20/14	36,300	—
Malaysian Ringgit	HSBK	Buy	8,066,000	2,477,273		11/20/14	69,424	—
Uruguayan Peso	CITI	Buy	53,200,000	2,265,758		11/20/14	—	(72,803)
Brazilian Real	HSBK	Buy	91,050,000	36,952,110		11/21/14	2,772,476	—
Indian Rupee	DBAB	Buy	871,067,000	14,142,764		11/21/14	53,706	—
Indian Rupee	HSBK	Buy	34,619,025	562,125		11/21/14	2,089	—
Indian Rupee	JPHQ	Buy	36,649,700	595,195		11/21/14	2,115	—
Swedish Krona	BZWS	Buy	87,396,350	9,544,681	EUR	11/21/14	—	(47,655)
Uruguayan Peso	CITI	Buy	53,300,000	2,266,156		11/25/14	—	(72,018)
Chilean Peso	DBAB	Buy	91,000,000	159,902		11/28/14	—	(6,068)
Euro	DBAB	Sell	7,361,600	9,974,968		11/28/14	296,856	—
Indian Rupee	DBAB	Buy	426,079,000	6,952,192		11/28/14	—	(16,322)
Malaysian Ringgit	JPHQ	Buy	59,741,580	18,435,755		11/28/14	417,967	—
Mexican Peso	CITI	Buy	47,447,900	3,608,205		11/28/14	—	(1,784)
Singapore Dollar	DBAB	Buy	6,586,000	5,244,549		11/28/14	28,168	—
Swedish Krona	BZWS	Buy	20,086,000	2,191,856	EUR	11/28/14	—	(8,810)
Chilean Peso	DBAB	Buy	91,000,000	159,621		12/01/14	—	(5,823)
Uruguayan Peso	CITI	Buy	79,460,000	3,397,178		12/01/14	—	(131,535)
Chilean Peso	DBAB	Buy	87,440,000	158,722		12/04/14	—	(10,975)
Euro	CITI	Sell	8,173,000	11,074,006		12/04/14	328,697	—
Euro	DBAB	Sell	8,035,000	10,885,507		12/04/14	321,630	—

franklintempleton.com							Annual Report | 37

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Euro	CITI	Sell	7,059,000	9,597,769		12/05/14	$317,004	$—
Euro	DBAB	Sell	183,617	248,930		12/08/14	7,515	—
Chilean Peso	DBAB	Buy	166,450,000	300,343		12/09/14	—	(19,199)
Euro	HSBK	Sell	7,767	10,602		12/09/14	390	—
Euro	SCNY	Sell	3,227,500	4,409,185		12/09/14	165,730	—
Euro	DBAB	Sell	4,002,875	5,556,071		12/12/14	293,053	—
Euro	CITI	Sell	24,838,000	34,283,891		12/15/14	1,625,939	—
Euro	JPHQ	Sell	455,000	627,597		12/15/14	29,346	—
Malaysian Ringgit	DBAB	Buy	8,400,000	2,574,121		12/15/14	74,134	—
Polish Zloty	DBAB	Buy	15,880,000	3,710,801	EUR	12/15/14	46,501	—
Singapore Dollar	DBAB	Buy	9,800,000	7,857,916		12/15/14	—	(11,959)
Mexican Peso	CITI	Buy	197,663,500	14,894,394		12/16/14	112,053	—
Euro	DBAB	Sell	552,375	759,405		12/17/14	33,111	—
Euro	DBAB	Sell	95,558	131,407		12/18/14	5,761	—
Mexican Peso	CITI	Buy	94,764,220	7,118,172		12/18/14	75,314	—
Malaysian Ringgit	JPHQ	Buy	3,824,153	1,157,887		12/19/14	47,461	—
Singapore Dollar	JPHQ	Buy	5,777,000	4,613,480		12/19/14	11,649	—
Japanese Yen	DBAB	Sell	7,430,160,000	72,440,954		12/22/14	969,552	—
Japanese Yen	HSBK	Sell	7,441,570,000	72,440,959		12/22/14	859,804	—
Singapore Dollar	HSBK	Buy	6,967,000	5,560,255		12/22/14	17,617	—
Malaysian Ringgit	HSBK	Buy	6,027,114	1,821,981		12/23/14	77,273	—
Singapore Dollar	DBAB	Buy	8,718,400	6,979,131		12/23/14	942	—
Japanese Yen	BZWS	Sell	3,208,950,000	30,946,044		12/26/14	77,567	—
Japanese Yen	CITI	Sell	5,005,980,000	48,275,816		12/26/14	120,819	—
Chilean Peso	DBAB	Buy	125,650,000	228,975		1/07/15	—	(17,212)
Euro	DBAB	Sell	22,892,843	31,224,235		1/07/15	1,118,793	—
Japanese Yen	DBAB	Sell	95,091,000	913,107		1/07/15	—	(1,734)
Japanese Yen	GSCO	Sell	1,641,201,000	15,824,753		1/08/15	35,089	—
Malaysian Ringgit	DBAB	Buy	12,301,000	3,666,140		1/08/15	206,442	—
Malaysian Ringgit	JPHQ	Buy	47,636,700	14,216,515		1/08/15	780,399	—
Euro	DBAB	Buy	654,663	890,014		1/09/15	—	(29,081)
Euro	DBAB	Sell	9,567,290	13,060,978		1/09/15	479,243	—
Malaysian Ringgit	JPHQ	Buy	25,616,000	7,650,221		1/09/15	413,690	—
Chilean Peso	DBAB	Buy	176,530,000	321,051		1/12/15	—	(23,651)
Chilean Peso	MSCO	Buy	198,000,000	358,988		1/12/15	—	(25,418)
Malaysian Ringgit	JPHQ	Buy	7,677,000	2,295,067		1/12/15	121,220	—
Mexican Peso	CITI	Buy	227,337,200	16,940,179		1/12/15	288,855	—
Euro	SCNY	Sell	1,738,694	2,362,903		1/13/15	76,317	—
Japanese Yen	CITI	Sell	83,690,000	800,172		1/13/15	—	(5,035)
Japanese Yen	HSBK	Sell	276,930,000	2,652,586		1/13/15	—	(11,840)
Japanese Yen	SCNY	Sell	251,020,000	2,402,565		1/14/15	—	(12,599)
Japanese Yen	BZWS	Sell	5,795,250,000	55,882,662		1/15/15	123,660	—
Japanese Yen	HSBK	Sell	218,790,000	2,103,750		1/15/15	—	(1,338)
Japanese Yen	JPHQ	Sell	3,767,300,000	36,323,754		1/15/15	76,674	—
Malaysian Ringgit	JPHQ	Buy	4,940,000	1,481,926		1/15/15	72,630	—
Euro	DBAB	Sell	186,978	255,824		1/16/15	9,920	—
Japanese Yen	DBAB	Sell	2,079,900,000	20,121,509		1/16/15	109,541	—
Japanese Yen	SCNY	Sell	240,140,000	2,324,179		1/16/15	13,648	—
Malaysian Ringgit	JPHQ	Buy	496,000	149,447		1/16/15	6,629	—
Japanese Yen	HSBK	Sell	126,059,100	1,209,780		1/20/15	—	(3,161)
Japanese Yen	JPHQ	Sell	1,812,355,000	17,456,872		1/20/15	18,388	—
Euro	BZWS	Sell	8,655,000	11,796,765		1/21/15	413,764	—
Malaysian Ringgit	HSBK	Buy	1,124,388	332,512		1/23/15	21,151	—

38 | Annual Report							franklintempleton.com

						TEMPLETON INCOME TRUST
						STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Euro	DBAB	Sell	23,329,245	31,662,451		1/26/15	$978,856	$—
Singapore Dollar	JPHQ	Buy	5,820,000	4,691,657		1/26/15	—	(31,932)
Euro	BZWS	Sell	3,358,633	4,589,018		1/27/15	171,571	—
Japanese Yen	GSCO	Sell	183,530,000	1,775,381		1/27/15	9,326	—
Japanese Yen	DBAB	Sell	174,474,569	1,708,860		1/28/15	29,925	—
Japanese Yen	HSBK	Sell	225,900,265	2,207,437		1/28/15	33,643	—
Euro	CITI	Sell	137,500	187,987		1/29/15	7,137	—
Euro	DBAB	Sell	66,152,706	90,413,497		1/30/15	3,404,158	—
Singapore Dollar	BZWS	Buy	12,928,975	10,428,191		2/02/15	—	(76,667)
Euro	DBAB	Sell	53,270,000	72,204,822		2/03/15	2,137,802	—
Chilean Peso	DBAB	Buy	245,840,000	433,733		2/04/15	—	(20,288)
Chilean Peso	DBAB	Buy	372,800,000	656,882		2/05/15	—	(29,968)
Malaysian Ringgit	DBAB	Buy	4,886,300	1,432,722		2/05/15	103,018	—
Japanese Yen	JPHQ	Sell	4,453,400,000	44,106,782		2/06/15	1,248,557	—
Japanese Yen	SCNY	Sell	4,454,700,000	44,107,032		2/06/15	1,236,297	—
Chilean Peso	BZWS	Buy	265,850,000	458,995		2/09/15	—	(12,068)
Chilean Peso	DBAB	Buy	386,110,000	667,433		2/09/15	—	(18,333)
Euro	DBAB	Sell	5,177,000	7,153,453		2/09/15	343,750	—
Euro	GSCO	Sell	10,269,000	14,312,316		2/09/15	804,718	—
Japanese Yen	BZWS	Sell	4,455,270,000	44,106,999		2/09/15	1,229,436	—
Japanese Yen	JPHQ	Sell	4,464,960,000	44,107,039		2/09/15	1,136,220	—
Malaysian Ringgit	HSBK	Buy	24,550,000	7,607,921		2/09/15	106,194	—
Singapore Dollar	HSBK	Buy	5,044,000	4,048,154		2/09/15	—	(9,672)
Chilean Peso	BZWS	Buy	169,400,000	291,416		2/10/15	—	(6,654)
Japanese Yen	CITI	Sell	618,845,000	6,095,314		2/10/15	139,481	—
Mexican Peso	CITI	Buy	54,828,000	4,028,212		2/10/15	119,198	—
Polish Zloty	DBAB	Buy	59,680,407	13,961,962	EUR	2/10/15	96,771	—
Swedish Krona	BZWS	Buy	50,100,000	5,636,814	EUR	2/10/15	—	(249,868)
Euro	BZWS	Sell	344,000	467,737		2/11/15	15,241	—
Mexican Peso	MSCO	Buy	14,773,000	1,098,609		2/11/15	18,807	—
Chilean Peso	MSCO	Buy	298,320,000	518,277		2/12/15	—	(16,877)
Japanese Yen	GSCO	Sell	233,392,000	2,285,871		2/12/15	39,634	—
Japanese Yen	HSBK	Sell	2,845,000,000	27,913,366		2/12/15	532,200	—
Japanese Yen	JPHQ	Sell	2,843,509,000	27,931,485		2/12/15	564,670	—
Malaysian Ringgit	DBAB	Buy	23,459,000	6,922,407		2/12/15	447,581	—
Mexican Peso	MSCO	Buy	104,174,000	7,617,843		2/12/15	261,277	—
Singapore Dollar	BZWS	Buy	22,731,726	18,150,532		2/12/15	49,693	—
Singapore Dollar	DBAB	Buy	10,048,000	8,012,759		2/12/15	32,202	—
South Korean Won	DBAB	Buy	4,814,000,000	4,427,074		2/12/15	285,829	—
Euro	SCNY	Sell	1,757,000	2,403,963		2/13/15	92,779	—
Japanese Yen	CITI	Sell	3,768,690,000	36,976,943		2/13/15	705,519	—
Japanese Yen	JPHQ	Sell	1,887,190,000	18,475,779		2/13/15	312,686	—
Mexican Peso	CITI	Buy	56,273,000	4,110,519		2/13/15	145,371	—
Singapore Dollar	DBAB	Buy	2,650,000	2,121,528		2/13/15	205	—
South Korean Won	HSBK	Buy	4,771,000,000	4,383,096		2/13/15	287,517	—
Chilean Peso	DBAB	Buy	111,050,000	193,265		2/17/15	—	(6,689)
Japanese Yen	CITI	Sell	1,882,140,000	18,445,120		2/17/15	329,874	—
Malaysian Ringgit	HSBK	Buy	63,130,000	18,626,265		2/17/15	1,201,065	—
Mexican Peso	MSCO	Buy	55,482,640	4,120,451		2/17/15	74,578	—
Singapore Dollar	BZWS	Buy	4,267,000	3,419,208		2/17/15	—	(2,805)
Singapore Dollar	DBAB	Buy	4,645,000	3,716,595		2/17/15	2,456	—
Singapore Dollar	HSBK	Buy	3,202,500	2,563,477		2/17/15	627	—
Chilean Peso	DBAB	Buy	99,300,000	169,932		2/18/15	—	(3,110)

franklintempleton.com							Annual Report	| 39

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Japanese Yen	GSCO	Sell	1,915,697,570	18,872,056		2/18/15	$433,633	$—
Japanese Yen	JPHQ	Sell	1,935,480,000	19,060,694		2/18/15	431,866	—
Malaysian Ringgit	HSBK	Buy	194,568,387	57,578,240		2/18/15	3,526,510	—
Singapore Dollar	HSBK	Buy	3,202,500	2,533,623		2/18/15	30,483	—
Euro	JPHQ	Sell	164,000	224,912		2/19/15	9,175	—
Chilean Peso	JPHQ	Buy	145,269,900	248,963		2/20/15	—	(4,949)
Euro	BZWS	Sell	8,514,000	11,698,832		2/20/15	498,819	—
Chilean Peso	MSCO	Buy	146,640,000	256,723		2/23/15	—	(10,463)
Euro	DBAB	Sell	40,108,000	55,186,603		2/23/15	2,424,096	—
Malaysian Ringgit	JPHQ	Buy	142,030,440	42,269,672		2/23/15	2,322,161	—
Singapore Dollar	DBAB	Buy	3,202,500	2,564,411		2/23/15	—	(292)
Chilean Peso	JPHQ	Buy	206,400,000	361,598		2/24/15	—	(15,007)
Japanese Yen	HSBK	Sell	199,040,000	1,950,952		2/24/15	35,089	—
Chilean Peso	MSCO	Buy	317,000,000	552,891		2/25/15	—	(20,619)
Japanese Yen	BZWS	Sell	943,870,000	9,215,231		2/25/15	129,900	—
Japanese Yen	JPHQ	Sell	199,200,000	1,944,154		2/25/15	26,732	—
Malaysian Ringgit	DBAB	Buy	3,552,000	1,055,949		2/25/15	59,104	—
Chilean Peso	DBAB	Buy	108,310,000	188,562		2/26/15	—	(6,712)
Euro	BZWS	Sell	1,267,962	1,740,468		2/26/15	72,409	—
Japanese Yen	BZWS	Sell	1,924,820,000	18,821,516		2/26/15	293,720	—
Japanese Yen	SCNY	Sell	90,565,000	886,345		2/26/15	14,591	—
Malaysian Ringgit	HSBK	Buy	7,929,900	2,481,894		2/26/15	7,327	—
Euro	BOFA	Sell	1,034,213	1,414,079		2/27/15	53,513	—
Euro	DBAB	Sell	4,886,000	6,697,240		2/27/15	269,430	—
Euro	JPHQ	Sell	20,456,395	28,082,539		2/27/15	1,170,989	—
Japanese Yen	BZWS	Sell	3,288,665,160	32,216,232		2/27/15	560,062	—
Japanese Yen	DBAB	Sell	2,461,820,000	24,152,065		2/27/15	454,976	—
Malaysian Ringgit	HSBK	Buy	13,536,800	4,055,120		2/27/15	193,864	—
Mexican Peso	CITI	Buy	17,253,800	1,303,157		2/27/15	547	—
Mexican Peso	MSCO	Buy	13,563,500	993,954		2/27/15	30,909	—
Polish Zloty	DBAB	Buy	44,242,749	10,374,819	EUR	2/27/15	38,196	(11,042)
Singapore Dollar	DBAB	Buy	13,944,000	11,140,940		2/27/15	23,541	—
Swedish Krona	GSCO	Buy	20,086,000	2,241,241	EUR	3/02/15	—	(76,166)
Chilean Peso	DBAB	Buy	39,500,000	68,174		3/03/15	—	(1,877)
Japanese Yen	JPHQ	Sell	601,100,000	5,903,129		3/03/15	116,765	—
Polish Zloty	DBAB	Buy	14,078,000	3,303,532	EUR	3/03/15	4,778	—
Uruguayan Peso	CITI	Buy	45,000,000	1,789,976		3/03/15	12,908	—
Japanese Yen	HSBK	Sell	284,000,000	2,782,950		3/04/15	49,051	—
South Korean Won	JPHQ	Buy	10,406,210,000	10,188,183		3/04/15	—	(8,000)
Euro	DBAB	Sell	51,989,000	71,626,695		3/05/15	3,228,030	—
Japanese Yen	GSCO	Sell	11,008,384,000	108,800,000		3/05/15	2,827,603	—
Polish Zloty	DBAB	Buy	18,098,270	4,218,219	EUR	3/05/15	43,349	—
Singapore Dollar	MSCO	Buy	5,055,000	3,987,536		3/05/15	59,868	—
British Pound	DBAB	Buy	616,532	1,041,365		3/09/15	—	(20,154)
British Pound	DBAB	Sell	3,021,775	5,068,675		3/09/15	63,470	—
Euro	BZWS	Sell	10,259,560	14,092,276		3/09/15	593,867	—
Euro	DBAB	Sell	5,469,373	7,558,078		3/09/15	362,074	—
Euro	HSBK	Sell	427,000	587,023		3/09/15	25,223	—
Japanese Yen	BZWS	Sell	2,532,491,700	24,765,586		3/09/15	385,371	—
Japanese Yen	MSCO	Sell	91,664,560	896,475		3/09/15	14,023	—
Euro	CITI	Sell	15,709,005	21,741,656		3/10/15	1,073,250	—
Euro	MSCO	Sell	1,211,000	1,677,205		3/10/15	83,887	—
Ghanaian Cedi	BZWS	Buy	3,180,000	1,025,806		3/10/15	—	(255,084)

40 | Annual Report							franklintempleton.com

						TEMPLETON INCOME TRUST
						STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Malaysian Ringgit	HSBK	Buy	124,263,688	37,441,227		3/11/15	$1,534,438	$—
Singapore Dollar	CITI	Buy	47,913,020	37,938,887		3/11/15	424,177	—
Malaysian Ringgit	JPHQ	Buy	31,579,530	9,443,075		3/12/15	461,329	—
Polish Zloty	DBAB	Buy	230,476,746	53,801,939	EUR	3/12/15	416,597	—
South Korean Won	HSBK	Buy	11,313,150,000	10,448,051		3/12/15	616,866	—
Mexican Peso	CITI	Buy	63,796,400	4,808,291		3/13/15	7,620	—
Polish Zloty	DBAB	Buy	7,949,300	1,845,670	EUR	3/13/15	27,398	—
Euro	DBAB	Sell	75,790,000	105,119,972		3/16/15	5,396,647	—
Euro	JPHQ	Sell	31,220,000	43,265,613		3/16/15	2,186,813	—
Japanese Yen	CITI	Sell	9,546,876,430	93,168,436		3/16/15	1,253,441	—
Malaysian Ringgit	DBAB	Buy	563,206,240	168,171,466		3/16/15	8,425,641	—
Malaysian Ringgit	HSBK	Buy	36,500,000	11,190,827		3/16/15	253,994	—
Polish Zloty	JPHQ	Buy	352,645,568	81,612,027	EUR	3/16/15	1,548,166	—
Euro	BZWS	Sell	1,054,943	1,471,118		3/17/15	83,026	—
Euro	CITI	Sell	113,350,770	158,158,329		3/17/15	9,011,596	—
Euro	JPHQ	Sell	27,462,000	38,309,490		3/17/15	2,175,041	—
Japanese Yen	BZWS	Sell	8,582,643,860	83,896,812		3/17/15	1,264,246	—
Japanese Yen	CITI	Sell	241,795,083	2,363,080		3/17/15	35,109	—
Mexican Peso	CITI	Buy	53,831,500	3,943,266		3/17/15	119,306	—
Polish Zloty	BZWS	Buy	7,593,347	1,756,296	EUR	3/17/15	34,556	—
Polish Zloty	DBAB	Buy	22,045,960	5,107,014	EUR	3/17/15	89,914	—
Polish Zloty	JPHQ	Buy	365,237,029	84,555,395	EUR	3/17/15	1,559,197	—
Euro	DBAB	Sell	2,334,000	3,241,576		3/18/15	170,472	—
Singapore Dollar	DBAB	Buy	7,150,000	5,649,383		3/18/15	75,555	—
Hungarian Forint	DBAB	Buy	5,376,462,700	16,848,833	EUR	3/19/15	112,713	—
Hungarian Forint	JPHQ	Buy	1,611,347,720	5,050,455	EUR	3/19/15	32,739	—
Malaysian Ringgit	DBAB	Buy	58,684,300	17,545,460		3/19/15	852,013	—
Malaysian Ringgit	HSBK	Buy	51,780,000	15,470,571		3/19/15	762,411	—
Polish Zloty	DBAB	Buy	8,845,690	2,049,701	EUR	3/19/15	35,055	—
Chilean Peso	JPHQ	Buy	122,700,000	208,142		3/20/15	—	(2,444)
Hungarian Forint	JPHQ	Buy	5,377,186,000	16,910,985	EUR	3/20/15	32,830	—
Malaysian Ringgit	HSBK	Buy	4,196,000	1,259,379		3/20/15	55,982	—
Euro	BZWS	Sell	762,348	1,061,570		3/23/15	58,412	—
Euro	DBAB	Sell	11,411,000	15,884,112		3/23/15	868,621	—
Malaysian Ringgit	HSBK	Buy	11,185,200	3,344,356		3/23/15	161,334	—
Polish Zloty	BZWS	Buy	10,009,200	2,328,533	EUR	3/23/15	26,908	—
Mexican Peso	CITI	Buy	157,237,800	11,502,399		3/24/15	358,450	—
Japanese Yen	BZWS	Sell	735,719,080	7,210,105		3/25/15	126,035	—
Euro	DBAB	Sell	543,750	748,825		3/26/15	33,294	—
Malaysian Ringgit	DBAB	Buy	7,644,500	2,269,745		3/26/15	125,771	—
Malaysian Ringgit	HSBK	Buy	7,284,000	2,161,809		3/26/15	120,738	—
Uruguayan Peso	CITI	Buy	67,900,000	2,684,856		3/26/15	16,825	—
Euro	DBAB	Sell	369,873	509,130		3/31/15	22,383	—
Malaysian Ringgit	HSBK	Buy	25,370,000	7,555,542		3/31/15	392,082	—
Polish Zloty	DBAB	Buy	313,000	73,199	EUR	3/31/15	299	—
Serbian Dinar	DBAB	Buy	904,845,548	7,273,678	EUR	3/31/15	128,737	—
Euro	BZWS	Sell	1,763,676	2,431,139		4/02/15	110,119	—
Euro	DBAB	Sell	1,124,643	1,552,626		4/07/15	72,506	—
Polish Zloty	DBAB	Buy	14,796,480	3,464,001	EUR	4/07/15	7,723	—
Euro	HSBK	Sell	2,107,000	2,904,868		4/10/15	131,803	—
Malaysian Ringgit	HSBK	Buy	16,260,000	4,882,150		4/10/15	208,479	—
Euro	DBAB	Sell	5,047,127	6,966,398		4/13/15	323,570	—
Euro	SCNY	Sell	1,054,000	1,456,870		4/13/15	69,637	—

franklintempleton.com							Annual Report	| 41

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Euro	JPHQ	Sell	3,371,000	4,672,375		4/14/15	$235,553	$—
Euro	DBAB	Sell	82,000	113,750		4/15/15	5,823	—
Japanese Yen	CITI	Sell	271,000,000	2,677,165		4/15/15	67,127	—
South Korean Won	JPHQ	Buy	11,328,005,920	10,751,714		4/15/15	317,080	—
Chilean Peso	MSCO	Buy	174,920,000	308,501		4/16/15	—	(15,804)
Euro	HSBK	Sell	3,919,180	5,442,213		4/16/15	283,786	—
Japanese Yen	BZWS	Sell	813,310,000	8,004,389		4/17/15	171,107	—
Japanese Yen	JPHQ	Sell	488,670,000	4,792,621		4/21/15	85,843	—
Euro	BZWS	Sell	1,737,194	2,397,472		4/22/15	110,836	—
Euro	JPHQ	Sell	481,591	666,255		4/22/15	32,346	—
Japanese Yen	JPHQ	Sell	781,110,000	7,662,261		4/22/15	138,668	—
Swedish Krona	DBAB	Buy	195,715,395	21,383,818	EUR	4/22/15	—	(158,794)
Chilean Peso	JPHQ	Buy	110,826,000	191,658		4/28/15	—	(6,364)
Euro	BZWS	Sell	9,766,340	13,540,640		4/30/15	684,343	—
Euro	SCNY	Sell	2,285,000	3,162,120		4/30/15	154,172	—
Uruguayan Peso	CITI	Buy	412,400,000	16,242,615		4/30/15	—	(3,198)
Euro	BZWS	Sell	1,144,918	1,586,696		5/05/15	79,462	—
British Pound	DBAB	Sell	1,178,293	2,014,057		5/07/15	64,050	—
Euro	BZWS	Sell	6,319,000	8,769,445		5/07/15	450,593	—
Euro	DBAB	Sell	3,012,797	4,013,600		5/07/15	47,306	—
Euro	GSCO	Sell	15,008,000	20,833,205		5/07/15	1,075,437	—
Chilean Peso	MSCO	Buy	101,000,000	172,384		5/11/15	—	(3,670)
Japanese Yen	CITI	Sell	618,846,000	6,110,732		5/12/15	148,658	—
Euro	GSCO	Sell	11,495,000	15,838,317		5/13/15	704,426	—
Euro	SCNY	Sell	3,160,000	4,346,817		5/13/15	186,478	—
Japanese Yen	GSCO	Sell	827,501,000	8,151,916		5/13/15	179,529	—
Japanese Yen	SCNY	Sell	618,542,000	6,098,817		5/13/15	139,602	—
Euro	GSCO	Sell	7,665,000	10,558,078		5/14/15	466,520	—
Japanese Yen	CITI	Sell	618,542,000	6,085,077		5/14/15	125,793	—
Singapore Dollar	DBAB	Buy	4,645,000	3,725,986		5/14/15	—	(6,429)
Euro	BZWS	Sell	8,514,000	11,687,338		5/18/15	477,549	—
Japanese Yen	BOFA	Sell	1,434,111,250	14,125,000		5/18/15	307,544	—
Japanese Yen	BOFA	Sell	1,430,815,375	14,135,000		5/19/15	349,138	—
Japanese Yen	BZWS	Sell	1,434,702,500	14,135,000		5/19/15	311,686	—
Japanese Yen	CITI	Sell	1,433,004,900	14,135,000		5/19/15	328,042	—
Japanese Yen	HSBK	Sell	1,435,854,500	14,135,000		5/19/15	300,586	—
Singapore Dollar	DBAB	Buy	11,300,200	9,044,863		5/19/15	4,024	—
Euro	GSCO	Sell	15,810,277	21,704,506		5/21/15	887,583	—
Euro	BZWS	Sell	6,311,000	8,653,170		5/22/15	343,578	—
Malaysian Ringgit	HSBK	Buy	1,935,400	589,181		5/22/15	15,194	—
Euro	JPHQ	Sell	3,472,968	4,747,617		5/26/15	174,629	—
Mexican Peso	HSBK	Buy	26,270,786	1,975,841		5/26/15	—	(2,582)
Malaysian Ringgit	JPHQ	Buy	56,087,070	17,122,948		5/27/15	386,272	—
Polish Zloty	MSCO	Buy	9,266,000	2,171,040	EUR	5/27/15	—	(4,637)
Singapore Dollar	BZWS	Buy	7,817,000	6,250,425		5/27/15	9,306	—
Malaysian Ringgit	HSBK	Buy	7,970,400	2,428,889		5/28/15	59,158	—
Malaysian Ringgit	BOFA	Buy	9,317,000	2,835,190		5/29/15	73,044	—
Malaysian Ringgit	HSBK	Buy	15,000,000	4,562,738		5/29/15	119,402	—
Malaysian Ringgit	JPHQ	Buy	14,805,600	4,504,975		5/29/15	116,484	—
Mexican Peso	HSBK	Buy	23,487,206	1,775,406		5/29/15	—	(11,555)
Singapore Dollar	BZWS	Buy	48,715,265	38,826,226		5/29/15	184,466	—
Singapore Dollar	DBAB	Buy	6,586,000	5,246,764		5/29/15	27,239	—
South Korean Won	JPHQ	Buy	23,492,350,000	22,606,187		5/29/15	320,079	—

42 | Annual Report							franklintempleton.com

						TEMPLETON INCOME TRUST
						STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Euro	GSCO	Sell	52,151,000	70,961,083		6/01/15	$2,285,771	$—
Japanese Yen	GSCO	Sell	8,236,852,000	81,152,850		6/01/15	1,775,935	—
Malaysian Ringgit	DBAB	Buy	2,524,000	767,570		6/02/15	20,094	—
Japanese Yen	DBAB	Sell	6,912,259,000	68,126,579		6/03/15	1,512,100	—
Chilean Peso	BZWS	Buy	329,100,000	579,096		6/04/15	—	(30,307)
Japanese Yen	JPHQ	Sell	2,962,582,246	29,025,574		6/04/15	474,208	—
Chilean Peso	MSCO	Buy	222,700,000	390,188		6/05/15	—	(18,856)
Euro	BZWS	Sell	2,397,130	3,264,771		6/05/15	107,910	—
Euro	DBAB	Sell	7,466,000	10,181,608		6/08/15	348,943	—
Malaysian Ringgit	DBAB	Buy	1,294,000	391,587		6/08/15	12,089	—
Mexican Peso	CITI	Buy	162,809,640	12,224,965		6/08/15	—	(5,770)
Polish Zloty	DBAB	Buy	4,100,000	968,169	EUR	6/08/15	—	(12,720)
Euro	GSCO	Sell	7,506,700	10,238,013		6/09/15	351,599	—
Japanese Yen	CITI	Sell	2,026,500,000	19,841,969		6/09/15	310,168	—
Japanese Yen	HSBK	Sell	3,034,900,000	29,712,266		6/09/15	461,310	—
Mexican Peso	CITI	Buy	162,627,000	12,262,168		6/09/15	—	(57,433)
Singapore Dollar	DBAB	Buy	9,810,000	7,807,091		6/09/15	48,957	—
Singapore Dollar	GSCO	Buy	5,725,000	4,559,573		6/09/15	25,124	—
Japanese Yen	BZWS	Sell	3,257,620,000	31,903,827		6/10/15	505,685	—
Japanese Yen	CITI	Sell	4,387,300,000	42,902,544		6/10/15	616,131	—
Japanese Yen	HSBK	Sell	3,469,350,000	33,990,075		6/10/15	551,202	—
Japanese Yen	DBAB	Sell	1,148,800,000	11,247,308		6/11/15	174,550	—
Japanese Yen	JPHQ	Sell	3,214,350,000	31,463,264		6/11/15	481,615	—
Polish Zloty	CITI	Buy	281,000	67,167	EUR	6/11/15	—	(1,954)
Euro	GSCO	Sell	8,776,716	11,907,371		6/12/15	347,814	—
Mexican Peso	CITI	Buy	330,714,570	24,731,870		6/12/15	82,806	—
Polish Zloty	DBAB	Buy	1,438,000	343,313	EUR	6/12/15	—	(9,482)
Mexican Peso	CITI	Buy	142,131,300	10,640,960		6/15/15	21,678	—
Polish Zloty	DBAB	Buy	26,678,682	6,343,006	EUR	6/15/15	—	(142,437)
Japanese Yen	CITI	Sell	38,352,000	376,991		6/17/15	7,293	—
Japanese Yen	JPHQ	Sell	1,355,500,000	13,325,731		6/17/15	259,271	—
Malaysian Ringgit	DBAB	Buy	22,000,000	6,685,914		6/18/15	173,184	—
Chilean Peso	DBAB	Buy	1,500,450,000	2,593,915		6/19/15	—	(94,803)
Japanese Yen	DBAB	Sell	7,443,020,000	73,092,605		6/22/15	1,338,489	—
Mexican Peso	CITI	Buy	127,922,000	9,554,975		6/22/15	37,545	—
Malaysian Ringgit	DBAB	Buy	18,932,200	5,760,947		6/23/15	139,954	—
South Korean Won	DBAB	Buy	3,290,000,000	3,177,516		6/29/15	30,408	—
Japanese Yen	BZWS	Sell	260,566,000	2,571,523		6/30/15	59,185	—
Japanese Yen	MSCO	Sell	1,074,900,000	10,636,361		7/01/15	272,149	—
Philippine Peso	JPHQ	Buy	17,244,000	394,203		7/01/15	—	(1,019)
Euro	DBAB	Sell	2,420,000	3,311,383		7/02/15	123,122	—
Philippine Peso	DBAB	Buy	73,175,950	1,672,976		7/03/15	—	(4,547)
Philippine Peso	HSBK	Buy	90,000,000	2,056,673		7/07/15	—	(4,820)
Philippine Peso	DBAB	Buy	48,983,060	1,119,869		7/08/15	—	(3,158)
Euro	DBAB	Sell	584,893	796,916		7/09/15	26,261	—
Chilean Peso	DBAB	Buy	214,571,000	376,606		7/10/15	—	(19,811)
Euro	JPHQ	Sell	11,697,590	15,939,488		7/10/15	526,506	—
Japanese Yen	SCNY	Sell	125,000,000	1,235,239		7/10/15	29,790	—
Mexican Peso	CITI	Buy	219,912,850	16,518,655		7/10/15	—	(46,276)
Euro	DBAB	Sell	29,588,000	40,390,579		7/13/15	1,403,090	—
Euro	DBAB	Sell	477,490	651,391		7/14/15	22,204	—
Singapore Dollar	HSBK	Buy	10,093,000	8,123,270		7/14/15	—	(39,609)
Euro	DBAB	Sell	31,920,000	43,516,536		7/15/15	1,454,967	—

franklintempleton.com							Annual Report	| 43

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation		Depreciation
Euro	BZWS	Sell	18,964,000	25,902,169		7/16/15	$912,586	$—
Euro	GSCO	Sell	6,019,000	8,218,102		7/16/15	286,637	—
Euro	MSCO	Sell	6,498,000	8,872,109		7/16/15	309,448	—
Euro	DBAB	Sell	3,359,340	4,579,452		7/17/15	152,656	—
Euro	BZWS	Sell	16,108,531	21,838,819		7/20/15	610,731	—
Euro	DBAB	Sell	10,554,660	14,310,008		7/20/15	400,903	—
Euro	GSCO	Sell	6,019,000	8,164,292		7/20/15	232,355	—
Euro	DBAB	Sell	10,079,000	13,665,612		7/21/15	383,142	—
Euro	DBAB	Sell	7,557,080	10,246,645		7/22/15	287,503	—
Euro	MSCO	Sell	7,066,000	9,565,527		7/22/15	253,558	—
Malaysian Ringgit	DBAB	Buy	1,338,600	411,560		7/22/15	4,956	—
Euro	DBAB	Sell	16,129,471	21,850,271		7/23/15	593,639	—
Japanese Yen	MSCO	Sell	5,282,022,900	52,320,049		7/23/15	1,370,409	—
Japanese Yen	CITI	Sell	2,765,977,000	27,369,110		7/24/15	688,408	—
Japanese Yen	JPHQ	Sell	4,261,000,000	42,140,137		7/24/15	1,038,396	—
Euro	DBAB	Sell	15,302,395	20,636,197		7/27/15	468,346	—
Euro	GSCO	Sell	11,883,000	16,031,949		7/27/15	370,703	—
Japanese Yen	JPHQ	Sell	1,484,000,000	14,684,346		7/27/15	368,859	—
Chilean Peso	MSCO	Buy	360,495,000	620,223		7/28/15	—	(21,628)
Euro	BZWS	Sell	1,066,000	1,437,959		7/28/15	33,000	—
Euro	CITI	Sell	3,469,716	4,680,404		7/28/15	107,410	—
Euro	GSCO	Sell	2,285,000	3,083,653		7/28/15	72,084	—
Euro	BZWS	Sell	20,616,550	27,756,062		7/29/15	583,588	—
Euro	DBAB	Sell	10,310,667	13,889,912		7/29/15	300,523	—
Japanese Yen	BZWS	Sell	209,770,000	2,067,667		7/29/15	44,036	—
Chilean Peso	JPHQ	Buy	440,000,000	756,144		7/30/15	—	(25,646)
Chilean Peso	DBAB	Buy	617,450,000	1,061,732		7/31/15	—	(36,708)
Chilean Peso	JPHQ	Buy	638,000,000	1,096,408		7/31/15	—	(37,270)
Euro	JPHQ	Sell	2,285,000	3,072,091		7/31/15	60,387	—
Malaysian Ringgit	HSBK	Buy	12,000,000	3,694,354		7/31/15	37,577	—
Euro	DBAB	Sell	4,639,000	6,222,755		8/03/15	108,128	—
Mexican Peso	JPHQ	Buy	138,330,710	10,310,107		8/03/15	36,140	—
Chilean Peso	DBAB	Buy	263,440,000	446,811		8/04/15	—	(9,614)
Euro	BZWS	Sell	47,788,588	64,100,506		8/04/15	1,109,839	—
Euro	HSBK	Sell	2,285,000	3,066,527		8/04/15	54,643	—
Mexican Peso	CITI	Buy	68,871,000	5,085,358		8/04/15	65,433	—
Chilean Peso	JPHQ	Buy	172,600,000	292,493		8/05/15	—	(6,073)
Euro	BZWS	Sell	1,141,000	1,533,818		8/05/15	29,831	—
Euro	MSCO	Sell	17,547,509	23,582,975		8/05/15	453,064	—
Japanese Yen	CITI	Sell	2,741,651,200	26,793,562		8/05/15	341,771	—
Chilean Peso	DBAB	Buy	180,800,000	306,103		8/06/15	—	(6,100)
Euro	GSCO	Sell	13,891,708	18,677,124		8/06/15	365,764	—
Malaysian Ringgit	HSBK	Buy	24,550,000	7,511,321		8/06/15	120,915	—
Mexican Peso	MSCO	Buy	263,249,180	19,465,334		8/06/15	220,380	—
Polish Zloty	DBAB	Buy	61,736,080	14,485,237	EUR	8/06/15	—	(124,446)
Singapore Dollar	DBAB	Buy	21,298,765	17,106,068		8/06/15	—	(46,153)
Japanese Yen	MSCO	Sell	460,900,000	4,504,496		8/07/15	57,515	—
Mexican Peso	CITI	Buy	47,042,000	3,459,479		8/07/15	58,094	—
Mexican Peso	MSCO	Buy	131,396,890	9,670,994		8/07/15	154,232	—
Singapore Dollar	DBAB	Buy	5,045,000	4,052,860		8/07/15	—	(11,895)
Euro	CITI	Sell	303,457	406,025		8/10/15	6,000	—
Chilean Peso	BZWS	Buy	265,850,000	448,049		8/11/15	—	(7,094)
Euro	DBAB	Sell	2,391,000	3,203,832		8/11/15	51,900	—

44 | Annual Report							franklintempleton.com

							TEMPLETON INCOME TRUST
							STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract			Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*			Date Appreciation		Depreciation
Japanese Yen	CITI	Sell	32,863,000	322,582			8/11/15	$5,481	$—
Malaysian Ringgit	HSBK	Buy	8,350,000	2,549,540			8/11/15	45,595	—
Mexican Peso	MSCO	Buy	65,393,000	4,814,519			8/11/15	74,052	—
Singapore Dollar	HSBK	Buy	9,308,900	7,458,576			8/11/15	—	(2,191)
Chilean Peso	DBAB	Buy	100,600,000	169,990			8/12/15	—	(3,142)
Malaysian Ringgit	JPHQ	Buy	5,674,000	1,728,034			8/12/15	35,312	—
South Korean Won	HSBK	Buy	2,467,000,000	238,435,814	JPY		8/12/15	101,734	—
Chilean Peso	JPHQ	Buy	315,000,000	532,995			8/13/15	—	(10,599)
Euro	DBAB	Sell	291,630	390,764			8/17/15	6,289	—
Euro	MSCO	Sell	6,632,824	8,904,731			8/17/15	160,239	—
Mexican Peso	MSCO	Buy	6,013,000	448,009			8/17/15	1,338	—
Chilean Peso	MSCO	Buy	113,010,000	190,429			8/18/15	—	(3,087)
Euro	BZWS	Sell	9,579,000	12,855,162			8/18/15	226,341	—
Euro	JPHQ	Sell	17,614,000	23,619,669			8/18/15	397,616	—
Japanese Yen	DBAB	Sell	36,644,000	359,295			8/18/15	5,666	—
Polish Zloty	DBAB	Buy	11,975,000	2,809,714		EUR	8/19/15	—	(26,506)
Chilean Peso	JPHQ	Buy	145,350,000	245,006			8/20/15	—	(4,091)
Euro	DBAB	Sell	7,514,583	10,079,498			8/20/15	172,081	—
Euro	JPHQ	Sell	10,643,000	14,281,576			8/20/15	249,574	—
Japanese Yen	HSBK	Sell	97,747,000	956,429			8/20/15	13,098	—
Japanese Yen	JPHQ	Sell	49,654,000	486,084			8/20/15	6,886	—
Euro	DBAB	Sell	20,023,770	26,697,693			8/21/15	297,451	—
Japanese Yen	BZWS	Sell	16,448,000	159,862			8/24/15	1,115	—
Mexican Peso	HSBK	Buy	26,875,955	2,006,717			8/24/15	839	—
Polish Zloty	DBAB	Buy	15,735,929	3,682,728		EUR	8/24/15	—	(23,608)
Japanese Yen	DBAB	Sell	16,255,000	157,193			8/25/15	306	—
Japanese Yen	HSBK	Sell	32,622,000	315,646			8/25/15	791	—
Euro	BZWS	Sell	3,101,513	4,126,951			8/26/15	37,470	—
Euro	GSCO	Sell	8,745,205	11,636,370			8/26/15	105,437	—
Japanese Yen	BZWS	Sell	65,296,000	632,309			8/26/15	2,085	—
Japanese Yen	JPHQ	Sell	32,793,000	317,334			8/26/15	823	—
Chilean Peso	DBAB	Buy	73,590,000	122,793			8/27/15	—	(885)
Japanese Yen	DBAB	Sell	66,294,000	639,962			8/27/15	95	—
Japanese Yen	HSBK	Sell	81,408,000	785,928			8/27/15	181	—
Japanese Yen	JPHQ	Sell	158,882,000	1,535,782			8/27/15	2,258	—
Mexican Peso	HSBK	Buy	26,959,184	2,005,519			8/27/15	7,882	—
Polish Zloty	DBAB	Buy	37,383,002	8,768,149		EUR	8/27/15	—	(83,219)
South Korean Won	JPHQ	Buy	27,147,200,000	26,279,961			8/27/15	146,161	—
Chilean Peso	JPHQ	Buy	237,800,000	396,862			8/28/15	—	(2,959)
Mexican Peso	CITI	Buy	37,742,600	2,811,367			8/28/15	7,203	—
Philippine Peso	JPHQ	Buy	91,000,000	2,069,828			8/28/15	2,610	—
Euro	DBAB	Sell	5,908,531	7,814,741			8/31/15	23,505	—
Japanese Yen	JPHQ	Sell	634,291,000	6,132,118			8/31/15	9,522	—
Unrealized appreciation (depreciation)								169,560,340	(21,166,404)
Net unrealized appreciation (depreciation)								$148,393,936

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

*In U.S. dollars unless otherwise indicated.

franklintempleton.com

Annual Report

| 45

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton Global Total Return Fund (continued)

At August 31, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).

Interest Rate Swap Contracts
	Counterparty/ Expiration		Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount Appreciation		Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 2.775%	CME	10/04/23	$103,460,000	$—	$(4,274,616)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 2.795%	CME	10/04/23	103,460,000	—	(4,456,814)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 2.765%	CME	10/07/23	103,460,000	—	(4,149,774)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 2.731%	LCH	7/07/24	212,200,000	—	(5,424,450)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 3.668%	CME	10/04/43	50,300,000	—	(6,778,201)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 3.687%	CME	10/04/43	50,300,000	—	(6,971,606)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 3.675%	CME	10/07/43	50,300,000	—	(6,836,346)
Centrally Cleared Swaps unrealized
appreciation (depreciation)				—	(38,891,807)
OTC Swaps
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 1.812%	JPHQ	6/14/16	50,330,000	—	(1,243,651)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 3.523%	DBAB	3/28/21	10,830,000	—	(1,137,976)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 3.440%	CITI	4/21/21	29,610,000	—	(2,886,475)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 3.391%	JPHQ	5/04/21	24,190,000	—	(2,250,204)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 3.076%	JPHQ	6/14/21	11,000,000	—	(747,388)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 4.347%	CITI	2/25/41	4,680,000	—	(1,155,429)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 4.349%	JPHQ	2/25/41	4,680,000	—	(1,157,807)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 4.320%	JPHQ	2/28/41	3,510,000	—	(853,698)
Receive Floating rate 3-month USD BBA
LIBOR Pay Fixed rate 4.299%	JPHQ	3/01/41	1,170,000	—	(301,800)
OTC Swaps unrealized appreciation (depreciation)				—	(11,734,428)
Total Interest Rate Swaps unrealized appreciation (depreciation)				—	(50,626,235)
Net unrealized appreciation (depreciation)					$(50,626,235)

See Abbreviations on page 63.
46 | Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST

Financial Statements

Statement of Assets and Liabilities
August 31, 2014

Templeton Global Total Return Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$8,151,433,032
Cost - Sweep Money Fund (Note 3f)	389,066,856
Total cost of investments	$8,540,499,888
Value - Unaffiliated issuers	$8,289,386,092
Value - Sweep Money Fund (Note 3f)	389,066,856
Total value of investments	8,678,452,948
Cash	30,088
Restricted cash (Note 1e)	71,960,000
Foreign currency, at value (cost $100,925,420)	100,779,182
Receivables:
Investment securities sold	2,681,865
Capital shares sold	35,620,000
Interest	120,490,398
Due from brokers	33,904,914
Variation margin	821,457
Unrealized appreciation on forward exchange contracts	169,560,340
Other assets	2,770
Total assets	9,214,303,962
Liabilities:
Payables:
Investment securities purchased	979,702
Capital shares redeemed	16,000,400
Management fees	4,488,635
Distribution fees	953,702
Transfer agent fees	1,247,803
Due to brokers	71,960,000
Unrealized depreciation on forward exchange contracts	21,166,404
Unrealized depreciation on OTC swap contracts	11,734,428
Deferred tax	272,759
Accrued expenses and other liabilities	1,870,967
Total liabilities	130,674,800
Net assets, at value	$9,083,629,162
Net assets consist of:
Paid-in capital	$8,906,835,347
Distributions in excess of net investment income	(78,691,481)
Net unrealized appreciation (depreciation)	232,583,210
Accumulated net realized gain (loss)	22,902,086
Net assets, at value	$9,083,629,162

franklintempleton.com

The accompanying notes are an integral part of these financial statements. | Annual Report | 47

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
August 31, 2014

Templeton Global Total Return Fund

Class A:
Net assets, at value	$2,115,197,911
Shares outstanding	155,624,782
Net asset value per share[a]	$13.59
Maximum offering price per share (net asset value per share ÷ 95.75%)	$14.19
Class C:
Net assets, at value	$904,520,592
Shares outstanding	66,625,876
Net asset value and maximum offering price per share[a]	$13.58
Class R:
Net assets, at value	$8,089,573
Shares outstanding	594,909
Net asset value and maximum offering price per share	$13.60
Class R6:
Net assets, at value	$1,038,236,175
Shares outstanding	76,290,888
Net asset value and maximum offering price per share	$13.61
Advisor Class:
Net assets, at value	$5,017,584,911
Shares outstanding	368,717,225
Net asset value and maximum offering price per share	$13.61

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
48 | Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the year ended August 31, 2014

Templeton Global Total Return Fund

Investment income:
Dividends	$50,269
Interest (net of foreign taxes of $4,918,295)	388,067,083
Total investment income	388,117,352
Expenses:
Management fees (Note 3a)	50,610,969
Distribution fees: (Note 3c)
Class A	5,564,945
Class C	5,690,465
Class R	36,087
Transfer agent fees: (Note 3e)
Class A	2,215,594
Class C	869,102
Class R	7,141
Class R6	1,684
Advisor Class	4,252,173
Custodian fees (Note 4)	4,591,827
Reports to shareholders	386,971
Registration and filing fees	693,106
Professional fees	122,337
Trustees’ fees and expenses	52,804
Other	190,355
Total expenses	75,285,560
Expense reductions (Note 4)	(13,966)
Expenses waived/paid by affiliates (Note 3f and 3g)	(1,850,413)
Net expenses	73,421,181
Net investment income	314,696,171
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(4,646,371)
Foreign currency transactions	29,701,814
Swap contracts	(9,979,453)
Net realized gain (loss)	15,075,990
Net change in unrealized appreciation (depreciation) on:
Investments	225,327,021
Translation of other assets and liabilities denominated in foreign currencies	181,683,412
Change in deferred taxes on unrealized appreciation	(31,196)
Net change in unrealized appreciation (depreciation)	406,979,237
Net realized and unrealized gain (loss)	422,055,227
Net increase (decrease) in net assets resulting from operations	$736,751,398

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The accompanying notes are an integral part of these financial statements. | Annual Report | 49

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Global Total Return Fund

	Year Ended August 31,
	2014	2013
Increase (decrease) in net assets:
Operations:
Net investment income	$314,696,171	$221,839,736
Net realized gain (loss) from investments, foreign currency transactions and swap contracts	15,075,990	70,922,357
Net change in unrealized appreciation (depreciation) on investments, translation of other assets
and liabilities denominated in foreign currencies and deferred taxes	406,979,237	(194,429,990)
Net increase (decrease) in net assets resulting from operations	736,751,398	98,332,103
Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class A	(97,051,768)	(95,324,297)
Class C	(34,782,942)	(39,185,008)
Class R	(292,029)	(445,784)
Class R6	(42,615,508)	(9,361,788)
Advisor Class	(196,896,659)	(194,207,314)
Net realized gains:
Class A	—	(2,655,388)
Class C	—	(1,189,648)
Class R	—	(13,975)
Advisor Class	—	(5,170,729)
Total distributions to shareholders	(371,638,906)	(347,553,931)
Capital share transactions: (Note 2)
Class A	143,315,985	801,372,676
Class C	54,757,702	323,537,978
Class R	285,735	1,105,999
Class R6	309,721,559	746,781,577
Advisor Class	1,223,707,448	1,391,970,115
Total capital share transactions	1,731,788,429	3,264,768,345
Net increase (decrease) in net assets	2,096,900,921	3,015,546,517
Net assets:
Beginning of year	6,986,728,241	3,971,181,724
End of year	$9,083,629,162	$6,986,728,241
Distributions in excess of net investment income included in net assets:
End of year	$(78,691,481)	$(10,567,157)

50 | Annual Report | The accompanying notes are an integral part of these financial statements.

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TEMPLETON INCOME TRUST

Notes to Financial Statements

Templeton Global Total Return Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of five separate funds. The Templeton Global Total Return Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC)

securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counter-parties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

See Note 9 regarding other derivative information.

e. Restricted Cash

At August 31, 2014, the Fund received restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

f. Loan Participation Notes

The Fund invests in loan participation notes (“Participations”). Participations are loans originally issued to a borrower by one or more financial institutions (the “Lender”) and subsequently sold to other investors, such as

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

f. Loan Participation Notes (continued)

the Fund. Participations typically result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower. The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

g. Credit-Linked Notes

The Fund purchases credit-linked notes. Credit-linked notes are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts.

h. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

i. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of August 31, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

j. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

k. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

l. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At August 31, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

		Year Ended August 31,
		2014		2013
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	85,752,197	$1,151,248,990	93,376,275	$1,276,866,119
Shares issued in reinvestment of distributions	6,062,369	81,159,127	6,176,611	83,801,313
Shares redeemed	(80,970,399)	(1,089,092,132)	(41,408,369)	(559,294,756)
Net increase (decrease)	10,844,167	$143,315,985	58,144,517	$801,372,676
Class C Shares:
Shares sold	19,750,156	$264,626,482	32,748,451	$447,960,726
Shares issued in reinvestment of distributions	2,000,372	26,758,864	2,181,870	29,567,355
Shares redeemed	(17,680,810)	(236,627,644)	(11,398,379)	(153,990,103)
Net increase (decrease)	4,069,718	$54,757,702	23,531,942	$323,537,978
Class R Shares:
Shares sold	311,737	$4,179,933	234,801	$3,212,994
Shares issued in reinvestment of distributions	21,088	282,588	33,446	454,044
Shares redeemed	(312,824)	(4,176,786)	(188,252)	(2,561,039)
Net increase (decrease)	20,001	$285,735	79,995	$1,105,999

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

2. Shares of Beneficial Interest (continued)

		Year Ended August 31,
		2014		2013
	Shares	Amount	Shares	Amount
Class R6 Shares[a]:
Shares sold[b]	26,834,733	$362,510,711	52,939,132	$741,475,678
Shares issued in reinvestment of distributions	3,083,405	41,343,904	691,547	9,328,369
Shares redeemed	(6,955,978)	(94,133,056)	(301,951)	(4,022,470)
Net increase (decrease)	22,962,160	$309,721,559	53,328,728	$746,781,577
Advisor Class Shares:
Shares sold	176,189,396	$2,367,926,879	194,678,458	$2,670,369,135
Shares issued in reinvestment of distributions	11,014,265	147,678,092	10,683,772	145,148,407
Shares redeemed[b]	(96,262,572)	(1,291,897,523)	(103,371,711)	(1,423,547,427)
Net increase (decrease)	90,941,089	$1,223,707,448	101,990,519	$1,391,970,115

[a]For the period May 1, 2013 (effective date) to August 31, 2013.
[b]Effective May 1, 2013, a portion of Advisor Class shares were exchanged into Class R6.

3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton
Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.700%	Up to and including $200 million
0.650%	Over $200 million, up to and including $1.3 billion
0.600%	In excess of $1.3 billion

b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$522,680
CDSC retained	$216,664

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended August 31, 2014, the Fund paid transfer agent fees of $7,345,694, of which $2,450,860 was retained by Investor Services.

f. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted on the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

3. Transactions with Affiliates (continued)

g. Waiver and Expense Reimbursements

Advisers has voluntarily agreed to waive or limit a portion of its investment management fees for the Fund based on the average daily net assets of the Fund as follows:

Annualized Waiver Rate	Net Assets
0.015%	Over $2.5 billion, up to and including $5 billion
0.025%	In excess of $5 billion

This voluntary waiver became effective November 1, 2012. Advisers may discontinue this waiver at any time.

Additionally, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2014. There were no Class R6 transfer agent fees waived during the year ended August 31, 2014.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended August 31, 2014, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

During the year ended August 31, 2014, the Fund utilized $8,620,048 of capital loss carryforwards.

The tax character of distributions paid during the years ended August 31, 2014 and 2013 was as follows:

	2014	2013
Distributions paid from:
Ordinary income	$371,638,906	$344,079,604
Long term capital gain	—	3,474,327
	$371,638,906	$347,553,931

At August 31, 2014, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments	$8,578,952,349

Unrealized appreciation	$358,717,896
Unrealized depreciation	(259,217,297)
Net unrealized appreciation (depreciation)	$99,500,599

Undistributed ordinary income	$116,982,319
Undistributed long term capital gains	15,173,943
Distributable earnings	$132,156,262

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and swaps.

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2014, aggregated $3,807,023,234 and $1,863,493,185 respectively.

7. Credit Risk and Defaulted Securities

At August 31, 2014, the Fund had 33.56% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At August 31, 2014, the value of this security was $5,425,000, representing 0.06% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified on the accompanying Statement of Investments.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. Other Derivative Information

At August 31, 2014, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and		Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Interest rate
contracts	Variation margin / Net assets	$—	Unrealized depreciation on	$50,626,235	[a]
	consist of: net unrealized		swap contracts / Due from
	appreciation		brokers / Variation margin /
Net assets consist of: net
unrealized depreciation
Foreign exchange
contracts	Unrealized appreciation on	169,560,340	Unrealized depreciation on	21,166,404
	forward exchange contracts		forward exchange contracts

aIncludes cumulative appreciation (depreciation) of centrally cleared swaps as reported in the Statement of Investments. Initial margin is included as a receivable due from brokers and current day’s variation margin is separately reported within the Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

9. Other Derivative Information (continued)

For the year ended August 31, 2014, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

			Change in
			Unrealized
Derivative Contracts		Realized Gain	Appreciation
Not Accounted for as		(Loss) for	(Depreciation)
Hedging Instruments	Statement of Operations Locations	the Year	for the Year
Interest rate contracts	Net realized gain (loss) from swap	$(9,979,453)	$(42,211,320)
	contracts / Net change in
	unrealized appreciation
	(depreciation) on investments
Foreign exchange contracts	Net realized gain (loss) from	30,103,635	183,168,837
	foreign currency transactions / Net
	change in unrealized appreciation (depreciation)
	on translation of other assets and liabilities
	denominated in foreign currencies

For the year ended August 31, 2014, the average month end fair value of derivatives represented 2.56% of average month end net assets. The average month end number of open derivative contracts for the year was 692.

At August 31, 2014, the Fund’s OTC derivative assets and liabilities, are as follows:

	Gross and Net Amounts of
	Assets and Liabilities Presented
	in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$169,560,340	$21,166,404
Swap Contracts	—	11,734,428
Total	$169,560,340	$32,900,832

[a]Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At August 31, 2014, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collat-
eral received from the counterparty, is as follows:
		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Assets Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received[a,b]	Received[b]	than zero)
Counterparty
BOFA	$783,239	$—	$(696,592)	$—	$86,647
BZWS	16,289,012	(1,195,527)	—	(13,320,000)	1,773,485
CITI	26,673,006	(8,325,503)	(17,154,050)	—	1,193,453
DBAB	57,114,828	(10,810,593)	—	(43,130,000)	3,174,235
GSCO	14,043,220	(76,166)	—	(12,610,000)	1,357,054
HSBK	17,134,974	(144,328)	(16,990,646)	—	—
JPHQ	30,177,746	(7,415,219)	(22,762,527)	—	—
MSCO	4,241,831	(4,241,831)	—	—	—
SCNY	3,031,618	(12,599)	—	(2,900,000)	119,019
UBSW	70,866	(8,529)	—	—	62,337
Total	$169,560,340	$(32,230,295)	$(57,603,815)	$(71,960,000)	$7,766,230

[a]At August 31, 2014 the Fund received France Treasury Bonds, United Kingdom Treasury Bonds and Notes and U.S. Treasury Bonds and Notes as collateral for derivatives.
[b]In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

At August 31, 2014, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Liabilities Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged[a]	than zero)
Counterparty
BOFA	$—	$—	$—	$—	$—
BZWS	1,195,527	(1,195,527)	—	—	—
CITI	8,325,503	(8,325,503)	—	—	—
DBAB	10,810,593	(10,810,593)	—	—	—
GSCO	76,166	(76,166)	—	—	—
HSBK	144,328	(144,328)	—	—	—
JPHQ	7,415,219	(7,415,219)	—	—	—
MSCO	4,912,368	(4,241,831)	—	(670,537)	—
SCNY	12,599	(12,599)	—	—	—
UBSW	8,529	(8,529)	—	—	—
Total	$32,900,832	$(32,230,295)	$—	$(670,537)	$—

[a]In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(d) regarding derivative financial instruments.

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the year ended August 31, 2014, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

11. Fair Value Measurements (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
United Kingdom	$—	$3,549,506	$—	$3,549,506
United States	618,240	467,500	—	1,085,740
Convertible Bonds	—	54,994,830	—	54,994,830
Foreign Government and Agency Securities[b]	—	6,318,813,173	—	6,318,813,173
Quasi-Sovereign and Corporate Bonds[b]	—	1,129,091,106	—	1,129,091,106
Credit-Linked Notes[b]	—	3,538,732	—	3,538,732
Senior Floating Rate Interests[b]	—	795,177	21,399	816,576
Escrows and Litigation Trusts[b]	—	—	—[c]	—
Short Term Investments	389,066,856	777,496,429	—	1,166,563,285
Total Investments in Securities	$389,685,096	$8,288,746,453	$21,399	$8,678,452,948
Other Financial Instruments:
Forward Exchange Contracts	$—	$169,560,340	$—	$169,560,340
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$21,166,404	$—	$21,166,404
Swap Contracts	—	50,626,235	—	50,626,235
Total Other Financial Instruments	$—	$71,792,639	$—	$71,792,639

aIncludes common, preferred and convertible preferred stocks as well as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at August 31, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the year.

12. New Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08,
Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15,
2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Total Return Fund (continued)

In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty/Exchange		Currency		Selected Portfolio

BOFA	Bank of America Corp.	BRL	Brazilian Real	FRN	Floating Rate Note
BZWS	Barclays Bank PLC	CAD	Canadian Dollar	PIK	Payment-In-Kind
CITI	Citibank N.A.	DEM	Deutsche Mark
CME	Chicago Mercantile Exchange	EUR	Euro
DBAB	Deutsche Bank AG	GBP	British Pound
GSCO	The Goldman Sachs Group, Inc.	GHS	Ghanaian Cedi
HSBK	HSBC Bank PLC	HUF	Hungarian Forint
JPHQ	JPMorgan Chase Bank, N.A.	IDR	Indonesian Rupiah
LCH	London Clearing House	INR	Indian Rupee
MSCO	Morgan Stanley and Co. Inc.	JPY	Japanese Yen
SCNY	Standard Chartered Bank	KRW	South Korean Won
UBSW	UBS AG	LKR	Sri Lankan Rupee
		MXN	Mexican Peso
		MYR	Malaysian Ringgit
		PHP	Philippine Peso
		PLN	Polish Zloty
		RSD	Serbian Dinar
		SEK	Swedish Krona
		SGD	Singapore Dollar
		UAH	Ukraine Hryvnia
		UYU	Uruguayan Peso

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton Global Total Return Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Global Total Return Fund (the “Fund”) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
October 17, 2014

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Tax Information (unaudited)

Templeton Global Total Return Fund

At August 31, 2014, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on August 14, 2014, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, and foreign source income, and foreign source qualified dividends as reported by the Fund, to Class A, Class C, Class R, Class R6 and Advisor Class shareholders of record.

	Foreign Tax Paid	Foreign Source	Foreign Source Qualified
Class	Per Share	Income Per Share	Dividends Per Share
Class A	$0.0089	$0.4812	$ —
Class C	$0.0089	$0.4449	$ —
Class R	$0.0089	$0.4637	$ —
Class R6	$0.0089	$0.5174	$ —
Advisor Class	$0.0089	$0.5085	$ —

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

By mid-February 2015, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2014. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2014 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1992	138	Bar-S Foods (meat packing company)
300 S.E. 2nd Street				(1981-2010).
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Ann Torre Bates (1958)	Trustee	Since 2008	36	Navient Corporation (loan
300 S.E. 2nd Street				management, servicing and asset
Fort Lauderdale, FL 33301-1923				recovery) (May 2014), Ares Capital
Corporation (specialty finance
company) (2010-present), United
Natural Foods, Inc. (distributor of
natural, organic and specialty foods)
(2013-present), Allied Capital
Corporation (financial services)
(2003-2010) and SLM Corporation
(Sallie Mae) (1997-2014).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Frank J. Crothers (1944)	Trustee	Since 2003	26	Talon Metals Corp. (mining
300 S.E. 2nd Street				exploration), Fortis, Inc. (utility holding
Fort Lauderdale, FL 33301-1923				company) and AML Foods Limited
(retail distributors).
Principal Occupation During at Least the Past 5 Years:
Director and Vice Chairman, Caribbean Utilities Company, Ltd.; director of various other private business and nonprofit organizations; and
formerly, Chairman, Atlantic Equipment and Power Ltd. (1977-2003).

Edith E. Holiday (1952)	Lead	Trustee since	138	Hess Corporation (exploration and
300 S.E. 2nd Street	Independent	2001 and Lead		refining of oil and gas), H.J. Heinz
Fort Lauderdale, FL 33301-1923	Trustee	Independent		Company (processed foods and allied
		Trustee since 2007		products) (1994-2013), RTI Interna-
tional Metals, Inc. (manufacture and
distribution of titanium), Canadian
National Railway (railroad) and White
Mountains Insurance Group, Ltd.
(holding company).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

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Independent Board Members (continued)

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

J. Michael Luttig (1954)	Trustee	Since 2009	138	Boeing Capital Corporation
300 S.E. 2nd Street				(aircraft financing) (2006-2013).
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and formerly,
Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

David W. Niemiec (1949)	Trustee	Since 2005	33	Emeritus Corporation (assisted
300 S.E. 2nd Street				living) (1999-2010) and OSI
Fort Lauderdale, FL 33301-1923				Pharmaceuticals, Inc. (pharmaceutical
				products) (2006-2010).

Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).

Frank A. Olson (1932)	Trustee	Since 2003	138	Hess Corporation (exploration and
300 S.E. 2nd Street				refining of oil and gas) (1998-2013).
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Chairman of the Board, The Hertz Corporation (car rental) (1980-2000) and Chief Executive
Officer (1977-1999); and Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (June-December 1987).

Larry D. Thompson (1945)	Trustee	Since 2005	138	Cbeyond, Inc. (business communi-
300 S.E. 2nd Street				cations provider) (2010-2012), The
Fort Lauderdale, FL 33301-1923				Southern Company (energy company)
				(2010-2012) and Graham Holdings
				Company (formerly, The Washington
				Post Company) (education and media
				organization).

Principal Occupation During at Least the Past 5 Years:
Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-present);
and formerly, John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice Presi-
dent – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004);
Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Constantine D. Tseretopoulos Trustee		Since 2003	26	None
(1954)
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly, Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center
(1982-1985).

Robert E. Wade (1946)	Trustee	Since 2006	43	El Oro Ltd (investments).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice (1972-2008) and member of various boards.

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Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	148	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member - Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

**Rupert H. Johnson, Jr. (1940) Chairman of		Chairman of the	138	None
One Franklin Parkway	the Board and	Board and Trustee
San Mateo, CA 94403-1906	Trustee and	since 2013, and
	Vice President	Vice President
since 1996

Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief Executive Since 2009		Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton
Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin
Templeton Companies, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy (1962) President and		Since 2002	Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice
President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Mark H. Otani (1968)	Treasurer, Chief Since 2009		Not Applicable	Not Applicable
One Franklin Parkway	Financial Officer
San Mateo, CA 94403-1906	and Chief
Accounting
Officer

Principal Occupation During at Least the Past 5 Years:
Director, Global Fund Accounting Operations, Franklin Templeton Investments; and officer of 14 of the investment companies in Franklin
Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton
Investments.

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TEMPLETON INCOME TRUST

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Secretary and	Secretary since	Not Applicable	Not Applicable
300 S.E. 2nd Street	Vice President	2013 and Vice
Fort Lauderdale, FL 33301-1923		President since
2011

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of
Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience.
Ms. Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Navient Corporation (May 2014), Ares Capital
Corporation and United Natural Foods Inc. and was formerly a director of SLM Corporation from 1997 to 2014 and Allied Capital Corporation from 2003 to 2010,
Executive Vice President and Chief Financial Officer of NHP Incorporated and Vice President and Treasurer of US Airways, Inc. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001.
Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC
Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and
Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Board Review of Investment Management Agreement

At a meeting held May 15, 2014, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreements for each of the separate funds comprising Templeton Income Trust, including Templeton Global Total Return Fund (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant, and a three-year expense analysis with an explanation for any increase in expense ratios. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENTAND QUALITY OF SERVICES.

The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years, and that those operations in the New York/New Jersey area ran smoothly during the period of the 2012 Hurricane Sandy. Consideration was also given to the experience of the Funds’ portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continual enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continual monitoring of

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TEMPLETON INCOME TRUST

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SHAREHOLDER INFORMATION

counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Lipper report for the Fund showed the investment performance of its Class A shares in comparison to a performance universe consisting of all retail and institutional international income funds as selected by Lipper. The Fund has been in operation for five full years and such report showed the Fund’s income return for the one-year period ended February 28, 2014, to be in the highest or best performing quintile of its performance universe, and to also be in the highest performing quintile of such universe for each of the previous annualized three- and five-year periods. The Lipper report also showed the Fund’s total return for the one-year period ended February 28, 2014, to be in the middle performing quintile, but above the median, of its performance universe, and to be in the highest performing quintile of such universe for each of the previous annualized three- and five-year periods. The Board was satisfied with such comparative performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of the Fund compared with a group of other funds selected by Lipper as constituting its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that the contractual management fee rate and actual total expenses of the Fund were below the median of its Lipper expense group. The Board found such comparative expenses to be acceptable, noting the expenses of the Fund were subsidized through management fee waivers.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2013, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the

72 | Annual Report

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TEMPLETON GLOBAL TOTAL RETURN FUND

SHAREHOLDER INFORMATION

use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE The Board also considered whether economies of scale are realized by the Manager and its affiliates as a fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The investment management agreement for the Fund provides a fee at the rate of 0.70% on the first $200 million of Fund net assets; 0.65% on the next $1.1 billion of Fund net assets; and 0.60% on Fund net assets in excess of $1.3 billion. At the end of 2013, net assets of the Fund were approximately $8.3 billion, and to the extent economies of scale may be realized by the Manager and its affiliates, the Board believed the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Annual Report and Shareholder Letter
Templeton Global Total Return Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved.	407 A 10/14

Annual Report and Shareholder Letter

August 31, 2014

Templeton International Bond Fund

A series of Templeton Income Trust

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/13. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Annual Report
Templeton International Bond Fund	3
Performance Summary	6
Your Fund’s Expenses	11
Financial Highlights and
Statement of Investments	13
Financial Statements	31
Notes to Financial Statements	35
Report of Independent Registered
Public Accounting Firm	46
Tax Information	47
Board Members and Officers	48
Shareholder Information	53

Annual Report

Templeton International Bond Fund

We are pleased to bring you Templeton International Bond Fund’s annual report for the fiscal year ended August 31, 2014.

Your Fund’s Goal and Main Investments

Templeton International Bond Fund seeks current income with capital appreciation and growth of income. The Fund invests predominantly in non-U.S. securities and, under normal market conditions, invests at least 80% of its net assets in “bonds.” Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

*Portfolio Breakdown figures are stated as a percentage of total and may not equal
100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.
**Includes foreign treasury bills, money market funds and net other assets less liabilities.

Performance Overview

For the 12 months under review, Templeton International Bond Fund – Class A delivered a +7.77% cumulative total return. In comparison, the Fund’s benchmark, the Citigroup Non-USD World Government Bond Index (WGBI), which measures performance of investment-grade, non-U.S. world government bond markets, posted cumulative total returns of +7.98% in local currency terms and +6.17% in U.S. dollar terms for the same period.1,2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

Global financial market volatility was elevated at the beginning of the period, as the U.S. federal government partially shut down and the U.S. Treasury approached its debt ceiling. Market volatility quickly subsided with the end of the shutdown. Fears of possible reductions in stimulative government policies contributed to periods of risk aversion, when credit spreads widened and assets perceived as risky sold off. However, these periods of risk aversion alternated with periods of healthy risk appetite, when spreads narrowed and investors again favored risk assets. Against this backdrop, extensive liquidity creation continued, in particular from the Bank of Japan’s (BOJ’s) commitment to increase inflation, as well as from the European Central Bank’s (ECB’s) interest rate cuts. Economic data among the largest economies appeared inconsistent with some predictions of a severe global economic slowdown.

In the U.S., the Federal Reserve Board (Fed) said it would begin to reduce the size of its quantitative easing (QE) program in 2014. Pessimism about this policy affected emerging markets as market participants became concerned about potentially diminished global liquidity. Global financial market volatility increased at the beginning of 2014 amid concerns that economic growth was slowing, particularly in emerging markets. However, market volatility eventually began to subside and risk assets in a number of emerging markets rebounded.

Despite concerns surrounding Fed tapering, we did not believe there was a strong risk of a global liquidity problem, given the BOJ’s massive QE. In our assessment, the BOJ’s QE program has more than enough potential to offset the impact of the Fed’s reduced buying. If the BOJ continued on its current path, it would be on pace to contribute more liquidity than the Fed would remove through tapering.

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
2. Source: © Citigroup Index LLC 2014. All rights reserved.
The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 17.

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TEMPLETON INTERNATIONAL BOND FUND

Also on investors’ minds during the period was the moderation in China’s growth rate. Despite negative headline news and skeptical investor attitudes, we did not believe China faced a “hard landing” scenario. Economic data during the period revealed overinvestment in certain sectors, decreasing industrial production, and rising nonperforming loans in the banking sector, but we believed these trends did not reflect the full picture. In fact, recent deceleration was a welcome and healthy develop ment, in our view. Although the pace of China’s growth has slowed, we believe recent reforms have improved its quality.

During much of the second half of the period, global financial markets appeared more broadly influenced by the pickup in growth in the U.S. and economic stabilization in China than by escalating geopolitical tensions, in our assessment. We continued to see differentiation among specific emerging market economies; some have healthy current account and fiscal balances and large international reserves, while others struggle with deficits and economic imbalances. We believe that economies with healthier balances and stronger growth prospects are likely to experience currency appreciation over the long term, while those with imbalances are more likely to face currency weakness and economic strains.

Investment Strategy

We invest selectively in non-U.S. bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and may use currency forward contracts.

What is a currency forward contract?
A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Manager’s Discussion

The Fund’s total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets. During the period, the Fund’s positive absolute performance was primarily attributable to currency positions, followed by interest rate strategies and sovereign credit exposures. On a relative basis, the Fund’s performance compared with its benchmark arose primarily from currency positions followed by credit exposures. Interest rate strategies detracted from relative results.

Interest Rate Strategy

As part of the Fund’s interest rate strategy, we used interest rate swaps to manage duration. During the period, we maintained the portfolio’s defensive duration posture as monetary policy remained highly accommodative in the U.S., eurozone, Japan and the U.K. On a relative basis, select underweighted duration exposures in Europe detracted from performance as the ECB expanded its accommodative monetary policies. However, select duration exposures in Europe and Latin America contributed to absolute performance. The Fund maintained little duration exposure in emerging markets, except in a few countries where rates were already quite high.

What is an interest rate swap?
An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper or
other benchmarks).

What is duration?
Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower dura-
tion can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

Currency Strategy

The Fund’s diversified currency exposure contributed to absolute performance. The Fund utilized currency forward contracts to hedge or gain exposure to various currencies during the review period. The U.S. dollar strengthened against its

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TEMPLETON INTERNATIONAL BOND FUND

Currency Breakdown*
8/31/14
% of Total
Net Assets
Americas	65.9%
U.S. Dollar	43.0%
Mexican Peso	12.7%
Brazilian Real	4.8%
Canadian Dollar	3.1%
Chilean Peso	2.3%
Asia Pacific	39.5%
South Korean Won	15.5%
Malaysian Ringgit	12.7%
Singapore Dollar	8.6%
Indian Rupee	3.9%
Philippine Peso	1.1%
Indonesian Rupiah	0.9%
Sri Lankan Rupee	0.2%
Japanese Yen	-3.4%
Europe	-5.4%
Polish Zloty	9.6%
Swedish Krona	7.2%
Hungarian Forint	4.5%
Euro	-26.7%
*Weightings may be negative or may not total 100% due to rounding, use of any derivatives, unsettled trades or other factors.

major trading partners during the period; the trade-weighted U.S. dollar appreciated 1.28%.3 The euro depreciated 0.11% and the Japanese yen depreciated 5.55% against the U.S. dollar during the period.4

The Fund’s currency positions in Asia ex-Japan contributed to absolute return and relative performance. The Fund’s net-negative exposure to the Japanese yen against the U.S. dollar, achieved through the use of currency forward contracts, also added to absolute and relative performance.

Global Sovereign Debt Strategy

In addition to purchasing global government bonds, the Fund also invested in sovereign credit. As an asset class, such investments may compensate for greater credit risk by offering higher yields relative to U.S. Treasury and European benchmark bonds. The Fund’s sovereign credit positioning contributed to absolute and relative performance during the period.

Thank you for your continued participation in Templeton International Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Federal Reserve H.10 Report.
4. Source: FactSet. 2014 FactSet Research Systems Inc. All Rights Reserved. The information contained herein: (1) is proprietary to FactSet Research Systems Inc. and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither FactSet Research Systems Inc. nor its content providers are responsible for any damages or losses arising from any use of this information.

franklintempleton.com	Annual Report | 5

TEMPLETON INTERNATIONAL BOND FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	8/31/13		Change
A (TBOAX)	$11.86	$11.30	+$	0.56
C (FCNBX)	$11.87	$11.31	+$	0.56
R (n/a)	$11.87	$11.31	+$	0.56
Advisor (FIBZX)	$11.87	$11.31	+$	0.56

Distributions (9/1/13–8/31/14)
Dividend
Share Class	Income
A	$0.3088
C	$0.2678
R	$0.2853
Advisor	$0.3441

6 | Annual Report

franklintempleton.com

TEMPLETON INTERNATIONAL BOND FUND
PERFORMANCE SUMMARY

Performance as of 8/31/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/Advisor Class: no sales charges.

					Value of		Average Annual
								Total Annual Operating Expenses[6]
		Cumulative		Average Annual	$10,000		Total Return
Share Class		Total Return[2]		Total Return[3]	Investment[4]		(9/30/14)[5]	(with waiver)	(without waiver)
A								1.06%	1.17%
1-Year	+	7.77%	+	3.20%	$10,320		-1.31%
5-Year	+	37.24%	+	5.61%	$13,138	+	4.59%
Since Inception (12/3/07)	+	59.82%	+	6.52%	$15,308	+	6.14%
C								1.41%	1.52%
1-Year	+	7.38%	+	6.38%	$10,638	+	1.68%
5-Year	+	34.86%	+	6.16%	$13,486	+	5.14%
Since Inception (12/3/07)	+	56.26%	+	6.84%	$15,626	+	6.46%
R								1.26%	1.37%
1-Year	+	7.55%	+	7.55%	$10,755	+	2.83%
5-Year	+	36.00%	+	6.34%	$13,600	+	5.32%
Since Inception (12/3/07)	+	57.79%	+	7.00%	$15,779	+	6.61%
Advisor								0.76%	0.87%
1-Year	+	8.09%	+	8.09%	$10,809	+	3.35%
5-Year	+	39.26%	+	6.85%	$13,926	+	5.82%
Since Inception (12/3/07)	+	62.99%	+	7.51%	$16,299	+	7.13%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

franklintempleton.com

Annual Report

| 7

TEMPLETON INTERNATIONAL BOND FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

8 | Annual Report franklintempleton.com

TEMPLETON INTERNATIONAL BOND FUND

PERFORMANCE SUMMARY

franklintempleton.com Annual Report | 9

TEMPLETON INTERNATIONAL BOND FUND

PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Currency rates may fluctuate significantly over short periods of time and can reduce returns.
Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Investments in lower rated bonds include higher risk of default and loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 12/31/14 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: © 2014 Morningstar. The Citigroup Non-USD WGBI is a market capitalization-weighted index consisting of investment-grade world government bond markets;
it includes all WGBI countries except the U.S. and is stated in U.S. dollar terms.
8. Source: © Citigroup Index LLC 2014. All rights reserved.
9. Source: Bureau of Labor Statistics, bls.gov/cpi. The Consumer Price Index (CPI) is a commonly used measure of the inflation rate.

10 | Annual Report franklintempleton.com

TEMPLETON INTERNATIONAL BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

franklintempleton.com

Annual Report

| 11

TEMPLETON INTERNATIONAL BOND FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,038.60	$5.34
Hypothetical (5% return before expenses)	$1,000	$1,019.96	$5.30
C
Actual	$1,000	$1,036.70	$7.14
Hypothetical (5% return before expenses)	$1,000	$1,018.20	$7.07
R
Actual	$1,000	$1,038.40	$6.37
Hypothetical (5% return before expenses)	$1,000	$1,018.95	$6.31
Advisor
Actual	$1,000	$1,040.10	$3.81
Hypothetical (5% return before expenses)	$1,000	$1,021.48	$3.77

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.04%;
C: 1.39%; R: 1.24%; and Advisor: 0.74%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

12 | Annual Report

franklintempleton.com

TEMPLETON INCOME TRUST

Financial Highlights
Templeton International Bond Fund
		Year Ended August 31,
	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.30	$11.70	$12.06	$11.35	$10.52
Income from investment operations[a]:
Net investment income[b]	0.26	0.26	0.27	0.37	0.40
Net realized and unrealized gains (losses)	0.61	(0.14)	(0.12)	0.80	0.92
Total from investment operations	0.87	0.12	0.15	1.17	1.32
Less distributions from:
Net investment income and net foreign currency gains	(0.31)	(0.46)	(0.45)	(0.43)	(0.45)
Net realized gains	—	—[c]	(0.06)	(0.03)	(0.04)
Tax return of capital	—	(0.06)	—	—	—
Total distributions	(0.31)	(0.52)	(0.51)	(0.46)	(0.49)
Net asset value, end of year	$11.86	$11.30	$11.70	$12.06	$11.35

Total return[d]	7.77%	0.89%	1.45%	10.48%	12.62%

Ratios to average net assets
Expenses before waiver and payments by affiliates	1.14%	1.13%	1.23%	1.26%	1.42%
Expenses net of waiver and payments by affiliates	1.04%[e]	1.04%	1.04%	1.04%	1.04%[e]
Net investment income	2.23%	2.14%	2.39%	3.04%	3.53%

Supplemental data
Net assets, end of year (000’s)	$141,831	$127,365	$145,916	$112,336	$61,688
Portfolio turnover rate	33.45%	43.53%	33.95%	16.91%	8.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report | 13

TEMPLETON INCOME TRUST

FINANCIAL HIGHLIGHTS

Templeton International Bond Fund (continued)
		Year Ended August 31,
	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.31	$11.71	$12.08	$11.36	$10.53
Income from investment operations[a]:
Net investment income[b]	0.22	0.21	0.23	0.33	0.36
Net realized and unrealized gains (losses)	0.61	(0.13)	(0.13)	0.81	0.92
Total from investment operations	0.83	0.08	0.10	1.14	1.28
Less distributions from:
Net investment income and net foreign currency gains	(0.27)	(0.42)	(0.41)	(0.39)	(0.41)
Net realized gains	—	—[c]	(0.06)	(0.03)	(0.04)
Tax return of capital	—	(0.06)	—	—	—
Total distributions	(0.27)	(0.48)	(0.47)	(0.42)	(0.45)
Net asset value, end of year	$11.87	$11.31	$11.71	$12.08	$11.36

Total return[d]	7.38%	0.58%	1.01%	10.17%	12.21%

Ratios to average net assets
Expenses before waiver and payments by affiliates	1.49%	1.48%	1.58%	1.61%	1.77%
Expenses net of waiver and payments by affiliates	1.39%[e]	1.39%	1.39%	1.39%	1.39%[e]
Net investment income	1.88%	1.79%	2.04%	2.69%	3.18%

Supplemental data
Net assets, end of year (000’s)	$23,990	$27,270	$24,817	$23,383	$13,003
Portfolio turnover rate	33.45%	43.53%	33.95%	16.91%	8.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eBenefit of expense reduction rounds to less than 0.01%.

14 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton International Bond Fund (continued)
		Year Ended August 31,
	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.31	$11.71	$12.08	$11.35	$10.52
Income from investment operations[a]:
Net investment income[b]	0.24	0.23	0.25	0.34	0.37
Net realized and unrealized gains (losses)	0.61	(0.13)	(0.13)	0.82	0.93
Total from investment operations	0.85	0.10	0.12	1.16	1.30
Less distributions from:
Net investment income and net foreign currency gains	(0.29)	(0.44)	(0.43)	(0.40)	(0.43)
Net realized gains	—	—[c]	(0.06)	(0.03)	(0.04)
Tax return of capital	—	(0.06)	—	—	—
Total distributions	(0.29)	(0.50)	(0.49)	(0.43)	(0.47)
Net asset value, end of year	$11.87	$11.31	$11.71	$12.08	$11.35

Total return	7.55%	0.71%	1.17%	10.34%	12.49%

Ratios to average net assets
Expenses before waiver and payments by affiliates	1.34%	1.33%	1.43%	1.46%	1.62%
Expenses net of waiver and payments by affiliates	1.24%[d]	1.24%	1.24%	1.24%	1.24%[d]
Net investment income	2.03%	1.94%	2.19%	2.84%	3.33%

Supplemental data
Net assets, end of year (000’s)	$1,558	$1,452	$825	$793	$413
Portfolio turnover rate	33.45%	43.53%	33.95%	16.91%	8.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com

The accompanying notes are an integral part of these financial statements. | Annual Report | 15

TEMPLETON INCOME TRUST
FINANCIAL HIGHLIGHTS

Templeton International Bond Fund (continued)
		Year Ended August 31,
	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.31	$11.71	$12.07	$11.36	$10.53
Income from investment operations[a]:
Net investment income[b]	0.30	0.29	0.31	0.39	0.43
Net realized and unrealized gains (losses)	0.60	(0.14)	(0.13)	0.81	0.92
Total from investment operations	0.90	0.15	0.18	1.20	1.35
Less distributions from:
Net investment income and net foreign currency gains	(0.34)	(0.49)	(0.48)	(0.46)	(0.48)
Net realized gains	—	—[c]	(0.06)	(0.03)	(0.04)
Tax return of capital	—	(0.06)	—	—	—
Total distributions	(0.34)	(0.55)	(0.54)	(0.49)	(0.52)
Net asset value, end of year	$11.87	$11.31	$11.71	$12.07	$11.36

Total return	8.09%	1.17%	1.76%	10.80%	12.94%

Ratios to average net assets
Expenses before waiver and payments by affiliates	0.84%	0.83%	0.93%	0.96%	1.12%
Expenses net of waiver and payments by affiliates	0.74%[d]	0.74%	0.74%	0.74%	0.74%[d]
Net investment income	2.53%	2.44%	2.69%	3.34%	3.83%

Supplemental data
Net assets, end of year (000’s)	$355,214	$251,785	$149,399	$109,055	$17,404
Portfolio turnover rate	33.45%	43.53%	33.95%	16.91%	8.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dBenefit of expense reduction rounds to less than 0.01%.

16 | Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

TEMPLETON INCOME TRUST

Statement of Investments, August 31, 2014

Templeton International Bond Fund
	Principal Amount*		Value
Foreign Government and Agency Securities 63.4%
Brazil 4.7%
Letra Tesouro Nacional, Strip,
1/01/16	2,360	[a] BRL	$913,107
1/01/17	9,060	[a] BRL	3,149,338
1/01/18	6,330	[a] BRL	1,976,919
Nota Do Tesouro Nacional,
10.00%, 1/01/17	13,550	[a] BRL	5,892,912
10.00%, 1/01/21	1,790	[a] BRL	758,047
10.00%, 1/01/23	5,700	[a] BRL	2,388,462
[b]Index Linked, 6.00%, 5/15/15	1,634	[a] BRL	1,825,189
[b]Index Linked, 6.00%, 8/15/16	708	[a] BRL	794,424
[b]Index Linked, 6.00%, 5/15/17	9	[a] BRL	10,170
[b]Index Linked, 6.00%, 8/15/18	1,155	[a] BRL	1,300,046
[b]Index Linked, 6.00%, 8/15/22	3,170	[a] BRL	3,601,927
senior note, 10.00%, 1/01/19	4,660	[a] BRL	2,000,315
			24,610,856
Canada 1.8%
Government of Canada,
1.00%, 11/01/14	2,605,000	CAD	2,395,723
2.00%, 12/01/14	2,060,000	CAD	1,899,376
1.00%, 2/01/15	5,622,000	CAD	5,170,606
			9,465,705
Hungary 4.3%
Government of Hungary,
7.75%, 8/24/15	49,340,000	HUF	217,956
5.50%, 2/12/16	38,700,000	HUF	169,486
5.50%, 12/22/16	63,700,000	HUF	282,940
4.125%, 2/19/18	260,000		270,238
4.00%, 4/25/18	141,200,000	HUF	604,024
6.00%, 1/11/19	400,000	EUR	608,969
6.50%, 6/24/19	328,200,000	HUF	1,541,952
7.50%, 11/12/20	131,850,000	HUF	657,292
5.375%, 2/21/23	480,000		517,992
A, 8.00%, 2/12/15	25,800,000	HUF	110,650
A, 6.75%, 11/24/17	992,350,000	HUF	4,607,299
A, 5.50%, 12/20/18	133,720,000	HUF	604,166
A, 7.00%, 6/24/22	122,960,000	HUF	608,630
A, 6.00%, 11/24/23	161,420,000	HUF	758,858
B, 6.75%, 2/24/17	330,100,000	HUF	1,505,807
B, 5.50%, 6/24/25	247,490,000	HUF	1,120,426
senior note, 6.25%, 1/29/20	2,474,000		2,800,259
senior note, 6.375%, 3/29/21	3,392,000		3,873,240
[c]senior note, Reg S, 3.50%, 7/18/16	25,000	EUR	34,304
[c]senior note, Reg S, 4.375%, 7/04/17	630,000	EUR	889,846
[c]senior note, Reg S, 5.75%, 6/11/18	555,000	EUR	829,450
[c]senior note, Reg S, 3.875%, 2/24/20	55,000	EUR	77,764
			22,691,548
Iceland 0.2%
[d]Government of Iceland, 144A, 5.875%, 5/11/22	900,000		1,029,132

franklintempleton.com Annual Report | 17

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
India 2.0%
Government of India,
senior bond, 7.80%, 5/03/20	103,000,000	INR	$1,633,227
senior bond, 8.28%, 9/21/27	31,100,000	INR	492,173
senior bond, 8.60%, 6/02/28	106,800,000	INR	1,748,056
senior note, 7.28%, 6/03/19	4,000,000	INR	62,691
senior note, 8.12%, 12/10/20	77,300,000	INR	1,241,002
senior note, 8.35%, 5/14/22	30,400,000	INR	491,062
senior note, 7.16%, 5/20/23	19,100,000	INR	284,974
senior note, 8.83%, 11/25/23	257,900,000	INR	4,292,382
			10,245,567
Indonesia 0.9%
Government of Indonesia,
FR31, 11.00%, 11/15/20	15,557,000,000	IDR	1,518,517
FR34, 12.80%, 6/15/21	8,451,000,000	IDR	900,946
FR35, 12.90%, 6/15/22	1,670,000,000	IDR	180,572
FR40, 11.00%, 9/15/25	1,060,000,000	IDR	107,689
FR42, 10.25%, 7/15/27	5,447,000,000	IDR	529,526
FR43, 10.25%, 7/15/22	95,000,000	IDR	9,054
FR44, 10.00%, 9/15/24	63,000,000	IDR	6,070
FR46, 9.50%, 7/15/23	2,590,000,000	IDR	238,423
FR47, 10.00%, 2/15/28	4,502,000,000	IDR	430,164
FR52, 10.50%, 8/15/30	7,100,000,000	IDR	702,848
senior bond, FR53, 8.25%, 7/15/21	351,000,000	IDR	30,268
			4,654,077
Ireland 4.7%
Government of Ireland,
5.90%, 10/18/19	2,010,000	EUR	3,333,531
4.50%, 4/18/20	1,947,000	EUR	3,069,743
5.00%, 10/18/20	6,522,000	EUR	10,645,181
senior bond, 5.40%, 3/13/25	4,445,580	EUR	7,738,626
			24,787,081
Lithuania 1.2%
Government of Lithuania,
[d]144A, 6.75%, 1/15/15	870,000		889,880
[d]144A, 7.375%, 2/11/20	640,000		783,846
[d]144A, 6.125%, 3/09/21	3,620,000		4,253,754
[c]Reg S, 7.375%, 2/11/20	190,000		232,704
			6,160,184
Malaysia 4.3%
Government of Malaysia,
3.741%, 2/27/15	26,345,000	MYR	8,384,005
3.835%, 8/12/15	10,265,000	MYR	3,275,713
4.72%, 9/30/15	4,710,000	MYR	1,517,587
3.197%, 10/15/15	25,835,000	MYR	8,192,109
senior bond, 4.262%, 9/15/16	180,000	MYR	58,046
senior bond, 3.814%, 2/15/17	55,000	MYR	17,584
senior note, 3.172%, 7/15/16	3,630,000	MYR	1,147,098
			22,592,142

18 | Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON	INCOME TRUST
STATEMENT OF	INVESTMENTS

Templeton International Bond Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Mexico 6.9%
Government of Mexico,
9.50%, 12/18/14	902,200	[e] MXN	$7,030,599
6.00%, 6/18/15	700,850	[e] MXN	5,483,501
8.00%, 12/17/15	934,680	[e] MXN	7,593,793
6.25%, 6/16/16	64,330	[e] MXN	516,815
7.25%, 12/15/16	1,650,000	[e] MXN	13,622,995
[f]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	26,954	[g] MXN	208,403
5.00%, 6/16/16	68,879	[g] MXN	574,848
3.50%, 12/14/17	52,536	[g] MXN	438,109
4.00%, 6/13/19	36,553	[g] MXN	314,570
			35,783,633
Philippines 0.2%
Government of the Philippines,
senior bond, 7.00%, 1/27/16	14,440,000	PHP	348,279
senior bond, 9.125%, 9/04/16	9,010,000	PHP	227,984
senior note, 1.625%, 4/25/16	24,830,000	PHP	563,207
			1,139,470
Poland 7.2%
Government of Poland,
6.25%, 10/24/15	700,000	PLN	228,429
5.00%, 4/25/16	15,790,000	PLN	5,148,042
4.75%, 10/25/16	22,910,000	PLN	7,532,842
4.75%, 4/25/17	870,000	PLN	288,991
5.75%, 9/23/22	1,500,000	PLN	557,872
[h]FRN, 2.69%, 1/25/17	12,579,000	PLN	3,934,237
[h]FRN, 2.69%, 1/25/21	12,760,000	PLN	3,947,144
senior note, 6.375%, 7/15/19	440,000		523,789
Strip, 7/25/15	32,596,000	PLN	9,975,331
Strip, 1/25/16	18,578,000	PLN	5,625,000
			37,761,677
Portugal 1.0%
Government of Portugal,
[d]144A, 5.125%, 10/15/24	4,790,000		4,972,619
[c]senior bond, Reg S, 4.95%, 10/25/23	40,100	EUR	60,391
[c]senior note, Reg S, 5.65%, 2/15/24	101,100	EUR	158,898
			5,191,908
Russia 0.4%
Government of Russia, senior bond,
[d]144A, 7.50%, 3/31/30	435,660		484,987
[c]Reg S, 7.50%, 3/31/30	1,342,600		1,494,616
			1,979,603
Serbia 0.5%
[d]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	520,000		542,750
4.875%, 2/25/20	1,010,000		1,030,831
7.25%, 9/28/21	1,110,000		1,278,459
			2,852,040

franklintempleton.com	Annual Report | 19

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Slovenia 2.0%
[d]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	1,900,000		$2,106,682
5.85%, 5/10/23	7,160,000		8,125,347
			10,232,029
South Korea 13.2%
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	5,921,200,000	KRW	5,844,308
senior bond, 2.80%, 8/02/15	4,796,600,000	KRW	4,749,698
senior bond, 2.81%, 10/02/15	330,000,000	KRW	327,013
senior note, 2.78%, 10/02/14	7,646,300,000	KRW	7,542,934
senior note, 2.84%, 12/02/14	4,664,080,000	KRW	4,605,651
senior note, 2.74%, 2/02/15	5,392,070,000	KRW	5,326,840
senior note, 2.76%, 6/02/15	3,771,100,000	KRW	3,730,864
senior note, 2.66%, 6/09/15	1,657,050,000	KRW	1,638,252
senior note, 2.90%, 12/02/15	9,814,900,000	KRW	9,741,344
senior note, 2.78%, 2/02/16	951,330,000	KRW	943,259
senior note, 2.80%, 4/02/16	2,616,700,000	KRW	2,596,416
senior note, 2.79%, 6/02/16	8,023,600,000	KRW	7,962,108
senior note, 2.46%, 8/02/16	563,000,000	KRW	555,457
Korea Treasury Bond,
senior bond, 4.00%, 3/10/16	168,800,000	KRW	170,400
senior bond, 5.00%, 9/10/16	16,000,000	KRW	16,568
senior note, 3.25%, 12/10/14	544,110,000	KRW	537,902
senior note, 4.50%, 3/10/15	84,400,000	KRW	84,160
senior note, 3.25%, 6/10/15	1,561,600,000	KRW	1,550,721
senior note, 4.00%, 9/10/15	438,800,000	KRW	439,838
senior note, 2.75%, 12/10/15	3,596,700,000	KRW	3,563,297
senior note, 2.75%, 6/10/16	3,314,400,000	KRW	3,286,763
senior note, 3.00%, 12/10/16	3,665,200,000	KRW	3,656,266
			68,870,059
Sri Lanka 0.2%
Government of Sri Lanka,
8.25%, 3/01/17	870,000	LKR	6,839
10.60%, 7/01/19	9,400,000	LKR	80,428
10.60%, 9/15/19	25,800,000	LKR	220,648
A, 11.75%, 3/15/15	200,000	LKR	1,578
A, 6.50%, 7/15/15	4,850,000	LKR	37,224
A, 11.00%, 8/01/15	26,300,000	LKR	209,843
A, 8.50%, 11/01/15	8,120,000	LKR	63,590
A, 6.40%, 8/01/16	3,800,000	LKR	28,967
A, 5.80%, 1/15/17	3,900,000	LKR	29,079
A, 8.00%, 11/15/18	13,760,000	LKR	107,135
A, 9.00%, 5/01/21	17,410,000	LKR	138,450
B, 6.40%, 10/01/16	2,200,000	LKR	16,667
B, 8.50%, 7/15/18	6,970,000	LKR	55,451
C, 8.50%, 4/01/18	5,330,000	LKR	42,301
D, 8.50%, 6/01/18	6,960,000	LKR	55,149
			1,093,349
Sweden 3.4%
Government of Sweden, 4.50%, 8/12/15	118,850,000	SEK	17,703,432

20 | Annual Report	franklintempleton.com

TEMPLETON	INCOME TRUST
STATEMENT OF	INVESTMENTS

Templeton International Bond Fund (continued)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Ukraine 4.2%
[d]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	100,000		$88,688
7.40%, 4/20/18	200,000		177,040
[d]Government of Ukraine,
144A, 9.25%, 7/24/17	3,680,000		3,397,100
144A, 7.75%, 9/23/20	7,439,000		6,509,720
senior bond, 144A, 6.58%, 11/21/16	1,455,000		1,289,348
senior bond, 144A, 7.80%, 11/28/22	4,430,000		3,870,712
senior note, 144A, 4.95%, 10/13/15	100,000	EUR	118,928
senior note, 144A, 6.25%, 6/17/16	1,100,000		981,750
senior note, 144A, 7.95%, 2/23/21	2,660,000		2,340,800
senior note, 144A, 7.50%, 4/17/23	3,800,000		3,241,875
			22,015,961
Vietnam 0.1%
[d]Government of Vietnam, 144A, 6.75%, 1/29/20	535,000		608,889
Total Foreign Government and Agency Securities
(Cost $318,418,006)			331,468,342
Short Term Investments 33.4%
Foreign Government and Agency Securities 13.0%
Canada 1.0%
[i]Canada Treasury Bills, 9/11/14 - 11/06/14	6,080,000	CAD	5,583,540
Malaysia 5.2%
[i]Bank of Negara Monetary Notes, 9/09/14 - 8/11/15	86,400,000	MYR	27,010,701
Mexico 1.6%
[i]Mexico Treasury Bills, 10/16/14 - 4/01/15	10,979,730	[j] MXN	8,334,884
Philippines 0.5%
[i]Philippine Treasury Bills, 9/03/14 - 8/05/15	118,560,000	PHP	2,710,655
Singapore 4.4%
[i]Monetary Authority of Singapore Treasury Bills,
10/31/14	17,978,000	SGD	14,387,049
11/14/14 - 11/25/14	10,615,000	SGD	8,493,379
			22,880,428
Sweden 0.3%
[i]Sweden Treasury Bills, 9/17/14 - 12/17/14	11,080,000	SEK	1,584,752
Total Foreign Government and Agency Securities
(Cost $67,512,623)			68,104,960
Total Investments before Money Market Funds
(Cost $385,930,629)			399,573,302

	Shares
Money Market Funds (Cost $106,337,648) 20.4%
United States 20.4%
[k,l]Institutional Fiduciary Trust Money Market Portfolio	106,337,648		106,337,648
Total Investments (Cost $492,268,277) 96.8%			505,910,950
Other Assets, less Liabilities 3.2%			16,682,252
Net Assets 100.0%			$522,593,202

franklintempleton.com	Annual Report | 21

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aPrincipal amount is stated in 1,000 Brazilian Real Units.
bRedemption price at maturity is adjusted for inflation. See Note 1(f).
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2014, the aggregate value of these securities was $3,777,973, representing 0.72% of net assets.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
August 31, 2014, the aggregate value of these securities was $48,123,137, representing 9.21% of net assets.
ePrincipal amount is stated in 100 Mexican Peso Units.
fPrincipal amount of security is adjusted for inflation. See Note 1(f).
gPrincipal amount is stated in 100 Unidad de Inversion Units.
hThe coupon rate shown represents the rate at period end.
iThe security is traded on a discount basis with no stated coupon rate.
jPrincipal amount is stated in 10 Mexican Peso Units.
kNon-income producing.
lSee Note 3(f) regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At August 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
				Contract Settlement			Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Euro	DBAB	Buy	153,000	201,532		9/03/14	$—	$(507)
Euro	DBAB	Sell	153,000	202,618		9/03/14	1,593	—
Indian Rupee	CITI	Buy	1,899,000	31,749		9/03/14	—	(401)
Indian Rupee	CITI	Sell	1,899,000	31,451		9/03/14	103	—
Indian Rupee	DBAB	Buy	1,705,000	28,524		9/03/14	—	(379)
Indian Rupee	DBAB	Sell	1,705,000	28,214		9/03/14	69	—
Indian Rupee	HSBK	Buy	28,986,500	481,188		9/03/14	428	(3,120)
Indian Rupee	HSBK	Sell	28,986,500	478,088		9/03/14	—	(408)
Mexican Peso	HSBK	Buy	5,527,700	403,393		9/03/14	19,060	—
Swedish Krona	BZWS	Buy	446,080	48,971	EUR	9/04/14	—	(532)
Chilean Peso	DBAB	Buy	2,750,000	4,846		9/05/14	—	(162)
Euro	DBAB	Sell	399,000	526,556		9/05/14	2,310	—
Polish Zloty	DBAB	Buy	6,080,000	1,392,515	EUR	9/05/14	66,965	—
Chilean Peso	DBAB	Buy	46,380,000	81,397		9/08/14	—	(2,429)
Indian Rupee	DBAB	Buy	559,000	9,297		9/09/14	—	(80)
Mexican Peso	HSBK	Buy	25,865,900	1,938,973		9/10/14	36,908	—
Swedish Krona	DBAB	Buy	4,700,000	518,867	EUR	9/10/14	—	(9,447)
Swedish Krona	MSCO	Buy	1,496,000	164,560	EUR	9/11/14	—	(2,228)
Swedish Krona	MSCO	Buy	4,843,300	533,171	EUR	9/12/14	—	(7,755)
Singapore Dollar	HSBK	Buy	648,300	511,036		9/15/14	7,994	—
Swedish Krona	BZWS	Buy	2,847,000	314,155	EUR	9/15/14	—	(5,548)
Swedish Krona	MSCO	Buy	3,347,200	369,477	EUR	9/15/14	—	(6,690)
Swedish Krona	MSCO	Buy	2,491,900	274,611	EUR	9/16/14	—	(4,386)
Japanese Yen	BZWS	Sell	18,748,705	190,458		9/18/14	10,250	—
Malaysian Ringgit	DBAB	Buy	1,065,198	321,269		9/18/14	16,307	—
Euro	BZWS	Sell	60,021	80,188		9/19/14	1,320	—
Singapore Dollar	HSBK	Buy	650,000	513,428		9/19/14	6,961	—
Chilean Peso	JPHQ	Buy	697,200,000	1,202,587		9/23/14	—	(17,229)
Euro	DBAB	Sell	822,000	1,115,306		9/23/14	35,171	—
Hungarian Forint	JPHQ	Buy	81,867,000	270,054	EUR	9/23/14	—	(13,457)

22 | Annual Report

franklintempleton.com

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract Settlement			Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Indian Rupee	JPHQ	Buy	5,599,000	91,957		9/23/14	$114	$—
Euro	BZWS	Sell	144,692	195,878		9/24/14	5,747	—
Hungarian Forint	JPHQ	Buy	65,535,000	213,999	EUR	9/25/14	—	(7,925)
Euro	CITI	Sell	179,804	247,524		9/26/14	11,251	—
Euro	DBAB	Sell	382,000	515,480		9/26/14	13,512	—
Indian Rupee	DBAB	Buy	20,664,000	339,032		9/26/14	576	—
Malaysian Ringgit	DBAB	Buy	209,000	63,944		9/26/14	2,258	—
Malaysian Ringgit	HSBK	Buy	217,000	66,351		9/26/14	2,385	—
South Korean Won	HSBK	Buy	871,000,000	796,889		9/26/14	60,816	—
Euro	BZWS	Sell	905,000	1,222,610		9/29/14	33,369	—
Japanese Yen	JPHQ	Sell	18,778,488	191,120		9/29/14	10,610	—
Swedish Krona	CITI	Buy	4,902,115	533,521	EUR	9/29/14	96	—
Euro	DBAB	Sell	2,210,000	2,984,318		9/30/14	80,182	—
Euro	GSCO	Sell	600,000	809,586		9/30/14	21,133	—
Euro	HSBK	Sell	810,000	1,095,031		9/30/14	30,619	—
Indian Rupee	DBAB	Buy	52,181,233	855,335		9/30/14	1,697	—
Indian Rupee	JPHQ	Buy	4,211,000	69,546		9/30/14	—	(384)
Japanese Yen	JPHQ	Sell	4,170,000	42,291		9/30/14	2,206	—
Mexican Peso	HSBK	Buy	9,133,350	696,857		9/30/14	—	(88)
Swedish Krona	DBAB	Buy	929,000	100,959	EUR	9/30/14	213	—
Swedish Krona	UBSW	Buy	1,661,000	180,330 EUR 10/01/14			613	—
Euro	DBAB	Sell	5,674,000	7,701,888		10/03/14	245,583	—
Hungarian Forint	DBAB	Buy	154,700,000	687,189		10/03/14	—	(42,255)
Euro	DBAB	Sell	780,000	1,061,190		10/07/14	36,147	—
Euro	JPHQ	Sell	430,000	586,419		10/07/14	21,331	—
Indian Rupee	CITI	Buy	1,899,000	31,285		10/07/14	—	(124)
Indian Rupee	DBAB	Buy	3,003,000	48,874		10/07/14	403	—
Indian Rupee	HSBK	Buy	55,671,000	919,992		10/07/14	—	(6,484)
Euro	DBAB	Sell	1,740,000	2,363,581		10/09/14	76,914	—
Euro	GSCO	Sell	195,000	264,917		10/09/14	8,653	—
Swedish Krona	DBAB	Buy	15,800,000	1,695,989 EUR 10/09/14			31,112	—
Chilean Peso	MSCO	Buy	183,130,000	328,927		10/10/14	—	(18,031)
Euro	JPHQ	Sell	193,000	261,213		10/14/14	7,567	—
Mexican Peso	DBAB	Buy	46,934,000	3,466,322		10/14/14	110,922	—
Indian Rupee	DBAB	Buy	3,601,000	59,076		10/15/14	—	(49)
Indian Rupee	DBAB	Buy	5,436,000	89,145		10/17/14	—	(62)
Swedish Krona	DBAB	Buy	22,101,574	2,384,796 EUR 10/17/14			27,000	—
Euro	HSBK	Sell	170,000	230,865		10/20/14	7,437	—
Indian Rupee	DBAB	Buy	57,061,432	922,491		10/20/14	12,237	—
Malaysian Ringgit	JPHQ	Buy	433,000	133,844		10/20/14	3,112	—
Indian Rupee	JPHQ	Buy	3,120,000	51,106		10/21/14	—	(3)
Indian Rupee	DBAB	Buy	1,094,000	17,917		10/22/14	—	(1)
Indian Rupee	JPHQ	Buy	1,559,000	25,532		10/22/14	—	(1)
Japanese Yen	BZWS	Sell	20,800,000	213,290		10/22/14	13,313	—
Malaysian Ringgit	HSBK	Buy	389,000	121,290		10/22/14	1,735	—
Chilean Peso	CITI	Buy	167,590,000	321,670		10/24/14	—	(37,483)
Euro	DBAB	Sell	623,000	860,357		10/24/14	41,533	—
Malaysian Ringgit	DBAB	Buy	278,000	86,322		10/24/14	1,588	—
Malaysian Ringgit	HSBK	Buy	186,060	57,461		10/24/14	1,375	—
Euro	BZWS	Sell	901,419	1,246,401		10/27/14	61,618	—
Euro	DBAB	Sell	306,000	422,265		10/29/14	20,067	—
Euro	GSCO	Sell	289,000	398,762		10/29/14	18,908	—

franklintempleton.com Annual Report | 23

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date Appreciation Depreciation
Indian Rupee	DBAB	Buy	17,949,933	295,108	10/30/14	$—	$(1,476)
Indian Rupee	HSBK	Buy	14,276,000	234,784	10/30/14	—	(1,252)
Swedish Krona	BZWS	Buy	4,650,000	507,252 EUR 10/30/14		—	(1,641)
Chilean Peso	DBAB	Buy	17,020,200	32,286	10/31/14	—	(3,442)
Euro	DBAB	Sell	572,116	790,098	10/31/14	38,113	—
Indian Rupee	DBAB	Buy	17,949,933	293,847	10/31/14	—	(264)
Indian Rupee	HSBK	Buy	20,370,000	333,519	10/31/14	—	(355)
Malaysian Ringgit	JPHQ	Buy	267,000	83,490	10/31/14	907	—
Euro	DBAB	Sell	36,060	49,620	11/03/14	2,222	—
Indian Rupee	DBAB	Buy	1,705,000	27,951	11/03/14	—	(79)
Indian Rupee	HSBK	Buy	28,986,500	473,790	11/03/14	62	—
Euro	BZWS	Sell	254,534	344,232	11/05/14	9,661	—
Euro	DBAB	Sell	148,000	200,147	11/05/14	5,609	—
Japanese Yen	BZWS	Sell	15,100,000	153,987	11/05/14	8,798	—
Japanese Yen	CITI	Sell	15,120,000	154,232	11/05/14	8,850	—
Japanese Yen	SCNY	Sell	30,300,000	309,784	11/05/14	18,444	—
Indian Rupee	CITI	Buy	1,881,000	30,521	11/07/14	207	—
Euro	DBAB	Sell	113,000	152,985	11/10/14	4,447	—
Japanese Yen	CITI	Sell	34,542,911	351,367	11/10/14	19,219	—
Euro	JPHQ	Sell	1,121,018	1,494,810	11/12/14	21,216	—
Indian Rupee	DBAB	Buy	21,608,400	345,417	11/12/14	7,287	—
Indian Rupee	HSBK	Buy	590,000	9,432	11/12/14	198	—
Japanese Yen	HSBK	Sell	15,273,000	154,899	11/12/14	8,039	—
Indian Rupee	HSBK	Buy	60,215,065	971,266	11/13/14	11,431	—
Indian Rupee	JPHQ	Buy	127,033,640	2,048,649	11/13/14	24,512	—
Japanese Yen	JPHQ	Sell	33,933,000	343,139	11/13/14	16,849	—
Indian Rupee	JPHQ	Buy	4,211,000	68,834	11/14/14	—	(123)
Japanese Yen	MSCO	Sell	6,000,000	60,384	11/14/14	2,689	—
Euro	DBAB	Sell	1,328,838	1,786,251	11/17/14	39,407	—
Euro	MSCO	Sell	217,000	292,035	11/17/14	6,775	—
Japanese Yen	CITI	Sell	44,512,000	449,525	11/17/14	21,500	—
Japanese Yen	SCNY	Sell	34,402,400	347,085	11/17/14	16,273	—
Euro	DBAB	Sell	431,774	581,556	11/19/14	13,953	—
Indian Rupee	HSBK	Buy	59,357,090	954,742	11/19/14	12,973	—
Indian Rupee	JPHQ	Buy	5,421,000	87,209	11/19/14	1,171	—
Japanese Yen	CITI	Sell	29,454,000	294,841	11/19/14	11,609	—
Japanese Yen	DBAB	Sell	23,793,000	238,025	11/19/14	9,230	—
Malaysian Ringgit	DBAB	Buy	498,560	152,994	11/19/14	4,427	—
Euro	DBAB	Sell	430,000	581,941	11/20/14	16,665	—
Euro	JPHQ	Sell	1,446,631	1,958,129	11/20/14	56,396	—
Japanese Yen	CITI	Sell	33,082,000	331,949	11/20/14	13,827	—
Japanese Yen	HSBK	Sell	6,209,000	62,270	11/20/14	2,563	—
Japanese Yen	JPHQ	Sell	21,372,000	214,298	11/20/14	8,782	—
Malaysian Ringgit	HSBK	Buy	324,000	99,509	11/20/14	2,789	—
Indian Rupee	DBAB	Buy	1,365,000	22,162	11/21/14	84	—
Swedish Krona	DBAB	Buy	14,985,470	1,635,790 EUR 11/26/14		—	(7,221)
Chilean Peso	DBAB	Buy	14,200,000	24,952	11/28/14	—	(947)
Euro	DBAB	Sell	13,877	18,803	11/28/14	560	—
Indian Rupee	DBAB	Buy	20,664,000	337,168	11/28/14	—	(792)
Singapore Dollar	DBAB	Buy	187,500	149,310	11/28/14	802	—
Swedish Krona	BZWS	Buy	1,880,000	205,152 EUR 11/28/14		—	(825)

24 | Annual Report

franklintempleton.com

TEMPLETON	INCOME TRUST
STATEMENT OF	INVESTMENTS

Templeton International Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date Appreciation Depreciation
Swedish Krona	DBAB	Buy	31,900,000	3,479,798 EUR 11/28/14		$—	$(12,357)
Chilean Peso	DBAB	Buy	14,200,000	24,908	12/01/14	—	(909)
Chilean Peso	DBAB	Buy	19,120,000	34,707	12/04/14	—	(2,400)
Euro	CITI	Sell	2,756,000	3,734,242	12/04/14	110,839	—
Chilean Peso	DBAB	Buy	36,390,000	65,662	12/09/14	—	(4,197)
Euro	HSBK	Sell	30,268	41,315	12/09/14	1,520	—
Euro	SCNY	Sell	142,592	194,799	12/09/14	7,322	—
Mexican Peso	CITI	Buy	11,809,000	889,835	12/16/14	6,694	—
Mexican Peso	CITI	Buy	5,661,490	425,260	12/18/14	4,499	—
Singapore Dollar	JPHQ	Buy	404,000	322,632	12/19/14	815	—
Singapore Dollar	DBAB	Buy	612,000	489,910	12/23/14	66	—
Chilean Peso	DBAB	Buy	27,470,000	50,059	1/07/15	—	(3,763)
Euro	DBAB	Sell	722,726	985,748	1/07/15	35,320	—
Japanese Yen	DBAB	Sell	23,005,000	220,905	1/07/15	—	(420)
Malaysian Ringgit	DBAB	Buy	345,400	102,942	1/08/15	5,797	—
Malaysian Ringgit	JPHQ	Buy	875,900	261,400	1/08/15	14,349	—
Malaysian Ringgit	JPHQ	Buy	471,000	140,664	1/09/15	7,607	—
Chilean Peso	DBAB	Buy	38,600,000	70,201	1/12/15	—	(5,172)
Chilean Peso	MSCO	Buy	36,800,000	66,721	1/12/15	—	(4,724)
Malaysian Ringgit	JPHQ	Buy	141,000	42,152	1/12/15	2,226	—
Mexican Peso	CITI	Buy	13,581,791	1,012,056	1/12/15	17,257	—
Euro	SCNY	Sell	195,249	265,345	1/13/15	8,570	—
Japanese Yen	CITI	Sell	7,840,000	74,959	1/13/15	—	(472)
Euro	CITI	Sell	32,570	44,471	1/14/15	1,637	—
Euro	DBAB	Sell	86,000	117,412	1/14/15	4,311	—
Euro	JPHQ	Sell	22,549	30,824	1/14/15	1,170	—
Japanese Yen	SCNY	Sell	23,520,000	225,115	1/14/15	—	(1,180)
Japanese Yen	HSBK	Sell	28,700,000	275,962	1/15/15	—	(176)
Malaysian Ringgit	JPHQ	Buy	230,000	68,997	1/15/15	3,382	—
Euro	DBAB	Sell	105,000	143,661	1/16/15	5,571	—
Japanese Yen	DBAB	Sell	7,860,000	76,040	1/16/15	414	—
Japanese Yen	SCNY	Sell	37,130,000	359,360	1/16/15	2,110	—
Malaysian Ringgit	JPHQ	Buy	99,000	29,829	1/16/15	1,323	—
Euro	BZWS	Sell	249,000	339,387	1/21/15	11,904	—
Euro	CITI	Sell	48,798	66,235	1/22/15	2,056	—
Euro	JPHQ	Sell	32,570	44,259	1/22/15	1,422	—
Euro	DBAB	Sell	531,000	720,673	1/26/15	22,280	—
Singapore Dollar	JPHQ	Buy	410,000	330,512	1/26/15	—	(2,250)
Euro	BZWS	Sell	517,624	707,366	1/27/15	26,560	—
Japanese Yen	GSCO	Sell	33,200,000	321,161	1/27/15	1,687	—
Japanese Yen	DBAB	Sell	31,548,058	308,992	1/28/15	5,411	—
Japanese Yen	HSBK	Sell	40,858,365	399,257	1/28/15	6,085	—
Euro	CITI	Sell	111,900	152,987	1/29/15	5,808	—
Euro	DBAB	Sell	548,000	749,126	1/30/15	28,352	—
Chilean Peso	DBAB	Buy	45,250,000	79,834	2/04/15	—	(3,734)
Malaysian Ringgit	JPHQ	Buy	753,000	222,524	2/04/15	14,154	—
Chilean Peso	DBAB	Buy	68,600,000	120,875	2/05/15	—	(5,514)
Chilean Peso	BZWS	Buy	48,400,000	83,564	2/09/15	—	(2,197)
Chilean Peso	DBAB	Buy	74,940,000	129,542	2/09/15	—	(3,558)
Euro	DBAB	Sell	2,298,000	3,108,505	2/09/15	85,770	—
Euro	GSCO	Sell	616,000	858,544	2/09/15	48,272	—
Malaysian Ringgit	HSBK	Buy	3,370,000	1,044,346	2/09/15	14,577	—
Singapore Dollar	HSBK	Buy	372,000	298,555	2/09/15	—	(713)

franklintempleton.com						Annual Report | 25

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract Settlement			Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Chilean Peso	BZWS	Buy	33,500,000	57,629		2/10/15	$—	$(1,316)
Euro	BZWS	Sell	152,000	206,788		2/10/15	6,850	—
Euro	CITI	Sell	203,000	276,054		2/10/15	9,030	—
Euro	HSBK	Sell	152,000	206,737		2/10/15	6,798	—
Japanese Yen	CITI	Sell	42,706,000	420,633		2/10/15	9,625	—
Euro	BZWS	Sell	493,000	670,332		2/11/15	21,842	—
Chilean Peso	MSCO	Buy	46,470,000	80,733		2/12/15	—	(2,629)
Japanese Yen	GSCO	Sell	49,397,000	483,801		2/12/15	8,388	—
Singapore Dollar	BZWS	Buy	105,482	84,224		2/12/15	231	—
Singapore Dollar	DBAB	Buy	741,000	590,909		2/12/15	2,375	—
Euro	SCNY	Sell	327,000	447,408		2/13/15	17,267	—
Chilean Peso	DBAB	Buy	17,300,000	30,108		2/17/15	—	(1,042)
Mexican Peso	MSCO	Buy	8,240,820	602,399		2/17/15	20,687	—
Singapore Dollar	BZWS	Buy	303,000	242,798		2/17/15	—	(199)
Chilean Peso	DBAB	Buy	18,500,000	31,659		2/18/15	—	(579)
Japanese Yen	GSCO	Sell	4,527,440	44,577		2/18/15	1,001	—
Japanese Yen	JPHQ	Sell	8,460,000	83,314		2/18/15	1,888	—
Malaysian Ringgit	HSBK	Buy	1,364,326	403,742		2/18/15	24,728	—
Singapore Dollar	HSBK	Buy	227,500	179,984		2/18/15	2,165	—
Singapore Dollar	HSBK	Sell	227,500	179,715		2/18/15	—	(2,435)
Euro	JPHQ	Sell	388,000	532,109		2/19/15	21,706	—
Chilean Peso	JPHQ	Buy	9,450,000	16,195		2/20/15	—	(322)
Euro	BZWS	Sell	695,000	954,979		2/20/15	40,719	—
Chilean Peso	MSCO	Buy	22,850,000	40,004		2/23/15	—	(1,630)
Euro	DBAB	Sell	1,050,000	1,443,330		2/23/15	62,044	—
Euro	GSCO	Sell	198,000	272,478		2/23/15	12,007	—
Hungarian Forint	DBAB	Buy	1,911,830,000	5,973,535	EUR	2/23/15	72,756	—
Singapore Dollar	DBAB	Buy	227,500	182,171		2/23/15	—	(21)
Chilean Peso	JPHQ	Buy	32,200,000	56,412		2/24/15	—	(2,341)
Euro	DBAB	Sell	1,550,000	2,125,980		2/24/15	86,923	—
Japanese Yen	HSBK	Sell	32,060,000	314,246		2/24/15	5,652	—
Chilean Peso	MSCO	Buy	22,000,000	38,371		2/25/15	—	(1,431)
Euro	DBAB	Sell	7,365,710	10,100,504		2/25/15	410,692	—
Japanese Yen	JPHQ	Sell	32,100,000	313,290		2/25/15	4,308	—
Chilean Peso	DBAB	Buy	16,920,000	29,457		2/26/15	—	(1,049)
Euro	BZWS	Sell	721,115	990,373		2/26/15	41,715	—
Euro	SCNY	Sell	125,681	172,598		2/26/15	7,259	—
Japanese Yen	BZWS	Sell	17,800,000	174,054		2/26/15	2,716	—
Japanese Yen	SCNY	Sell	23,295,000	227,985		2/26/15	3,753	—
Malaysian Ringgit	HSBK	Buy	72,400	22,660		2/26/15	67	—
Euro	BOFA	Sell	237,212	324,340		2/27/15	12,274	—
Euro	DBAB	Sell	194,873	267,112		2/27/15	10,746	—
Malaysian Ringgit	HSBK	Buy	123,600	37,026		2/27/15	1,770	—
Mexican Peso	MSCO	Buy	4,153,100	304,346		2/27/15	9,464	—
Polish Zloty	DBAB	Buy	1,727,633	407,345	EUR	2/27/15	—	(1,860)
Singapore Dollar	DBAB	Buy	974,000	778,204		2/27/15	1,644	—
Swedish Krona	GSCO	Buy	1,880,000	209,775	EUR	3/02/15	—	(7,129)
Chilean Peso	DBAB	Buy	2,750,000	4,746		3/03/15	—	(131)
Japanese Yen	JPHQ	Sell	70,000,000	687,438		3/03/15	13,598	—
Polish Zloty	DBAB	Buy	2,370,000	556,142	EUR	3/03/15	804	—
Japanese Yen	HSBK	Sell	33,100,000	324,351		3/04/15	5,717	—
Malaysian Ringgit	JPHQ	Buy	770,000	230,594		3/04/15	11,022	—
Euro	DBAB	Sell	62,000	85,476		3/05/15	3,907	—

26 | Annual Report							franklintempleton.com

TEMPLETON	INCOME TRUST
STATEMENT OF	INVESTMENTS

Templeton International Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract	Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Euro	BZWS	Sell	869,226	1,194,122		3/09/15	$50,489	$—
Euro	DBAB	Sell	2,120,000	2,910,654		3/09/15	121,389	—
Euro	HSBK	Sell	71,000	97,608		3/09/15	4,194	—
Euro	CITI	Sell	268,000	370,919		3/10/15	18,310	—
Euro	MSCO	Sell	202,000	279,765		3/10/15	13,993	—
Malaysian Ringgit	HSBK	Buy	3,220,478	970,345		3/11/15	39,767	—
Singapore Dollar	CITI	Buy	1,986,247	1,572,767		3/11/15	17,584	—
Chilean Peso	JPHQ	Buy	3,923,654,400	6,767,839		3/12/15	—	(186,477)
Malaysian Ringgit	JPHQ	Buy	827,010	247,297		3/12/15	12,081	—
Chilean Peso	DBAB	Buy	45,131,875	76,704		3/13/15	—	(1,007)
Mexican Peso	CITI	Buy	3,811,400	287,263		3/13/15	455	—
Euro	DBAB	Sell	563,000	780,875		3/16/15	40,089	—
Euro	JPHQ	Sell	418,000	579,277		3/16/15	29,279	—
Japanese Yen	JPHQ	Sell	172,858,450	1,688,483		3/16/15	24,244	—
Euro	BZWS	Sell	132,892	185,318		3/17/15	10,459	—
Euro	CITI	Sell	98,445	137,360		3/17/15	7,827	—
Japanese Yen	CITI	Sell	18,818,061	183,910		3/17/15	2,732	—
Mexican Peso	CITI	Buy	3,216,100	235,586		3/17/15	7,128	—
Singapore Dollar	CITI	Buy	12,226,774	9,678,058		3/17/15	111,790	—
Hungarian Forint	DBAB	Buy	166,328,700	521,243	EUR	3/19/15	3,487	—
Hungarian Forint	JPHQ	Buy	49,849,400	156,243	EUR	3/19/15	1,013	—
Japanese Yen	CITI	Sell	16,634,000	163,859		3/19/15	3,705	—
Japanese Yen	MSCO	Sell	23,490,000	232,643		3/19/15	6,479	—
Chilean Peso	JPHQ	Buy	19,100,000	32,400		3/20/15	—	(381)
Hungarian Forint	JPHQ	Buy	166,351,000	523,166	EUR	3/20/15	1,016	—
Euro	BZWS	Sell	81,680	113,739		3/23/15	6,258	—
Euro	DBAB	Sell	236,000	328,512		3/23/15	17,965	—
Mexican Peso	CITI	Buy	9,393,800	687,184		3/24/15	21,415	—
Japanese Yen	BZWS	Sell	13,651,450	133,785		3/25/15	2,339	—
Euro	DBAB	Sell	202,000	278,184		3/26/15	12,369	—
Malaysian Ringgit	DBAB	Buy	151,000	44,834		3/26/15	2,484	—
Malaysian Ringgit	HSBK	Buy	144,000	42,738		3/26/15	2,387	—
Euro	BZWS	Sell	905,000	1,249,805		3/27/15	58,886	—
Euro	DBAB	Sell	41,097	56,570		3/31/15	2,487	—
Malaysian Ringgit	HSBK	Buy	5,070,000	1,509,917		3/31/15	78,355	—
Euro	BZWS	Sell	212,293	292,635		4/02/15	13,255	—
Euro	DBAB	Sell	615,917	849,767		4/07/15	39,171	—
Euro	HSBK	Sell	396,000	545,955		4/10/15	24,772	—
Malaysian Ringgit	HSBK	Buy	2,100,000	630,536		4/10/15	26,925	—
Euro	DBAB	Sell	541,689	747,677		4/13/15	34,728	—
Euro	SCNY	Sell	198,000	273,682		4/13/15	13,082	—
Euro	JPHQ	Sell	450,000	623,723		4/14/15	31,444	—
Euro	DBAB	Sell	170,000	235,824		4/15/15	12,072	—
Japanese Yen	CITI	Sell	20,800,000	205,480		4/15/15	5,152	—
Chilean Peso	MSCO	Buy	164,090,000	289,400		4/16/15	—	(14,826)
Euro	HSBK	Sell	507,192	704,292		4/16/15	36,725	—
Euro	BZWS	Sell	208,570	287,844		4/22/15	13,307	—
Euro	DBAB	Sell	4,203,000	5,808,126		4/22/15	275,796	—
Euro	JPHQ	Sell	4,457,929	6,167,300		4/22/15	299,412	—
Chilean Peso	JPHQ	Buy	103,971,000	179,803		4/28/15	—	(5,970)
Euro	BZWS	Sell	201,960	280,009		4/30/15	14,152	—
Euro	SCNY	Sell	1,228,000	1,699,380		4/30/15	82,855	—
Euro	BZWS	Sell	737,531	1,022,115		5/05/15	51,188	—

franklintempleton.com							Annual Report	| 27

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract	Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Euro	BZWS	Sell	379,000	525,972		5/07/15	$27,026	$—
Euro	GSCO	Sell	1,104,872	1,533,717		5/07/15	79,172	—
Chilean Peso	MSCO	Buy	18,800,000	32,087		5/11/15	—	(683)
Japanese Yen	CITI	Sell	42,707,000	421,706		5/12/15	10,259	—
Euro	CITI	Sell	504,830	695,504		5/13/15	30,864	—
Euro	GSCO	Sell	469,000	646,206		5/13/15	28,738	—
Euro	SCNY	Sell	190,000	261,359		5/13/15	11,212	—
Japanese Yen	GSCO	Sell	57,105,000	562,555		5/13/15	12,389	—
Japanese Yen	SCNY	Sell	42,686,000	420,883		5/13/15	9,634	—
Euro	GSCO	Sell	274,000	377,419		5/14/15	16,677	—
Japanese Yen	CITI	Sell	42,685,000	419,925		5/14/15	8,681	—
Euro	BZWS	Sell	896,946	1,231,256		5/18/15	50,310	—
Singapore Dollar	DBAB	Buy	795,900	637,051		5/19/15	283	—
Euro	GSCO	Sell	2,787,000	3,826,021		5/21/15	156,461	—
Mexican Peso	DBAB	Buy	14,550,000	1,095,880		5/21/15	—	(2,628)
Euro	BZWS	Sell	405,000	555,306		5/22/15	22,049	—
Malaysian Ringgit	HSBK	Buy	17,700	5,388		5/22/15	139	—
Euro	JPHQ	Sell	543,898	743,519		5/26/15	27,349	—
Mexican Peso	HSBK	Buy	8,043,980	604,992		5/26/15	—	(791)
Malaysian Ringgit	HSBK	Buy	72,700	22,155		5/28/15	540	—
Malaysian Ringgit	JPHQ	Buy	1,085,000	330,138		5/29/15	8,536	—
Mexican Peso	HSBK	Buy	7,191,663	543,620		5/29/15	—	(3,538)
Singapore Dollar	BZWS	Buy	2,020,036	1,609,976		5/29/15	7,649	—
Singapore Dollar	DBAB	Buy	187,500	149,373		5/29/15	775	—
Euro	GSCO	Sell	5,328,000	7,249,730		6/01/15	233,525	—
Polish Zloty	CITI	Buy	9,042,000	2,910,727		6/03/15	—	(126,301)
Chilean Peso	BZWS	Buy	53,000,000	93,261		6/04/15	—	(4,881)
Chilean Peso	MSCO	Buy	8,800,000	15,418		6/05/15	—	(745)
Euro	BZWS	Sell	102,650	139,804		6/05/15	4,621	—
Euro	MSCO	Sell	2,850,000	3,890,450		6/05/15	137,189	—
Euro	DBAB	Sell	340,000	463,668		6/08/15	15,891	—
Mexican Peso	CITI	Buy	9,726,730	730,356		6/08/15	—	(345)
Euro	GSCO	Sell	265,800	362,511		6/09/15	12,450	—
Mexican Peso	CITI	Buy	9,716,000	732,592		6/09/15	—	(3,431)
Euro	GSCO	Sell	399,000	541,323		6/12/15	15,812	—
Mexican Peso	CITI	Buy	19,757,860	1,477,555		6/12/15	4,947	—
Euro	DBAB	Sell	386,000	523,173		6/15/15	14,761	—
Mexican Peso	CITI	Buy	8,491,300	635,719		6/15/15	1,295	—
Japanese Yen	CITI	Sell	9,278,000	91,200		6/17/15	1,764	—
Chilean Peso	DBAB	Buy	276,100,000	477,310		6/19/15	—	(17,445)
Mexican Peso	CITI	Buy	7,642,000	570,810		6/22/15	2,243	—
South Korean Won	DBAB	Buy	1,307,000,000	1,262,314		6/29/15	12,080	—
Chilean Peso	DBAB	Buy	226,696,000	398,516		6/30/15	—	(21,264)
Japanese Yen	BZWS	Sell	63,037,000	622,111		6/30/15	14,318	—
Malaysian Ringgit	HSBK	Buy	2,920,700	893,372		7/07/15	16,224	—
Chilean Peso	DBAB	Buy	46,917,000	82,347		7/10/15	—	(4,332)
Mexican Peso	CITI	Buy	13,138,239	986,873		7/10/15	—	(2,765)
Euro	BZWS	Sell	212,000	289,562		7/16/15	10,202	—
Euro	MSCO	Sell	356,000	486,068		7/16/15	16,953	—
Polish Zloty	DBAB	Buy	16,623,100	3,934,462	EUR	7/16/15	—	(73,208)
Euro	DBAB	Sell	660,000	897,435		7/17/15	27,715	—
Mexican Peso	DBAB	Buy	32,003,472	2,409,446		7/17/15	—	(13,287)
South Korean Won	DBAB	Buy	9,043,327,000	8,720,662		7/17/15	92,600	—

28 | Annual Report							franklintempleton.com

TEMPLETON	INCOME TRUST
STATEMENT OF	INVESTMENTS

Templeton International Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract	Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
Euro	BZWS	Sell	332,000	450,102		7/20/15	$12,587		$—
Malaysian Ringgit	DBAB	Buy	18,003,280	5,549,716		7/20/15	52,799		—
Philippine Peso	DBAB	Buy	90,804,000	2,074,287		7/20/15	—		(4,657)
Singapore Dollar	DBAB	Buy	3,915,648	3,159,309		7/20/15	—		(23,133)
Euro	DBAB	Sell	1,480,000	2,006,658		7/21/15	56,261		—
Euro	DBAB	Sell	183,000	248,130		7/22/15	6,962		—
Euro	MSCO	Sell	388,000	525,251		7/22/15	13,923		—
Euro	DBAB	Sell	344,770	467,052		7/23/15	12,689		—
Euro	DBAB	Sell	69,825	94,163		7/27/15	2,137		—
Chilean Peso	MSCO	Buy	58,101,000	99,961		7/28/15	—		(3,485)
Euro	BZWS	Sell	152,000	205,037		7/28/15	4,705		—
Euro	CITI	Sell	311,346	419,984		7/28/15	9,638		—
Euro	BZWS	Sell	119,968	161,513		7/29/15	3,396		—
Euro	DBAB	Sell	29,935	40,326		7/29/15	873		—
Japanese Yen	BZWS	Sell	37,960,000	374,165		7/29/15	7,969		—
Chilean Peso	JPHQ	Buy	81,300,000	139,715		7/30/15	—		(4,738)
Chilean Peso	DBAB	Buy	24,250,000	41,699		7/31/15	—		(1,441)
Chilean Peso	JPHQ	Buy	117,000,000	201,065		7/31/15	—		(6,834)
Euro	JPHQ	Sell	1,228,000	1,650,997		7/31/15	32,453		—
Malaysian Ringgit	JPHQ	Buy	314,000	96,699		7/31/15	954		—
Chilean Peso	DBAB	Buy	48,500,000	82,259		8/04/15	—		(1,769)
Euro	BZWS	Sell	97,592	130,904		8/04/15	2,266		—
Euro	HSBK	Sell	1,228,000	1,648,007		8/04/15	29,366		—
Euro	UBSW	Sell	1,229,000	1,649,318		8/04/15	29,360		—
Chilean Peso	JPHQ	Buy	31,400,000	53,211		8/05/15	—		(1,105)
Euro	BZWS	Sell	736,000	989,386		8/05/15	19,242		—
Euro	JPHQ	Sell	743,700	999,801		8/05/15	19,507		—
Chilean Peso	DBAB	Buy	33,200,000	56,209		8/06/15	—		(1,119)
Malaysian Ringgit	HSBK	Buy	5,606,000	1,715,212		8/06/15	27,611		—
Japanese Yen	MSCO	Sell	16,900,000	165,168		8/07/15	2,109		—
Singapore Dollar	DBAB	Buy	372,000	298,843		8/07/15	—		(877)
Euro	CITI	Sell	137,819	184,311		8/10/15	2,634		—
Chilean Peso	BZWS	Buy	48,400,000	81,571		8/11/15	—		(1,291)
Euro	DBAB	Sell	513,000	687,397		8/11/15	11,135		—
Euro	JPHQ	Sell	680,100	910,909		8/11/15	14,368		—
Japanese Yen	CITI	Sell	15,026,000	147,494		8/11/15	2,506		—
Malaysian Ringgit	HSBK	Buy	390,000	119,080		8/11/15	2,130		—
Chilean Peso	DBAB	Buy	18,700,000	31,599		8/12/15	—		(584)
Euro	GSCO	Sell	191,000	256,463		8/12/15	4,674		—
South Korean Won	HSBK	Buy	440,000,000	42,526,047	JPY	8/12/15	18,145		—
Euro	MSCO	Sell	217,000	291,328		8/17/15	5,242		—
Chilean Peso	MSCO	Buy	17,610,000	29,674		8/18/15	—		(481)
Euro	BZWS	Sell	781,000	1,048,114		8/18/15	18,454		—
Japanese Yen	DBAB	Sell	16,770,000	164,430		8/18/15	2,593		—
Chilean Peso	JPHQ	Buy	9,450,000	15,929		8/20/15	—		(266)
Euro	DBAB	Sell	438,000	587,500		8/20/15	10,030		—
Euro	JPHQ	Sell	868,000	1,164,748		8/20/15	20,354		—
Japanese Yen	HSBK	Sell	34,880,000	341,292		8/20/15	4,674		—
Japanese Yen	JPHQ	Sell	22,704,000	222,259		8/20/15	3,149		—
Euro	JPHQ	Sell	340,000	453,951		8/21/15	5,680		—
Japanese Yen	BZWS	Sell	7,521,000	73,098		8/24/15	510		—
Mexican Peso	HSBK	Buy	8,229,279	614,446		8/24/15	257		—
Polish Zloty	DBAB	Buy	2,650,043	620,198	EUR	8/24/15	—		(3,975)

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TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS

Templeton International Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date Appreciation Depreciation
Japanese Yen	DBAB	Sell	7,432,000	71,871	8/25/15	$140	$—
Japanese Yen	HSBK	Sell	14,916,000	144,325	8/25/15	362	—
Euro	BZWS	Sell	237,520	316,050	8/26/15	2,870	—
Japanese Yen	BZWS	Sell	23,333,000	225,950	8/26/15	745	—
Japanese Yen	JPHQ	Sell	14,994,000	145,095	8/26/15	376	—
Chilean Peso	DBAB	Buy	11,480,000	19,156	8/27/15	—	(138)
Euro	JPHQ	Sell	55,232	73,153	8/27/15	327	—
Japanese Yen	DBAB	Sell	17,053,000	164,619	8/27/15	24	—
Japanese Yen	HSBK	Sell	27,402,000	264,544	8/27/15	61	—
Japanese Yen	JPHQ	Sell	22,517,000	217,653	8/27/15	320	—
Mexican Peso	HSBK	Buy	8,254,764	614,080	8/27/15	2,415	—
Chilean Peso	JPHQ	Buy	18,000,000	30,040	8/28/15	—	(224)
Euro	DBAB	Sell	94,076	124,427	8/31/15	374	—
Japanese Yen	JPHQ	Sell	24,149,000	233,465	8/31/15	363	—
Euro	DBAB	Sell	153,000	202,186	9/02/15	428	—
Unrealized appreciation (depreciation)						6,505,183	(824,337)
Net unrealized appreciation (depreciation)						$5,680,846

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*In U.S. dollars unless otherwise indicated.

At August 31, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts
	Counterparty/ Expiration		Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.775%	CME	10/04/23	$4,090,000	$—	$(168,985)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.795%	CME	10/04/23	4,090,000	—	(176,188)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.765%	CME	10/07/23	4,090,000	—	(164,050)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.731%	LCH	7/07/24	4,790,000	—	(122,446)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.668%	CME	10/04/43	1,990,000	—	(268,163)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.687%	CME	10/04/43	1,990,000	—	(275,815)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.675%	CME	10/07/43	1,990,000	—	(270,464)
Centrally Cleared Swaps unrealized
appreciation (depreciation)				—	(1,446,111)
OTC Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.523%	DBAB	3/28/21	1,150,000	$—	$(120,838)
OTC Swaps unrealized appreciation (depreciation)				—	(120,838)
Total Interest Rate Swaps unrealized appreciation (depreciation)				—	(1,566,949)
Net unrealized appreciation (depreciation)					$(1,566,949)

See Abbreviations on page 45.

30 | Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST

Financial Statements

Statement of Assets and Liabilities
August 31, 2014

Templeton International Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$385,930,629
Cost - Sweep Money Fund (Note 3f)	106,337,648
Total cost of investments	$492,268,277
Value - Unaffiliated issuers	$399,573,302
Value - Sweep Money Fund (Note 3f)	106,337,648
Total value of investments	505,910,950
Restricted cash (Note 1d)	3,020,000
Foreign currency, at value (cost $4,614,021)	4,608,739
Receivables:
Capital shares sold	2,046,963
Interest	4,394,189
Due from brokers	1,101,925
Variation margin	28,283
Unrealized appreciation on forward exchange contracts	6,505,183
Other assets	160
Total assets	527,616,392
Liabilities:
Payables:
Capital shares redeemed	504,922
Management fees	242,695
Distribution fees	50,016
Transfer agent fees	59,372
Due to brokers	3,020,000
Unrealized depreciation on forward exchange contracts	824,337
Unrealized depreciation on OTC swap contracts	120,838
Deferred tax	54,837
Accrued expenses and other liabilities	146,173
Total liabilities	5,023,190
Net assets, at value	$522,593,202
Net assets consist of:
Paid-in capital	$510,244,756
Distributions in excess of net investment income	(5,118,550)
Net unrealized appreciation (depreciation)	17,632,651
Accumulated net realized gain (loss)	(165,655)
Net assets, at value	$522,593,202

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TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
August 31, 2014

Templeton International Bond Fund

Class A:
Net assets, at value	$141,830,959
Shares outstanding	11,958,778
Net asset value per share[a]	$11.86
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.39
Class C:
Net assets, at value	$23,990,107
Shares outstanding	2,020,875
Net asset value and maximum offering price per share[a]	$11.87
Class R:
Net assets, at value	$1,557,747
Shares outstanding	131,283
Net asset value and maximum offering price per share	$11.87
Advisor Class:
Net assets, at value	$355,214,389
Shares outstanding	29,922,130
Net asset value and maximum offering price per share	$11.87

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
32 | Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the year ended August 31, 2014

Templeton International Bond Fund

Investment income:
Interest (net of foreign taxes of $371,353)	$15,704,817
Expenses:
Management fees (Note 3a)	3,216,361
Distribution fees: (Note 3c)
Class A	420,084
Class C	168,654
Class R	8,011
Transfer agent fees: (Note 3e)
Class A	125,104
Class C	23,202
Class R	1,432
Advisor Class	279,052
Custodian fees (Note 4)	170,668
Reports to shareholders	55,989
Registration and filing fees	94,551
Professional fees	60,462
Trustees’ fees and expenses	3,066
Other	19,109
Total expenses	4,645,745
Expense reductions (Note 4)	(347)
Expenses waived/paid by affiliates (Note 3f and 3g)	(498,375)
Net expenses	4,147,023
Net investment income	11,557,794
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	1,713,440
Foreign currency transactions	(2,732,615)
Swap contracts	(284,523)
Net realized gain (loss)	(1,303,698)
Net change in unrealized appreciation (depreciation) on:
Investments	15,155,478
Translation of other assets and liabilities denominated in foreign currencies	9,251,700
Change in deferred taxes on unrealized appreciation	(2,542)
Net change in unrealized appreciation (depreciation)	24,404,636
Net realized and unrealized gain (loss)	23,100,938
Net increase (decrease) in net assets resulting from operations	$34,658,732

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TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton International Bond Fund

	Year Ended August 31,
	2014	2013
Increase (decrease) in net assets:
Operations:
Net investment income	$11,557,794	$8,689,697
Net realized gain (loss) from investments, foreign currency transactions and swap contracts	(1,303,698)	3,015,544
Net change in unrealized appreciation (depreciation) on investments, translation of other assets
and liabilities denominated in foreign currencies and deferred taxes	24,404,636	(12,663,692)
Net increase (decrease) in net assets resulting from operations	34,658,732	(958,451)
Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class A	(3,693,649)	(5,270,835)
Class C	(598,564)	(890,107)
Class R	(39,086)	(30,778)
Advisor Class	(9,111,460)	(7,797,045)
Net realized gains:
Class A	—	(41,061)
Class C	—	(7,595)
Class R	—	(266)
Advisor Class	—	(55,252)
Tax return of capital:
Class A	—	(629,665)
Class C	—	(134,819)
Class R	—	(7,177)
Advisor Class	—	(1,244,769)
Total distributions to shareholders	(13,442,759)	(16,109,369)
Capital share transactions: (Note 2)
Class A	7,921,312	(14,384,144)
Class C	(4,532,238)	3,539,050
Class R	35,549	674,513
Advisor Class	90,080,612	114,152,930
Total capital share transactions	93,505,235	103,982,349
Net increase (decrease) in net assets	114,721,208	86,914,529
Net assets:
Beginning of year	407,871,994	320,957,465
End of year	$522,593,202	$407,871,994
Distributions in excess of net investment income included in net assets:
End of year	$(5,118,550)	$(1,446,976)

34 | Annual Report | The accompanying notes are an integral part of these financial statements.

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TEMPLETON INCOME TRUST

Notes to Financial Statements

Templeton International Bond Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of five separate funds. The Templeton International Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued) between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterpar-ties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include

36 | Annual Report

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counter-party under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the coun-terparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”)

or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

See Note 9 regarding other derivative information.

d. Restricted Cash

At August 31, 2014, the Fund received restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of August 31, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At August 31, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

		Year Ended August 31,
		2014		2013
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	4,110,918	$47,807,081	4,370,109	$52,031,227
Shares issued in reinvestment of distributions	296,528	3,460,329	432,810	5,153,857
Shares redeemed	(3,716,502)	(43,346,098)	(6,005,667)	(71,569,228)
Net increase (decrease)	690,944	$7,921,312	(1,202,748)	$(14,384,144)

38 | Annual Report

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

		Year Ended August 31,
		2014		2013
	Shares	Amount	Shares	Amount
Class C Shares:
Shares sold	376,167	$4,390,217	923,231	$11,032,020
Shares issued in reinvestment of distributions	41,819	488,302	70,985	845,979
Shares redeemed	(807,513)	(9,410,757)	(702,300)	(8,338,949)
Net increase (decrease)	(389,527)	$(4,532,238)	291,916	$3,539,050
Class R Shares:
Shares sold	49,558	$581,307	78,145	$914,440
Shares issued in reinvestment of distributions	3,349	39,086	3,212	38,221
Shares redeemed	(49,999)	(584,844)	(23,477)	(278,148)
Net increase (decrease)	2,908	$35,549	57,880	$674,513
Advisor Class Shares:
Shares sold	14,267,111	$166,988,069	16,498,804	$195,747,419
Shares issued in reinvestment of distributions	472,600	5,520,774	566,343	6,743,694
Shares redeemed	(7,071,812)	(82,428,231)	(7,570,601)	(88,338,183)
Net increase (decrease)	7,667,899	$90,080,612	9,494,546	$114,152,930

3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton
Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Annualized Fee Rate	Net Assets
0.700%	Up to and including $200 million
0.650%	Over $200 million, up to and including $1.3 billion
0.600%	In excess of $1.3 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

3. Transactions with Affiliates (continued)

c. Distribution Fees (continued)

shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	0.65%
Class R	0.50%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$16,140
CDSC retained	$7,355

e. Transfer Agent Fees

For the year ended August 31, 2014, the Fund paid transfer agent fees of $428,790, of which $199,355 was retained by Investor Services.

f. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted on the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees.

g. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.74% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 31, 2014.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended August 31, 2014, the custodian fees were reduced as noted in the Statement of Operations.

40 | Annual Report

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At August 31, 2014, the Fund had long-term capital loss carryforwards of $164,147.

During the year ended August 31, 2014, the Fund utilized $482,911 of capital loss carryforwards.

The tax character of distributions paid during the years ended August 31, 2014 and 2013, was as follows:

	2014	2013
Distributions paid from:
Ordinary income	$13,442,759	$13,989,452
Long term capital gain	—	103,487
	13,442,759	14,092,939
Tax Return of capital	—	2,016,430
	$13,442,759	$16,109,369

At August 31, 2014, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$494,725,724

Unrealized appreciation	$18,488,155
Unrealized depreciation	(7,302,929)
Net unrealized appreciation (depreciation)	$11,185,226

Distributable earnings - undistributed ordinary income	$3,918,764

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2014, aggregated $134,278,193 and $107,331,963, respectively.

7. Credit Risk

At August 31, 2014, the Fund had 10.76% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

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TEMPLETON	INCOME	TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

9. Other Derivative Information

At August 31, 2014, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and		Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Interest rate contracts	Variation margin/Net assets	$—	Unrealized depreciation on	$1,566,949	[a]
	consist of: net unrealized		swap contracts / Due from
	appreciation (depreciation)		brokers / Variation margin /
Net assets consist of: net
unrealized appreciation
(depreciation)

Foreign exchange contracts	Unrealized appreciation on	6,505,183	Unrealized depreciation on	824,337
	forward exchange contracts		forward exchange contracts

[a]Includes cumulative appreciation (depreciation) of centrally cleared swaps as reported in the Statement of Investments. Initial margin is included as a receivable due from brokers and current day’s variation margin is separately reported within the Statement of Assets and Liabilities.

For the year ended August 31, 2014, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

			Change in
			Unrealized
Derivative Contracts		Realized Gain	Appreciation
Not Accounted for as		(Loss) for	(Depreciation)
Hedging Instruments	Statement of Operations Locations	the Year	for the Year
Interest rate contracts	Net realized gain (loss) from swap	$(284,523)	$(1,469,932)
	contracts/Net change in unrealized
	appreciation (depreciation) on investments

Foreign exchange contracts	Net realized gain (loss) from foreign	(2,749,872)	9,028,377
	currency transactions/Net change in
	unrealized appreciation (depreciation)
	on translation of other assets and liabilities
	denominated in foreign currencies

For the year ended August 31, 2014, the average month end fair value of derivatives represented 1.74% of average month end net assets. The average month end number of open derivative contracts for the year was 461.

At August 31, 2014, the Fund’s OTC derivative assets and liabilities, are as follows:

	Gross and Net Amounts of
	Assets and Liabilities Presented
	in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$6,505,183	$824,337
Swap Contracts	—	120,838
Total	$6,505,183	$945,175

[a]Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

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TEMPLETON INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

At August 31, 2014, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Assets Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received[a,b]	Received	than zero)
Counterparty
BOFA	$12,274	$—	$—	$—	$12,274
BZWS	725,865	(18,430)	—	(560,000)	147,435
CITI	525,036	(171,322)	(292,234)	—	61,480
DBAB	2,694,935	(408,000)	—	(1,910,000)	376,935
GSCO	679,947	(7,129)	—	(550,000)	122,818
HSBK	597,901	(19,360)	(578,541)	—	—
JPHQ	805,968	(250,030)	(555,938)	—	—
MSCO	235,503	(69,724)	—	—	165,779
SCNY	197,781	(1,180)	—	—	196,601
UBSW	29,973	—	—	—	29,973
Total	$6,505,183	$(945,175)	$(1,426,713)	$(3,020,000)	$1,113,295

[a]At August 31, 2014, the Fund received France Treasury Bonds, United Kingdom Treasury Bonds and U.S. Treasury Notes as collateral for derivatives.
[b]In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

At August 31, 2014, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:
		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Liabilities Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
BOFA	$—	$—	$—	$—	$—
BZWS	18,430	(18,430)	—	—	—
CITI	171,322	(171,322)	—	—	—
DBAB	408,000	(408,000)	—	—	—
GSCO	7,129	(7,129)	—	—	—
HSBK	19,360	(19,360)	—	—	—
JPHQ	250,030	(250,030)	—	—	—
MSCO	69,724	(69,724)	—	—	—
SCNY	1,180	(1,180)	—	—	—
UBSW	—	—	—	—	—
Total	$945,175	$(945,175)	$—	$—	$—

See Note 1(c) regarding derivative financial instruments.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the year ended August 31, 2014, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$—	$331,468,342	$—	$331,468,342
Short Term Investments	106,337,648	68,104,960	—	174,442,608
Total Investments in Securities	$106,337,648	$399,573,302	$—	$505,910,950

Other Financial Instruments
Forward Exchange Contracts	$—	$6,505,183	$—	$6,505,183

Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$—	$824,337	$—	$824,337
Swap Contracts	—	1,566,949	—	1,566,949
Total Other Financial Instruments	$—	$2,391,286	$—	$2,391,286

[a]For detailed categories, see the accompanying Statement of Investments.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton International Bond Fund (continued)

12. New Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty/Exchange		Currency		Selected Portfolio
BOFA	Bank of America Corp.	BRL	Brazilian Real	FRN Floating Rate Note
BZWS	Barclays Bank PLC	CAD	Canadian Dollar
CITI	Citibank N.A.	EUR	Euro
CME	Chicago Mercantile Exchange	HUF	Hungarian Forint
DBAB	Deutsche Bank AG	IDR	Indonesian Rupiah
GSCO	Goldman Sachs Group, Inc.	INR	Indian Rupee
HSBK	HSBC Bank PLC	JPY	Japanese Yen
JPHQ	JPMorgan Chase Bank, N.A.	KRW	South Korean Won
LCH	London Clearing House	LKR	Sri Lankan Rupee
MSCO	Morgan Stanley and Co. Inc.	MXN	Mexican Peso
SCNY	Standard Charted Bank	MYR	Malaysian Ringgit
UBSW	UBS AG	PHP	Philippine Peso
		PLN	Polish Zloty
		SEK	Swedish Krona
		SGD	Singapore Dollar

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TEMPLETON INCOME TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton International Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton International Bond Fund (the “Fund”) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
October 17, 2014

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TEMPLETON INCOME TRUST

Tax Information (unaudited)

Templeton International Bond Fund

At August 31, 2014, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on August 14, 2014, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund, to Class A, Class C, Class R and Advisor Class shareholders of record.

	Foreign Tax Paid	Foreign Source	Foreign Source Qualified
Class	Per Share	Income Per Share	Dividents Per Share
Class A	$0.0086	$0.3239	$ —
Class C	$0.0086	$0.2816	$ —
Class R	$0.0086	$0.3039	$ —
Advisor Class	$0.0086	$0.3542	$ —

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

By mid-February 2015, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2014. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2014 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year.
Please consult your tax advisor and the instructions to Form 1116 for more information.

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TEMPLETON INCOME TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin
Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1992	138	Bar-S Foods (meat packing company)
300 S.E. 2nd Street				(1981-2010).
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Ann Torre Bates (1958)	Trustee	Since 2008	36	Navient Corporation (loan
300 S.E. 2nd Street				management, servicing and asset
Fort Lauderdale, FL 33301-1923				recovery) (May 2014), Ares Capital
Corporation (specialty finance
company) (2010-present), United
Natural Foods, Inc. (distributor of
natural, organic and specialty foods)
(2013-present), Allied Capital
Corporation (financial services)
(2003-2010) and SLM Corporation
(Sallie Mae) (1997-2014).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Frank J. Crothers (1944)	Trustee	Since 2003	26	Talon Metals Corp. (mining explora-
300 S.E. 2nd Street				tion), Fortis, Inc. (utility holding
Fort Lauderdale, FL 33301-1923				company) and AML Foods Limited
(retail distributors).
Principal Occupation During at Least the Past 5 Years:
Director and Vice Chairman, Caribbean Utilities Company, Ltd.; director of various other private business and nonprofit organizations; and
formerly, Chairman, Atlantic Equipment and Power Ltd. (1977-2003).

Edith E. Holiday (1952)	Lead	Trustee since	138	Hess Corporation (exploration and
300 S.E. 2nd Street	Independent	2001 and Lead		refining of oil and gas), H.J. Heinz
Fort Lauderdale, FL 33301-1923	Trustee	Independent		Company (processed foods and
		Trustee since 2007		allied products) (1994-2013), RTI
International Metals, Inc. (manufacture
and distribution of titanium), Canadian
National Railway (railroad) and White
Mountains Insurance Group, Ltd.
(holding company).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

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TEMPLETON INCOME TRUST

Independent Board Members (continued)

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

J. Michael Luttig (1954)	Trustee	Since 2009	138	Boeing Capital Corporation
300 S.E. 2nd Street				(aircraft financing) (2006-2013).
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and formerly,
Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

David W. Niemiec (1949)	Trustee	Since 2005	33	Emeritus Corporation (assisted
300 S.E. 2nd Street				living) (1999-2010) and OSI
Fort Lauderdale, FL 33301-1923				Pharmaceuticals, Inc. (pharmaceutical
				products) (2006-2010).

Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).

Frank A. Olson (1932)	Trustee	Since 2003	138	Hess Corporation (exploration and
300 S.E. 2nd Street				refining of oil and gas) (1998-2013).
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Chairman of the Board, The Hertz Corporation (car rental) (1980-2000) and Chief Executive
Officer (1977-1999); and Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (June-December 1987).

Larry D. Thompson (1945)	Trustee	Since 2005	138	Cbeyond, Inc. (business communi-
300 S.E. 2nd Street				cations provider) (2010-2012), The
Fort Lauderdale, FL 33301-1923				Southern Company (energy company)
				(2010-2012) and Graham Holdings
				Company (formerly, The Washington
				Post Company) (education and media
				organization).

Principal Occupation During at Least the Past 5 Years:
Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-present);
and formerly, John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice Presi-
dent – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004);
Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Constantine D. Tseretopoulos Trustee		Since 2003	26	None
(1954)
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly, Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center
(1982-1985).

Robert E. Wade (1946)	Trustee	Since 2006	43	El Oro Ltd (investments).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice (1972-2008) and member of various boards.

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TEMPLETON INCOME TRUST

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	148	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

**Rupert H. Johnson, Jr. (1940) Chairman of		Chairman of the	138	None
One Franklin Parkway	the Board and	Board and Trustee
San Mateo, CA 94403-1906	Trustee and	since 2013, and
	Vice President	Vice President
since 1996

Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton
Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

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TEMPLETON INCOME TRUST

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin
Templeton Companies, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy (1962) President and		Since 2002	Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice
President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Mark H. Otani (1968)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer

Principal Occupation During at Least the Past 5 Years:
Director, Global Fund Accounting Operations, Franklin Templeton Investments; and officer of 14 of the investment companies in Franklin
Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton
Investments.

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TEMPLETON INCOME TRUST

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Secretary and	Secretary since	Not Applicable	Not Applicable
300 S.E. 2nd Street	Vice President	2013 and Vice
Fort Lauderdale, FL 33301-1923		President since
2011

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of
Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience.
Ms. Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Navient Corporation (May 2014), Ares Capital
Corporation and United Natural Foods Inc. and was formerly a director of SLM Corporation from 1997 to 2014 and Allied Capital Corporation from 2003 to 2010,
Executive Vice President and Chief Financial Officer of NHP Incorporated and Vice President and Treasurer of US Airways, Inc. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001.
Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC
Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the
Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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TEMPLETON INCOME TRUST
TEMPLETON INTERNATIONAL BOND FUND

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held May 15, 2014, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreements for each of the separate funds comprising Templeton Income Trust, including Templeton International Bond Fund (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant, and a three-year expense analysis with an explanation for any increase in expense ratios. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES.

The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years, and that those operations in the New York/New Jersey area ran smoothly during the period of the 2012 Hurricane Sandy. Consideration was also given to the experience of the Funds’ portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continual enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent

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TEMPLETON	INCOME TRUST
TEMPLETON	INTERNATIONAL BOND FUND

SHAREHOLDER INFORMATION

risk management procedures, including continual monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Lipper report for the Fund showed the investment performance of its Class A shares in comparison to a performance universe consisting of the Fund and all retail and institutional international income funds as selected by Lipper. The Fund has been in operation for less than 10 full years, and such report showed the Fund’s income return for the one-year period ended February 28, 2014, to be in the second-highest performing quintile of its performance universe and its annualized income return for the previous three- and five-year periods to also be in the second-highest quintiles of such universe. The Lipper report showed the Fund’s total return for the one-year period to be in the second-lowest performing quintile of its performance universe, and its annualized total return to be in the second-highest performing quintile of such universe during the previous three-year period, and to be in the highest or best performing quintile of such universe during the previous five-year period. The Board found such comparative performance to be satisfactory.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of the Fund compared with a group of other funds selected by Lipper as constituting its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the

Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that the contractual management fee rate and actual total expenses of the Fund were below the median of its Lipper expense group. The Board found such comparative expenses to be acceptable, noting the expenses of the Fund were subsidized through management fee waivers.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2013, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates

54 | Annual Report

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TEMPLETON INCOME TRUST
TEMPLETON INTERNATIONAL BOND FUND
SHAREHOLDER INFORMATION

might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager and its affiliates as a fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The investment management agreement for the Fund provides a fee at the rate of 0.70% on the first $200 million of Fund net assets; 0.65% on the next $1.1 billion of Fund net assets; and 0.60% on Fund net assets in excess of $1.3 billion. At the end of 2013, the Fund’s net assets were approximately $493 million. The Board believed it unlikely that meaningful economies of scale existed at such asset level, noting that the Fund’s expenses were subsidized by management.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Annual Report and Shareholder Letter
Templeton International Bond Fund

Investment Manager
Franklin Advisers, Inc.
Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com
Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved.	447 A 10/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)   Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $387,371 for the fiscal year ended August 31, 2014 and $385,891 for the fiscal year ended August 31, 2013.

(b)   Audit-Related Fees

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $2,894 for the fiscal year ended August 31, 2014 and $2,894 for the fiscal year ended August 31, 2013. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)   Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $3,830 for the fiscal year ended August 31, 2014 and $12,100 for the fiscal year ended August 31, 2013. The services for which these fees were paid included technical tax consultation for capital gain tax and withholding tax reporting for foreign governments and requirements on local country’s self-certification forms.

(d)   All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4 were $23,495 for the fiscal year ended August 31, 2014 and $0 for the fiscal year ended August 31, 2013. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4 were $136,241 for the fiscal year ended August 31, 2014 and $39,194 for the fiscal year ended August 31, 2013. The services for which these fees were paid included preparation and review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $166,460 for the fiscal year ended August 31, 2014 and $54,188 for the fiscal year ended August 31, 2013.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                            N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                          N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By /s/ LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date:  October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date:  October 24, 2014

By /s/ MARK H. OTANI

    Mark H. Otani

    Chief Financial Officer and

    Chief Accounting Officer

Date:  October 24, 2014